UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-04984

                            AMERICAN BEACON FUNDS
              (Exact name of registrant as specified in charter)

                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
            (Address of principal executive offices)-(Zip code)

                        William F. Quinn, PRESIDENT
                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
                  (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                  Date of fiscal year end: December 31, 2009

                  Date of reporting period: June 30, 2009


ITEM 1. REPORTS TO STOCKHOLDERS.

                         GUIDANCE | VISION | EXPERIENCE

                        (AMERICAN BEACON FUNDS(SM) LOGO)

                               Semi-Annual Report

                                    (GRAPHIC)

June 30, 2009

TREASURY INFLATION PROTECTED SECURITIES FUND

About American Beacon Advisors

          Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

          Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Contents

Message from American Beacon.......................................            1
Market and Performance Overview....................................            2
Schedule of Investments............................................            5
Additional Information.............................................   Back Cover

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor's strategies and the Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds                                              June 30, 2009

(PHOTO OF GENE L. NEEDLES, JR.)

Fellow Shareholders,

     Enclosed is the Semi-Annual Report for the American Beacon Treasury Inflation Protected Securities ("TIPS") Fund for the six months ended June 30, 2009.

     During the six months covered by this report, the Federal Reserve ("Fed") maintained the target range for the Fed Funds rate at 0% to 0.25%, and reiterated its expectation that the key short-term rate will remain at exceptionally low levels for an extended period.

     The American Beacon TIPS Fund reported a positive return of 5.43% for the six-month period ended June 30, 2009. We believe the Fund's fundamental investment strategy and lower than average expense ratio will continue to serve the Fund well over time.

     Please review the enclosed market overview, portfolio listings, and detailed financial data. As always, we welcome the opportunity to serve your financial needs. To obtain further details about the American Beacon Funds family or to access your account information, please visit our website at www.americanbeaconfunds.com. Thank you for your continued confidence in the American Beacon Funds.

                                        Sincerely,


                                        /s/ Gene L. Needles, Jr.

                                        Gene L. Needles, Jr.
                                        Executive Vice President
                                        American Beacon Funds

Investing in debt securities entails interest rate risk which is the risk that debt securities will decrease in value with increases in market interest rates.

MARKET OVERVIEW
JUNE 30, 2009 (UNAUDITED)

          The U.S. economy was still in recession at the beginning of 2009, with real GDP contraction of 6.4% in the first quarter. In response to the worst financial and economic crises in decades, Federal Reserve Board ("Fed") and Administration officials enacted unprecedented policies to stabilize the financial system and stem the downward path of the economy. While both the financial markets and the economy appear to have improved by the end of the second quarter, it was clear that the markets and the economy were far from healthy. Deflationary concerns remained due to excess capacity and continually weakening labor markets, even as many feared long-term inflation from the massive expansion of the Fed's balance sheet and the unprecedented fiscal deficits.

          The unemployment rate jumped from 7.2% in December 2008 to 9.5% in June, and almost 3.4 million private sector jobs were lost in the first six months of 2009. Capacity utilization continued its decline, with June's 68.0% level the lowest ever. Commodity prices, which rose sharply in May and into the first half of June, were higher than the beginning of the year led by a nearly 60% increase in crude oil futures prices. However, June's 1.4% year-over-year decline in the Consumer Price Index was the largest drop in this index in almost 60 years. While there has been preliminary discussion regarding the Fed's "exit strategy" from its policy of monetary accommodation, including its quantitative easing program, it appears premature to expect such an exit to occur anytime soon.

          The Barclays Capital 1-to-10-year TIPS benchmark returned 6.49% for the first half of the year. Most of the return occurred in the first quarter driven by the economic stimulus and quantitative easing policies of the U.S. Government and the Federal Reserve. The real yield curve steepened during the first six months of the year as the yield for the 2 year TIPS fell by over 4%, while the yield for the 10 and 30 year TIPS fell by less than 0.50%. The TIPS market continues to grow at a good pace and is becoming an integral part of the Treasury auction schedule. In 2009, TIPS auctions continued in the 5-, 10- and 20-year maturities.

PERFORMANCE OVERVIEW
AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND(SM)
JUNE 30, 2009 (UNAUDITED)

          The Institutional Class of the Fund returned 5.43% for the period from January 1, 2009 through June 30, 2009, trailing the Barclays Capital 1-10 Year U.S. TIPS Index (the "Index") return of 6.49% and the Lipper TIPS Index return of 5.51%.

                                                          ANNUALIZED TOTAL RETURNS
                                                            PERIODS ENDED 6/30/09
                                                  ----------------------------------------
                                                                                   SINCE
                                                                                 INCEPTION
                                                  6 MONTHS*   1 YEAR   5 YEARS    6/30/04
                                                  ---------   ------   -------   --------
Institutional Class(1, 4, 5) ..................     5.43%     -2.42%    4.20%      4.20%
Investor Class(1, 2, 4, 5) ....................     5.22%     -2.62%    4.15%      4.15%
Barclays Capital 1-10 Yr. U.S. TIPS Index(3) ..     6.49%     -1.92%    4.69%      4.69%
Barclays Capital U.S. TIPS Index(3) ...........     6.21%     -1.12%    4.94%      4.94%
Lipper TIPS Index(3) ..........................     5.51%     -3.03%    4.18%      4.18%

*    NOT ANNUALIZED

1. Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2. Fund performance represents the total returns achieved by the Institutional Class up to 3/2/09, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Investor Class been in existence since 6/30/04.

3. The Barclays Capital 1-10 Yr. U.S. TIPS Index is an unmanaged market index comprising U.S. Treasury inflation-indexed securities with maturities between one and ten years while the Barclays Capital U.S. TIPS Index includes all maturities. The Lipper TIPS Index tracks the results of the 30 largest mutual funds in the Lipper TIPS category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

4. The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional and Investor Class shares was 0.29% and 0.69%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

5. A portion of the fees charged to the Investor Class of the Fund was waived from its inception. A portion of the fees charged to the Institutional Class of the Fund has been waived since 2005. Performance prior to waiving fees was lower than the actual returns shown.

          The Fund produced a strong absolute return for the six-month time period as TIPS rallied during the first quarter of 2009, amid the Federal Reserve Board's quantitative easing policies and other fiscal policy measures reducing fear of deflation among investors. While the Fund underperformed the Index, it performed in-line with its peer group.

          For the six-month period, the Fund maintained a duration-neutral position relative to the Index. The Fund experienced significant relative underperformance in January, which can be attributed to a difference between the valuation policies implemented by the Fund and the Index during a period of market volatility. For the remainder of the period, the Fund outperformed the Index, but not enough to offset the January deficit and Fund expenses.

          The Fund remains focused on investing in TIPS to provide inflation protection and income to its shareholders.

TOP TEN HOLDINGS

                                                     % OF
                                                  NET ASSETS
                                                  ----------
U.S. Treasury Note, 2.000%, Due 1/15/2014#.....      10.8%
U.S. Treasury Note, 0.875%, Due 4/15/2010#.....       8.4%
U.S. Treasury Note, 1.625%, Due 1/15/2015#.....       8.0%
U.S. Treasury Note, 1.875%, Due 7/15/2013#.....       7.3%
U.S. Treasury Note, 0.625%, Due 4/15/2013#.....       6.8%
U.S. Treasury Note, 1.875%, Due 7/15/2015#.....       6.8%
U.S. Treasury Note, 2.000%, Due 1/15/2016#.....       6.7%
U.S. Treasury Note, 2.500%, Due 7/15/2016#.....       5.4%
U.S. Treasury Note, 2.375%, Due 1/15/2017#.....       5.2%
U.S. Treasury Note, 2.000%, Due 7/15/2014#.....       4.9%

#    Inflation Indexed Note

SECTOR ALLOCATION

                                                      % OF
                                                  FIXED INCOME
                                                  ------------
U.S. Treasury Obligations......................      100.0%

FUND EXPENSES
AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND(SM)
JUNE 30, 2009 (UNAUDITED)

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 through June 30, 2009.

ACTUAL EXPENSES

     The "Actual" line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                                   Beginning        Ending       Expenses Paid During
                                 Account Value      Account             Period*
                                     1/1/09      Value 6/30/09      1/1/09-6/30/09
                                 -------------   -------------   --------------------
INSTITUTIONAL CLASS
Actual                             $1,000.00       $1,054.35             $1.17
Hypothetical                       $1,000.00       $1,023.65             $1.15
   (5% return before expenses)
INVESTOR CLASS
Actual                             $1,000.00       $1,046.49             $2.39
Hypothetical                       $1,000.00       $1,021.27             $3.56
   (5% return before expenses)

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.23% and 0.71% for the Institutional and Investor Class, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half year period.

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

                                                            PAR AMOUNT      VALUE
                                                            ----------   ----------
                                                             (DOLLARS IN THOUSANDS)
U.S. TREASURY OBLIGATIONS - 98.27%
   U.S. Treasury Note,
      0.875%, Due 4/15/2010 #............................   $    9,972   $    9,971
      2.375%, Due 4/15/2011 #............................        2,508        2,583
      3.375%, Due 1/15/2012 #............................        1,039        1,104
      2.00%, Due 4/15/2012 #.............................        4,203        4,323
      3.00%, Due 7/15/2012 #.............................        3,599        3,813
      0.625%, Due 4/15/2013 #............................        8,242        8,144
      1.875%, Due 7/15/2013 #............................        8,463        8,680
      2.00%, Due 1/15/2014 #.............................       12,595       12,882
      1.25%, Due 4/15/2014 #.............................        2,614        2,625
      2.00%, Due 7/15/2014 #.............................        5,718        5,852
      1.625%, Due 1/15/2015 #............................        9,587        9,542
      1.875%, Due 7/15/2015 #............................        7,980        8,068
      2.00%, Due 1/15/2016 #.............................        7,891        8,009
      2.50%, Due 7/15/2016 #.............................        6,182        6,489
      2.375%, Due 1/15/2017 #............................        5,937        6,195
      2.625%, Due 7/15/2017 #............................        4,948        5,273
      1.625%, Due 1/15/2018 #............................        4,987        4,939
      1.375%, Due 7/15/2018 #............................        4,949        4,797
      2.125%, Due 1/15/2019 #............................        3,193        3,298
      2.375%, Due 1/15/2025 #............................          707          727
                                                                         ----------
   TOTAL U.S. TREASURY OBLIGATIONS                                          117,314
                                                                         ----------

                                                              Shares
                                                            ----------
SHORT-TERM INVESTMENT FUND - .25%
   Columbia Government Reserve Fund .....................      294,232          294
                                                                         ----------
TOTAL INVESTMENTS - 98.52% (Cost $115,974) ..............                $  117,608
OTHER ASSETS, NET OF LIABILITIES - 1.48% ................                     1,766
                                                                         ----------
TOTAL NET ASSETS - 100.00% ..............................                $  119,374
                                                                         ==========

     Percentages are stated as a percent of net assets.

#    Inflation Indexed Note.

                             See accompanying notes

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2009 (UNAUDITED) (IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
   Investments in unaffiliated securities, at value A ...   $   117,608
   Dividends and interest receivable ....................           892
   Receivable for fund shares sold ......................         1,160
   Receivable for expense reimbursement .................            10
   Prepaid expenses .....................................            22
                                                            -----------
      TOTAL ASSETS ......................................       119,692
                                                            -----------
LIABILITIES:
   Payable for fund shares redeemed .....................           262
   Management and investment advisory fees payable
      (Note 2)                                                       22
   Administrative service and service fees payable ......            14
   Other liabilities ....................................            20
                                                            -----------
      TOTAL LIABILITIES .................................           318
                                                            -----------
NET ASSETS ..............................................   $   119,374
                                                            ===========
ANALYSIS OF NET ASSETS:
   Paid-in-capital ......................................       143,833
   Undistributed net investment income ..................        (1,461)
   Accumulated net realized loss ........................       (24,632)
   Unrealized appreciation of investments, futures
      contracts, and foreign currency ...................         1,634
                                                            -----------
NET ASSETS ..............................................   $   119,374
                                                            ===========
SHARES OUTSTANDING (NO PAR VALUE):
   Institutional Class ..................................    12,039,022
                                                            ===========
   Investor Class .......................................       271,622
                                                            ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
   Institutional Class ..................................   $      9.70
                                                            ===========
   Investor Class .......................................   $      9.68
                                                            ===========
A Cost of investments in unaffiliated securities ........   $   115,974

                             See accompanying notes

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED) (IN THOUSANDS)

INVESTMENT INCOME:
   Dividend income ......................................   $     1
   Interest income ......................................    (1,362)
                                                            -------
         TOTAL INVESTMENT INCOME (LOSS) .................    (1,361)
                                                            -------
EXPENSES:
   Management and investment advisory fees (Note 2) .....        61
   Administrative service fees (Note 2):
      Institutional Class ...............................        92
      Investor Class ....................................         1
   Transfer agent fees:
      Institutional Class ...............................         5
      Investor Class ....................................         1
   Custody and fund accounting fees .....................        13
   Professional fees ....................................        16
   Registration fees and expenses .......................         1
   Prospectus and shareholder reports ...................         5
   Trustee fees .........................................         4
   Other expenses .......................................         8
                                                            -------
         TOTAL EXPENSES .................................       207
                                                            -------
   Net fees waived and expenses reimbursed by Manager
      (Note 2) ..........................................       (62)
                                                            -------
         NET EXPENSES ...................................       145
                                                            -------
NET INVESTMENT INCOME (LOSS) ............................    (1,506)
                                                            -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from:
      Investments .......................................      (837)
   Change in net unrealized appreciation or depreciation
      of:
      Investments .......................................     8,823
                                                            -------
         NET GAIN ON INVESTMENTS ........................     7,986
                                                            -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....   $ 6,480
                                                            =======

                             See accompanying notes

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
STATEMENT OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                                                  Six Months
                                                                                     Ended      Year Ended
                                                                                    June 30,     December
                                                                                      2009       31, 2008
                                                                                  -----------   ---------
                                                                                  (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income ......................................................    $ (1,506)    $  17,700
   Net realized loss on investments, futures contracts, and foreign currency
      transactions ............................................................        (837)      (22,281)
   Change in net unrealized appreciation or (depreciation) of investments,
      futures contracts, and foreign currency translations ....................       8,823        (8,833)
                                                                                   --------     ---------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......       6,480       (13,414)
                                                                                   --------     ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
      Institutional Class .....................................................          --       (17,654)
                                                                                   --------     ---------
         NET DISTRIBUTIONS TO SHAREHOLDERS ....................................          --       (17,654)
                                                                                   --------     ---------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares ..............................................      23,608       406,774
   Reinvestment of dividends and distributions ................................          --        17,654
   Cost of shares redeemed ....................................................     (50,903)     (476,868)
                                                                                   --------     ---------
         NET (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .........     (27,295)      (52,440)
                                                                                   --------     ---------
NET (DECREASE) IN NET ASSETS ..................................................     (20,815)      (83,508)
                                                                                   --------     ---------
NET ASSETS:
   Beginning of period ........................................................     140,189       223,697
                                                                                   --------     ---------
   END OF PERIOD * ............................................................    $119,374     $ 140,189
                                                                                   ========     =========
*Includes undistributed net investment income (loss) of .......................    $ (1,461)    $      45
                                                                                   ========     =========

                             See accompanying notes

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

          American Beacon Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Treasury Inflation Protected Securities Fund (the "Fund"), a series of the Trust.

          American Beacon Advisors, Inc. (the "Manager") is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     Class Disclosure

          The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

CLASS:                OFFERED TO:
------                -----------
INSTITUTIONAL CLASS   Investors making an initial investment of $2 million
INVESTOR CLASS        General public and investors investing through an intermediary

          Administrative service fees, service fees and distribution fees vary amongst the classes as described more fully in footnote 2.

          Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related solely to one class of shares.

     Security Valuation

          Investments are valued at the close of the New York Stock Exchange (the "Exchange"), normally 4 p.m. ET, each day that the Exchange is open for business.

          Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

          Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

          Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board of Trustees (the "Board").

          The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. In addition, effective June 30, 2009, the Fund adopted FASB Staff position ("FSP") No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP No. 157-4"). FSP No.

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157 when the volume and level of activity for the asset or liability have significantly decreased. The three levels of the hierarchy under FAS 157 are described below:

     Level 1 - Quoted prices in active markets for identical securities.

     Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

     Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

A summary of the inputs used to value the Fund's net assets as of June 30, 2009 is as follows (in thousands):

                                                Quoted Prices in
                                                 Active Markets    Significant Other       Significant
                                                  for Identical    Observable Inputs   Unobservable Inputs
Description                                     Assets (Level 1)       (Level 2)            (Level 3)          Total
-----------                                     ----------------   -----------------   -------------------   -------
Assets:
U.S. Treasury Obligations ...................         $ --              $117,314               $--           $117,314
Short-Term Investments ......................          294                    --                --                294
                                                      ----              --------               ---           --------
Total Investments ...........................          294               117,314                --            117,608
Liabilities:
Investments in Other Financial Instruments...           --                    --                --                 --
Total .......................................         $294              $117,314               $--           $117,608
                                                      ====              ========               ===           ========

          The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

     Security Transactions and Investment Income

          Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations.

          Dividend income, net of foreign taxes, is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

          Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

     Dividends to Shareholders

          Dividends from net investment income of the Fund normally will be declared and paid at least semi-annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

     Currency Translation

          All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated in U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

     Forward Foreign Currency Exchange Contracts

          The Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of Fund securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

     Use of Estimates

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

     Other

          Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES

     Management Agreement

          The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory and portfolio management services. Investment assets of the Fund may be managed by multiple investment advisors which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to the investment advisors hired by the Manager to

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

direct investment activities of the Fund. Management fees paid during the six months ended June 30, 2009 were as follows:

MANAGEMENT FEE RATE   MANAGEMENT FEE   AMOUNTS PAID TO INVESTMENT ADVISORS   NET AMOUNTS RETAINED BY MANAGER
-------------------   --------------   -----------------------------------   -------------------------------
   0.10% - 0.13%          $61,484                    $30,742                             $30,742

     Administrative Services Agreement

          The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.15% of the average daily net assets of the Institutional Class and 0.30% of the average daily net assets of the Investor Class of the Fund.

     Services Plan

          The Manager and the Trust entered into a Service Plan which obligates the Manager to oversee additional shareholder servicing of the Investor Class of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee of 0.25% of the average daily net assets of the Investor Class of the Fund.

     Investment in Affiliated Funds

          The Fund may invest in the American Beacon Money Market Select Fund and the American Beacon US Government Money Market Select Fund (collectively the "Select Funds"). The Fund and the Select Funds have the same investment advisor and, therefore, are considered to be affiliated. The Manager serves as investment advisor to the Select Funds and receives from the Select Funds an annualized fee equal to 0.09% of the Select Funds' average daily net assets. During the six months ended June 30, 2009, the Fund did not invest in the Select Funds.

     Interfund Lending Program

          Pursuant to an exemptive order by the Securities Exchange Commission (the "SEC"), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program as a borrower. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. For the six months ended June 30, 2009, the Fund did not utilize the credit facility.

     Reimbursement of Expenses

          The Manager voluntarily agreed to waive a portion of its Administrative Service fee for the Institutional Class. For the six months ended June 30, 2009, the Manager waived expenses of $62,189.

          The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class's average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The Fund has not recorded a liability for potential reimbursement, due to the current assessment that a reimbursement is unlikely.

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

3. FEDERAL INCOME AND EXCISE TAXES

          It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

          The Fund adopted the provisions of FASB Interpretation No. 48, "Accounting for Uncertainties in Income Taxes" ("FIN 48"), on January 1, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of the FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended December 31, 2008, remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other expenses" on the Statement of Operations.

          Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

          The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

          The tax character of distributions paid during the six months ended June 30, 2009 and the fiscal year ended December 31, 2008 were as follows (in thousands):

                                 SIX MONTHS ENDED    YEAR ENDED
                                     JUNE 30,       DECEMBER 31,
                                       2009             2008
                                 ----------------   ------------
                                    (UNAUDITED)
DISTRIBUTIONS PAID FROM:
   Ordinary income*...........          $--           $17,654
   Tax return of capital......           --                --
                                        ---           -------
TOTAL TAXABLE DISTRIBUTIONS...          $--           $17,654
                                        ===           =======

* For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

          As of June 30, 2009, the components of distributable earnings on a tax basis were as follows (in thousands):

Cost basis of investments for federal income tax purposes ..   $117,453
Unrealized appreciation ....................................        952
Unrealized depreciation ....................................       (797)
                                                               --------
Net unrealized appreciation/(depreciation) .................        155
Undistributed ordinary income ..............................     (1,461)
Undistributed long-term gain/(loss) ........................    (23,153)
                                                               --------
Distributable earnings .....................................   $ 24,459
                                                               ========

          Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses from wash.

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

          Due to inherent differences in the recognition of income, expenses and realized gains/(losses) under U.S. generally accepted accounting principles and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

          At June 30, 2009, the capital loss carry forward positions for federal income tax purposes were $144, $974, $111, $14,012, and $7,913 expiring in 2013, 2014, 2015, 2016, and 2017, respectively (in thousands).

4. INVESTMENT TRANSACTIONS

          Purchases and proceeds from sales of investments for the six months ended June 30, 2009, excluding short-term investments, were $70,492,074 and $98,433,374, respectively. Of these amounts, the Fund had purchases and sales of U.S. Government securities of $70,492,074 and $98,433,374, respectively.

5. CAPITAL SHARE TRANSACTIONS

          The tables below summarize the activity in capital shares (dollars and shares in thousands):

Six Months Ended June 30, 2009

                                          INSTITUTIONAL
                                              CLASS         INVESTOR CLASS
                                        -----------------   ---------------
                                        SHARES    AMOUNT    SHARES   AMOUNT
                                        ------   --------   ------   ------
Shares sold .........................    2,170   $ 20,897    281     $2,711
Reinvestment of dividends ...........       --         --     --         --
Shares redeemed .....................   (5,372)   (50,817)    (9)       (86)
                                        ------   --------    ---     ------
Net increase (decrease) in shares
   outstanding ......................   (3,202)  $(29,920)   272     $2,625
                                        ======   ========    ===     ======

Year Ended December 31, 2008

                                        INSTITUTIONAL CLASS
                                        -------------------
                                         SHARES     AMOUNT
                                        -------   ---------
Shares sold .........................    38,729   $ 406,774
Reinvestment of dividends ...........     1,773      17,654
Shares redeemed .....................   (47,232)   (476,868)
                                        -------   ---------
Net (decrease) in shares
   outstanding ......................    (6,730)  $ (52,440)
                                        =======   =========

6. SUBSEQUENT EVENTS

          In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events", adopted by the Fund as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Fund's financial statements through August 28, 2009. Management has determined that there are no material events that would require disclosure in the Fund's financial statements through this date.

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                          Institutional Class
                                                -----------------------------------------------------------------------   Investor
                                                    Six                                                                    Class
                                                   Months                                                       June    -----------
                                                   Ended               Year Ended December 31,                 30 to     March 2 to
                                                  June 30,    --------------------------------------------    December    June 30,
                                                    2009        2008      2007(B)        2006        2005   31, 2004(A)     2009
                                                -----------   --------   --------      -------     -------  ----------- -----------
                                                (unaudited)                                                             (unaudited)
Net asset value, beginning of period .........   $   9.20     $  10.18   $   9.53      $  9.75     $ 10.16  $ 10.00     $ 9.25
                                                 --------     --------   --------      -------     -------  -------     ------
Income from investment operations:
   Net investment income (loss) ..............      (0.13)        0.80       0.45         0.29        0.56(C)  0.18(C)    0.03
   Net gains (losses) on securities (both
      realized and unrealized) ...............       0.63        (0.98)      0.59        (0.19)      (0.37)    0.21       0.40
                                                 --------     --------   --------      -------     -------  -------     ------
Total income (loss) from investment
   operations ................................       0.50        (0.18)      1.04         0.10        0.19     0.39       0.43
                                                 --------     --------   --------      -------     -------  -------     ------
Less distributions:
   Dividends from net investment income ......         --        (0.80)     (0.39)       (0.29)      (0.55)   (0.23)        --
   Distributions from net realized gains on
       securities ............................         --           --         --           --       (0.05)    0.00(D)      --
   Tax return of capital .....................         --           --       0.00(D,E)   (0.03)(E)      --       --         --
                                                 --------     --------   --------      -------     -------  -------     ------
Total distributions ..........................         --        (0.80)     (0.39)       (0.32)      (0.60)   (0.23)        --
                                                 --------     --------   --------      -------     -------  -------     ------
Net asset value, end of period ...............   $   9.70     $   9.20   $  10.18      $  9.53     $  9.75  $ 10.16     $ 9.68
                                                 ========     ========   ========      =======     =======  =======     ======
Total return .................................       5.43%(F)    (2.09)%    11.22%        1.05%       1.86%    3.94%      4.65%(F)
                                                 ========     ========   ========      =======     =======  =======     ======
Ratios and supplemental data:
   Net assets, end of period (in thousands) ..   $116,744     $140,189   $223,697      $33,792     $30,584  $20,943     $2,630
   Ratios to average net assets (annualized):
      Expenses, after expense reimbursements
         (recoupments) .......................       0.23%        0.25%      0.43%        0.49%       0.44%    0.46%      0.71%
      Expenses, before expense reimbursements
         (recoupments) .......................       0.33%        0.29%      0.43%        0.49%       0.39%    0.62%      1.18%
      Net investment income (loss), after
         expense reimbursements
         (recoupements) ......................      (2.47)%       5.19%      4.74%        2.94%       5.45%    3.34%      3.99%
      Net investment income (loss), before
         expense reimbursements
         (recoupments) .......................      (2.57)%       5.15%      4.74%        2.94%       5.50%    3.18%      3.52%
   Portfolio turnover rate ...................         57%(F)      128%       139%         259%        355%     190%(F)     57%(F G)

(A) The American Beacon Treasury Inflation Protected Securities Fund commenced active operations on June 30, 2004.

(B) Brown Brothers Harriman & Co. was removed as an investment advisor to the Treasury Inflation Protected Securities Fund on November 30, 2007.

(C)  Based on average shares outstanding.

(D)  Amount represents less than $0.01 per share.

(E) The tax return of capital is calculated based on outstanding shares at the time of distribution.

(F)  Not annualized.

(G) Portfolio turnover rate is for the period from January 1, 2009 through June 30, 2009.

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENT AND INVESTMENT ADVISORY AGREEMENTS OF THE FUND
(UNAUDITED)

          At its May 27, 2009 meeting, the Board of Trustees ("Board" or "Trustees") considered the renewal of the Management Agreement between the Manager and the American Beacon Funds (the "Funds") and each Investment Advisory Agreement between the Manager and a subadvisor ("Investment Advisory Agreements"). In preparation for the Board's consideration to renew the Management Agreement and each Investment Advisory Agreement, the Board and its Investment Committee undertook steps to gather and consider information furnished by the Manager, the subadvisors and Lipper, Inc. ("Lipper"). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and each subadvisor.

          In addition, the Board's Investment Committee worked with Lipper to obtain relevant comparative information regarding the performance, fees and expenses of the Funds. The Investment Committee held a separate meeting on May 13, 2009 to consider the information provided by Lipper. Further, the Board took into consideration information furnished for the Board's review and consideration throughout the year at regular Board and Investment Committee meetings, as well as information specifically prepared in connection with the renewal process.

          In connection with Board's consideration of the Management Agreement and each Investment Advisory Agreement, the Trustees considered, among other materials, responses by the Manager and the subadvisors to inquiries requesting:

     - a description of any significant changes (actual or anticipated) to principal activities, personnel, services provided to the Funds, or any other area, including how these changes might affect the Funds;

     - a copy of the firm's most recent audited or unaudited financial statements, as well as Parts I and II of its Form ADV registration statement with the SEC;

     - a summary of any material past, pending or anticipated litigation or regulatory proceedings involving the firm or its personnel, including the results of any recent regulatory examination or independent audit;

     - a comparison of the performance of that portion of Fund assets managed by each firm with performance of other similar accounts managed by the firm, including a discussion of relative performance versus a peer group average and any remedial measures if the firm's performance was materially below that of the peer group;

     - a profit/loss analysis of the firm and any actual or anticipated economies of scale in relation to the services it provides to each Fund;

     - an analysis of compensation, including a comparison with fees charged to other clients for which similar services are provided, any proposed changes to the fee schedule and the effect of any fee waivers;

     - a description of any payments by the subadvisors to the Manager to support the Funds' marketing efforts;

     - an evaluation of any other benefits to the firm or Funds as a result of their relationship, if any;

     - confirmation that the firm's financial condition would not impair its ability to provide high-quality advisory services to the Funds;

     - a description of any internal actions the firm has taken or anticipates taking in light of the current and projected decrease in revenues from prior years as a result of the current economic environment and,

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENT AND INVESTMENT ADVISORY AGREEMENTS OF THE FUND
(UNAUDITED)

          as applicable, information regarding the firm's decline in assets under management from January 1, 2008 through March 31, 2009;

     - a description of the scope of portfolio management services provided to the Funds, including whether such services differ from the services provided to other clients, including other registered investment companies, and any advantages or disadvantages that might accrue to the Funds due to the firm's involvement in other activities;

     - a description of the personnel who are assigned primary responsibility for managing the Funds, including any changes during the past year, and a discussion of the adequacy of current and projected staffing levels to service the Funds;

     - a description of the basis upon which portfolio managers are compensated, including any "incentive" arrangements;

     - a discussion regarding the firm's participation in "soft dollar" arrangements, if any, or other brokerage allocation policies with respect to Fund transactions, including the firm's methodology for obtaining the most favorable execution and the use of any affiliated broker-dealers;

     - a description of any actual or potential conflicts of interest anticipated in managing Fund assets;

     - a description of trade allocation procedures among accounts managed by the firm;

     - a discussion of whether the firm receives, with respect to the Funds, other compensation, including any payment for order flow or ECN liquidity rebates;

     - a certification by the firm regarding the reasonable design of its compliance program;

     - information regarding the firm's code of ethics, insider trading policy and disaster recovery plan, including a description of any material changes thereto and a related certification of compliance by the firm;

     -    a description of the firm's affiliation with any broker-dealer;

     - a discussion of any anticipated change in the firm's controlling persons; and

     - verification of the firm's insurance coverage with regards to the services provided to the Funds.

          In addition to the foregoing, the Manager provided the following information specific to the renewal of the Management Agreement:

     - a comparison of the performance of each Fund to comparable investment companies and appropriate indices, including comments on the relative performance of each subadvisor and each Fund versus the respective peer group average;

     - a discussion, if applicable, of any underperformance by a subadvisor relative to its peer group and what, if any, remedial measures the Manager has or intends to take;

     - a comparison of advisory fees and expense ratios for comparable mutual funds;

     - an analysis of any material complaints received from Fund shareholders;

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENT AND INVESTMENT ADVISORY AGREEMENTS OF THE FUND
(UNAUDITED)

     - a description of the Manager's securities lending practices and the fees received from such practices;

     - a discussion of any rebate arrangements between the Manager and a service provider to the Funds pursuant to which the Manager receives direct or indirect benefits from the service provider;

     - a description of any revenue sharing activities with respect to the Funds;

     - a description of the portfolio turnover rate and average execution costs for each Fund and each subadvisor to a Fund; and

     - a description of how expenses that are not readily identifiable to a particular Fund are allocated.

          In connection with the Management Agreement and each Investment Advisory Agreement, the Board also obtained an analysis provided by Lipper that compared: (i) investment performance of each Fund versus comparable investment companies and appropriate indices; (ii) total Fund expenses of each Fund versus comparable mutual funds; and (iii) each Fund's investment advisory fees versus comparable mutual funds. For each Fund with more than one class of shares, the class of shares used for comparative purposes was the class with the longest performance history, which in most cases was the Institutional Class. References below to each Fund's Lipper peer group are to the group of comparable mutual funds included in the analysis provided by Lipper.

          Provided below is an overview of the primary factors the Trustees considered at the Investment Committee meeting on May 13, 2009 at which the Trustees reviewed the investment performance of the Manager and each subadvisor and the primary factors considered by the Board at its May 27, 2009 meeting at which the Board considered the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration to renew the Management Agreement and each Investment Advisory Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of the Agreements. The memorandum explained the regulatory requirements surrounding the Trustees' process for evaluating investment advisors and the terms of the contracts. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal of each Agreement was in the best interests of the Funds and their shareholders.

Considerations with Respect to All Funds

          In determining whether to renew the Management Agreement and each Investment Advisory Agreement, the Trustees considered the best interests of each Fund separately. While the Management Agreement and the Investment Advisory Agreements for all of the Funds were considered at the May 27, 2009 meeting, the Board considered each Fund's investment management and subadvisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of a Fund and, as applicable, each subadvisor for a Fund;
(3) the costs incurred by the Manager and (to the extent provided) the subadvisors in rendering its services and its resulting profits or losses; (4) the extent to which economies of scale have been taken into account in setting each fee schedule; (5) whether fee levels reflect these economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by the Manager or a subadvisor or their affiliates with other clients (such as pension funds and other institutional funds); and (7) any other benefits derived or anticipated to be derived by the Manager or a subadvisor from its relationship with a Fund. The Trustees posed questions to various management personnel of the Manager regarding certain key aspects of the materials submitted in support of the renewal.

          Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered: the background and experience of key investment personnel and the Manager's ability to

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENT AND INVESTMENT ADVISORY AGREEMENTS OF THE FUND
(UNAUDITED)

retain them; the Manager's disciplined investment approach and goal to provide consistent above average long-term performance at a low cost; the Manager's continuing efforts to add new series and share classes to enhance the Funds' product line; the Manager's record in building improved compliance, control and credit functions that reduce risks to the Funds; the addition of personnel to manage the Funds, promote sales and improve services; and the active role played by the Manager in monitoring and, as appropriate, recommending replacements for the investment subadvisors and master portfolios.

          With respect to the renewal of each Investment Advisory Agreement, the Trustees considered the background and experience of each subadvisor's investment personnel responsible for managing the Funds, the size of the subadvisor and their ability to continue to attract and retain qualified investment personnel. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and each subadvisor were appropriate for each Fund and, thus, determined to renew the Management Agreement and the Investment Advisory Agreement for each Fund.

          Investment Performance. The Board evaluated the comparative information provided by Lipper and the Manager regarding each Fund's investment performance relative to its benchmark index(es) and peer group. The Board considered the information provided by Lipper regarding its independent peer selection methodology to select all peer groups and universes. The Board also considered the performance reports and discussions with management at Board and Committee meetings throughout the year. The Manager also noted that it generally was satisfied with the performance of the subadvisors. A discussion regarding the Board's considerations with respect to the Fund's performance appears below under "Additional Considerations and Conclusions with Respect to the Treasury Inflation Protected Securities Fund."

          Costs of the Services Provided to the Funds and the Profits Realized by the Manager from its Relationship with the Funds. In analyzing the cost of services and profitability of the Manager and a subadvisor by Fund, the Board considered the revenues earned and the expenses incurred by the Manager. The profits or losses were noted at both an individual Fund level and at an aggregate level for all Funds. Although the Board noted that, in certain cases, the fee rates paid by other clients is lower than the fee rates paid by the Funds, the difference reflects the greater level of responsibility and regulatory requirements associated with managing the Funds.

          The Board also noted that the Manager proposed to continue the expense waivers and reimbursements for certain Funds and classes that were in place during the last fiscal year and to discontinue the expense waivers and reimbursements for certain classes of the Funds that were closing or maintained competitive expense ratios without such expense waivers. The Board further considered that each subadvised Fund pays the Manager the amounts due to its subadvisors, and the Manager remits these amounts directly to the applicable subadvisors. The Board considered that the Manager receives service and administrative fees to compensate the Manager for providing administrative services to the Funds and to compensate third-party administrators and broker-dealers for services to Fund shareholders. In addition, the Board considered that the Manager receives management fees for overseeing the securities lending relationships on behalf of various Funds. The Board also noted that certain classes of the Funds maintain higher expense ratios in order to compensate third-party distributors.

          In analyzing the cost of services and profitability for each subadvisor in connection with its investment advisory services to the Fund, the Board considered that, in many cases, the Manager has negotiated the lowest subadvisory fee a subadvisor charges for any comparable client accounts. The Board gave less weight to profitability considerations or did not view this data as imperative to its deliberations given the arm's length nature of the relationship between the Manager and the subadvisors with respect to the negotiation of subadvisory fees.

          Based on the foregoing information, the Board concluded that the profitability levels were reasonable in light of the services performed by the Manager and the subadvisors. A discussion regarding the Board's considerations with respect to the Fund's fee rates is set forth below under "Additional Considerations and Conclusions with Respect to Treasury Inflation Protected Securities Fund."

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENT AND INVESTMENT ADVISORY AGREEMENTS OF THE FUND
(UNAUDITED)

          Economies of Scale. In considering the reasonableness of the management and investment advisory fees, the Board considered whether economies of scale will be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that the Manager has negotiated breakpoints in many subadvisory fee rates. The Board also noted that, for purposes of determining the fee rates chargeable to the Funds, many subadvisors have agreed to take into account other assets of AMR and its pension plans that are managed by the subadvisors. Thus, the Funds are able to receive lower effective fee rates. The Board also noted the Manager's representation that Fund assets have decreased significantly primarily due to market depreciation in 2008 and the first quarter of 2009, as well as significant share redemptions from the Money Market Funds and the inability of certain competitor money market funds' to maintain positive yields, causing mass redemptions in money market funds throughout the industry. In addition, the Board noted that the management fee for the Money Market Funds is amongst the lowest in the industry. Based on the foregoing information, the Board concluded that the Manager and subadvisor fee schedules for each Fund provides for a reasonable sharing of benefits from any economies of scale with the Fund.

          Benefits Derived from the Relationship with the Funds. The Board considered the "fall-out" or ancillary benefits that accrue to the Manager and/or the subadvisors as a result of the advisory relationships with the Funds, including greater exposure in the marketplace with respect to the Manager's or subadvisor's investment process and expanding the level of assets under management by the Manager and the subadvisors. The Board also considered that the Manager's relationship with the Funds and the money market portfolios continues to be a significant factor in attracting separate account assets for the Manager, noting specifically the Manager's utilization of the Large Cap Value Fund model for a newly registered actively managed exchange traded fund managed by the Manager. In addition, the Board noted that the Manager provides services to each Trust at a relatively low cost. The Board considered that certain of the subadvisors reimburse the Manager for certain of its costs relating to distribution activities for the Funds.

          Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the subadvisors by virtue of its relationship with the Funds appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to the Treasury Inflation Protected Securities Fund

          The performance comparisons below were made versus the Fund's Lipper peer universe median. References to the Lipper expense universe below are to the universe of comparable mutual funds included in the analysis provided to the Trustees by Lipper, Inc.

          In considering the renewal of the Management Agreement for the Treasury Inflation Protected Securities Fund, the Trustees considered the following additional factors: (1) the Treasury Inflation Protected Securities Fund outperformed the peer universe median for the one- and three-year periods ended March 31, 2009 and (2) the expense ratio of the Institutional Class of Fund shares ranked better than the median of its Lipper expense universe.

          In considering the renewal of the Investment Advisory Agreement with NISA Investment Advisors LLC ("NISA"), the Trustees considered the following additional factors: (1) NISA outperformed the peer universe median for the one- and three-year periods ended March 31, 2009; (2) NISA has indicated that it does not charge a lower advisory fee to other clients for which it provides comparable services; (3) NISA has informed the Manager that it does not accrue any indirect "fall-out" benefits because of its relationship with the Fund; and
(4) the Manager's recommendation to continue to retain NISA.

          Based on these and other considerations the Trustees (1) concluded that the fees paid to the Manager and the subadvisor under the Agreements are fair and reasonable, (2) determined that the Treasury Inflation Protected Securities Fund and its shareholders would benefit from the Manager's and subadvisor's continued

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENT AND INVESTMENT ADVISORY AGREEMENTS OF THE FUND
(UNAUDITED)

management of the Fund and (3) approved the renewal of the Management and Investment Advisory Agreements with respect to the Treasury Inflation Protected Securities Fund.

                        (AMERICAN BEACON FUNDS(SM) LOGO)

DELIVERY OF DOCUMENTS

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

If you invest in the Fund through a financial institution, you may be able to receive the Fund's regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUND:

                  (GRAPHIC)                                        (GRAPHIC)
                  BY E-MAIL:                                    ON THE INTERNET:
      american_beacon.funds@ambeacon.com        Visit our website at www.americanbeaconfunds.com

                  (GRAPHIC)                                        (GRAPHIC)
                BY TELEPHONE:                                       BY MAIL:
             Call (800) 658-5811                              American Beacon Funds
                                                                 P.O. Box 219643
                                                           Kansas City, MO 64121-9643

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES   AVAILABILITY OF PROXY VOTING POLICY AND RECORDS

In addition to the Schedule of Investments      A description of the policies and procedures the
provided in each semi-annual and annual         Fund uses to determine how to vote proxies
report, the Fund files a complete schedule of   relating to portfolio securities is available in
its portfolio holdings with the Securities      the Fund's Statement of Additional Information,
and Exchange Commission ("SEC") on Form N-Q     is available free of charge on the Fund's
as of the first and third fiscal quarters.      website (www.americanbeaconfunds.com) and by
The Fund's Forms N-Q are available on the       calling 1-800-967-9009 or by accessing the SEC's
SEC's website at www.sec.gov. The Forms N-Q     website at www.sec.gov. The Fund's proxy voting
may also be reviewed and copied at the SEC's    record for the most recent year ended June 30 is
Public Reference Room, 450 Fifth Street, NW,    filed annually with the SEC on Form N-PX. The
Washington, DC 20549. Information regarding     Fund's Forms N-PX are available on the SEC's
the operation of the SEC's Public Reference     website at www.sec.gov. The Fund's proxy voting
Room may be obtained by calling                 record may also be obtained by calling
1-800-SEC-0330. A complete schedule of the      1-800-967-9009.
Fund's portfolio holdings is also available
on the Funds' website
(www.americanbeaconfunds.com) approximately
thirty days after the end of each month.

FUND SERVICE PROVIDERS:

CUSTODIAN                     TRANSFER AGENT                   INDEPENDENT REGISTERED PUBLIC   DISTRIBUTOR
STATE STREET BANK AND TRUST   BOSTON FINANCIAL DATA SERVICES   ACCOUNTING FIRM                 FORESIDE FUND SERVICES
Boston, Massachusetts         Kansas City, Missouri            ERNST & YOUNG LLP               Portland, Maine
                                                               Dallas, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

American Beacon Funds and American Beacon Treasury Inflation Protected Securities Fund are service marks of American Beacon Advisors, Inc

                                                                        SAR 6/09

                         GUIDANCE | VISION | EXPERIENCE

                        (AMERICAN BEACON FUNDS(SM) LOGO)

                               Semi-Annual Report

                                    (GRAPHIC)

June 30, 2009

S&P 500 INDEX FUND
SMALL CAP INDEX FUND
INTERNATIONAL EQUITY INDEX FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Contents

Message from American Beacon.......................................            1
Market and Performance Overviews...................................            2
American Beacon Funds
   Statements of Assets and Liabilities............................           10
   Statements of Operations........................................           11
   Statements of Changes in Net Assets.............................           12
   Notes to Financial Statements...................................           13
   Financial Highlights............................................           18
State Street Equity 500 Index Portfolio
   Portfolio of Investments........................................           22
   Statement of Assets and Liabilities.............................           30
   Statement of Operations.........................................           31
   Statement of Changes in Net Assets..............................           32
   Financial Highlights............................................           33
   Notes to Financial Statements...................................           34
Master Small Cap Index Series
   Summary Schedule of Investments.................................           39
   Statement of Assets and Liabilities.............................           47
   Statement of Operations.........................................           48
   Statement of Changes in Net Assets..............................           49
   Financial Highlights............................................           49
   Notes to Financial Statements...................................           50
Master International Index Series
   Summary Schedule of Investments.................................           59
   Statement of Assets and Liabilities.............................           65
   Statement of Operations.........................................           66
   Statement of Changes in Net Assets..............................           67
   Financial Highlights............................................           67
   Notes to Financial Statements...................................           68
Additional Information.............................................   Back Cover

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds                                              June 30, 2009

(PHOTO OF GENE L. NEEDLES, JR.)

FELLOW SHAREHOLDERS,

          Enclosed is the Semi-Annual Report for the American Beacon S&P 500, Small Cap and International Equity Index Funds for the six months ended June 30, 2009.

          The American Beacon S&P 500 Index Fund reported a return of 3.21% for the six-month period ended June 30, 2009, beating the S&P 500 Index return of 3.16%. The Small Cap Index Fund and International Equity Index Fund also reported positive returns of 2.62% and 5.90%, respectively, for the same period.

          Please review the enclosed market overview, portfolio listings, and detailed financial data. As always, we welcome the opportunity to serve your financial needs. To obtain further details about the American Beacon Funds family or to access your account information, please visit our website at www.americanbeaconfunds.com. Thank you for your continued confidence in the American Beacon Funds.

                                        Sincerely,


                                        /s/ Gene L. Needles, Jr.

                                        Gene L. Needles, Jr.
                                        Executive Vice President
                                        American Beacon Funds

Investing in foreign equities entails additional risk not associated with domestic equities, such as currency fluctuations, economic and political instability and differences in accounting standards. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies.

DOMESTIC MARKET OVERVIEW
JUNE 30, 2009 (UNAUDITED)

          Economic conditions continued to deteriorate during the first quarter of 2009. The housing market had yet to find a bottom as inventories of unsold homes remained high despite plummeting prices and low mortgage rates. Labor market conditions also worsened during the quarter. Concerns over rising unemployment and shrinking household wealth caused consumer confidence to drop to a record low, signaling that consumer spending is likely to contract further. As the economy slipped further into recession, the U.S. Government ramped up its actions to stem the crisis. During the first quarter, President Obama signed into law a $787 billion economic stimulus package that included tax cuts, spending on infrastructure, and aid to U.S. states. In addition, the President pledged $75 billion in Troubled Assets Relief Program ("TARP") funds to modify mortgage loans and ease government-sponsored enterprise ("GSE") refinancing rules in an effort to curb U.S. foreclosures and prevent further deterioration in home prices. The Treasury Department also unveiled the details of its much anticipated toxic asset purchase program during the quarter. Under the Public-Private Investment Program, private investors will invest alongside the Government to purchase illiquid mortgage loans and securities from financial institutions. The goal of the program is to improve price transparency for distressed assets and free up bank balance sheets to enable additional lending.

          In a bold move, the Federal Reserve ("Fed") also announced that it was going to begin quantitative easing by buying up to $300 billion of long-term Treasuries. In addition, they upsized purchases of agency mortgage-backed securities by $750 billion and agency debt by $100 billion, bringing total purchases of these securities to $1.25 trillion and $200 billion, respectively, by year end. The markets responded positively to the news as stocks gained and Treasury yields plunged after the announcement. There is some fear, however, that the aggressive growth of the Fed's balance sheet will eventually lead to inflation.

          Economic conditions in the second quarter remained challenging, but tentative signs of improvement emerged. The housing market showed some signs of stabilizing, job losses slowed, and business and consumer confidence improved. Despite these economic "green shoots," recovery will be slow to take hold. Home sales picked up, but the supply of homes on the market remained elevated and home values continued to fall. While the pace of payroll declines slowed from its January peak, the U.S. continued to shed jobs and the unemployment rate continued to climb. In addition, although improvements in business and consumer confidence were encouraging, growth in spending moderated. Though consumers were in the process of deleveraging and building savings, neither was conducive to a robust rebound in consumer spending or business investment.

          On the financial front, the Government's efforts to stabilize financial markets were producing results. Equity markets improved and credit markets were beginning to thaw. The Treasury-Euro Dollar ("TED") spread, an indicator of perceived credit risk in the general economy, had come in over 400 basis points (4.00%) since its October 2008 peak. Banks and corporations were taking advantage of increased access to liquidity by successfully raising capital without government assistance. In addition, some large banks were beginning to wean themselves from government aid by announcing plans to repay TARP funds. For its part, the Fed remained committed to an accommodative policy. Amid concerns that liquidity injections and unprecedented government borrowing would cause inflation to accelerate, the Fed left the target range of the Fed Funds rate unchanged at 0.0-0.25% at the June 24th meeting. The Fed believed that although commodity prices had risen, economic slack would dampen inflation pressures. They stated that "economic activity is likely to remain weak for some time", warranting "exceptionally low levels of the Fed Funds rate for an extended period."

          Overall, the economic outlook improved during the period, but significant headwinds remained. The country has been experiencing the worst financial crisis since the Great Depression and the road to recovery could be long. In a recent address to students and faculty at Morehouse College, Fed chairman Ben Bernanke stated that "today's economic conditions are difficult, but the foundations of our economy are strong, and we face no problems that cannot be overcome with insight, patience, and persistence."

PERFORMANCE OVERVIEW
AMERICAN BEACON S&P 500(R) INDEX FUND+
JUNE 30, 2009 (UNAUDITED)

          For the six months ended June 30, 2009, the total return of the Institutional Class of the American Beacon S&P 500 Index Fund was 3.21%, slightly ahead of the S&P 500 Index (the "Index") return of 3.16% and also ahead of the Lipper S&P 500 Objective Funds Index return of 3.13%.

                                                       ANNUALIZED TOTAL RETURNS
                                                        PERIODS ENDED 6/30/09
                                               ---------------------------------------
                                               6 MONTHS*   1 YEAR   5 YEARS   10 YEARS
                                               ---------   ------   -------   --------
Institutional Class(1, 4) ..................     3.21%     -26.18%   -2.34%    -2.37%
Investor Class(1, 2, 4) ....................     2.94%     -26.53%   -2.80%    -2.79%
Lipper S&P 500 Objective Funds Index (3) ...     3.13%     -26.27%   -2.43%    -2.46%
S&P 500 Index (3) ..........................     3.16%     -26.22%   -2.24%    -2.22%

*      Not annualized

(1.) The Investor Class was formerly known as the PlanAhead Class. Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

(2.) A portion of the fees charged to the Investor Class of the Fund was waived through 2002. Performance prior to waiving fees was lower than the actual returns shown for periods prior to 2002.

(3.) The Lipper S&P 500 Objective Funds Index tracks the results of the 30 largest mutual funds in the Lipper S&P 500 Objective Funds category. Lipper is an independent mutual fund research and ranking service. The S&P 500 Index is a market capitalization weighted index of common stocks publicly traded in the U.S. One cannot invest directly in an index.

(4.) The total annual Fund operating expense ratios set forth in the most recent prospectus for the Institutional and Investor Class shares were 0.13% and 0.57%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report which are based on expenses incurred during the period covered by this report.

          Only three of ten sectors within the Index gained value during period. Information Technology stocks were the best performing sector, gaining 25.0%. Many of the largest firms in the sector posted solid gains during the period. Apple (up 66.9%), Microsoft (up 23.9%), IBM (up 25.4%), Google (up 37.0%),
Qualcomm (up 27.3%), Intel (up 15.0%), Cisco (up 14.4%) and Oracle (up 21.1%) contributed three percentage points to the overall Index return. Materials companies gained 13.9% and Consumer Discretionary firms gained 8.3%. The Healthcare sector was essentially flat during the period, while the remaining six sectors posted small losses, with Industrials (down 6.1%) being the most significant laggard.

          Many companies made headlines during the period, but automobile firms were near the top and bottom of the spectrum. General Motors, once the largest corporation in the world, succumbed to mounting pressures and filed for bankruptcy protection. Despite government intervention and intense negotiations, bankruptcy became the best choice for the firm. Government funds and fruits of the negotiations had most hoping for a very quick exit from bankruptcy, with the U.S. Government becoming a large stakeholder in the firm, at least temporarily. GM stock lost 65.9% of its value during the period, and this was from an already depressed level in December. At the other end of the spectrum, Ford Motor gained 165.1% as the company avoided bankruptcy. Ford's balance sheet was in better shape to negotiate the downturn and the company avoided taking any government aid during the period. While the stock rose from a low opening level, its ability to survive such a difficult period has positioned it in a positive light going forward.

          The investment manager continues to utilize a replication strategy, owning all 500 names in the S&P 500 Index in approximately the same weightings as the Index. Therefore, the Fund is expected to continue to meet its objective of closely tracking, before expenses, the return of its benchmark, the S&P 500 Index.

+ The S&P 500 Index Fund is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in this fund.

S&P is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use, "Standard and Poor's(R)", "S&P", "Standard & Poor's 500", "S&P 500" are all trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by State Street Bank and Trust Company.

PERFORMANCE OVERVIEW
AMERICAN BEACON S&P 500(R) INDEX FUND
JUNE 30, 2009 (UNAUDITED)

TOP TEN HOLDINGS

                                                     % OF
                                                  EQUITIES*
                                                  ---------
Exxon Mobil Corp...............................      4.2%
Microsoft Corp.................................      2.2%
Johnson & Johnson..............................      1.9%
Procter & Gamble Co............................      1.8%
AT&T, Inc......................................      1.8%
International Business Machines Corp...........      1.7%
Chevron Corp...................................      1.6%
JPMorgan Chase & Co............................      1.6%
Apple Inc......................................      1.5%
General Electric Co............................      1.5%

*    Percent of the equities of State Street Equity 500 Index Portfolio

EQUITY SECTOR ALLOCATION

                                                     % OF
                                                  EQUITIES*
                                                  ---------
Information Technology.........................     18.4%
Health Care....................................     14.0%
Financials.....................................     13.6%
Energy.........................................     12.4%
Consumer Staples...............................     12.0%
Industrials....................................      9.8%
Consumer Discretionary.........................      9.0%
Utilities......................................      4.1%
Telecommunication Services.....................      3.5%
Materials......................................      3.2%

*    Percent of the equities of State Street Equity 500 Index Portfolio

PERFORMANCE OVERVIEW
AMERICAN BEACON SMALL CAP INDEX FUND(SM)
JUNE 30, 2009 (UNAUDITED)

          For the six months ended June 30, 2009, the total return of the Institutional Class of the American Beacon Small Cap Index Fund was 2.62%. The Fund's performance was in line with the Russell 2000(R) Index (the "Index") return of 2.63% but lagged the Lipper Small-Cap Core Funds Index return of 8.23%, which consists primarily of actively managed funds.

                                                       ANNUALIZED TOTAL RETURNS
                                                         PERIODS ENDED 6/30/09
                                               ----------------------------------------
                                                                                SINCE
                                                                              INCEPTION
                                               6 MONTHS*   1 YEAR   5 YEARS   (7/31/00)
                                               ---------   ------   -------   ---------
Institutional Class(1, 3) ..................     2.62%     -24.82%   -1.78%     1.41%
Lipper Small-Cap Core Funds Index(2) .......     8.23%     -25.01%   -0.93%     2.76%
Russell 2000 Index(2) ......................     2.63%     -25.02%   -1.71%     1.51%

*      Not annualized

(1.) Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

(2.) The Lipper Small-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Core Funds category. Lipper is an independent mutual fund research and ranking service. The Russell 2000 Index is an unmanaged index comprising approximately 2,000 smaller-capitalization stocks from various industrial sectors. One cannot invest directly in an index.

(3.) The total annual Fund operating expense ratio set forth in the most recent prospectus for the Fund was 0.20%. The expense ratio above may vary from the expense ratio presented in other sections of this report which is based on expenses incurred during the period covered by this report.

          Seven of the ten sectors within the Russell 2000 Index posted positive returns for the six-month period. The Information Technology, Consumer Discretionary, and Telecommunication Services sectors, up 28.4%, 22.3% and 10.4%, respectively, posted the largest gains for the period while the Financial, Industrials, and Utilities sectors, down 17.8%, 7.2% and 5.8%, respectively, detracted from performance.

          The highest individual stock returns in the Index were generated by Dollar Thrifty Automotive Group Inc. (up 1,719.8%), Borders Group Inc. (up 820.0%) and Stein Mart Inc. (up 684.1%). By contrast, there were several stocks within the Index that lost a great deal of their value during the period, including Visteon Corp. (down 94.3%), Meruelo Maddox Properties, Inc. (down 96.0%), and Apex Silver Mines (down 99.0%).

          The Fund will continue to strive to meet its objective of closely replicating, before expenses, the return of its benchmark, the Russell 2000 Index. It does so by investing in a subset of the securities in the Index such that the characteristics of the portfolio closely track the characteristics of the Index.

TOP TEN HOLDINGS

                                                 % OF
                                               EQUITIES*
                                               ---------
Palm, Inc...................................      0.3%
3Com Corp...................................      0.3%
Piedmont Natural Gas Co.....................      0.2%
Jack Henry & Associates Inc.................      0.2%
Owens & Minor, Inc..........................      0.2%
VistaPrint Ltd..............................      0.2%
Polycom, Inc................................      0.2%
Tetra Tech, Inc.............................      0.2%
Solera Holdings Inc.........................      0.2%
Skyworks Solutions Inc......................      0.2%

EQUITY SECTOR ALLOCATION

                                                  % OF
                                               EQUITIES*
                                               ---------
Information Technology......................     19.7%
Financials..................................     19.5%
Industrials.................................     16.0%
Health Care.................................     15.1%
Consumer Discretionary......................     13.0%
Energy......................................      4.5%
Materials...................................      3.8%
Utilities...................................      3.6%
Consumer Staples............................      3.5%
Telecommunications..........................      1.3%

*    Percent of equity portion of Master Small Cap Index Series

INTERNATIONAL MARKET OVERVIEW
JUNE 30, 2009 (UNAUDITED)

          After posting steep declines early in the year, global markets rebounded sharply in the second quarter of 2009, on increasing evidence of a recovery in global growth and a notable shift by investors into riskier assets. From their low point on March 6th, most markets around the world were up around 40% or more by the close of the period.

          International markets, as represented by the MSCI EAFE Index, advanced 25.43% in the second quarter alone, leaving the index up 7.95% for the six months. In developed markets, the majority of countries gained better than 20% in the second quarter, while some posted returns in excess of 30%, helping push most countries into positive territory for the year to date. From a global sector perspective, financial markets are anticipating a cyclical recovery, and as a result, cyclical sectors led the way for the six months as a whole.

PERFORMANCE OVERVIEW
AMERICAN BEACON INTERNATIONAL EQUITY INDEX FUND(SM)
JUNE 30, 2009 (UNAUDITED)

          For the six months ended June 30, 2009, the Institutional Class of the American Beacon International Equity Index Fund posted a total return of 5.90%, underperforming the MSCI EAFE Index (the "Index") return of 7.95% and the Lipper International Funds Index return of 10.11%. The investment manager's application of its fair valuation policy during the period was the primary driver of the Fund's underperformance.

                                                       ANNUALIZED TOTAL RETURNS
                                                         PERIODS ENDED 6/30/09
                                               ----------------------------------------
                                                                                SINCE
                                                                              INCEPTION
                                               6 MONTHS*   1 YEAR   5 YEARS   (7/31/00)
                                               ---------   ------   -------   ---------
Institutional Class(1, 3) ..................      5.90%    -30.98%   2.38%      -0.03%
Lipper International Funds Index(2) ........     10.11%    -30.14%   3.35%       0.70%
MSCI EAFE Index(2) .........................      7.95%    -31.35%   2.31%       0.04%

*      Not annualized

(1.) Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

(2.) The Lipper International Funds Index tracks the results of the 30 largest mutual funds in the Lipper International Funds category. Lipper is an independent mutual fund research and ranking service. The MSCI EAFE Index is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada. One cannot invest directly in an index.

(3.) The total annual Fund operating expense ratio set forth in the most recent prospectus for the Fund was 0.19%. The expense ratio above may vary from the expense ratio presented in other sections of this report, which is based on expenses incurred during the period covered by this report.

          In developed markets, the majority of regions gained better than 20% in the second quarter, while some posted returns in excess of 30%, helping push most countries into positive territory for the year to date. Standouts included Hong Kong (up 35.6%), and Singapore (up 32.2%), while Ireland (down 2.8%) and Mexico (down 21.0%) detracted from performance.

          From a sector perspective, financial markets are anticipating a cyclical recovery and, as a result, cyclical sectors led the way for the six months as a whole. Materials (up 25.6%), Consumer Discretionary (up 15.9%), and Financials (up 13.5%) emerged as the best performers. Key laggards were the more defensive sectors, including Utilities (down 7.9%), Healthcare (down 4.6%) and Telecommunication Services (down 3.1%).

          On an individual stock basis, firms Kazakhmys PLC (up 212.4%), Fortis Bank N.V. (up 163.9%) and Verdanta Resources PLC (up 141.3%) were the strongest performers. By contrast, financial companies Bank of Ireland (down 78.9%), Allied Irish Banks PLC (down 79.7%), and Anglo Irish Bank (down 99.9%) were the most notable laggards within the Index.

          The Fund continues to pursue its objective of closely replicating, before expenses, the return of its benchmark, the MSCI EAFE Index. It does so by investing in a subset of the securities in the Index such that the characteristics of the portfolio closely track the characteristics of the Index.

PERFORMANCE OVERVIEW
AMERICAN BEACON INTERNATIONAL EQUITY INDEX FUND(SM)
JUNE 30, 2009 (UNAUDITED)

TOP TEN HOLDINGS

                                                  % OF
                                               EQUITIES*
                                               ---------
BP plc......................................     1.8%
HSBC Holdings plc...........................     1.7%
Nestle S.A..................................     1.7%
Total S.A...................................     1.4%
Toyota Motor Corp...........................     1.3%
Vodafone Group plc..........................     1.2%
Roche Holding Ltd...........................     1.2%
Banco Santander S.A.........................     1.2%
Telefonica S.A..............................     1.2%
BHP Billiton Ltd............................     1.1%

EQUITY SECTOR ALLOCATION

                                                 % OF
                                               EQUITIES*   EAFE
                                               ---------   ----
Financials..................................     24.6%     24.6%
Industrials.................................     11.3%     11.3%
Consumer Staples............................     10.0%     10.0%
Consumer Discretionary......................     10.0%     10.0%
Materials...................................      9.4%      9.4%
Energy......................................      8.7%      8.7%
Health Care.................................      8.4%      8.4%
Utilities...................................      6.4%      6.4%
Telecommunications..........................      6.0%      6.0%
Information Technology......................      5.2%      5.2%

*    Percent of equity portion of Master International Index Series

COUNTRY ALLOCATION

                                   (PIE CHART)

                                                 % OF
                                               EQUITIES*   EAFE
                                               ---------   ----
Japan.......................................     24.1%     24.1%
United Kingdom..............................     21.0%     21.0%
France......................................     10.3%     10.3%
Germany.....................................      7.8%      7.8%
Switzerland.................................      7.5%      7.5%
Australia...................................      7.4%      7.4%
Spain.......................................      4.5%      4.5%
Italy.......................................      3.5%      3.5%
Hong Kong...................................      2.4%      2.4%
Sweden......................................      2.4%      2.4%
Netherlands.................................      2.3%      2.3%
Singapore...................................      1.4%      1.4%
Finland.....................................      1.3%      1.3%
Denmark.....................................      0.9%      0.9%
Belgium.....................................      0.9%      0.9%
Norway......................................      0.7%      0.7%
Greece......................................      0.6%      0.6%
Portugal....................................      0.3%      0.3%
Austria.....................................      0.3%      0.3%
Ireland.....................................      0.3%      0.3%
New Zealand.................................      0.1%      0.1%

FUND EXPENSES
JUNE 30, 2009 (UNAUDITED)

FUND EXPENSE EXAMPLE

     As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a particular Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 through June 30, 2009.

ACTUAL EXPENSES

     The following table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid During Period" row to estimate the expenses you paid on your account during this period. Shareholders of the Institutional and Investor Classes that invest in a Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

ACTUAL

                                          S&P 500      SMALL     INTERNATIONAL                                            S&P 500
INSTITUTIONAL CLASS                        INDEX     CAP INDEX    EQUITY INDEX               INVESTOR CLASS                INDEX
-------------------                      ---------   ---------   -------------   -------------------------------------   ---------
Beginning Account Value 1/1/09........   $1,000.00   $1,000.00     $1,000.00     Beginning Account Value 1/1/09.......   $1,000.00
Ending Account Value 6/30/09..........   $1,032.10   $1,026.25     $1,058.98     Ending Account Value 6/30/09.........   $1,029.37
Expenses Paid During Period* 1/1/09 -                                            Expenses Paid During Period* 1/1/09 -
   6/30/09............................   $    0.76   $    1.06     $    1.12        6/30/09...........................   $    2.92
Annualized Expense Ratio..............        0.15%       0.21%         0.22%    Annualized Expense Ratio.............        0.58%

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The following table provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in a particular Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Institutional and Investor Classes that invest in a Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by a Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Expenses Paid During Period" line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

HYPOTHETICAL

                                          S&P 500      SMALL     INTERNATIONAL                                            S&P 500
INSTITUTIONAL CLASS                        INDEX     CAP INDEX    EQUITY INDEX               INVESTOR CLASS                INDEX
-------------------                      ---------   ---------   -------------   -------------------------------------   ---------
Beginning Account Value 1/1/09........   $1,000.00   $1,000.00     $1,000.00     Beginning Account Value 1/1/09.......   $1,000.00
Ending Account Value 6/30/09..........   $1,024.05   $1,023.75     $1,023.70     Ending Account Value 6/30/09.........   $1,021.92
Expenses Paid During Period* 1/1/09 -                                            Expenses Paid During Period* 1/1/09 -
   6/30/09............................   $    0.75   $    1.05     $    1.10        6/30/09...........................   $    2.91
Annualized Expense Ratio..............        0.15%       0.21%         0.22%    Annualized Expense Ratio.............        0.58%

----------
* Expenses are equal to each Fund's annualized expense ratio for the six-month period multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

AMERICAN BEACON FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2009 (UNAUDITED) (IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                  SMALL CAP    INTERNATIONAL
                                                 S&P 500 INDEX      INDEX       EQUITY INDEX
                                                      FUND           FUND           FUND
                                                 -------------   -----------   -------------
ASSETS:
   Investment in Portfolio, at value .........    $   274,539     $   33,438    $   188,012
   Receivable for fund shares sold ...........            301              3            202
   Prepaid expenses ..........................             28             --              4
                                                  -----------     ----------    -----------
      TOTAL ASSETS ...........................        274,868         33,441        188,218
                                                  -----------     ----------    -----------
LIABILITIES:
   Payable for fund shares redeemed ..........              5            735             36
   Administrative service and service fees
      payable (Note 2) .......................             20              1              7
   Other liabilities .........................             32             28             24
                                                  -----------     ----------    -----------
      TOTAL LIABILITIES ......................             57            764             67
                                                  -----------     ----------    -----------
   NET ASSETS ................................    $   274,811     $   32,677    $   188,151
                                                  ===========     ==========    ===========
ANALYSIS OF NET ASSETS:
   Paid-in-capital ...........................        348,245         47,826        274,179
   Undistributed net investment income
      (expense) ..............................          2,259            145          3,779
   Accumulated net realized gain (loss) ......        (65,133)        (3,346)       (23,508)
   Unrealized net appreciation (depreciation)
      of investments and futures contracts ...        (10,560)       (11,948)       (66,299)
                                                  -----------     ----------    -----------
NET ASSETS ...................................    $   274,811     $   32,677    $   188,151
                                                  ===========     ==========    ===========

Shares outstanding (no par value):
   Institutional Class .......................     19,864,596      3,979,644     23,797,778
                                                  ===========     ==========    ===========
   Investor Class ............................      2,071,067             --             --
                                                  ===========     ==========    ===========
Net asset value, offering and redemption price
   per share:
   Institutional Class .......................    $     12.54     $     8.21    $      7.91
                                                  ===========     ==========    ===========
   Investor Class ............................    $     12.37     $       --    $        --
                                                  ===========     ==========    ===========

                             See accompanying notes
    See accompanying Financial Statements of the respective Master Portfolios

AMERICAN BEACON FUNDS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2009 (IN THOUSANDS) (UNAUDITED)

                                                                  SMALL CAP    INTERNATIONAL
                                                 S&P 500 INDEX      INDEX       EQUITY INDEX
                                                      FUND           FUND           FUND
                                                 -------------   -----------   -------------
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
   Dividend income ...........................      $ 3,100        $   150        $ 3,759
   Interest income ...........................           12              5              3
   Securities lending income .................           --             21             --
   Portfolio expenses ........................          (53)           (10)           (87)
   Other income ..............................          629             --              1
                                                    -------        -------        -------
      NET INVESTMENT INCOME ALLOCATED FROM
         PORTFOLIO ...........................        3,688            166          3,676
                                                    -------        -------        -------
FUND EXPENSES:
   Administrative service fees (Note 2):
      Institutional Class ....................           55              7             42
      Investor Class .........................           22             --             --
   Sub-administrative service fees:
      Institutional Class ....................           --              2             13
   Transfer agent fees:
      Institutional Class ....................           14             --             10
   Custody and accounting fees ...............            4              3              4
   Professional fees .........................            8              7              8
   Registration fees .........................           14             --             --
   Service fees - Investor Class (Note 2) ....           22             --             --
   Printing ..................................           10             --              2
   Trustee fees ..............................            3             --              7
   Insurance .................................            1             --              4
   Other expenses ............................            5              2              7
                                                    -------        -------        -------
      TOTAL FUND EXPENSES ....................          158             21             97
                                                    -------        -------        -------
NET INVESTMENT INCOME ........................        3,530            145          3,579
                                                    -------        -------        -------
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED
   FROM MASTER PORTFOLIO
   Net realized gain (loss) from:
      Investments ............................       (7,881)        (1,461)        (6,667)
      Foreign currency transactions ..........           --             --            190
      Futures contracts ......................          646            120            634
   Change in net unrealized appreciation or
      depreciation of:
      Investments ............................       14,669          2,169         11,484
      Foreign currency transactions ..........           --             --             30
      Futures contracts ......................         (309)          (371)          (206)
                                                    -------        -------        -------
      NET GAIN ON INVESTMENTS ................        7,125            457          5,465
                                                    -------        -------        -------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS ................................      $10,655        $   602        $ 9,044
                                                    =======        =======        =======

                             See accompanying notes
    See accompanying Financial Statements of the respective Master Portfolios

AMERICAN BEACON FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                            INTERNATIONAL EQUITY
                                                  S&P 500 INDEX FUND           SMALL CAP INDEX FUND              INDEX FUND
                                              --------------------------   ---------------------------   --------------------------
                                               Six Months       Year        Six Months        Year       Six Months        Year
                                                 ended          ended          ended         ended          ended          ended
                                                June 30,    December 31,     June 30,     December 31,    June 30,     December 31,
                                                  2009          2008           2009           2008          2009           2008
                                              -----------   ------------   ------------   ------------   -----------   ------------
                                              (unaudited)                   (unaudited)                  (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income ..................    $  3,530       $   6,284      $   145        $    619      $  3,579      $   9,005
   Net realized (loss) on investments,
      foreign currency, and futures
      contracts ...........................      (7,235)         (3,348)      (1,341)         (2,963)       (5,843)       (14,050)
   Change in net unrealized
      appreciation or (depreciation) of
      investments and futures contracts ...      14,360        (127,828)       1,798         (14,190)       11,308       (125,746)
                                               --------       ---------      -------        --------      --------      ---------
      NET INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS ........      10,655        (124,892)         602         (16,534)        9,044       (130,791)
                                               --------       ---------      -------        --------      --------      ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
         Institutional Class ..............      (1,363)         (5,882)          --            (601)           --         (7,110)
         Investor Class ...................        (108)           (267)          --              --            --             --
         Net realized gain on investments:
         Institutional Class ..............          --              --           --          (2,145)           --             --
         Investor Class ...................          --              --           --              --            --             --
   Tax return of capital:
         Institutional Class ..............          --              --           --            (456)           --             --
                                               --------       ---------      -------        --------      --------      ---------
      TOTAL DISTRIBUTIONS TO
         SHAREHOLDERS .....................      (1,471)         (6,149)          --          (3,202)           --         (7,110)
                                               --------       ---------      -------        --------      --------      ---------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares ..........      44,559         104,131        6,391          11,693        22,037        227,499
   Reinvestment of dividends and
      distributions .......................       1,469           6,122           --           3,202            --          7,110
   Cost of shares redeemed ................     (17,899)        (31,890)      (5,868)        (15,932)      (28,790)      (178,141)
                                               --------       ---------      -------        --------      --------      ---------
      NET INCREASE (DECREASE) IN NET ASSETS
         FROM CAPITAL SHARE TRANSACTIONS ..      28,129          78,363          523          (1,037)       (6,753)        56,468
                                               --------       ---------      -------        --------      --------      ---------
NET INCREASE (DECREASE) IN NET ASSETS .....      37,313         (52,678)       1,125         (20,773)        2,291        (81,433)
                                               --------       ---------      -------        --------      --------      ---------
NET ASSETS:
   Beginning of period ....................     237,498         290,176       31,552          52,325       185,860        267,293
                                               --------       ---------      -------        --------      --------      ---------
   END OF PERIOD * ........................    $274,811       $ 237,498      $32,677        $ 31,552      $188,151      $ 185,860
                                               ========       =========      =======        ========      ========      =========
*Includes undistributed net investment
   income (loss) of .......................    $  2,259       $     200      $   145        $     --      $  3,779      $     199
                                               ========       =========      =======        ========      ========      =========

                             See accompanying notes
    See accompanying Financial Statements of the respective Master Portfolios

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

          American Beacon Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon S&P 500 Index Fund, the American Beacon Small Cap Index Fund and the American Beacon International Equity Index Fund (each a "Fund" and collectively, the "Funds"), each a series of the Trust.

          American Beacon Advisors, Inc. (the "Manager") is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

          Each Fund invests all of its investable assets in a corresponding portfolio. The State Street Equity 500 Index Portfolio, Master Small Cap Index Series and the Master International Index Series (each a "Portfolio" and collectively the "Portfolios") are open-ended management investment companies registered under the Act. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding Portfolio.

                                                                             % OF PORTFOLIO
                                                                            HELD BY FUND AT
AMERICAN BEACON:                                PORTFOLIOS:                  JUNE 30, 2009
-------------------------------   ---------------------------------------   ---------------
S&P 500 Index Fund                State Street Equity 500 Index Portfolio        16.3%
Small Cap Index Fund              Master Small Cap Index Series                   8.2%
International Equity Index Fund   Master International Index Series              25.8%

          The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

          The following is a summary of the significant accounting policies followed by the Funds.

Class Disclosure

          The S&P 500 Index Fund has two classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

CLASS:                OFFERED TO:                                                      SERVICE FEES:
------                -----------                                                      -------------
INSTITUTIONAL CLASS   Investors making an initial investment of $2 million             Administrative Service Fee - 0.05%
INVESTOR CLASS        General public and investors investing through an intermediary   Administrative Service Fee - 0.25%
                                                                                                      Service Fee - 0.25%

          Investment income, net capital gains (losses) and all expenses incurred by the S&P 500 Index Fund are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related solely to one class of shares.

     Security Valuation

          Valuation of securities by each Portfolio is discussed in the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

          The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. In addition, effective June 30, 2009, the Fund adopted FASB Staff position ("FSP") No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP No. 157-4"). FSP No. 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157 when the volume and level of activity for the asset or liability have significantly decreased. The three levels of the hierarchy under FAS 157 are described below:

     Level 1 - Quoted prices in active markets for identical securities.

     Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

     Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Portfolio's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

          The summary of inputs used to value the Portfolios' net assets as of June 30, 2009 is discussed in the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

     Investment Income

          Each Fund records its share of net investment income and realized and unrealized gains and losses from the security transactions of its corresponding Portfolio each day. All net investment income and realized and unrealized gains (losses) of each Portfolio are allocated pro rata among the investors in that Portfolio at the time of such determination.

     Dividends to Shareholders

          Dividends from net investment income of the Small Cap Index and International Equity Index Funds normally will be declared and paid annually. The S&P 500 Index Fund normally will declare and pay dividends quarterly. Distributions, if any, of net realized capital gains are generally paid annually and recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles that may treat certain transactions differently than generally accepted accounting principles.

     Allocation of Income, Expenses, Gains and Losses

          Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

     Valuation of Shares

          The price per share is calculated on each day on which shares are offered for sale. Net asset value per share is computed by dividing the value of each Fund's total assets (which includes the value of the Fund's investments in its Portfolio) less liabilities, by the number of Fund shares outstanding.

     Use of Estimates

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

     Other

          Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. FEES AND TRANSACTIONS WITH AFFILIATES

     Administrative Services Agreement

          The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to each Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.05% of the average daily net assets of the Institutional Class of the S&P 500 Index Fund, International Equity Index Fund and the Small Cap Index Fund and an annualized fee of 0.25% of the average daily net assets of the Investor Class of the S&P 500 Index Fund.

     Service Plans

          The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor Class of S&P 500 Index Fund. As compensation for performing the duties required under the Service Plan, the Manager receives 0.25% of the average daily net assets of the Investor Class of the S&P 500 Index Fund.

     Subadministration Agreement

          The Trust, the Manager and BlackRock Advisors, LLC ("BlackRock") entered into a Subadministration Agreement that obligates BlackRock to provide certain other administrative services to the Small Cap Index Fund and the International Equity Index Fund. As compensation for performing these services, BlackRock receives an annualized fee of 0.08% of the average daily net assets of the Small Cap Index Fund and 0.12% of the average daily net assets of the International Equity Index Fund; however, the fee of each is reduced by the total expense ratio of its corresponding Portfolio, net of any fee waivers.

3. FEDERAL INCOME AND EXCISE TAXES

          It is the policy of each of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

          The Funds adopted the provisions of FASB Interpretation No. 48, "Accounting for Uncertainties in Income Taxes" ("FIN 48"), on January 1, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended December 31, 2008, remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other expenses" on the Statement of Operations.

          Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

          The International Equity Index Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued applicable, as the income is earned or capital gains are recorded.

          The tax character of distributions paid during the six months ended June 30, 2009 and fiscal year ended December 31, 2008 were as follows (in thousands):

                                           S&P 500 INDEX               SMALL CAP INDEX        INTERNATIONAL EQUITY INDEX
                                    --------------------------   --------------------------   --------------------------
                                     SIX MONTHS       YEAR        SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                       ENDED          ENDED         ENDED          ENDED         ENDED          ENDED
                                      JUNE 30,    DECEMBER 31,     JUNE 30,    DECEMBER 31,     JUNE 30,    DECEMBER 31,
                                        2009          2008           2009          2008           2009          2008
                                    -----------   ------------   -----------   ------------   -----------   ------------
                                    (UNAUDITED)                  (UNAUDITED)                  (UNAUDITED)
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME:*
   Institutional Class ..........      $1,363        $5,882          $--          $  646          $--          $7,110
   Investor Class ...............         108           267           --              --           --              --
LONG-TERM CAPITAL GAIN:
   Institutional Class ..........          --            --           --           2,100           --              --
   Investor Class ...............
RETURN OF CAPITAL:
   Institutional Class ..........          --            --           --             456           --              --
                                       ------        ------          ---          ------          ---          ------
      TOTAL TAXABLE
         DISTRIBUTIONS ..........      $1,471        $6,149          $--          $3,202          $--          $7,110
                                       ======        ======          ===          ======          ===          ======

* For tax purposes, short-term capital gains are considered ordinary income distributions.

          At June 30, 2009 capital loss carry forward positions for federal income tax purposes were as follows (in thousands):

FUND                                        2010    2011    2012     2013    2014     2016     TOTAL
----                                       ------   ----   ------   ------   ----   -------   -------
S&P 500 Index ..........................   $7,852   $635   $1,060   $2,311   $286   $11,180   $23,324

4. CAPITAL SHARE TRANSACTIONS

          The tables below summarize the activity in capital shares for each Class of the Funds (shares and dollars in thousands):

Six Months ended June 30, 2009

                                        INSTITUTIONAL CLASS    INVESTOR CLASS
                                        -------------------   ----------------
S&P 500 INDEX FUND                       SHARES     AMOUNT    SHARES   AMOUNT
------------------                      -------   ---------   ------   -------
Shares sold .........................     2,544    $ 29,499    1,382   $15,060
Reinvestment of dividends ...........       124       1,363       10       106
Shares redeemed .....................    (1,193)    (13,481)    (392)   (4,418)
                                        -------    --------    -----   -------
Net increase in shares outstanding ..     1,475    $ 17,381    1,000   $10,748
                                        =======    ========    =====   =======

                                          INSTITUTIONAL
                                              CLASS
                                        ----------------
SMALL CAP INDEX FUND                    SHARES    AMOUNT
--------------------                    ------   -------
Shares sold .........................     838    $ 6,391
Reinvestment of dividends ...........      --         --
Shares redeemed .....................    (803)    (5,868)
                                         ----    -------
Net increase in shares outstanding ..      35    $   523
                                         ====    =======

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

                                            INSTITUTIONAL
                                                CLASS
                                          -----------------
INTERNATIONAL EQUITY INDEX FUND           SHARES    AMOUNT
-------------------------------           ------   --------
Shares sold ...........................    3,191   $ 22,037
Reinvestment of dividends .............       --         --
Shares redeemed .......................   (4,319)   (28,790)
                                          ------   --------
Net (decrease) in shares outstanding ..   (1,128)  $ (6,753)
                                          ======   ========

Year ended December 31, 2008

                                          INSTITUTIONAL
                                              CLASS          INVESTOR CLASS
                                        -----------------   ----------------
S&P 500 INDEX FUND                      SHARES    AMOUNT    SHARES    AMOUNT
------------------                      ------   --------   ------   -------
Shares sold .........................    5,952   $ 97,796      427   $ 6,335
Reinvestment of dividends ...........      385      5,882       16       240
Shares redeemed .....................   (1,640)   (27,201)    (312)   (4,689)
                                        ------   --------      ---   -------
Net increase in shares outstanding ..    4,697   $ 76,477      131   $ 1,886
                                        ======   ========      ===   =======

                                         INSTITUTIONAL
                                             CLASS
                                       -----------------
SMALL CAP INDEX FUND                   SHARES    AMOUNT
--------------------                   ------   --------
Shares sold ........................    1,023   $ 11,693
Reinvestment of dividends ..........      428      3,202
Shares redeemed ....................   (1,378)   (15,932)
                                       ------   --------
Net increase (decrease) in shares
   outstanding .....................       73   $ (1,037)
                                       ======   ========

                                        INSTITUTIONAL CLASS
                                        -------------------
INTERNATIONAL EQUITY INDEX FUND          SHARES     AMOUNT
-------------------------------         -------   ---------
Shares sold .........................    19,770   $ 227,499
Reinvestment of dividends ...........     1,003       7,110
Shares redeemed .....................   (15,836)   (178,141)
                                        -------   ---------
Net increase in shares outstanding ..     4,937   $  56,468
                                        =======   =========

5. SUBSEQUENT EVENTS

          In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events", adopted by the Fund as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Fund's financial statements through August 28, 2009. Management has determined that there are no material events that would require disclosure in the Fund's financial statements through this date.

AMERICAN BEACON S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         Institutional Class
                                                 --------------------------------------------------------------------
                                                  Six Months                  Year Ended December 31,
                                                  ended June   ------------------------------------------------------
                                                   30, 2009      2008       2007       2006       2005         2004
                                                 -----------   --------   --------   --------   --------     --------
                                                 (unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD .........   $  12.21      $  19.85   $  19.19   $  16.90   $  16.43     $  15.10
                                                 --------      --------   --------   --------   --------     --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income:(A) .................       0.16          0.36       0.39       0.33       0.29         0.29
   Net gain (loss) on investments, foreign
      currency and futures transactions
      (both realized and unrealized) .........       0.24         (7.65)      0.65       2.30       0.47         1.32
                                                 --------      --------   --------   --------   --------     --------
Total income (loss) from investment
   operations ................................       0.40         (7.29)      1.04       2.63       0.76         1.61
                                                 --------      --------   --------   --------   --------     --------
LESS DISTRIBUTIONS:
   Dividends from net investment income ......      (0.07)        (0.35)     (0.38)     (0.34)     (0.29)       (0.28)
   Tax return of capital .....................         --            --         --         --       0.00(B)        --
                                                 --------      --------   --------   --------   --------     --------
Total distributions ..........................      (0.07)        (0.35)     (0.38)     (0.34)     (0.29)       (0.28)
                                                 --------      --------   --------   --------   --------     --------
NET ASSET VALUE, END OF PERIOD ...............   $  12.54      $  12.21   $  19.85   $  19.19   $  16.90     $  16.43
                                                 ========      ========   ========   ========   ========     ========
TOTAL RETURN .................................       3.21%(C)    -37.08%      5.39%     15.69%      4.74%       10.76%
                                                 ========      ========   ========   ========   ========     ========
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ..   $249,193      $224,583   $271,746   $223,008   $225,857     $244,668
   Ratios to average net assets
      (annualized):(A)
      Net investment income, net of waivers ..       3.01%         2.23%      1.89%      1.85%      1.75%        1.85%
      Net investment income, before waivers ..       3.01%         2.23%      1.89%      1.85%      1.75%        1.85%
      Expenses, including expenses of the
         master portfolio, net of waivers ....       0.15%         0.13%      0.13%      0.14%      0.13%        0.17%
      Expenses, including expenses of the
         master portfolio, before waivers ....       0.15%         0.13%      0.13%      0.14%      0.13%        0.17%

----------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio.

(B) The tax return of capital is calculated based upon outstanding shares at the time of distribution. Amounts are less than $0.01 per share.

(C)  Not annualized.

                         Investor Class
----------------------------------------------------------------
 Six Months                 Year Ended December 31,
 ended June    -------------------------------------------------
  30, 2009       2008      2007      2006      2005        2004
-----------    -------   -------   -------   -------     -------
(unaudited)
  $ 12.06      $ 19.60   $ 18.97   $ 16.69   $ 16.23     $ 14.96
  -------      -------   -------   -------   -------     -------

     0.15         0.38      0.28      0.17      0.21        0.21


     0.23        (7.65)     0.65      2.33      0.48        1.31
  -------      -------   -------   -------   -------     -------

     0.38        (7.27)     0.93      2.50      0.69        1.52
  -------      -------   -------   -------   -------     -------

    (0.07)       (0.27)    (0.30)    (0.22)    (0.23)      (0.25)
       --           --        --        --      0.00(B)       --
  -------      -------   -------   -------   -------     -------
    (0.07)       (0.27)    (0.30)    (0.22)    (0.23)      (0.25)
  -------      -------   -------   -------   -------     -------
  $ 12.37      $ 12.06   $ 19.60   $ 18.97   $ 16.69     $ 16.23
  =======      =======   =======   =======   =======     =======
     2.94%(C)   -37.35%     4.88%    15.09%     4.32%      10.21%
  =======      =======   =======   =======   =======     =======


  $25,618      $12,915   $18,430   $16,056   $48,985     $46,344


     2.65%        1.72%     1.38%     1.37%     1.28%       1.43%
     2.65%        1.72%     1.38%     1.37%     1.28%       1.43%

     0.58%        0.62%     0.63%     0.61%     0.61%       0.62%

     0.58%        0.62%     0.63%     0.61%     0.61%       0.62%

AMERICAN BEACON SMALL CAP INDEX FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        Institutional Class
                                                 ------------------------------------------------------------------
                                                  Six Months                  Year Ended December 31,
                                                  ended June    ---------------------------------------------------
                                                   30, 2009       2008      2007      2006       2005         2004
                                                 -----------    -------   -------   --------   -------      -------
                                                 (unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD .........     $  8.00      $ 13.51   $ 14.89   $  12.78   $ 12.57      $ 11.27
                                                   -------      -------   -------   --------   -------      -------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(A) ..................        0.02         0.18      0.32       0.17      0.16         0.14
   Net gain (loss) on investments, foreign
      currency and futures transactions
      (both realized and unrealized) .........        0.19        (4.78)    (0.53)      2.11      0.42         1.87
                                                   -------      -------   -------   --------   -------      -------
Total income (loss) from investment
   operations ................................        0.21        (4.60)    (0.21)      2.28      0.58         2.01
                                                   -------      -------   -------   --------   -------      -------
LESS DISTRIBUTIONS:
   Dividends from net investment income ......          --        (0.17)    (0.31)     (0.17)    (0.17)       (0.13)
   Distributions from net realized gains on
      investments ............................          --        (0.61)    (0.80)        --     (0.15)       (0.58)
   Tax return of capital .....................          --        (0.13)    (0.06)        --     (0.05)(B)       --
                                                   -------      -------   -------   --------   -------      -------
Total distributions ..........................          --        (0.91)    (1.17)     (0.17)    (0.37)       (0.71)
                                                   -------      -------   -------   --------   -------      -------
NET ASSET VALUE, END OF PERIOD ...............     $  8.21      $  8.00   $ 13.51   $  14.89   $ 12.78      $ 12.57
                                                   =======      =======   =======   ========   =======      =======
TOTAL RETURN .................................        2.62%(C)   -33.58%    -1.63%     17.85%     4.51%       17.91%
                                                   =======      =======   =======   ========   =======      =======
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ..     $32,677      $31,552   $52,325   $151,878   $46,113      $39,196
   Ratios to average net assets
      (annualized):(A)
      Net investment income ..................        0.99%        1.54%     1.49%      1.49%     1.12%        0.90%
      Expenses, including expenses of the
         master portfolio ....................        0.21%        0.20%     0.20%      0.18%     0.18%        0.22%

----------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master Small Cap Index Series.

(B) The tax return of capital is calculated based upon outstanding shares at the time of distribution.

(C)  Not annualized.

AMERICAN BEACON INTERNATIONAL EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           Institutional Class
                                                 -----------------------------------------------------------------------
                                                  Six Months                     Year Ended December 31,
                                                  ended June    --------------------------------------------------------
                                                   30, 2009       2008       2007          2006       2005         2004
                                                 -----------    --------   --------      --------   -------      -------
                                                 (unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD .........    $   7.46      $  13.37   $  12.76      $  10.33   $  9.39      $  8.01
                                                  --------      --------   --------      --------   -------      -------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(A) ..................        0.21          0.39       0.52          0.23      0.21         0.17
   Net gain (loss) on investments, foreign
      currency and futures transactions (both
      realized and unrealized) ...............        0.24         (6.00)      0.85          2.50      1.06         1.44
                                                  --------      --------   --------      --------   -------      -------
Total income (loss) from investment
   operations ................................        0.45         (5.61)      1.37          2.73      1.27         1.61
                                                  --------      --------   --------      --------   -------      -------
LESS DISTRIBUTIONS:
   Dividends from net investment income ......          --         (0.30)     (0.53)        (0.23)    (0.24)       (0.23)
   Distributions from net realized gains on
      investments ............................          --            --      (0.22)        (0.07)       --           --
   Tax return of capital .....................          --            --      (0.01)(B)        --     (0.09)(B)       --
                                                  --------      --------   --------      --------   -------      -------
Total distributions ..........................          --         (0.30)     (0.76)        (0.30)    (0.33)       (0.23)
                                                  --------      --------   --------      --------   -------      -------
NET ASSET VALUE, END OF PERIOD ...............    $   7.91      $   7.46   $  13.37      $  12.76   $ 10.33      $  9.39
                                                  ========      ========   ========      ========   =======      =======
TOTAL RETURN .................................        5.90%(C)    -41.85%     10.68%        26.52%    13.58%       20.12%
                                                  ========      ========   ========      ========   =======      =======
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ..    $188,151      $185,860   $267,293      $162,113   $90,200      $23,156
   Ratios to average net assets
      (annualized):(A)
      Net investment income ..................        4.27%         3.58%      2.96%         2.44%     2.49%        2.16%
      Expenses, including expenses of the
         master portfolio ....................        0.22%         0.19%      0.19%         0.22%     0.23%        0.26%

----------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master International Index Series.

(B) The tax return of capital is calculated based upon outstanding shares at the time of distribution.

(C)  Not annualized.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

                                                                             MARKET
                                                                              VALUE
                                                                SHARES        (000)
                                                              ----------   ----------
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 8.9%
Abercrombie & Fitch Co. Class A                                   19,246   $      489
Amazon.Com, Inc.(a)                                               65,792        5,504
Apollo Group, Inc. Class A(a)                                     21,729        1,545
AutoNation, Inc.(a)                                               23,063          400
AutoZone, Inc.(a)                                                  7,564        1,143
Bed Bath & Beyond, Inc.(a)                                        52,445        1,613
Best Buy Co., Inc.                                                70,719        2,368
Big Lots, Inc.(a)                                                 16,227          341
Black & Decker Corp.                                              11,937          342
Carnival Corp.                                                    87,950        2,266
CBS Corp. Class B                                                143,703          994
Centex Corp.                                                      24,082          204
Coach, Inc.                                                       67,028        1,802
Comcast Corp. Class A                                            587,648        8,515
D.R. Horton, Inc.                                                 52,876          495
Darden Restaurants, Inc.                                          27,988          923
DeVry, Inc.                                                       12,500          625
DIRECTV Group, Inc.(a)                                           109,477        2,705
Eastman Kodak Co.                                                 54,482          161
eBay, Inc.(a)                                                    221,403        3,793
Expedia, Inc.(a)                                                  45,615          689
Family Dollar Stores, Inc.                                        26,858          760
Ford Motor Co.(a)                                                653,098        3,964
Fortune Brands, Inc.                                              30,545        1,061
GameStop Corp. Class A(a)                                         32,400          713
Gannett Co., Inc.                                                 42,074          150
Gap, Inc.                                                         93,698        1,537
Genuine Parts Co.                                                 33,709        1,131
Goodyear Tire & Rubber Co.(a)                                     42,257          510
H&R Block, Inc.                                                   66,915        1,153
Harley-Davidson, Inc.                                             48,001          778
Harman International Industries, Inc.                             15,952          299
Hasbro, Inc.                                                      24,425          592
Home Depot, Inc.                                                 345,912        8,174
Host Hotels & Resorts, Inc.                                      123,665        1,038
International Game Technology                                     62,219          989
Interpublic Group of Cos., Inc.(a)                               100,694          509
JC Penney Co., Inc.                                               44,310        1,272

                                                                             MARKET
                                                                              VALUE
                                                                SHARES        (000)
                                                              ----------   ----------
Johnson Controls, Inc.                                           123,186   $    2,676
KB HOME                                                           14,794          202
Kohl's Corp.(a)                                                   62,833        2,686
Lennar Corp. Class A                                              27,931          271
Limited Brands                                                    58,067          695
Lowe's Cos., Inc.                                                299,662        5,816
Macy's, Inc.                                                      85,423        1,005
Marriot International, Inc. Class A                               62,049        1,369
Mattel, Inc.                                                      73,376        1,178
McDonald's Corp.                                                 226,725       13,034
McGraw-Hill, Inc.                                                 63,566        1,914
Meredith Corp.                                                     7,889          202
New York Times Co. Class A                                        22,922          126
Newell Rubbermaid, Inc.                                           51,593          537
News Corp. Class A                                               471,209        4,293
NIKE, Inc. Class B                                                79,452        4,114
Nordstrom, Inc.                                                   32,733          651
O'Reilly Automotive, Inc.(a)                                      28,700        1,093
Office Depot, Inc.(a)                                             51,256          234
Omnicom Group, Inc.                                               62,741        1,981
Polo Ralph Lauren Corp.                                           10,615          568
Pulte Homes, Inc.                                                 41,426          366
Radioshack Corp.                                                  26,203          366
Scripps Networks Interactive, Inc. Class A                        16,835          469
Sears Holdings Corp.(a)                                           11,874          790
Snap-On, Inc.                                                     11,612          334
Stanley Works                                                     17,483          592
Staples, Inc.                                                    148,033        2,986
Starbucks Corp.(a)                                               152,361        2,116
Starwood Hotels & Resorts Worldwide, Inc.                         38,947          865
Target Corp.                                                     153,916        6,075
Tiffany & Co.                                                     26,380          669
Time Warner Cable, Inc.                                           70,971        2,248
Time Warner, Inc.                                                244,591        6,161
TJX Cos., Inc.                                                    84,806        2,668
V.F. Corp.                                                        18,193        1,007
Viacom, Inc. Class B(a)                                          125,122        2,840
Walt Disney Co.                                                  378,445        8,829
Washington Post Co. Class B                                        1,260          444
Whirlpool Corp.                                                   13,761          586

                        See notes to financial statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

                                                                             MARKET
                                                                              VALUE
                                                                SHARES        (000)
                                                              ----------   ----------
COMMON STOCKS (CONTINUED)
CONSUMER DISCRETIONARY (CONTINUED)
Wyndham Worldwide Corp.                                           34,299   $      416
Wynn Resorts, Ltd.(a)                                             14,300          505
Yum! Brands, Inc.                                                 92,892        3,097
                                                                           ----------
                                                                              150,621
                                                                           ----------
CONSUMER STAPLES -11.7%
Altria Group, Inc.                                               421,999        6,917
Archer-Daniels-Midland Co.                                       132,324        3,542
Avon Products, Inc.                                               88,560        2,283
Brown-Forman Corp. Class B                                        21,055          905
Campbell Soup Co.                                                 43,265        1,273
Clorox Co.                                                        29,243        1,633
Coca-Cola Co.                                                    407,411       19,552
Coca-Cola Enterprises, Inc.                                       62,501        1,041
Colgate-Palmolive Co.                                            102,401        7,244
ConAgra Foods, Inc.                                               89,175        1,700
Constellation Brands, Inc. Class A(a)                             37,426          475
Costco Wholesale Corp.                                            89,489        4,090
CVS Caremark Corp.                                               296,832        9,460
Dean Foods Co.(a)                                                 37,858          726
Dr Pepper Snapple Group, Inc.(a)                                  51,300        1,087
Estee Lauder Cos, Inc. Class A                                    23,252          760
General Mills, Inc.                                               66,432        3,721
H.J. Heinz Co.                                                    63,269        2,259
Hormel Foods Corp.                                                13,400          463
Kellogg Co.                                                       50,735        2,363
Kimberly-Clark Corp.                                              84,900        4,451
Kraft Foods, Inc. Class A                                        299,909        7,600
Kroger Co.                                                       134,476        2,965
Lorillard, Inc.                                                   33,861        2,295
McCormick & Co., Inc.                                             27,653          899
Molson Coors Brewing Co., Class B                                 31,062        1,315
Pepsi Bottling Group, Inc.                                        26,753          905
PepsiCo, Inc.                                                    318,656       17,513
Philip Morris International, Inc.                                400,499       17,470
Procter & Gamble Co.                                             595,119       30,411
Reynolds American, Inc.                                           33,187        1,282
Safeway, Inc.                                                     89,664        1,826
Sara Lee Corp.                                                   139,034        1,357

                                                                             MARKET
                                                                              VALUE
                                                                SHARES        (000)
                                                              ----------   ----------
SuperValu, Inc.                                                   41,948   $      543
Sysco Corp.                                                      119,109        2,678
The Hershey Company                                               34,982        1,259
The J.M. Smucker Co.                                              25,260        1,229
Tyson Foods, Inc., Class A                                        57,835          729
Wal-Mart Stores, Inc.                                            456,802       22,127
Walgreen Co.                                                     201,718        5,930
Whole Foods Market, Inc.                                          30,633          581
                                                                           ----------
                                                                              196,859
                                                                           ----------
ENERGY -12.2%
Anadarko Petroleum Corp.                                         101,026        4,586
Apache Corp.                                                      68,525        4,944
Baker Hughes, Inc.                                                62,278        2,269
BJ Services Co.                                                   60,448          824
Cabot Oil & Gas Corp.                                             20,300          622
Cameron International Corp.(a)                                    45,100        1,276
Chesapeake Energy Corp.                                          116,682        2,314
Chevron Corp.(d)                                                 409,346       27,119
ConocoPhillips                                                   303,730       12,775
Consol Energy, Inc.                                               35,773        1,215
Denbury Resources, Inc.(a)                                        47,800          704
Devon Energy Corp.                                                90,751        4,946
Diamond Offshore Drilling, Inc.                                   14,500        1,204
El Paso Corp.                                                    146,692        1,354
ENSCO International, Inc.                                         29,177        1,017
EOG Resources, Inc.                                               50,617        3,438
EQT Corp.                                                         26,800          936
ExxonMobil Corp.(d)                                              998,072       69,775
FMC Technologies, Inc.(a)                                         25,400          954
Halliburton Co.                                                  180,834        3,743
Hess Corp.                                                        57,501        3,091
Marathon Oil Corp.                                               142,977        4,308
Massey Energy Co.                                                 19,300          377
Murphy Oil Corp.                                                  39,041        2,121
Nabors Industries, Ltd.(a)                                        58,704          915
National Oilwell Varco, Inc.(a)                                   86,557        2,827
Noble Energy, Inc.                                                34,810        2,053
Occidental Petroleum Corp.                                       165,044       10,862
Peabody Energy Corp.                                              54,024        1,629
Pioneer Natural Resources Co.                                     25,300          645

                        See notes to financial statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

                                                                             MARKET
                                                                              VALUE
                                                                SHARES        (000)
                                                              ----------   ----------
COMMON STOCKS (CONTINUED)
ENERGY (CONTINUED)
Questar Corp.                                                     35,968   $    1,117
Range Resources Corp.                                             31,400        1,300
Rowan Cos., Inc.                                                  25,320          489
Schlumberger, Ltd.                                               245,175       13,266
Smith International, Inc.                                         42,934        1,106
Southwestern Energy Co.(a)                                        70,800        2,751
Spectra Energy Corp.                                             129,598        2,193
Sunoco, Inc.                                                      24,884          577
Tesoro Corp.                                                      26,365          336
Valero Energy Corp.                                              113,109        1,910
Williams Cos., Inc.                                              117,268        1,831
XTO Energy, Inc.                                                 119,352        4,552
                                                                           ----------
                                                                              206,271
                                                                           ----------
FINANCIALS -13.6%
AFLAC, Inc.                                                       96,490        3,000
Allstate Corp.                                                   110,906        2,706
American Express Co.                                             244,064        5,672
American International Group, Inc.                               556,666          646
Ameriprise Financial, Inc.                                        54,007        1,311
AON Corp.                                                         57,247        2,168
Apartment Investment & Management Co. Class A                     29,552          262
Assurant, Inc.                                                    25,031          603
AvalonBay Communities, Inc.                                       15,398          861
Bank of America Corp.                                          1,651,371       21,798
Bank of New York Mellon Corp.                                    244,085        7,154
BB&T Corp.                                                       131,270        2,885
Boston Properties, Inc.                                           28,767        1,372
Capital One Financial Corp.                                       90,363        1,977
CB Richard Ellis Group, Inc. Class A(a)                           47,275          443
Charles Schwab Corp.                                             193,893        3,401
Chubb Corp.                                                       70,575        2,815
Cincinnati Financial Corp.                                        31,214          698
CIT Group, Inc.                                                   75,542          162
Citigroup, Inc.                                                1,128,102        3,350
CME Group, Inc.                                                   13,391        4,166
Comerica, Inc.                                                    31,744          671

                                                                             MARKET
                                                                              VALUE
                                                                SHARES        (000)
                                                              ----------   ----------
Developers Diversified Realty Corp.                                1,467   $        7
Discover Financial Services                                       95,905          985
E*Trade Financial Corp.(a)                                       232,015          297
Equity Residential                                                55,457        1,233
Federated Investors, Inc. Class B                                 18,970          457
Fifth Third Bancorp                                              150,016        1,065
First Horizon National Corp.(a)                                   41,999          504
Franklin Resources, Inc.                                          31,380        2,260
Genworth Financial, Inc. Class A                                  96,251          673
Goldman Sachs Group, Inc.                                        103,134       15,206
Hartford Financial Services Group, Inc.                           67,797          805
HCP, Inc.                                                         56,500        1,197
Health Care REIT, Inc.                                            21,400          730
Hudson City Bancorp, Inc.                                        103,492        1,375
Huntington Bancshares, Inc.                                      118,556          496
IntercontinentalExchange, Inc.(a)                                 14,980        1,711
Invesco Ltd.                                                      84,800        1,511
J.P. Morgan Chase & Co.                                          796,615       27,173
Janus Capital Group, Inc.                                         36,007          410
KeyCorp                                                          144,575          758
Kimco Realty Corp.                                                64,969          653
Legg Mason, Inc.                                                  31,142          759
Leucadia National Corp.(a)                                        35,436          747
Lincoln National Corp.                                            62,492        1,075
Loews Corp.                                                       72,831        1,996
M & T Bank Corp.                                                  15,937          812
Marsh & McLennan Cos., Inc.                                      108,453        2,183
Marshall & Ilsley Corp.                                           80,193          385
Mastercard, Inc. Class A                                          14,500        2,426
MBIA, Inc.(a)                                                     31,984          139
MetLife, Inc.                                                    167,496         5027
Moody's Corp.                                                     38,966        1,027
Morgan Stanley                                                   276,030        7,870
NASDAQ OMX Group, Inc.(a)                                         28,600          609
Northern Trust Corp.                                              48,506        2,604
NYSE Euronext                                                     52,300        1,425
Paychex, Inc.                                                     64,838        1,634
People's United Financial Inc.                                    68,100        1,024
PNC Financial Services Group,Inc.                                 94,017        3,649

                        See notes to financial statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

                                                                             MARKET
                                                                              VALUE
                                                                SHARES        (000)
                                                              ----------   ----------
COMMON STOCKS (CONTINUED)
FINANCIALS (CONTINUED)
Principal Financial Group, Inc.                                   64,591   $    1,217
Progressive Corp.(a)                                             140,601        2,124
ProLogis                                                          87,391          704
Prudential Financial, Inc.                                        93,939        3,496
Public Storage, Inc.                                              25,387        1,662
Regions Financial Corp.                                          227,189          918
Simon Property Group, Inc.                                        56,883        2,926
SLM Corp.(a)                                                      91,354          938
State Street Corp.(b)                                            100,825        4,759
SunTrust Banks, Inc.                                              97,418        1,603
T. Rowe Price Group, Inc.                                         53,375        2,224
Torchmark Corp.                                                   18,421          682
Total System Services, Inc.                                       37,775          506
Travelers Cos, Inc.                                              120,104        4,929
U.S. Bancorp                                                     386,952        6,934
Unum Group                                                        67,029        1,063
Ventas, Inc.                                                      32,100          959
Vornado Realty Trust                                              32,433        1,460
Wells Fargo Co.                                                  950,749       23,065
Western Union Co.                                                146,885        2,409
XL Capital, Ltd. Class A                                          65,468          750
Zions Bancorp                                                     21,753          251
                                                                           ----------
                                                                              228,597
                                                                           ----------
HEALTH CARE -13.3%
Abbott Laboratories                                              316,606       14,893
Aetna, Inc.                                                       93,850        2,351
Allergan, Inc.                                                    62,092        2,954
AmerisourceBergen Corp.                                           59,786        1,061
Amgen, Inc.(a)                                                   206,736       10,945
Baxter International, Inc.                                       125,561        6,650
Becton, Dickinson & Co.                                           49,597        3,537
Biogen Idec, Inc.(a)                                              61,231        2,765
Boston Scientific Corp.(a)                                       303,534        3,078
Bristol-Myers Squibb Co.                                         403,938        8,204
C.R. Bard, Inc.                                                   19,697        1,466
Cardinal Health, Inc.                                             72,357        2,210
Celgene Corp.(a)                                                  95,018        4,546
Cephalon, Inc.(a)                                                 15,600          884
CIGNA Corp.                                                       53,596        1,291

                                                                             MARKET
                                                                              VALUE
                                                                SHARES        (000)
                                                              ----------   ----------
Coventry Health Care, Inc.(a)                                     27,603   $      516
DaVita, Inc.(a)                                                   20,300        1,004
Dentsply International Inc.                                       30,300          925
Eli Lilly & Co.                                                  206,475        7,152
Express Scripts, Inc.(a)                                          54,999        3,781
Forest Laboratories, Inc.(a)                                      62,402        1,567
Genzyme Corp.(a)                                                  56,192        3,128
Gilead Sciences, Inc.(a)                                         185,899        8,708
Hospira, Inc.(a)                                                  31,703        1,221
Humana, Inc.(a)                                                   35,107        1,133
Intuitive Surgical, Inc.(a)                                        8,100        1,326
Johnson & Johnson                                                564,749       32,078
King Pharmaceuticals, Inc.(a)                                     48,592          468
Laboratory Corp. of America Holdings(a)                           22,222        1,506
Life Technologies Corp.(a)                                        36,587        1,526
McKesson Corp.                                                    55,655        2,449
Medco Health Solutions, Inc.(a)                                  101,268        4,619
Medtronic, Inc.                                                  228,178        7,961
Merck & Co., Inc.                                                429,319       12,004
Millipore Corp.(a)                                                11,135          782
Mylan Inc.(a)                                                     60,109          784
Patterson Cos., Inc.(a)                                           18,294          397
Pfizer, Inc.                                                   1,380,671       20,710
Quest Diagnostics, Inc.                                           31,800        1,794
Schering-Plough Corp.                                            331,855        8,336
St. Jude Medical, Inc.(a)                                         71,426        2,936
Stryker Corp.                                                     48,789        1,939
Tenet Healthcare Corp.(a)                                         97,770          276
UnitedHealth Group, Inc.                                         248,296        6,202
Varian Medical Systems, Inc.(a)                                   25,560          898
Watson Pharmaceuticals, Inc.(a)                                   20,646          696
Wellpoint, Inc.(a)                                               100,638        5,121
Wyeth                                                            273,387       12,409
Zimmer Holdings, Inc.(a)                                          46,252        1,970
                                                                           ----------
                                                                              225,157
                                                                           ----------
INDUSTRIALS - 9.9%
3M Co.                                                           141,572        8,509
Amphenol Corp. Class A                                            34,300        1,085
Avery Dennison Corp.                                              21,588          554
Boeing Co.                                                       148,288        6,302

                        See notes to financial statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

                                                                             MARKET
                                                                              VALUE
                                                                SHARES        (000)
                                                              ----------   ----------
COMMON STOCKS (CONTINUED)
INDUSTRIALS (CONTINUED)
Burlington Northern Santa Fe Corp.                                57,282   $    4,213
Caterpillar, Inc.                                                123,379        4,076
CH Robinson Worldwide, Inc.                                       33,761        1,761
Cintas Corp.                                                      25,088          573
Cooper Industries, Ltd. Class A                                   35,334        1,097
CSX Corp.                                                         82,438        2,855
Cummins, Inc.                                                     40,358        1,421
Danaher Corp.                                                     52,786        3,259
Deere & Co.                                                       85,137        3,401
Dover Corp.                                                       36,795        1,218
Eaton Corp.                                                       34,595        1,543
Emerson Electric Co.                                             154,548        5,007
Equifax, Inc.                                                     27,583          720
Expeditors International Washington, Inc.                         43,020        1,434
Fastenal Co.                                                      25,500          846
FedEx Corp.                                                       63,000        3,504
Flir Systems, Inc.(a)                                             28,900          652
Flowserve Corp.                                                   11,800          824
Fluor Corp.                                                       37,860        1,942
General Dynamics Corp.                                            79,361        4,396
General Electric Co.(d)                                        2,167,833       25,407
Goodrich Co.                                                      24,445        1,222
Honeywell International, Inc.                                    150,481        4,725
Illinois Tool Works, Inc.                                         78,071        2,915
Iron Mountain, Inc.(a)                                            37,500        1,078
ITT Industries, Inc.                                              37,992        1,691
Jacobs Engineering Group, Inc.(a)                                 25,500        1,073
L-3 Communications Holdings, Inc.                                 24,803        1,721
Leggett & Platt, Inc.                                             34,298          522
Lockheed Martin Corp.                                             67,952        5,480
Manitowoc Co., Inc.                                               24,000          126
Masco Corp.                                                       77,723          745
Monster Worldwide, Inc.(a)                                        22,609          267
Norfolk Southern Corp.                                            75,855        2,857
Northrop Grumman Corp.                                            67,411        3,079
PACCAR, Inc.                                                      73,874        2,402
Pall Corp.                                                        22,209          590

                                                                             MARKET
                                                                              VALUE
                                                                SHARES        (000)
                                                              ----------   ----------
Parker-Hannifin Corp.                                             31,803   $    1,366
Pitney Bowes, Inc.                                                40,027          878
Precision Castparts Corp.                                         28,507        2,082
Quanta Services, Inc.(a)                                          39,800          921
R.R. Donnelley & Sons Co.                                         38,309          445
Raytheon Co.                                                      82,282        3,656
Republic Services, Inc.                                           66,303        1,618
Robert Half International, Inc.                                   30,640          724
Rockwell Automation, Inc.                                         27,505          883
Rockwell Collins, Inc.                                            32,831        1,370
Ryder Systems, Inc.                                                9,821          274
Southwest Airlines Co.                                           147,786          995
Stericycle, Inc.(a)                                               17,100          881
Textron, Inc.                                                     56,939          550
Thermo Fisher Scientific, Inc.(a)                                 86,424        3,524
Union Pacific Corp.                                              102,968        5,361
United Parcel Service, Inc. Class B                              202,846       10,140
United Technologies Corp.                                        191,978        9,975
W.W. Grainger, Inc.                                               13,569        1,111
Waste Management, Inc.                                            98,639        2,778
                                                                           ----------
                                                                              166,624
                                                                           ----------
INFORMATION TECHNOLOGY -17.3%
Adobe Systems, Inc.(a)                                           107,957        3,055
Advanced Micro Devices, Inc.(a)                                  114,986          445
Affiliated Computer Services, Inc. Class A(a)                     18,737          832
Agilent Technologies, Inc.(a)                                     73,968        1,502
Akamai Technologies, Inc.(a)                                      34,224          656
Altera Corp.                                                      58,354          950
Analog Devices, Inc.                                              58,969        1,461
Apple Inc.(a)                                                    182,584       26,006
Applied Materials, Inc.                                          275,907        3,027
Autodesk, Inc.(a)                                                 46,376          880
Automatic Data Processing, Inc.                                  103,917        3,683
BMC Software, Inc.(a)                                             38,821        1,312
Broadcom Corp. Class A(a)                                         88,159        2,186
CA, Inc.                                                          78,299        1,365
CIENA Corp.(a)                                                    14,529          150
Cisco Systems, Inc.(a)                                         1,177,719       21,953
Citrix Systems, Inc.(a)                                           36,867        1,176

                        See notes to financial statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

                                                                             MARKET
                                                                              VALUE
                                                                SHARES        (000)
                                                              ----------   ----------
COMMON STOCKS (CONTINUED)
INFORMATION TECHNOLOGY (CONTINUED)
Cognizant Technology Solutions Corp. Class A(a)                   58,584   $    1,564
Computer Sciences Corp.(a)                                        30,344        1,344
Compuware Corp.(a)                                                51,350          352
Convergys Corp.(a)                                                20,035          186
Corning, Inc.                                                    318,576        5,116
Dell, Inc.(a)                                                    357,950        4,915
Dun & Bradstreet Corp.                                            11,000          893
Electronic Arts, Inc.(a)                                          67,600        1,468
EMC Corp.(a)                                                     413,084        5,411
Fidelity National Information Services, Inc.                      36,777          734
Fiserv, Inc.(a)                                                   32,352        1,479
Google, Inc. Class A(a)                                           48,990       20,654
Harris Corp.                                                      26,400          749
Hewlett-Packard Co.                                              490,616       18,962
IMS Health, Inc.                                                  34,832          442
Intel Corp.                                                    1,138,656       18,845
International Business Machines Corp.                            269,842       28,177
Intuit, Inc.(a)                                                   65,563        1,846
Jabil Circuit, Inc.                                               39,951          296
Juniper Networks, Inc.(a)                                        106,193        2,506
KLA-Tencor Corp.                                                  34,105          861
Lexmark International Group, Inc. Class A(a)                      15,842          251
Linear Technology Corp.                                           43,763        1,022
LSI Corp.(a)                                                     136,962          625
McAfee, Inc.(a)                                                   31,200        1,316
MEMC Electronic Materials, Inc.(a)                                45,478          810
Microchip Technology, Inc.                                        37,089          836
Micron Technology, Inc.(a)                                       170,662          864
Microsoft Corp.(d)                                             1,566,135       37,227
Molex, Inc.                                                       31,305          487
Motorola, Inc.                                                   473,765        3,141
National Semiconductor Corp.                                      39,396          494
NetApp, Inc.(a)                                                   66,557        1,313
Novell, Inc.(a)                                                   68,720          311
Novellus Systems, Inc.(a)                                         20,030          335

                                                                             MARKET
                                                                              VALUE
                                                                SHARES        (000)
                                                              ----------   ----------
NVIDIA Corp.(a)                                                  108,256   $    1,222
Oracle Corp.                                                     773,362       16,565
PerkinElmer, Inc.                                                 21,118          368
QLogic Corp.(a)                                                   24,322          308
QUALCOMM, Inc.                                                   339,111       15,328
Salesforce.com, Inc.(a)                                           21,200          809
SanDisk Corp.(a)                                                  46,167          678
Sun Microsystems, Inc.(a)                                        153,941        1,419
Symantec Corp.(a)                                                165,863        2,581
Tellabs, Inc.(a)                                                  73,830          423
Teradata Corp.(a)                                                 33,520          785
Teradyne, Inc.(a)                                                 27,649          190
Texas Instruments, Inc.                                          261,399        5,568
VeriSign, Inc.(a)                                                 37,521          693
Waters Corp.(a)                                                   20,865        1,074
Western Digital Corp.(a)                                          45,500        1,206
Xerox Corp.                                                      180,034        1,167
Xilinx, Inc.                                                      58,102        1,189
Yahoo!, Inc.(a)                                                  281,919        4,415
                                                                           ----------
                                                                              292,459
                                                                           ----------
MATERIALS - 3.3%
Air Products & Chemicals, Inc.                                    43,209        2,791
AK Steel Holding Corp.                                            20,000          384
Alcoa, Inc.                                                      202,249        2,089
Allegheny Technologies, Inc.                                      20,328          710
Ball Corp.                                                        19,662          888
Bemis Co., Inc.                                                   21,162          533
CF Industries Holdings, Inc.                                       9,750          723
Dow Chemical Co.                                                 222,028        3,584
E.I. Du Pont de Nemours & Co.                                    184,712        4,732
Eastman Chemical Co.                                              14,204          538
Ecolab, Inc.                                                      32,966        1,285
Freeport-McMoRan Copper & Gold, Inc. Class B                      84,352        4,227
International Flavors & Fragrances, Inc.                          17,531          574
International Paper Co.                                           90,511        1,369
MeadWestvaco Corp.                                                32,320          530
Monsanto Co.                                                     111,755        8,308
Newmont Mining Corp.                                             100,206        4,095
Nucor Corp.                                                       64,954        2,886

                        See notes to financial statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

                                                                             MARKET
                                                                              VALUE
                                                                SHARES        (000)
                                                              ----------   ----------
COMMON STOCKS (CONTINUED)
MATERIALS (CONTINUED)
Owens-Illinois, Inc.(a)                                           35,200   $      986
PactivCorp.(a)                                                    28,515          619
Plum Creek Timber Co., Inc.                                       33,011          983
PPG Industries, Inc.                                              34,371        1,509
Praxair, Inc.                                                     63,411        4,507
Sealed Air Corp.                                                  34,592          638
Sherwin-Williams Co.                                              20,096        1,080
Sigma-Aldrich Corp.                                               23,934        1,186
Titanium Metals Corp.                                             16,600          153
United States Steel Corp.                                         29,478        1,054
Vulcan Materials Co.                                              25,961        1,119
Weyerhaeuser Co.                                                  41,537        1,264
                                                                           ----------
                                                                               55,344
                                                                           ----------
TELECOMMUNICATION SERVICES - 3.5%
American Tower Corp. Class A(a)                                   79,700        2,513
AT&T, Inc.                                                     1,207,550       29,996
CenturyTel, Inc.                                                  19,441          597
Embarq Corp.                                                      30,097         1266
Fairpoint Communications, Inc.(c)                                      8            0
Frontier Communications Corp.                                     60,384          431
JDS Uniphase Corp.(a)                                             42,723          244
MetroPCS Communications, Inc.(a)                                  51,700          688
Qwest Communications International, Inc.                         309,290        1,284
Sprint Nextel Corp.(a)                                           575,465        2,768
Verizon Communications, Inc.                                     581,666       17,875
Windstream Corp.                                                  90,013          752
                                                                           ----------
                                                                               58,414
                                                                           ----------
UTILITIES - 3.9%
AES Corp.(a)                                                     139,895        1,624
Allegheny Energy, Inc.                                            33,059          848
Ameren Corp.                                                      45,460        1,132
American Electric Power Co., Inc.                                 96,852        2,798
CenterPoint Energy, Inc.                                          75,611          838
CMS Energy Corp.                                                  45,756          553
Consolidated Edison, Inc.                                         55,052        2,060
Constellation Energy Group, Inc.                                  38,914        1,034

                                                                             MARKET
                                                                              VALUE
                                                                SHARES        (000)
                                                              ----------   ----------
Dominion Resources, Inc.                                         121,562   $    4,063
DTE Energy Co.                                                    33,384        1,068
Duke Energy Corp.                                                264,020        3,852
Dynegy, Inc. Class A(a)                                           82,690          188
Edison International                                              65,719        2,068
Entergy Corp.                                                     40,498        3,139
Exelon Corp.                                                     134,521        6,889
FirstEnergy Corp.                                                 63,507        2,461
FPL Group, Inc.                                                   83,821        4,766
Integrys Energy Group, Inc.                                       14,716          441
Nicor, Inc.                                                        9,400          325
NiSource, Inc.                                                    58,782          685
Northeast Utilities                                               37,300          832
Pepco Holdings, Inc.                                              41,700          560
PG&E Corp.                                                        75,526        2,903
Pinnacle West Capital Corp.                                       20,160          608
PPL Corp.                                                         75,475        2,488
Progress Energy, Inc.                                             56,081        2,122
Public Service Enterprise Group, Inc.                            102,624        3,349
SCANA Corp.                                                       25,100          815
Sempra Energy                                                     49,786        2,471
Southern Co.                                                     159,443        4,968
TECO Energy, Inc.                                                 42,151          503
Wisconsin Energy Corp.                                            22,800          928
Xcel Energy, Inc.                                                 91,751        1,689
                                                                           ----------
                                                                               65,068
                                                                           ----------
TOTAL COMMON STOCKS
(Cost $1,528,520,087)                                                       1,645,414
                                                                           ----------


                                                              PAR AMOUNT
                                                                 (000)
                                                              ----------
U.S. GOVERNMENT SECURITIES - 0.3%
United States Treasury Bill(d)(e)(f) 0.2% due 09/10/09        $    4,815        4,813
                                                                           ----------
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $4,813,481)                                                               4,813
                                                                           ----------

                        See notes to financial statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

                                                                             MARKET
                                                                SHARES        VALUE
                                                                 (000)        (000)
                                                              ----------   ----------
MONEY MARKET FUNDS - 2.3%
AIM Short Term Investment Prime Portfolio                         38,830   $   38,830
Federated Money Market Obligations Trust                             575          575
                                                                           ----------
TOTAL MONEY MARKET FUNDS
   (Cost $39,405,105)                                                          39,405
                                                                           ----------
TOTAL INVESTMENTS(g)+ - 100.2%
   (Cost $1,572,738,673)                                                    1,689,632
LIABILITIES IN EXCESS OF ASSETS - (0.2%)                                       (2,776)
NET ASSETS - 100%                                                          $1,686,856
                                                                           ==========

(a)  Non-income producing security.

(b)  Affiliated issuer. See table that follows for more information.

(c)  Amount is less than $1,000.

(d) All or part of this security has been designated as collateral for futures contracts.

(e)  Rate represents annualized yield at date of purchase.

(f)  Value determined based on Level 2 inputs established by FAS 157. (Note 2)

(g) Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 1 inputs established by FAS 157. (Note 2)

+    See Note 2 of the Notes to the Financial Statements.

SCHEDULE OF FUTURES CONTRACTS

                                                                                 UNREALIZED
                                                                    NUMBER OF   APPRECIATION
                                                                    CONTRACTS      (000)
                                                                    ---------   ------------
Schedule of Futures Contract S&P 500 Financial Futures Contracts
   (long) Expiration Date 9/2009                                       926        $(1,165)
                                                                                  -------
Total unrealized depreciation on open futures contracts purchased                 $(1,165)
                                                                                  =======

AFFILIATE TABLE

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500(R) Index. The market value of this investment at June 30, 2009 is listed in the Portfolio of Investments.

                                                                                                 Income
                                                                                                 Earned
                      Number of        Shares         Shares sold     Number of               for the Six     Realized
                     shares held    purchased for         for        shares held   Value at   months ended     Gain on
      Security            at       the Six months   the Six months        at        6/30/09     6/30/09      shares sold
    Description       12/31/2008    ended 6/30/09    ended 6/30/09     6/30/09       (000)       (000)          (000)
    -----------      -----------   --------------   --------------   -----------   --------   ------------   -----------
State Street Corp.      81,725         19,100             --           100,825      $4,759         $21           $--

                        See notes to financial statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2009 (UNAUDITED) (AMOUNTS IN THOUSANDS)

ASSETS
Investments in unaffiliated issuers at market
   (identified cost $1,568,389) ..................   $1,684,873
Investments in non-controlled affiliates at market
   (identified cost $4,350) (Note 4) .............        4,759
                                                     ----------
                                                      1,689,632

   Investment securities sold ....................        1,330
   Dividends and interest ........................        2,271
                                                     ----------
      TOTAL ASSETS ...............................    1,693,233
                                                     ----------
LIABILITIES
   Investment securities purchased ...............        6,050
   Daily variation margin on futures contracts ...          265
   Management fees (Note 4) ......................           62
                                                     ----------
      TOTAL LIABILITIES ..........................        6,377
                                                     ----------
NET ASSETS .......................................   $1,686,856
                                                     ==========

                        See notes to financial statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF OPERATIONS
JUNE 30, 2009 (UNAUDITED) (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividend income - unaffiliated issuers ....   $ 19,392
   Dividend income - non-controlled affiliated
      issuer .................................         21
   Interest ..................................         74
                                                 --------
      TOTAL INVESTMENT INCOME ................     19,487

EXPENSES
   Management fees (Note 4) ..................        332
                                                 --------
      TOTAL EXPENSES .........................        332
                                                 --------
NET INVESTMENT INCOME ........................     19,155

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments - unaffiliated issuers ........   $(49,381)
   Futures contracts .........................      3,942
                                                 --------
                                                  (45,439)
Net change in net unrealized depreciation on:
   Investments ...............................     81,989
   Futures contracts .........................     (2,116)
                                                 --------
                                                   79,873
                                                 --------
Net realized and unrealized loss .............     34,434
                                                 --------
NET DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS ................................   $ 53,589
                                                 ========

                        See notes to financial statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS (AMOUNTS IN THOUSANDS)

                                                             FOR THE         FOR THE
                                                        SIX MONTHS ENDED    YEAR ENDED
                                                          JUNE 30, 2009    DECEMBER 31,
                                                           (UNAUDITED)         2008
                                                        ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income ............................      $   19,155       $   45,563
   Net realized gain on investments and futures
      contracts .....................................         (45,439)         (19,853)
   Net change in net unrealized appreciation
      (depreciation) ................................          79,873         (897,802)
                                                           ----------       ----------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING
         FROM OPERATIONS ............................          53,589         (872,092)
                                                           ----------       ----------

CAPITAL TRANSACTIONS
   Proceeds from contributions ......................         162,539          288,497
   Fair value of withdrawals ........................         (51,480)        (316,574)
                                                           ----------       ----------
      NET DECREASE IN NET ASSETS FROM CAPITAL
         TRANSACTIONS ...............................         111,059          (28,077)
                                                           ----------       ----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS .........         164,648         (900,169)
NET ASSETS

Beginning of period .................................       1,522,208        2,422,377
                                                           ----------       ----------
END OF PERIOD .......................................      $1,686,856       $1,522,208
                                                           ==========       ==========

                        See notes to financial statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                       SIX
                                      MONTHS        YEAR          YEAR         YEAR          YEAR          YEAR
                                      ENDED         ENDED         ENDED        ENDED         ENDED         ENDED
                                    6/30/2009    12/31/2008    12/31/2007   12/31/2006    12/31/2005    12/31/2004
                                   -----------   ----------    ----------   -----------  ------------   ----------
                                   (UNAUDITED)
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (in
      thousands) ...............   $1,686,856    $1,522,208    $2,422,377   $2,766,696    $2,453,109    $2,767,467
Ratios to average net assets:
   Operating expenses ..........        0.045%+       0.045%        0.045%       0.045%        0.045%        0.045%
   Net investment income .......         2.59%+        2.30%         1.96%        1.94%         1.84%         1.97%
Portfolio turnover rate* .......            5%++         14%           12%          10%            8%            9%
Total return (a) ...............         3.20%++     (37.02)%        5.49%       15.75%         4.87%        10.86%

----------
*    The portfolio turnover rate excludes in-kind security transactions.

+    Annualized

++   Not Annualized

(a) Results represent past performance and are not indicative of future results.

                        See notes to financial statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

1. ORGANIZATION

          State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At June 30, 2009, only the Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio were in operation. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

          The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R) Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500(R) Index. The S&P 500(R) Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2. SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation:

          The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

          The Portfolio adopted Financial Accounting Standards Board ("FASB")Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 - quoted prices in active markets for identical securities

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

          The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

          The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund's assets carried at fair value:

                                                                Quoted
                                                              Prices in
                                                                Active      Significant
                                                              Markets for      Other      Significant
                                                              Identical     Observable    Unobservable
                                                                Assets        Inputs         Inputs
Description                                                   (Level 1)      (Level 2)     (Level 3)        Total
-----------                                                   -----------   -----------   ------------   ----------
ASSETS:
Common Stocks..............................................    $1,645,414      $   --         $--        $1,645,414
U.S. Government Securities.................................            --       4,813          --             4,813
Money Market Funds.........................................        39,405          --          --            39,405
                                                               ----------      ------         ---        ----------
Total Investments..........................................     1,684,819       4,813          --         1,689,632
LIABILITIES:
Investments in Other Financial Instruments
   Futures contracts.......................................       (1,165)          --          --           (1,165)
                                                               ----------      ------         ---        ----------
Total Investments in Other Financial Instruments...........       (1,165)          --          --           (1,165)
                                                               ----------      ------         ---        ----------
Total......................................................    $1,683,654      $4,813         $--        $1,688,467
                                                               ==========      ======         ===        ==========

          In April 2009, the FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset and Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSB 157-4"). FSB 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. The type of inputs used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio's investments by category.

Securities transactions, investment income and expenses:

          Securities transactions are recorded on a trade date basis for financial statement purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

          All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

Federal income taxes:

          The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in

STATE STREET EQUITY 500 INDEX PORTFOLIO
GENERAL INFORMATION
JUNE 30, 2007 (UNAUDITED)

proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

          The Portfolio has reviewed the tax positions for open years as of and during the year ended December 31, 2008, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2009, tax years 2005 through 2008 remain subject to examination by the portfolio's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Futures:

          The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

          The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

          The Portfolio adopted the provisions of FASB Statement of Financial Accounting Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 has established improved financial reporting about derivative instruments and hedging activities as it relates to disclosure associated with these types of investments. The following table, grouped into appropriate risk categories, discloses the amounts related to the Funds use of derivative instruments and hedging activities at June 30, 2009:

Liability Derivatives * (amounts in thousands)

                                      Foreign
                                      Exchange                                     Commodity
                     Interest Rate   Contracts       Credit           Equity       Contracts        Other
                    Contracts Risk     Risk      Contracts Risk   Contracts Risk     Risk      Contracts Risk   Total
                    --------------   ---------   --------------   --------------   ---------   --------------   -----
Futures Contracts         $--           $--            $--             $265           $--            $--         $265

          Transactions in derivative instruments during the six months ended June 30, 2009, were as follows:

Realized Gain (Loss) ** (amounts in thousands)

                                      Foreign
                                      Exchange                                     Commodity
                     Interest Rate   Contracts       Credit           Equity       Contracts        Other
                    Contracts Risk     Risk      Contracts Risk   Contracts Risk     Risk      Contracts Risk    Total
                    --------------   ---------   --------------   --------------   ---------   --------------   -------
Futures Contracts         $--           $--            $--            $3,942          $--            $--        $ 3,942

Change in Appreciation (Depreciation) *** (amounts in thousands)

                                      Foreign
                                      Exchange                                     Commodity
                     Interest Rate   Contracts       Credit           Equity       Contracts        Other
                    Contracts Risk     Risk      Contracts Risk   Contracts Risk     Risk      Contracts Risk    Total
                    --------------   ---------   --------------   --------------   ---------   --------------   -------
Futures Contracts          $--          $--            $--           $(2,116)         $--            $--        $(2,116)

* Statements of Assets and Liabilities location: Daily variation margin on futures contracts

** Statements of Operations location: Net realized gain (loss) on: Futures contracts

*** Statements of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts

STATE STREET EQUITY 500 INDEX PORTFOLIO
GENERAL INFORMATION
JUNE 30, 2007 (UNAUDITED)

Use of Estimates:

          The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. SECURITIES TRANSACTIONS

          For the six months June 30, 2009, purchases and sales of investment securities, excluding short-term investments, futures contracts, and contributions in-kind and fair value of withdrawals, aggregated to $202,423,545 and $66,166,854, respectively.

          At June 30, 2009, the book cost of investments was $1,572,738,673 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $393,534,625 and $276,641,660, respectively, resulting in net appreciation of $116,892,965 for all securities as computed on a federal income tax basis.

4. RELATED PARTY FEES AND TRANSACTIONS

          The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corp. and an affiliate of State Street Bank and Trust Company ("State Street"), under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

          Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500(R) Index. The market value of this investment at June 30, 2009 is listed in the Portfolio of Investments.

5. TRUSTEES' FEES

          Pursuant to certain agreements with State Street and its affiliates, each Independent Trustee receives for his or her services a $30,000 retainer in addition to $2,500 for each in-person meeting and $500 for each telephonic meeting from State Street or its affiliates.

6. INDEMNIFICATIONS

          The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

STATE STREET EQUITY 500 INDEX PORTFOLIO
GENERAL INFORMATION
JUNE 30, 2007 (UNAUDITED)

7. SUBSEQUENT EVENTS

          In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events", adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio's financial statements through August 20, 2009. Management has determined that there are no material events that would require disclosure in the Portfolio's financial statements through this date.

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

          The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or
(ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

          The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

MASTER SMALL CAP INDEX SERIES
SUMMARY SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

          This summary schedule of investments is presented to help investors focus on the Series' principal holdings. It includes the Series' 50 largest holdings, each investment of any issuer that exceeds 1% of the Series' net assets and affiliated issues. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. A complete schedule of investments is available without charge, upon request, by calling (800) 441-7762 or on the Securities and Exchange Commission's website at http://www.sec.gov.

INDUSTRY                           COMMON STOCKS                                       SHARES         VALUE      PERCENT
--------                           -------------                                    -----------   ------------   -------
ADVERTISING AGENCIES               Other Securities                                               $  1,890,400      0.5%
AEROSPACE                          Other Securities                                                  5,812,955      1.4
AGRICULTURE, FISHING & RANCHING    Other Securities                                                  1,896,547      0.5
AIR TRANSPORT                      Other Securities                                                  3,474,937      0.9
ALTERNATIVE ENERGY                 Other Securities                                                    993,164      0.3
ALUMINUM                           Other Securities                                                    452,081      0.1
ASSET MANAGEMENT & CUSTODIAN       Other Securities                                                  3,511,162      0.9
AUTO PARTS                         Other Securities                                                  1,540,133      0.4
AUTO SERVICES                      Other Securities                                                    452,535      0.1
BANKS: DIVERSIFIED                 First Merit Corp.                                     44,412        754,116      0.2
                                   Prosperity Bancshares, Inc.                           24,500        730,835      0.2
                                   Westamerica Bancorp. (b)                              15,583        773,073      0.2
                                   Other Securities                                                 22,439,710      5.5
                                                                                                  ------------    -----
                                                                                                    24,697,734      6.1
                                                                                                  ------------    -----
BANKS: SAVINGS, THRIFT &
   MORTGAGE LENDING                Other Securities                                                  4,663,390      1.1
BEVERAGE: BREWERS & DISTILLERS     Other Securities                                                    139,073      0.0
BEVERAGE: SOFT DRINKS              Other Securities                                                    592,708      0.1
BIOTECHNOLOGY                      Onyx Pharmaceuticals, Inc. (a)                        30,520        862,495      0.2
                                   Other Securities                                                 16,226,094      4.0
                                                                                                  ------------    -----
                                                                                                    17,088,589      4.2
                                                                                                  ------------    -----
BUILDING MATERIALS                 Other Securities                                                  3,476,596      0.9
BUILDING: CLIMATE CONTROL          Other Securities                                                    585,750      0.2
BUILDING: ROOFING, WALLBOARD &
   PLUMBING                        Other Securities                                                    356,439      0.1
CABLE TELEVISION SERVICES          Other Securities                                                    238,134      0.1
CASINOS & GAMBLING                 Bally Technologies, Inc. (a)                          29,000        867,680      0.2
                                   Other Securities                                                  1,091,671      0.3
                                                                                                  ------------    -----
                                                                                                     1,959,351      0.5
                                                                                                  ------------    -----
CEMENT                             Other Securities                                                     35,244      0.0
CHEMICALS: DIVERSIFIED             Other Securities                                                  6,144,966      1.5
COAL                               Other Securities                                                    622,400      0.2
COMMERCIAL FINANCE &               Other Securities                                                    376,502      0.1
   MORTGAGE COMPANIES
COMMERCIAL SERVICES                Tetra Tech, Inc. (a)                                  32,031        917,688      0.2
                                   Watson Wyatt Worldwide, Inc.                          22,715        852,494      0.2
                                   Other Securities                                                 11,614,618      2.9
                                                                                                  ------------    -----
                                                                                                    13,384,800      3.3
                                                                                                  ------------    -----
COMMERCIAL SERVICES: RENTAL &
   LEASING                         Other Securities                                                  1,461,849      0.4
COMMERCIAL VEHICLES & PARTS        Other Securities                                                    660,983      0.2
COMMUNICATIONS TECHNOLOGY          3Com Corp. (a)                                       209,800        988,158      0.3
                                   Polycom, Inc. (a)                                     44,800        908,096      0.2
                                   Other Securities                                                 11,781,934      2.9
                                                                                                  ------------    -----
                                                                                                    13,678,188      3.4
                                                                                                  ------------    -----

                        See notes to financial statements

MASTER SMALL CAP INDEX SERIES
SUMMARY SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

INDUSTRY                           COMMON STOCKS                                       SHARES         VALUE      PERCENT
--------                           -------------                                    -----------   ------------   -------
COMPUTER SERVICES SOFTWARE &
   SYSTEMS                         Digital River, Inc. (a)                               20,300   $    737,296      0.2%
                                   Informatica Corp. (a)                                 46,600        801,054      0.2
                                   Parametric Technology Corp. (a)                       61,660        720,805      0.2
                                   Solera Holdings, Inc. (a)                             37,000        939,800      0.2
                                   Other Securities                                                 24,511,652      6.0
                                                                                                  ------------    -----
                                                                                                    27,710,607      6.8
                                                                                                  ------------    -----
COMPUTER TECHNOLOGY                Data Domain, Inc. (a)                                 25,200        840,420      0.2
                                   Palm, Inc. (a)(b)                                     73,388      1,216,039      0.3
                                   Other Securities                                                  2,888,327      0.7
                                                                                                  ------------    -----
                                                                                                     4,944,786      1.2
                                                                                                  ------------    -----
CONSTRUCTION                       Other Securities                                                  2,330,268      0.6
CONSUMER ELECTRONICS               Other Securities                                                    826,561      0.2
CONSUMER LENDING                   Other Securities                                                  2,218,567      0.5
CONSUMER SERVICES:
MISCELLANEOUS                      Other Securities                                                  2,498,317      0.6
CONTAINERS & PACKAGING             Rock-Tenn Co. Class A                                 20,480        781,517      0.2
                                   Other Securities                                                  1,085,740      0.3
                                                                                                  ------------    -----
                                                                                                     1,867,257      0.5
                                                                                                  ------------    -----
COSMETICS                          Other Securities                                                    539,670      0.1
DIVERSIFIED FINANCIAL SERVICES     Other Securities                                                  2,002,020      0.5
DIVERSIFIED MANUFACTURING
   OPERATIONS                      Other Securities                                                    925,566      0.2
DIVERSIFIED MATERIALS &
   PROCESSING                      Clarcor, Inc.                                         27,210        794,260      0.2
                                   Other Securities                                                  3,271,981      0.8
                                                                                                  ------------    -----
                                                                                                     4,066,241      1.0
                                                                                                  ------------    -----
DIVERSIFIED MEDIA                  Other Securities                                                    141,963      0.0
DIVERSIFIED RETAIL                 Tractor Supply Co. (a)                                19,100        789,212      0.2
                                   Other Securities                                                 15,144,479      3.7
                                                                                                  ------------    -----
                                                                                                    15,933,691      3.9
                                                                                                  ------------    -----
DRUG & GROCERY STORE CHAINS        Other Securities                                                  2,734,704      0.7
EDUCATION SERVICES                 Other Securities                                                  2,917,424      0.7
ELECTRONIC COMPONENTS              Other Securities                                                  2,355,064      0.6
ELECTRONIC ENTERTAINMENT           Other Securities                                                    956,215      0.2
ELECTRONICS                        Other Securities                                                  1,842,725      0.5
ENERGY EQUIPMENT                   Other Securities                                                    987,015      0.2
ENGINEERING & CONTRACTING
   SERVICES                        Other Securities                                                  1,139,215      0.3
ENTERTAINMENT                      Other Securities                                                  1,187,092      0.3
FINANCIAL DATA & SYSTEMS           Jack Henry & Associates, Inc.                         45,400        942,050      0.2
                                   Other Securities                                                  3,785,865      1.0
                                                                                                  ------------    -----
                                                                                                     4,727,915      1.2
                                                                                                  ------------    -----
FOODS                              Other Securities                                                  4,780,959      1.2
FOREST PRODUCTS                    Other Securities                                                    547,759      0.1
FORMS & BULK PRINTING SERVICES     Other Securities                                                    980,731      0.2
FUNERAL PARLORS & CEMETERIES       Other Securities                                                    718,130      0.2
GAS PIPELINES                      Other Securities                                                     89,856      0.0
GLASS                              Other Securities                                                    186,960      0.0
GOLD                               Other Securities                                                    767,423      0.2
HEALTH CARE FACILITIES             Other Securities                                                  2,511,454      0.6

                        See notes to financial statements

MASTER SMALL CAP INDEX SERIES
SUMMARY SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

INDUSTRY                           COMMON STOCKS                                       SHARES         VALUE      PERCENT
--------                           -------------                                    -----------   ------------   -------
HEALTH CARE MANAGEMENT SERVICES    AMERIGROUP Corp. (a)                                  28,100   $    754,485      0.2%
                                   Other Securities                                                  3,320,243      0.8
                                                                                                  ------------    -----
                                                                                                     4,074,728      1.0
                                                                                                  ------------    -----
HEALTH CARE SERVICES               Quality Systems, Inc. (b)                             12,800        729,088      0.2
                                   Other Securities                                                  6,739,925      1.6
                                                                                                  ------------    -----
                                                                                                     7,469,013      1.8
                                                                                                  ------------    -----
HEALTH CARE: MISCELLANEOUS         Other Securities                                                    479,870      0.1
HOME BUILDING                      Other Securities                                                  1,025,472      0.2
HOTEL/MOTEL                        Other Securities                                                    772,785      0.2
HOUSEHOLD APPLIANCES               Other Securities                                                    194,055      0.0
HOUSEHOLD EQUIPMENT & PRODUCTS     Tupperware Corp.                                      33,274        865,789      0.2
                                   Other Securities                                                    457,301      0.1
                                                                                                  ------------    -----
                                                                                                     1,323,090      0.3
                                                                                                  ------------    -----
HOUSEHOLD FURNISHINGS              Other Securities                                                  1,241,763      0.3
INSURANCE: LIFE                    Other Securities                                                  1,458,471      0.4
INSURANCE: MULTI-LINE              Platinum Underwriters Holdings Ltd.                   27,300        780,507      0.2
                                   Other Securities                                                  2,263,787      0.6
                                                                                                  ------------    -----
                                                                                                     3,044,294      0.8
                                                                                                  ------------    -----
INSURANCE: PROPERTY-CASUALTY       IPC Holdings, Ltd.                                    29,800        814,732      0.2
                                   ProAssurance Corp. (a)(c)                             17,623        814,359      0.2
                                   Other Securities                                                  7,368,549      1.8
                                                                                                  ------------    -----
                                                                                                     8,997,640      2.2
                                                                                                  ------------    -----
LEISURE TIME                       Other Securities                                                  2,484,006      0.6
LUXURY ITEMS                       Other Securities                                                    796,874      0.2
MACHINERY & ENGINEERING            Other Securities                                                    454,873      0.1
MACHINERY: AGRICULTURAL            Other Securities                                                    252,220      0.1
MACHINERY: CONSTRUCTION &
   HANDLING                        Other Securities                                                    368,443      0.1
MACHINERY: ENGINES                 Other Securities                                                    456,504      0.1
MACHINERY: INDUSTRIAL              Other Securities                                                  3,850,930      0.9
MACHINERY: SPECIALTY               Other Securities                                                    411,035      0.1
MANUFACTURED HOUSING               Other Securities                                                    164,444      0.0
MEDICAL & DENTAL                   NuVasive, Inc. (a)                                    19,400        865,240      0.2
INSTRUMENTS & SUPPLIES             Owens & Minor, Inc.                                   22,198        972,716      0.2
                                   Steris Corp.                                          31,100        811,088      0.2
                                   Other Securities                                                  9,608,755      2.4
                                                                                                  ------------    -----
                                                                                                    12,257,799      3.0
                                                                                                  ------------    -----
MEDICAL EQUIPMENT                  Haemonetics Corp. (a)                                 13,672        779,304      0.2
                                   Thoratec Corp. (a)                                    30,047        804,659      0.2
                                   Other Securities                                                  6,095,703      1.5
                                                                                                  ------------    -----
                                                                                                     7,679,666      1.9
                                                                                                  ------------    -----
MEDICAL SERVICES                   Other Securities                                                  1,332,981      0.3
METAL FABRICATING                  Other Securities                                                  2,931,767      0.7
METALS & MINERALS: DIVERSIFIED     Other Securities                                                  1,357,497      0.3
OFFICE SUPPLIES & EQUIPMENT        Other Securities                                                  1,771,072      0.4
OFFSHORE DRILLING & OTHER
   SERVICES                        Other Securities                                                    216,220      0.1
OIL WELL EQUIPMENT & SERVICES      Other Securities                                                  5,352,821      1.3
OIL: CRUDE PRODUCERS               Other Securities                                                  7,214,972      1.8
OIL: INTEGRATED                    Other Securities                                                    302,883      0.1

                        See notes to financial statements

MASTER SMALL CAP INDEX SERIES
SUMMARY SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

INDUSTRY                           COMMON STOCKS                                       SHARES         VALUE      PERCENT
--------                           -------------                                    -----------   ------------   -------
PAINTS & COATINGS                  Other Securities                                               $    636,955      0.2%
PAPER                              Other Securities                                                  1,349,902      0.3
PERSONAL CARE                      Other Securities                                                  1,459,131      0.4
PHARMACEUTICALS                    Auxilium Pharmaceuticals, Inc. (a)(b)                 23,100        724,878      0.2
                                   Isis Pharmaceuticals, Inc. (a)(b)                     49,689        819,869      0.2
                                   Other Securities                                                  5,784,658      1.4
                                                                                                  ------------    -----
                                                                                                     7,329,405      1.8
                                                                                                  ------------    -----
PHOTOGRAPHY                        Other Securities                                                    473,747      0.1
PLASTICS                           Other Securities                                                    150,293      0.0
POWER TRANSMISSION EQUIPMENT       Regal-Beloit Corp.                                    19,451        772,594      0.2
                                   Other Securities                                                    555,471      0.1
                                                                                                  ------------    -----
                                                                                                     1,328,065      0.3
                                                                                                  ------------    -----
PRECIOUS METALS & MINERALS         Other Securities                                                    259,465      0.1
PRINTING & COPYING SERVICES        VistaPrint Ltd. (a)                                   22,400        955,360      0.3
                                   Other Securities                                                    109,134      0.0
                                                                                                  ------------    -----
                                                                                                     1,064,494      0.3
                                                                                                  ------------    -----
PRODUCER DURABLES: MISCELLANEOUS   Other Securities                                                    267,780      0.1
PRODUCTION TECHNOLOGY EQUIPMENT    Other Securities                                                  3,910,594      1.0
PUBLISHING                         Other Securities                                                    625,261      0.2
RADIO & TV BROADCASTERS            Other Securities                                                    171,684      0.0
RAILROAD EQUIPMENT                 Other Securities                                                    244,022      0.1
RAILROADS                          Other Securities                                                    468,564      0.1
REAL ESTATE                        Other Securities                                                    699,404      0.2
REAL ESTATE INVESTMENT TRUSTS      Anthracite Capital, Inc. (d)                          33,000         20,460      0.0
   (REITS)                         Highwoods Properties, Inc.                            38,400        859,008      0.2
                                   MFA Financial, Inc.                                  120,700        835,244      0.2
                                   National Retail Properties, Inc.                      42,475        736,941      0.2
                                   Other Securities                                                 18,811,742      4.6
                                                                                                  ------------    -----
                                                                                                    21,263,395      5.2
                                                                                                  ------------    -----
RECREATIONAL VEHICLES & BOATS      Other Securities                                                    974,358      0.2
RENTAL & LEASING SERVICES:
   CONSUMER                        Other Securities                                                  1,286,699      0.3
RESTAURANTS                        Other Securities                                                  6,198,540      1.5
SCIENTIFIC INSTRUMENTS: CONTROL
& FILTER                           Other Securities                                                  2,832,727      0.7
SCIENTIFIC INSTRUMENTS:
   ELECTRICAL                      GrafTech International Ltd. (a)                       63,944        723,207      0.2
                                   Other Securities                                                  3,639,685      0.9
                                                                                                  ------------    -----
                                                                                                     4,362,892      1.1
                                                                                                  ------------    -----
SCIENTIFIC INSTRUMENTS: GAUGES
   & METERS                        Other Securities                                                    582,269      0.1
SCIENTIFIC INSTRUMENTS:
   POLLUTION CONTROL               Other Securities                                                  1,982,610      0.5
SECURITIES BROKERAGE & SERVICES    Knight Capital Group, Inc. Class A (a)                49,700        847,385      0.2
                                   Other Securities                                                  2,676,178      0.7
                                                                                                  ------------    -----
                                                                                                     3,523,563      0.9
                                                                                                  ------------    -----
SEMICONDUCTORS & COMPONENTS        Skyworks Solutions, Inc. (a)                          89,133        871,721      0.2
                                   Other Securities                                                  9,695,005      2.4
                                                                                                  ------------    -----
                                                                                                    10,566,726      2.6
                                                                                                  ------------    -----
SHIPPING                           Other Securities                                                  2,774,534      0.7
STEEL                              Other Securities                                                    265,238      0.1
SUGAR                              Other Securities                                                     70,238      0.0
SYNTHETIC FIBERS & CHEMICALS       Other Securities                                                    143,856      0.0

                        See notes to financial statements

MASTER SMALL CAP INDEX SERIES
SUMMARY SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

INDUSTRY                           COMMON STOCKS                                       SHARES         VALUE      PERCENT
--------                           -------------                                    -----------   ------------   -------
TECHNOLOGY: MISCELLANEOUS          Other Securities                                               $  1,293,285      0.3%
TELECOMMUNICATIONS EQUIPMENT       Arris Group, Inc. (a)                                 66,300        806,208      0.2
                                   Other Securities                                                  1,378,186      0.3
                                                                                                  ------------    -----
                                                                                                     2,184,394      0.5
                                                                                                  ------------    -----
TEXTILE PRODUCTS                   Other Securities                                                    205,434      0.1
TEXTILES APPAREL & SHOES           Carter's, Inc. (a)                                    30,100        740,761      0.2
                                   J. Crew Group, Inc. (a)(b)                            27,070        731,431      0.2
                                   The Warnaco Group, Inc. (a)                           24,400        790,560      0.2
                                   Other Securities                                                  5,247,236      1.3
                                                                                                  ------------    -----
                                                                                                     7,509,988      1.9
                                                                                                  ------------    -----
TOBACCO                            Other Securities                                                    942,862      0.2
TOYS                               Other Securities                                                    356,317      0.1
TRANSPORTATION MISCELLANEOUS       Other Securities                                                    687,365      0.2
TRUCKERS                           Other Securities                                                  3,117,416      0.8
UTILITIES: ELECTRICAL              Cleco Corp.                                           32,267        723,426      0.2
                                   Portland General Electric Co.                         40,700        792,836      0.2
                                   Other Securities                                                  6,052,978      1.5
                                                                                                  ------------    -----
                                                                                                     7,569,240      1.9
                                                                                                  ------------    -----
UTILITIES: GAS DISTRIBUTORS        New Jersey Resources Corp.                            22,561        835,659      0.2
                                   Nicor, Inc.                                           24,100        834,342      0.2
                                   Piedmont Natural Gas Co. (b)                          39,100        942,701      0.2
                                   WGL Holdings, Inc.                                    26,700        854,934      0.2
                                   Other Securities                                                  2,273,511      0.6
                                                                                                  ------------    -----
                                                                                                     5,741,147      1.4
                                                                                                  ------------    -----
UTILITIES: TELECOMMUNICATIONS      Other Securities                                                  5,080,880      1.2
UTILITIES: WATER                   Other Securities                                                  1,491,982      0.4
WHOLESALE & INTERNATIONAL
   TRADE                           Other Securities                                                  1,018,433      0.2
                                                                                                  ------------    -----
                                   TOTAL COMMON STOCKS                                             399,826,107     98.5
                                                                                                  ============    =====
                                   INVESTMENT COMPANIES
ASSET MANAGEMENT & CUSTODIAN       BlackRock Kelso Capital Corp. (d)                      6,700         41,741      0.0
                                   Other Securities                                                    594,167      0.1
                                                                                                  ------------    -----
                                   TOTAL INVESTMENT COMPANIES                                          635,908      0.1
                                                                                                  ============    =====
                                   WARRANTS (e)
ALTERNATIVE ENERGY                 GreenHunter Energy, Inc. (expires 8/27/11) (f)           180             --      0.0
COMMUNICATIONS TECHNOLOGY          Other Securities                                                         --      0.0
                                                                                                  ------------    -----
                                   TOTAL WARRANTS                                                           --      0.0
                                                                                                  ============    =====

                        See notes to financial statements

MASTER SMALL CAP INDEX SERIES
SUMMARY SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

INDUSTRY                           OTHER INTERESTS (g)                                 SHARES         VALUE      PERCENT
--------                           -------------------                              -----------   ------------   -------
OIL: CRUDE PRODUCERS               Other Securities                                                         --      0.0%
                                   TOTAL OTHER INTERESTS                                                    --      0.0
                                                                                                  ------------    -----
                                   TOTAL LONG-TERM INVESTMENTS
                                      (COST -- $457,409,135)                                      $400,462,015     98.6
                                                                                                  ============    =====
                                   SHORT-TERM SECURITIES
                                   BlackRock Liquidity Funds, TempFund, 0.45%
                                      (d)(h)                                         12,940,007     12,940,007      3.2

                                                                                                   BENEFICIAL
                                                                                                    INTEREST
                                                                                                      (000)
                                                                                                  ------------
                                   BlackRock Liquidity Series, LLC Money Market
                                      Series, 0.55% (d)(h)(i)                       $    29,126     29,126,454      7.2
                                                                                                  ------------    -----
                                   TOTAL SHORT-TERM SECURITIES
                                      (COST -- $42,066,461)                                         42,066,461     10.4
                                                                                                  ============    =====
                                   TOTAL INVESTMENTS (COST -- $499,475,596*)
                                      LIABILITIES IN                                               442,528,476    109.0
                                   EXCESS OF OTHER ASSETS                                          (36,541,058)    (9.0)
                                                                                                  ------------    -----
                                   NET ASSETS                                                     $405,987,418    100.0
                                                                                                  ============    =====

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost .................   $ 520,628,821
                                   =============
Gross unrealized appreciation ..   $  35,770,593
Gross unrealized depreciation ..    (113,870,938)
                                   -------------
Net unrealized depreciation ....   $ (78,100,345)
                                   =============

(a)  Non-income producing security.

(b)  Security, or a portion of security, is on loan.

(c) All or a portion of the security has been pledged as collateral in connection with open financial futures contracts.

(d) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                        PURCHASE        SALE      REALIZED
AFFILIATE                                                COST           COST        LOSS      INCOME
---------                                             -----------   -----------   --------   --------
Anthracite Capital, Inc.                              $    11,193   $        --   $    --    $     --
BlackRock Kelso Capital Corp.                              11,712         3,084    (1,902)      1,856
BlackRock Liquidity Funds,TempFund                     12,940,007*           --        --      19,336
BlackRock Liquidity Series, LLC Cash Sweep Series              --    33,514,609**      --      37,506
BlackRock Liquidity Series, LLC Money Market Series   $ 4,482,252*  $        --   $    --    $251,505

*    Represents net purchase cost.

**   Represents net sale cost.

(e) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(f) Restricted security as to resale, representing 0.0% of net assets were as follows:

                           ACQUISITION
ISSUE                          DATE      COST   VALUE
-----                      -----------   ----   -----
GreenHunter Energy, Inc.     6/27/08      $--    $--

(g) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(h)  Represents the current yield as of report date.

(i)  Security was purchased with the cash proceeds from securities loans

                        See notes to financial statements

MASTER SMALL CAP INDEX SERIES
SUMMARY SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

-    Financial futures contracts purchased as of June 30, 2009 were as follows:

                                     EXPIRATION        FACE      UNREALIZED
CONTRACTS          ISSUE                DATE           VALUE    DEPRECIATION
---------  ---------------------  ----------------  ----------  ------------
   179     Russell 2000 ICE MINI  September 2009    $9,132,385    $(53,505)

- For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

- Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

- Level 1 -- price quotations in active markets/exchanges for identical securities

- Level 2 -- other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

- Level 3 -- unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series' own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Series' investments:

                                                                INVESTMENTS IN
                                                                  SECURITIES
VALUATION INPUTS                                                    ASSETS
                                                                --------------
Level 1 -- Long-Term Investments(1) .........................    $413,278,100
Level 2
  Long-Term Investments
    Semiconductors & Components .............................         123,791
   Short-Term Securities ....................................      29,126,454
                                                                 ------------
Total Level 2 ...............................................      29,250,245
                                                                 ------------
Level 3
  Long-Term Investments
    Asset Management & Custodian ............................             121
                                                                 ------------
TOTAL .......................................................    $442,528,476

(1) See above Schedule of Investments for values in each industry excluding industries in Level 2 and Level 3 within the table.

                                                                    OTHER
                                                                  FINANCIAL
                                                                INSTRUMENTS(2)
VALUATION INPUTS                                                 LIABILITIES
----------------                                                --------------
Level 1 .....................................................      $(53,505)
Level 2 .....................................................            --
Level 3 .....................................................            --
                                                                   --------
TOTAL .......................................................      $(53,505)


(2) Other financial instruments are financial futures contracts which are shown at the unrealized appreciation/depreciation on the instrument.

                       See notes to financial statements

MASTER SMALL CAP INDEX SERIES
SUMMARY SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

The following is a reconciliation of investments for unobservable inputs (Level
3) used in determining fair value:

                                                                 INVESTMENTS IN
                                                                   SECURITIES
                                                                     ASSETS
                                                                ASSET MANAGEMENT
                                                                  & CUSTODIAN
                                                                ----------------
Balance, as of December 31, 2008 ............................          --
Accrued discounts/premiums ..................................          --
Realized gain (loss) ........................................          --
Change in unrealized appreciation/depreciation ..............          --
Net purchases (sales) .......................................          --
Net transfer in .............................................        $121
                                                                     ----
BALANCE, AS OF JUNE 30, 2009 ................................        $121
                                                                     ----

                       See notes to financial statements

MASTER SMALL CAP INDEX SERIES
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2009 (UNAUDITED)

   ASSETS
Investments at value -- unaffiliated (including securities
   loaned of $26,101,570) (cost -- $457,111,513) ............     $400,399,814
Investments at value -- affiliated (cost -- $42,364,083).....       42,128,662
Investments sold receivable .................................       46,679,430
Dividends receivable ........................................          429,124
Securities lending income receivable - affiliated ...........           70,818
Prepaid expenses ............................................           13,361
Other assets ................................................               68
                                                                  ------------
Total assets.................................................      489,721,277
                                                                  ------------
   LIABILITIES
Collateral at value -  securities loaned ....................       29,126,454
Investments purchased payable ...............................       50,918,602
Withdrawals payable to investors ............................        3,664,827
Margin variation payable ....................................           16,872
Investment advisory fees payable ............................            2,302
Other affiliates payable ....................................            1,623
Other accrued expenses payable ..............................            2,933
Other liabilities payable ...................................              246
                                                                  ------------
Total liabilities ...........................................       83,733,859
                                                                  ------------
   NET ASSETS
Net assets ..................................................     $405,987,418
                                                                  ------------
   NET ASSETS CONSIST OF
Investors' capital ..........................................     $462,988,043
Net unrealized appreciation/depreciation ....................      (57,000,625)
                                                                  ------------
Net assets ..................................................     $405,987,418

                       See notes to financial statements

MASTER SMALL CAP INDEX SERIES
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

INVESTMENT INCOME
                                                                 $    1,798,556
   Dividends ................................................
   Foreign tax withheld .....................................              (358)
   Income - affiliated ......................................            58,698
   Securities lending -- affiliated .........................           251,505
                                                                 --------------
Total income ................................................         2,108,401
                                                                 --------------
EXPENSES
   Accounting services ......................................            45,959
   Professional .............................................            43,079
   Investment advisory ......................................            17,572
   Custodian ................................................            11,319
   Officers and Directors ...................................             9,687
   Printing .................................................               500
   Other ....................................................             5,629
                                                                 --------------
Total expenses ..............................................           133,745
   Less fees waived by advisor ..............................           (11,282)
                                                                 --------------
Total expenses after fees waived and paid indirectly ........           122,463
                                                                 --------------
Net investment income .......................................         1,985,938
                                                                 --------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
   Investments - unaffiliated ...............................       (17,487,606)
   Investments - affiliated .................................            (1,902)
   Financial futures contracts ..............................         1,608,381
                                                                 --------------
                                                                    (15,881,127)
                                                                 --------------
Net change in unrealized appreciation/depreciation on:
   Investments - unaffiliated ...............................        35,769,135
   Investments - affiliated .................................           (55,638)
   Financial futures contracts ..............................        (2,428,447)
                                                                 --------------
                                                                     33,285,050
                                                                 --------------
Total realized and unrealized loss ..........................        17,403,923
                                                                 --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........    $   19,389,861
                                                                 ==============

                       See notes to financial statements

MASTER SMALL CAP INDEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                          SIX MONTHS
                                                            ENDED
                                                           JUNE 30,      YEAR ENDED
                                                             2009       DECEMBER 31,
                                                         (UNAUDITED)        2008
                                                        ------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
   OPERATIONS
Net investment income ...............................   $  1,985,938   $   7,541,773
Net realized gain (loss) ............................    (15,881,127)    (28,428,998)
Net change in unrealized appreciation/depreciation ..     33,285,050    (153,156,287)
                                                        ------------   -------------
Net increase (decrease) in net assets resulting from
   operations .......................................     19,389,861    (174,043,512)
                                                        ------------   -------------
   CAPITAL TRANSACTIONS
Proceeds from contributions .........................    110,351,983     277,100,847
Fair value of withdrawals ...........................    (68,474,546)   (388,731,499)
                                                        ------------   -------------
Net increase (decrease) in net assets derived from
   capital transactions .............................     41,877,437    (111,630,652)
                                                        ------------   -------------
   NET ASSETS
Total increase (decrease) in net assets .............     61,267,298    (285,674,164)
Beginning of period .................................    344,720,120     630,394,284
                                                        ------------   -------------
End of period .......................................   $405,987,418   $ 344,720,120
                                                        ------------   -------------

FINANCIAL HIGHLIGHTS

                                                  SIX MONTHS
                                                    ENDED                      YEAR ENDED DECEMBER 31,
                                                 JUNE 30,2009   -----------------------------------------------------
                                                 (UNAUDITED)      2008       2007        2006       2005       2004
                                                 ------------   --------   --------    --------   --------   --------
   TOTAL INVESTMENT RETURN
Total investment return ......................       2.75%(1)     (33.57)%    (1.46)%     18.13%      4.63%     18.15%
                                                 --------       --------   --------    --------   --------   --------
   RATIOS TO AVERAGE NET ASSETS
Total expenses ...............................       0.08%(2)       0.08%      0.06%       0.07%      0.08%      0.08%
                                                 --------       --------   --------    --------   --------   --------
Total expenses after fees waived and fees paid
   indirectly ................................       0.07%(2)       0.07%      0.06%       0.07%      0.07%      0.08%
                                                 --------       --------   --------    --------   --------   --------
Net investment income ........................       1.13%(2)       1.60%      1.69%       1.55%      1.17%      1.11%
                                                 --------       --------   --------    --------   --------   --------

   SUPPLEMENTAL DATA
Net assets, end of period (000) ..............   $405,987       $344,720   $630,394    $561,373   $370,145   $365,661
                                                 --------       --------   --------    --------   --------   --------
Portfolio turnover ...........................         16%            42%        26%         40%        37%        38%
                                                 --------       --------   --------    --------   --------   --------

(1)  Aggregate total investment return.

(2)  Annualized.

                        See notes to financial statements

MASTER SMALL CAP INDEX SERIES
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES:

          Master Small Cap Index Series (the "Series"), a non-diversified management investment company, is part of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is organized as a Delaware limited liability company. The Master LLC's Limited Liability Company Agreement permits the Master LLC's Board of Directors (to issue non-transferable interests in the Master LLC, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

          The following is a summary of significant accounting policies followed by the Series:

Valuation of Investments:

          Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available the prior day's price will be used, unless it is determined that such prior day's price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. The Series values its investments in Cash Sweep Series and Money Market Series, each a series of BlackRock Liquidity Series, LLC at fair value, which is ordinarily based upon its pro rata ownership in the net assets of the underlying fund.

          In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Segregation and Collateralization:

          In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission ("SEC") require that the Series segregate assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Series may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts). As part of these agreements, when the value of these investments achieves a previously agreed upon value (minimum transfer amount), the Series may be required to deliver and/or receive additional collateral.

Investment Transactions and Investment Income:

          Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

MASTER SMALL CAP INDEX SERIES
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

Securities lending:

          The Series may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. The Series may invest the cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Series may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities.

Income Taxes:

          The Series is classified as a "pass-through entity" for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate shares of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Master LLC's assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code. Under the applicable foreign tax laws, a withholding tax may be imposed on interest dividends, and capital gains at various rates.

          The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' U.S. federal tax returns remains open for four years ended December 31, 2008. The statutes of limitations on the Series' state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement:

          In June 2009, Statement of Financial Accounting Standards No. 166, "Accounting for Transfers of Financial Assets -- an amendment of FASB Statement No. 140" ("FAS 166"), was issued. FAS 166 is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor's continuing involvement, if any, in transferred financial assets. FAS 166 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of FAS 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of FAS 166 should be applied to transfers that occurred both before and after the effective date of FAS 166. The impact of FAS 166 on the Series' financial statement disclosures, if any, is currently being assessed.

Other:

          Expenses directly related to the Series are charged to that Series. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

MASTER SMALL CAP INDEX SERIES
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

2. DERIVATIVE FINANCIAL INSTRUMENTS:

          The Series may engage in various portfolio investment strategies both to increase the return of the Series and to economically hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract. The Series may mitigate these losses through master netting agreements included within an International Swap and Derivatives Association, Inc. ("ISDA") Master Agreement between the Series and its counterparty. The ISDA allows the Series to offset with its counterparty the Series derivative financial instruments' payables and/or receivables with collateral held. See Note 1 "Segregation and Collateralization" for information with respect to collateral practices.

          The Series is subject to equity risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

Financial Futures Contracts:

          The Series may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets. Financial futures transactions involve minimal counterparty risk since financial futures contracts are guaranteed against default by the exchange on which they trade.

              VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2009*

                                      LIABILITY DERIVATIVES
                                   -------------------------
                                      Balance
                                       Sheet
                                      Location       Value
                                   -------------   ---------
Equity Contracts** .............        Net
                                     unrealized
                                   Appreciation/
                                    depreciation   $53,505

* For open derivative instruments as of June 30, 2009, see the Schedule of Investments, which is also indicative of activity for the period ended June 30, 2009.

** Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments

       THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2009
             NET REALIZED GAIN FROM DERIVATIVES RECOGNIZED IN INCOME

                                 Financial
                                  Futures
                                 Contracts
                                ----------
Equity contracts.............   $1,608,381

    NET CHANGE IN UNREALIZED DEPRECIATION ON DERIVATIVES RECOGNIZED IN INCOME

                                 Financial
                                  Futures
                                 Contracts
                                -----------
Equity Contracts.............   @(2,428,447)

MASTER SMALL CAP INDEX SERIES
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES:

          The PNC Financial Services Group, Inc. ("PNC") and Bank of America Corporation ("BAC") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC is not.

          The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Manager"), the Series' investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

          The Manager is responsible for the management of the Series' investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the average daily net assets of the Series. However, the Manager has entered into a contract with the Master LLC, on behalf of the Series that provides that the advisory fee for the Series, when combined with the administration fees of a certain feeder fund, will not exceed a specified amount. No fees are currently being waived for the Series. This arrangement has a one-year term and is renewable.

          The Manager has entered into a contractual arrangement with the Master LLC with respect to the Series under which the Manager will waive its fees or reimburse expenses so that the total operating expenses incurred by the Series will not exceed 0.08% of the Series' average daily net assets. This arrangement has a one-year term and is renewable. For the six months ended June 30, 2009, the Manager waived $8,779, which is included in fees waived by advisor in the Statement of Operations.

          The Manager has agreed to waive its advisory fee by the amount of investment advisory fees the Series pays to the Manager indirectly through is investment in affiliated money market funds. For the six months ended June 30, 2009, the Manager waived $2,503, which is included in fees waived by advisor in the Statement of Operations. The Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Manager.

          For the six months ended June 30, 2009, the Series reimbursed the Manager $3,105 for certain accounting services, which is included in accounting services in the Statement of Operations.

          The Master LLC, on behalf of the Series, has received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent fee based on a share of the revenue derived from the securities lending activities. The Master LLC has retained BIM as the securities lending agent for a fee based on a share of the income from investment of cash collateral. BIM may, on behalf of the Master LLC and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The share of income earned by the Series on such investments is shown as securities lending -- affiliated in the Statement of Operations. For the six months ended June 30, 2009, BIM received $61,598 in securities lending agent fees.

          Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, or its affiliates. The Series reimburses the Manager for its allocated share of compensation paid to the Master LLC's Chief Compliance Officer.

4. INVESTMENTS:

          Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2009 were $125,679,260 and $53,523,249, respectively.

MASTER SMALL CAP INDEX SERIES
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

5. SHORT-TERM BORROWINGS:

          The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2009. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Series paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets. The Series pays a commitment fee of 0.08% per annum based on the Series' pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Series did not borrow under the credit agreement during the six months ended June 30, 2009.

6. CONCENTRATIONS, MARKET AND CREDIT RISK:

          In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Series may be exposed to counterparty risk, or the risk that an entity with which the Series have unsettled or open transactions may default. Financial assets, which potentially expose the Series to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Series' exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Series' Statement of Assets and Liabilities.

          The Series invests a significant portion of its assets in the financial services sector. Please see the Summary Schedule of Investments for these securities. Changes in economic conditions affecting the financial services sector would have a greater impact on the Series, and could affect the value, income and/or liquidity of positions in such securities.

7. SUBSEQUENT EVENTS:

          Management has evaluated the impact of all subsequent events on the Series through August 21, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

MASTER SMALL CAP INDEX SERIES
DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT JUNE 30, 2009 (UNAUDITED)

          The Board of Directors (the "Board," and the members of which are referred to as "Board Members") of Quantitative Master Series LLC (the "Master LLC") met on April 16,2009 and May 21 - 22, 2009 to consider the approval of the Master LLC's investment advisory agreement (the "Advisory Agreement") with BlackRock Advisors, LLC (the "Manager"), the Master LLC's investment advisor, on behalf of Master Small Cap Index Series (the "Portfolio"), a series of the Master LLC. The Board also considered the approval of the sub-advisory agreement (the "Sub-Advisory Agreement") between the Manager and BlackRock Investment Management, LLC (the "Sub-Advisor") with respect to the Portfolio. The Manager and the Sub-Advisor are referred to herein as "BlackRock." The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the "Agreements."

ACTIVITIES AND COMPOSITION OF THE BOARD

          The Board of the Master LLC consists of thirteen individuals, eleven of whom are not "interested persons" of the Master LLC as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Board Members"). The Board Members are responsible for the oversight of the operations of the Master LLC and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Performance Oversight and Contract Committee and the Executive Committee, which each have one interested Board Member) and is chaired by Independent Board Members.

THE AGREEMENTS

          Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements.

          Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance of an affiliated feeder fund that invests all of its investable assets in the Portfolio (the "representative feeder fund") for one-, three-and five-year periods against its applicable benchmark, as well as senior management and portfolio managers' analysis of the reasons for any underperformance; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio for services, such as marketing and distribution and fund accounting; (c) Portfolio operating expenses; (d) the resources devoted to and compliance reports relating to the Portfolio's investment objective, policies and restrictions; (e) the Master LLC's compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock's and other service providers' internal controls; (h) BlackRock's implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality; (j) BlackRock's implementation of the Master LLC's valuation and liquidity procedures; and (k) periodic updates on BlackRock's business.

BOARD CONSIDERATIONS IN APPROVING THE AGREEMENTS

          The Approval Process: Prior to the April 16, 2009 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included: (a) information independently compiled and prepared by Lipper, Inc. ("Lipper") on representative feeder fund fees and expenses, and the investment performance of the representative feeder fund as compared with a peer group of funds as determined by Lipper (collectively, "Peers"); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock

MASTER SMALL CAP INDEX SERIES
DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT JUNE 30, 2009 (UNAUDITED)

and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds, under similar investment mandates, as well as the performance of such other clients; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Portfolio to BlackRock; and (f) an internal comparison of management fees classified by Lipper, if applicable.

          At an in-person meeting held on April 16, 2009, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 16, 2009 meeting, the Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 21 - 22, 2009 Board meeting.

          At an in-person meeting held on May 21 - 22, 2009, the Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Portfolio, each for a one-year term ending June 30, 2010. The Board considered all factors it believed relevant with respect to the Portfolio, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Portfolio; (d) economies of scale; and (e) other factors.

          The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Portfolio shares, services related to the valuation and pricing of portfolio holdings of the Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board's review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

          A. Nature, Extent and Quality of the Services: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board received information regarding the investment performance of the representative feeder fund. The Board met with BlackRock's senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio's portfolio management team discussing performance of the representative feeder fund and the Portfolio's investment objective, strategies and outlook.

          The Board considered, among other factors, the number, education and experience of BlackRock's investment personnel generally and the Portfolio's portfolio management team, investments by portfolio managers in the funds they manage, BlackRock's portfolio trading capabilities, BlackRock's use of technology, BlackRock's commitment to compliance and BlackRock's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock's compensation structure with respect to the Portfolio's portfolio management team and BlackRock's ability to attract and retain high-quality talent.

          In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolio. BlackRock and its affiliates provide the Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Portfolio with other services, including: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing;
(iii) overseeing and coordinating the activities of other service providers;
(iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary

MASTER SMALL CAP INDEX SERIES
DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT JUNE 30, 2009 (UNAUDITED)

for the operation of the Portfolio, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock's fund administration, accounting, legal and compliance departments and considered BlackRock's policies and procedures for assuring compliance with applicable laws and regulations.

          B. The Investment Performance of the Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. In preparation for the April 16, 2009 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the representative feeder fund's performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper's rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the representative feeder fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the representative feeder fund's applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of the representative feeder fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

          The Board noted that, in general, the representative feeder fund performed better than its Peers in that the representative feeder fund's performance was at or above the median of its Lipper Performance Universe in two of the one-, three- and five-year periods reported.

          C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Portfolio: The Board, including the Independent Board Members, reviewed the information provided by Lipper regarding the Portfolio's contractual advisory fee rates and the representative feeder fund's total expenses. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

          The Board received and reviewed statements relating to BlackRock's financial condition and profitability with respect to the services it provided the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock's profitability with respect to the Portfolio and each fund the Board currently oversees for the year ended December 31, 2008 compared to aggregate profitability data provided for the year ended December 31, 2007. The Board reviewed BlackRock's profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock's assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

          The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information is available, the Board considered BlackRock's operating margin in general compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. The comparison indicated that operating margins for BlackRock with respect to its registered funds are consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock's operating margin with that of other publicly-traded asset management firms, which concluded that larger asset bases do not, in themselves, translate to higher profit margins.

          In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock's and its affiliates' profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock's methodology in allocating its costs to the management of the Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its

MASTER SMALL CAP INDEX SERIES
DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT JUNE 30, 2009 (UNAUDITED)

obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

          The Board noted that the contractual advisory fees, which do not take into account any expense reimbursement or fee waivers, were lower than or equal to the median contractual advisory fees paid by comparable funds. The Board noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit the Portfolio's total net expenses. The Board further noted that BlackRock has contractually agreed to waive or reimburse advisory fees for the Portfolio. No fees were required to be waived pursuant to this agreement.

          D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase and whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Portfolio. The Board also considered BlackRock's overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

          E. Other Factors: The Board also took into account other ancillary or "fallout" benefits that BlackRock or its affiliates and significant shareholders may derive from its relationship with the Portfolio, both tangible and intangible, such as BlackRock's ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock's profile in the investment advisory community, and the engagement of BlackRock's affiliates as service providers to the Portfolio, including for administrative and distribution services. The Board also noted that BlackRock may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

          In connection with its consideration of the Agreements, the Board also received information regarding BlackRock's brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

CONCLUSION

          The Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2010 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Portfolio for a one-year term ending June 30, 2010. Based upon their evaluation of all these factors in their totality, the Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Portfolio and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members' conclusions may be based in part on their consideration of these arrangements in prior years.

MASTER INTERNATIONAL INDEX SERIES
SUMMARY SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

          This summary schedule of investments is presented to help investors focus on the Series' principal holdings. It includes the Series' 50 largest holdings, each investment of any issuer that exceeds 1% of the Series' net assets and affiliated issues. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. A complete schedule of investments is available without charge, upon request, by calling (800) 441-7762 or on the Securities and Exchange Commission's website at http://www.sec.gov.

COUNTRY          COMMON STOCKS                             SHARES        VALUE      PERCENT
--------------   -------------------------------------   ---------   ------------   -------
AUSTRALIA        BHP Billiton Ltd.                         291,694   $  7,991,219     1.1%
                 Commonwealth Bank of Australia Ltd.       127,873      4,008,295     0.6
                 National Australia Bank Ltd.              166,752      3,004,240     0.4
                 Westpac Banking Corp.                     252,957      4,115,532     0.6
                 Other Securities                                      33,145,943     4.5
                                                                     ------------    ----
                                                                       52,265,229     7.2
                                                                     ------------    ----
AUSTRIA          Other Securities                                       2,323,739     0.3
BELGIUM          Other Securities                                       6,826,588     0.9
BERMUDA          Other Securities                                         533,697     0.1
CAYMAN ISLANDS   Other Securities                                         140,825     0.0
DENMARK          Other Securities                                       6,814,183     0.9
FINLAND          Nokia Oyo                                 325,001      4,760,345     0.7
                 Other Securities                                       4,447,680     0.6
                                                                     ------------    ----
                                                                        9,208,025     1.3
                                                                     ------------    ----
FRANCE           BNP Paribas SA                             71,588      4,668,443     0.6
                 France Telecom SA                         156,670      3,564,819     0.5
                 GDF Suez                                  103,010      3,855,905     0.5
                 Sarnoff-Aventis                            90,246      5,332,626     0.7
                 Total SA                                  182,981      9,917,706     1.4
                 Other Securities                                      44,259,751     6.1
                                                                     ------------    ----
                                                                       71,599,250     9.8
                                                                     ------------    ----
GERMANY          Allianz AG Registered Shares               38,833      3,582,060     0.5
                 BASF SE                                    79,140      3,153,080     0.4
                 Bayer AG                                   65,514      3,520,739     0.5
                 Deutsche Bank AG Registered Shares         47,867      2,909,881     0.4
                 Deutsche Telekom AG                       242,627      2,868,474     0.4
                 E.ON AG                                   163,131      5,790,821     0.8
                 SAP AG                                     73,503      2,963,526     0.4
                 Siemens AG                                 70,526      4,877,058     0.7
                 Other Securities                                      24,739,218     3.4
                                                                     ------------    ----
                                                                       54,404,857     7.5
                                                                     ------------    ----
GREECE           Other Securities                                       4,220,394     0.6
HONG KONG        Other Securities                                      17,224,276     2.4
IRELAND          Other Securities                                       2,039,099     0.3
ITALY            Enid Spa                                  221,901      5,262,859     0.7
                 Unaccredited Spa                        1,234,659      3,122,825     0.4
                 Other Securities                                      16,536,464     2.3
                                                                     ------------    ----
                                                                       24,922,148     3.4
                                                                     ------------    ----
JAPAN            Canon, Inc.                                92,500      3,021,420     0.4
                 Honda Motor Co., Ltd.                     143,300      3,942,305     0.6
                 Mitsubishi UFJ Financial Group, Inc.      803,274      4,960,053     0.7
                 Sumitomo Mitsui Financial Group, Inc.      78,310      3,168,838     0.4
                 Toyota Motor Corp.                        239,300      9,049,697     1.2
                 Other Securities                                     148,863,968    20.4
                                                                     ------------    ----
                                                                      173,006,281    23.7
                                                                     ------------    ----
KAZAKHSTAN       Other Securities                                         262,643     0.0
LUXEMBOURG       Other Securities                                       3,488,123     0.5

                        See notes to financial statements

MASTER INTERNATIONAL INDEX SERIES
SUMMARY SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

COUNTRY          COMMON STOCKS                             SHARES       VALUE       PERCENT
--------------   -------------------------------------   ---------   ------------   -------
NETHERLANDS      Unilever NV                               139,902   $  3,383,693     0.5%
                 Other Securities                                      13,289,331     1.8
                                                                     ------------    ----
                                                                       16,673,024     2.3
                                                                     ------------    ----
NEW ZEALAND      Other Securities                                         696,028     0.1
NORWAY           Other Securities                                       4,569,962     0.6
PORTUGAL         Other Securities                                       2,284,901     0.3
SINGAPORE        Other Securities                                       9,820,549     1.3
SPAIN            Bunco Bilbao Viscera Argent aria SA       304,686      3,836,467     0.5
                 Bunco Santander SA                        698,017      8,437,768     1.2
                 Telephonic SA                             363,182      8,247,745     1.1
                 Other Securities                                      11,786,716     1.6
                                                                     ------------    ----
                                                                       32,308,696     4.4
                                                                     ------------    ----
SWEDEN           Other Securities                                      17,130,706     2.3
SWITZERLAND      ABB Ltd.                                  196,263      3,099,126     0.4
                 Credit Suisse Group AG                    100,261      4,593,557     0.6
                 Nestle SA Registered Shares               323,069     12,198,584     1.7
                 Novartis AG Registered Shares             188,616      7,678,037     1.0
                 Roche Holding AG                           62,431      8,506,362     1.2
                 UBS AG                                    286,878      3,522,407     0.5
                 Other Securities                                      15,475,478     2.1
                                                                     ------------    ----
                                                                       55,073,551     7.5
                                                                     ------------    ----
UNITED KINGDOM   Anglo American Plc (a)                    113,879      3,329,716     0.5
                 AstraZeneca Plc                           125,205      5,520,593     0.8
                 BG Group Plc                              290,448      4,891,049     0.7
                 BHP Billiton Plc                          190,913      4,302,913     0.6
                 BP Plc                                  1,620,524     12,805,066     1.8
                 Barclays Plc                              817,657      3,799,689     0.5
                 British American Tobacco Plc              172,688      4,766,905     0.6
                 Diageo Plc                                216,226      3,105,677     0.4
                 GlaxoSmithKline Plc                       448,632      7,924,320     1.1
                 HSBC Holdings Plc                       1,487,969     12,396,518     1.7
                 Royal Dutch Shell Plc                     305,285      7,657,855     1.0
                 Royal Dutch Shell Plc Class B             233,157      5,869,819     0.8
                 Standard Chartered Plc                    164,102      3,085,610     0.4
                 Tesco Plc                                 680,320      3,972,964     0.5
                 Vodafone Group Plc                      4,538,978      8,828,032     1.2
                 Other Securities                                      56,738,072     7.8
                                                                     ------------    ----
                                                                      148,994,798    20.4
                                                                     ------------    ----
                 TOTAL COMMON STOCKS                                  716,831,572    98.1

                 INVESTMENT COMPANIES
UNITED STATES    Other Securities                                       1,642,059     0.2
                 TOTAL INVESTMENT COMPANIES                             1,642,059     0.2
                 PREFERRED STOCKS
GERMANY          Other Securities                                       1,335,068     0.2
                 TOTAL PREFERRED STOCKS                                 1,335,068     0.2

                        See notes to financial statements

MASTER INTERNATIONAL INDEX SERIES
SUMMARY SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

COUNTRY          WARRANTS (b)                                         SHARES        VALUE      PERCENT
--------------   ------------------------------------------------   ---------   ------------   -------
ITALY            Other Securities                                                         --      0.0%
SINGAPORE        Other Securities                                                         --      0.0
                 TOTAL WARRANTS                                                           --      0.0

                 RIGHTS
BELGIUM          Other Securities                                                         --      0.0
JAPAN            Other Securities                                                         --      0.0
NORWAY           Other Securities                                               $     27,263      0.0
SINGAPORE        Other Securities                                                     16,326      0.0
SPAIN            Other Securities                                                      9,280      0.0
UNITED KINGDOM   Other Securities                                                    467,192      0.1
                 TOTAL RIGHTS                                                        520,061      0.1
                 TOTAL LONG-TERM INVESTMENTS (COST -- $850,722,029)              720,328,760     98.6

                 SHORT-TERM SECURITIES
                 Blackrock Liquidity Funds, TempCash, 0.49%(c)(d)   2,133,954      2,133,954      0.3
                 TOTAL SHORT-TERM SECURITIES (COST -- $2,133,954)                  2,133,954      0.3
                 TOTAL INVESTMENTS (COST -- $852,855,983*)                       722,462,714     98.9
                 OTHER ASSETS LESS LIABILITIES                                     8,073,429      1.1
                                                                                ------------    -----
                 NET ASSETS                                                     $730,536,143    100.0%
                                                                                ============    =====

* The cost and unrealized appreciation (depreciation) of investments, as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate Cost.................................................   $ 871,955,481
                                                                  -------------
Gross unrealized appreciation..................................   $  47,116,946
Gross unrealized depreciation..................................    (196,609,713)
                                                                  -------------
Net unrealized depreciation....................................   $(149,492,767)
                                                                  -------------

(a)  Non-income producing security.

(b) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(c)  Represents the current yield as of the report date.

(d) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2 (a)(3) of the Investment Company Act of 1940, were as follows:

AFFILIATED                                          NET ACTIVITY (000)   INTEREST INCOME
----------                                          ------------------   ---------------
BlackRock Liquidity Funds, TempCash                      2,133,954           $6,108
BlackRock Liquidity Series, LLC Cash Sweep Series     $(11,259,665)          $4,364

-    Financial futures contracts purchased as of June 30, 2009, were as follows:

                                                                                  UNREALIZED
NUMBER OF                                                                        APPRECIATION
CONTRACTS            ISSUE            EXCHANGE   EXPIRATION DATE   FACE VALUE   (DEPRECIATION)
---------   ----------------------   ---------   ---------------   ----------   --------------
    23      OMX Stock Index Future   Stockholm      July 2009      $  232,893      $  4,124
    70      DJ Euro Stoxx 50         Eurex       September 2009     2,365,159       (10,320)
    27      FTSE 100 Index Future    LIFFE       September 2009     1,906,163       (32,514)
     7      SPI 200 Index Future     Sydney      September 2009       554,914        (4,813)
    17      TOPIX Index Future       Tokyo       September 2009     1,650,177       (18,735)
                                                                                   --------
   TOTAL                                                                           $(62,258)
                                                                                   ========

                     See notes to financial statements

MASTER INTERNATIONAL INDEX SERIES
SUMMARY SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

     - Forward foreign currency contracts as of June 30, 2009 were as follows:

                                                                              UNREALIZED
                                                               SETTLEMENT    APPRECIATION
 CURRENCY PURCHASED     CURRENCY SOLD         COUNTERPARTY        DATE      (DEPRECIATION)
-------------------   -----------------   ------------------   ----------   --------------
AUD         456,000   USD       368,676         UBS AG           7/1/09          (1,230)
SGD          10,000   USD         6,885         UBS AG           7/1/09              19
USD         598,174   AUD       741,000         UBS AG           7/1/09           1,075
USD       1,403,579   EUR     1,000,000         UBS AG           7/1/09             720
USD         801,795   GBP       487,000         UBS AG           7/1/09             584
USD       2,074,443   JPY   200,000,000         UBS AG           7/1/09          (1,645)
USD         204,873   SEK     1,581,000         UBS AG           7/1/09             (62)
USD         193,544   HKD     1,500,000         UBS AG           7/2/09              (3)
                                            Brown Brothers
AUD          91,000   USD        69,433     Harriman & Co.       8/13/09          3,646
                                            Brown Brothers
CHF         170,000   USD       152,536     Harriman & Co.       8/13/09          4,009
                                            Brown Brothers
EUR         128,000   USD       173,194     Harriman & Co.       8/13/09          6,370
                                            Brown Brothers
GBP         232,000   USD       355,423     Harriman & Co.       8/13/09         26,248
                                            Brown Brothers
HKD         691,000   USD        89,214     Harriman & Co.       8/13/09            (19)
                                            Brown Brothers
JPY      55,539,000   USD       577,611     Harriman & Co.       8/13/09           (794)
                                            Brown Brothers
SEK         449,000   USD        57,710     Harriman & Co.       8/13/09            484
                                            Brown Brothers
USD         284,585   EUR       209,000     Harriman & Co.       8/13/09         (8,609)
                                            Brown Brothers
USD          89,156   HKD       691,000     Harriman & Co.       8/13/09            (40)
                                            Brown Brothers
USD         181,876   JPY    17,883,000     Harriman & Co.       8/13/09         (3,853)
                                            Brown Brothers
USD          36,379   NOK       234,000     Harriman & Co.       8/13/09             30
DKK         233,000   USD        42,393   HSBC Bank, USA, NA     8/13/09          1,467
NOK         234,000   USD        36,617   HSBC Bank, USA, NA     8/13/09           (269)
AUD       1,461,000   USD     1,113,543         UBS AG           8/13/09         59,731
DKK         330,000   USD        59,821         UBS AG           8/13/09          2,298
EUR       2,824,000   USD     3,940,669         UBS AG           8/13/09         20,960
GBP       2,041,600   USD     3,114,166         UBS AG           8/13/09        244,535
JPY     263,123,000   USD     2,679,986         UBS AG           8/13/09         52,758
NOK       1,500,000   USD       237,363         UBS AG           8/13/09         (4,361)
NZD         146,000   USD        87,541         UBS AG           8/13/09          6,407
USD       1,196,646   AUD     1,552,000         UBS AG           8/13/09        (49,706)
USD         154,445   CHF       170,000         UBS AG           8/13/09         (2,100)
USD         103,299   DKK       563,000         UBS AG           8/13/09         (2,681)
USD       1,874,399   EUR     1,341,000         UBS AG           8/13/09         (6,813)
USD       3,321,349   GBP     2,078,000         UBS AG           8/13/09        (97,235)
USD       1,849,699   JPY   178,125,000         UBS AG           8/13/09           (272)
USD         237,556   NOK     1,500,000         UBS AG           8/13/09          4,554
USD          93,193   NZD       146,000         UBS AG           8/13/09           (755)
                                                                               --------
TOTAL                                                                          $207,107
                                                                               --------

     -    Currency Abbreviations:

AUD   Australian Dollar
CHF   Swiss Franc
DKK   Danish Krone
EUR   Euro
GBP   British Pound
HKD   Hong Kong Dollar
JPY   Japanese Yen
NOK   Norwegian Krone
NZD   New Zealand Dollar
SEK   Swedish Krona
SGD   Singapore Dollar
USD   US Dollar

- Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements, "clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

     - Level 1 -- price quotations in active markets/exchanges for identical securities

     - Level 2 -- other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active,

                        See notes to financial statements

MASTER INTERNATIONAL INDEX SERIES
SUMMARY SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

          quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

     - Level 3 -- unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series' own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Series' investments:

                                                               INVESTMENTS IN
                                                                 SECURITIES
VALUATION INPUTS                                               --------------
----------------                                                   Assets
Level 1
Long-Term Investments
   Common Stocks:
      Belgium...............................................   $         102
      France................................................         345,689
      Italy.................................................         118,702
      Japan.................................................         201,099
      Norway................................................         138,277
      Switzerland...........................................       2,683,691
   Investment Companies:
      United States.........................................       1,642,059
   Rights:
      Norway................................................          27,263
      Singapore.............................................           4,005
      Spain.................................................           9,280
      United Kingdom........................................         467,192
Short-Term Securities.......................................       2,133,954
                                                               -------------
Total Level 1 ..............................................   $   8,793,397
                                                               -------------
Level 2
Long-Term Investments
      Common Stocks:
      Australia.............................................    $ 52,265,229
      Austria...............................................       2,323,739
      Belgium...............................................       6,826,486
      Bermuda...............................................         533,697
      Cayman Islands........................................         140,825
      Denmark...............................................       6,814,183
      Finland...............................................       9,208,025
      France................................................      71,253,561
      Germany...............................................      54,404,857
      Greece................................................    $  4,220,394
      Hong Kong.............................................      17,224,276
      Ireland...............................................       2,039,099
      Italy.................................................      24,803,446
      Japan.................................................     172,805,182
      Kazakhstan............................................         262,643
      Luxembourg............................................       3,488,123
      Netherlands...........................................      16,673,024
      New Zealand...........................................         696,028
      Norway................................................       4,431,685
      Portugal..............................................       2,284,901
      Singapore.............................................       9,820,549
      Spain.................................................      32,308,696
      Sweden................................................      17,130,706
      Switzerland...........................................      54,051,467
      United Kingdom........................................     146,311,107
   Preferred Stocks:
      Germany...............................................       1,335,068
   Warrants:
      Italy.................................................              --
   Rights:
      Belgium...............................................              --
      Singapor..............................................          12,321
                                                                ------------
Total Level 2...............................................    $713,669,317
                                                                ------------
Level 3.....................................................              --
                                                                ------------
TOTAL.......................................................    $722,462,714
                                                                ============

                        See notes to financial statements

MASTER INTERNATIONAL INDEX SERIES
SUMMARY SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

              Other Financial
              Instruments(1)
          ----------------------
           Assets    Liabilities
          --------   -----------
Level 1   $  4,124    $ (66,382)
Level 2    435,895     (180,447)
Level 3         --           --
          --------    ---------
TOTAL     $440,019    $(246,829)

(1) Other financial instruments are financial futures contracts and foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

                                                    Common Stocks
                                                      Australia
                                                    -------------
Balance, as of December 31, 2008                      $  26,500
Accrued discounts/premiums                                   --
Realized gain (loss)                                         --
Change in unrealized appreciation/depreciation(2)       661,574
Net purchases (sales)                                        --
Net transfers out                                      (688,074)
                                                      ---------
BALANCE, AS OF JUNE 30, 2009                                 --
                                                      =========

(2) Included in the related net change in unrealized appreciation/depreciation on the Statement of Operations related to securities classified as Level 3 at period end.

                        See notes to financial statements

MASTER INTERNATIONAL INDEX SERIES
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2009 (UNAUDITED)

   ASSETS
Investments at value -- unaffiliated (cost --$850,722,029)......   $ 720,328,760
Investments at value -- affiliated (cost --$2,133,954)..........       2,133,954
Unrealized appreciation on foreign currency exchange contracts..         435,895
Cash............................................................          33,786
Foreign currency at value (cost --$8,370,791)...................       8,454,099
Collateral for financial futures contracts......................       2,246,000
Dividends receivable............................................       4,552,130
Investments sold receivable.....................................         277,834
Margin variation receivable.....................................         116,325
Interest receivable.............................................           1,421
Prepaid expenses................................................          24,472
Other assets....................................................             207
                                                                   -------------
Total assets....................................................     783,604,883
                                                                   -------------
   LIABILITIES
Unrealized depreciation on foreign currency exchange contracts..         180,447
Withdrawals payable to Investors................................       6,870,131
Investments purchased payable...................................         865,338
Investment advisory fees payable................................           6,023
Other affiliates payable........................................           3,018
Other accrued expenses payable..................................         143,783
                                                                   -------------
Total liabilities...............................................       8,068,740
                                                                   -------------
NET ASSETS......................................................   $ 730,536,143
                                                                   =============
  NET ASSETS CONSIST OF
Investors' capital..............................................   $ 860,520,785
Net unrealized appreciation/depreciation........................    (129,984,642)
                                                                   -------------
Net Assets......................................................   $ 730,536,143
                                                                   =============

                        See notes to financial statements

MASTER INTERNATIONAL INDEX SERIES
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

   INVESTMENT INCOME
Dividends........................................................   $ 16,345,858
Foreign tax withheld.............................................     (1,805,951)
Income - affiliated..............................................         10,472
                                                                    ------------
Total income.....................................................     14,550,379
                                                                    ------------
   EXPENSES
Custodian........................................................        109,768
Accounting services..............................................         84,790
Professional.....................................................         46,928
Investment advisory..............................................         32,197
Officer and Directors............................................         12,402
Printing.........................................................            930
Miscellaneous....................................................         61,556
                                                                    ------------
Total expenses...................................................        346,571
   Less fees waived by advisor...................................        (14,790)
                                                                    ------------
Total expenses after fees waived.................................        333,781
                                                                    ------------
Net investment income............................................     14,216,598
                                                                    ------------
   REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
   Investments...................................................    (25,644,845)
   Financial futures contracts...................................      2,604,173
   Foreign currency..............................................        788,030
                                                                    ------------
                                                                     (22,252,642)
                                                                    ------------
Net change in unrealized appreciation/depreciation on:
   Investments...................................................     50,092,180
   Financial futures contracts...................................       (466,655)
   Foreign currency..............................................        (15,771)
                                                                    ------------
                                                                      49,609,754
                                                                    ------------
Total realized and unrealized gain...............................     27,357,112
                                                                    ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............   $ 41,573,710
                                                                    ============

                        See notes to financial statements

MASTER INTERNATIONAL INDEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                  ENDED         YEAR ENDED
                                                                              JUNE 30, 2009    DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                             (UNAUDITED)         2008
----------------------------------                                            -------------   --------------
   OPERATIONS
Net investment income .....................................................   $  14,216,598   $   33,039,462
Net realized loss .........................................................     (22,252,642)     (52,309,895)
Net change in unrealized appreciation/depreciation ........................      49,609,754     (468,096,168)
                                                                              -------------   --------------
Net increase (decrease) in net assets resulting from operations ...........      41,573,710     (487,366,601)
                                                                              -------------   --------------
   CAPITAL TRANSACTIONS
Proceeds from contributions ...............................................     118,416,235      589,551,495
Fair value of withdrawals .................................................    (135,573,200)    (539,237,057)
                                                                              -------------   --------------
Net increase (decrease) in net assets derived from capital transactions ...     (17,156,965)      50,314,438
                                                                              -------------   --------------
   NET ASSETS
Total increase (decrease) in net assets ...................................      24,416,745     (437,052,163)
Beginning of period .......................................................     706,119,398    1,143,171,561
                                                                              -------------   --------------
End of period .............................................................   $ 730,536,143   $  706,119,398
                                                                              -------------   --------------

FINANCIAL HIGHLIGHTS

                                       SIX MONTHS
                                         ENDED
                                        JUNE 30,                    YEAR ENDED DECEMBER 31,
                                          2009      -------------------------------------------------------
                                      (UNAUDITED)     2008         2007        2006       2005       2004
                                      -----------   --------    ----------   --------   --------   --------
   TOTAL INVESTMENT RETURN
Total investment return ...........       6.10%(1)    (41.94)%       10.80%     26.61%     13.64%     20.32%
                                      --------      --------    ----------   --------   --------   --------
   RATIOS TO AVERAGE NET ASSETS
Total expenses ....................       0.11%(2)      0.11%         0.10%      0.11%      0.10%      0.10%
                                      --------      --------    ----------   --------   --------   --------
Total expenses after fees waived ..       0.10%(2)      0.10%         0.09%      0.10%      0.10%      0.09%
                                      --------      --------    ----------   --------   --------   --------
Net investment income .............       4.42%(2)      3.54%         2.86%      2.70%      2.53%      2.55%
                                      --------      --------    ----------   --------   --------   --------
   SUPPLEMENTAL DATA
Net assets, end of period (000) ...   $730,536      $706,119    $1,143,172   $829,986   $523,155   $322,067
                                      --------      --------    ----------   --------   --------   --------
Portfolio turnover ................          8%           30%           30%        23%        11%        14%
                                      --------      --------    ----------   --------   --------   --------

(1)  Aggregate total investment return.

(2)  Annualized.

                        See notes to financial statements

MASTER INTERNATIONAL INDEX SERIES
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

          Master International Index Series (the "Series"), is part of Quantitative Master Series LLC (the "Master LLC") and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Board of Directors (the "Board") to issue nontransferable interests in the Master LLC subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the
Series:

          Valuation of investments

          Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day's price will be used; unless it is determined that such prior day's price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. The Series values its investment in BlackRock Liquidity Series, LLC Cash Sweep Series at fair values, which is ordinarily based upon its pro-rata ownership in the net assets of the underlying fund.

          In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors (the "Board") as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

          Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

          Foreign currency transactions

          Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

          The Series reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

MASTER INTERNATIONAL INDEX SERIES
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

          Foreign currency transactions

          The Series may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

          Segregation and Collateralization

          In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission ("SEC") require that the Series segregates assets in connection with certain investments (e.g., financial futures contracts and foreign currency exchange contracts), the Series will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Series may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts).As part of these agreements, when the value of these investments achieves a previously agreed upon value (minimum transfer amount), the Series may be required to deliver and/or receive additional collateral.

          Investment transactions and investment income

          Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

          Income taxes

          The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

          Recent accounting pronouncement

          In June 2009, Statement of Financial Accounting Standards No. 166, "Accounting for Transfers of Financial Assets -- an amendment of FASB Statement No. 140" ("FAS 166"), was issued. FAS 166 is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor's continuing involvement, if any, in transferred financial assets. FAS 166 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of FAS 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of FAS 166 should be applied to transfers that occurred both before and after the effective date of FAS 166. The impact of FAS

MASTER INTERNATIONAL INDEX SERIES
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

166 on the Series' financial statement disclosures, if any, is currently being assessed.

          Other

          Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. DERIVATIVE FINANCIAL INSTRUMENTS:

          The Series may engage in various portfolio investment strategies both to increase the return of the Series and to economically hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract. The Series may mitigate these losses through master netting agreements included within an International Swap and Derivatives Association, Inc. ("ISDA") Master Agreement between the Series and its counterparty. The ISDA allows the Series to offset with its counterparty the Series' derivative financial instruments' payables and/or receivables with collateral held. See Note 1 "Segregation and Collateralization" for additional information with respect to collateral practices.

          The Series is subject to equity risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

          Financial Futures contracts

          The Series may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets. Financial futures transactions involve minimal counterparty risk since financial futures contracts are guaranteed against default by the exchange on which they trade.

          Forward Currency Exchange Contracts

          The Series may enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio positions (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Series, help to manage the overall exposure to the foreign currency backing some of the investments held by the Series. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that counterparties may not meet the terms of the agreement and market risk of unanticipated movements in the value of a foreign currency relative to the US dollar. In the event of default by the counterparty to the transaction, the Series' maximum amount of loss, as either the buyer or seller, is the unrealized loss of the contract.

MASTER INTERNATIONAL INDEX SERIES
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS UNDER FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 133, "ACCOUNTING
               FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES":

                                      Values of Derivative Instruments as of June 30, 2009*
                                      -----------------------------------------------------
                                          Asset Derivatives         Liability Derivatives
                                      -------------------------   -------------------------
                                       BALANCE SHEET               BALANCE SHEET
                                         LOCATION        VALUE       LOCATION        VALUE
                                      --------------   --------   --------------   --------
Equity contracts**                    Net unrealized              Net unrealized
                                       appreciation/               appreciation/
                                       depreciation    $  4,124    depreciation    $ 66,382
Foreign currency exchange contracts     Unrealized                  Unrealized
                                       appreciation                depreciation
                                        on foreign                  on foreign
                                         currency                    currency
                                         exchange                    exchange
                                        contracts       435,895      contracts      180,447
                                                       --------                    --------
TOTAL                                                  $440,019                    $246,829
                                                       ========                    ========

* For open derivative instruments as of June 30, 2009, see the Schedule of Investments, which is also indicative of activity for the six months ended June 30, 2009.

** Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

       THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2009

                                      NET REALIZED GAIN FROM DERIVATIVES
                                              RECOGNIZED IN INCOME
                                      -----------------------------------
                                                    FOREIGN
                                       FINANCIAL    CURRENCY
                                        FUTURES     EXCHANGE
                                       CONTRACTS   CONTRACTS      TOTAL
                                      ----------   ---------   ----------
Foreign currency exchange contracts           --    $428,072   $  428,072
Equity contracts                      $2,604,173          --    2,604,173
                                      ----------    --------   ----------
TOTAL                                 $2,604,173    $428,072   $3,032,245
                                      ==========    ========   ==========

                                            NET CHANGE IN UNREALIZED
                                          DEPRECIATION ON DERIVATIVES
                                              RECOGNIZED IN INCOME
                                      -----------------------------------
                                                    FOREIGN
                                       FINANCIAL    CURRENCY
                                        FUTURES     EXCHANGE
                                       CONTRACTS   CONTRACTS      TOTAL
                                      ----------   ---------   ----------
Foreign currency exchange contracts           --    $(41,068)  $ (41,068)
Equity contracts                       $(466,655)         --   $(466,655)
                                       ---------    --------   ---------
TOTAL                                  $(466,655)   $(41,068)  $(507,723)
                                       =========    ========   =========

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES:

          The PNC Financial Services Group, Inc. ("PNC") and Bank of America Corporation ("BAC") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC is not.

          The Master LLC, on behalf of the Series, has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Manager"), the Series' investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

          The Manager is responsible for the management of the Series' investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series' average daily net assets.

          The Manager has entered into a contractual arrangement with the Master LLC with respect to the Series under which the Manager will waive its fees or reimburse expenses so that the total operating expenses incurred by the Series will not exceed 0.12% of the Series' average daily net assets. This arrangement has a one-year term and is renewable. This amount is shown as fees waived by advisor in the Statement of Operations.

          The Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC

MASTER INTERNATIONAL INDEX SERIES
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

("BIM"), an affiliate of the Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Series to the Manager.

          For the six months ended June 30, 2009, the Series reimbursed the Manager $6,813 for certain accounting services, which is included in accounting services in the Statement of Operations.

          Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates. The Series reimburses the Manager for compensation paid to the Master LLC's Chief Compliance Officer.

4. INVESTMENTS:

          Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2009 were $62,863,141 and $52,079,100, respectively.

5. SHORT-TERM BORROWINGS:

          The Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires on November 2009. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to a maximum amount allowable under the Series' current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Series paid its pro rata share of a 0.02% up front fee on the aggregate commitment amount based on its net assets. The Series pays a commitment fee of 0.08% per annum based on the Series' pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, the higher of the
(a) Federal Funds effective rate and (b) reserve adjusted 1 month LIBOR, plus, in each case, the higher of (i) 1.5% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Series did not borrow under the credit agreement during the six months ended June 30, 2009.

6. GEOGRAPHIC, MARKET AND CREDIT RISK:

          In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Series may be exposed to counterparty risk, or the risk that an entity with which the Series has unsettled or open transactions may default. Financial assets, which potentially expose the Series to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Series' exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Series' Statement of Assets and Liabilities.

          The Series invests from time to time a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Series concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Please see the Schedule of Investments for concentrations in specific countries.

          As of June 30, 2009, the Series had the following industry classifications

MASTER INTERNATIONAL INDEX SERIES
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

                                   PERCENT OF
                                    LONG-TERM
INDUSTRY                           INVESTMENT
--------                           ----------
Commercial Banks................       13%
Oil, Gas and Consumable Fuels...        8
Pharmaceuticals.................        7
Metals and Mining...............        5
Other*..........................       67

*    All other industries held were each less than 5% of long-term investments.

7. SUBSEQUENT EVENTS:

          Management has evaluated the impact of all subsequent events on the Series through August 21, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

MASTER INTERNATIONAL INDEX SERIES
DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT JUNE 30, 2009 (UNAUDITED)

          The Board of Directors (the "Board," and the members of which are referred to as "Board Members") of Quantitative Master Series LLC (the "Master LLC") met on April 16,2009 and May 21 - 22, 2009 to consider the approval of the Master LLC's investment advisory agreement (the "Advisory Agreement") with BlackRock Advisors, LLC (the "Manager"), the Master LLC's investment advisor, on behalf of Master Small Cap Index Series (the "Portfolio"), a series of the Master LLC. The Board also considered the approval of the sub-advisory agreement (the "Sub-Advisory Agreement") between the Manager and BlackRock Investment Management, LLC (the "Sub-Advisor") with respect to the Portfolio. The Manager and the Sub-Advisor are referred to herein as "BlackRock." The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the "Agreements."

ACTIVITIES AND COMPOSITION OF THE BOARD

          The Board of the Master LLC consists of thirteen individuals, eleven of whom are not "interested persons" of the Master LLC as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Board Members"). The Board Members are responsible for the oversight of the operations of the Master LLC and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Performance Oversight and Contract Committee and the Executive Committee, which each have one interested Board Member) and is chaired by Independent Board Members.

THE AGREEMENTS

          Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements.

          Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance of an affiliated feeder fund that invests all of its investable assets in the Portfolio (the "representative feeder fund") for one-, three-and five-year periods against its applicable benchmark, as well as senior management and portfolio managers' analysis of the reasons for any underperformance; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio for services, such as marketing and distribution and fund accounting; (c) Portfolio operating expenses; (d) the resources devoted to and compliance reports relating to the Portfolio's investment objective, policies and restrictions; (e) the Master LLC's compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock's and other service providers' internal controls; (h) BlackRock's implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality; (j) BlackRock's implementation of the Master LLC's valuation and liquidity procedures; and (k) periodic updates on BlackRock's business.

BOARD CONSIDERATIONS IN APPROVING THE AGREEMENTS

          The Approval Process: Prior to the April 16, 2009 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included: (a) information independently compiled and prepared by Lipper, Inc. ("Lipper") on representative feeder fund fees and expenses, and the investment performance of the

MASTER INTERNATIONAL INDEX SERIES
DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT JUNE 30, 2009 (UNAUDITED)

representative feeder fund as compared with a peer group of funds as determined by Lipper (collectively, "Peers"); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds, under similar investment mandates, as well as the performance of such other clients; (d) the impact of economies of scale;
(e) a summary of aggregate amounts paid by the Portfolio to BlackRock; and (f) an internal comparison of management fees classified by Lipper, if applicable.

          At an in-person meeting held on April 16, 2009, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 16, 2009 meeting, the Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 21 - 22, 2009 Board meeting.

          At an in-person meeting held on May 21 - 22, 2009, the Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Portfolio, each for a one-year term ending June 30, 2010. The Board considered all factors it believed relevant with respect to the Portfolio, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Portfolio; (d) economies of scale; and (e) other factors.

          The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Portfolio shares, services related to the valuation and pricing of portfolio holdings of the Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board's review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

          A. Nature, Extent and Quality of the Services: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board received information regarding the investment performance of the representative feeder fund. The Board met with BlackRock's senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio's portfolio management team discussing performance of the representative feeder fund and the Portfolio's investment objective, strategies and outlook.

          The Board considered, among other factors, the number, education and experience of BlackRock's investment personnel generally and the Portfolio's portfolio management team, investments by portfolio managers in the funds they manage, BlackRock's portfolio trading capabilities, BlackRock's use of technology, BlackRock's commitment to compliance and BlackRock's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock's compensation structure with respect to the Portfolio's portfolio management team and BlackRock's ability to attract and retain high-quality talent.

          In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolio. BlackRock and its affiliates provide the Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Portfolio with other services, including: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and

MASTER INTERNATIONAL INDEX SERIES
DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT JUNE 30, 2009 (UNAUDITED)

periodic shareholder reports; (ii) assisting with daily accounting and pricing;
(iii) overseeing and coordinating the activities of other service providers;
(iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock's fund administration, accounting, legal and compliance departments and considered BlackRock's policies and procedures for assuring compliance with applicable laws and regulations.

          B. The Investment Performance of the Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. In preparation for the April 16, 2009 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the representative feeder fund's performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper's rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the representative feeder fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the representative feeder fund's applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of the representative feeder fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

          The Board noted that, in general, the representative feeder fund performed better than its Peers in that the representative feeder fund's performance was at or above the median of its Lipper Performance Universe in two of the one-, three- and five-year periods reported.

          C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Portfolio: The Board, including the Independent Board Members, reviewed the information provided by Lipper regarding the Portfolio's contractual advisory fee rates and the representative feeder fund's total expenses. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

          The Board received and reviewed statements relating to BlackRock's financial condition and profitability with respect to the services it provided the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock's profitability with respect to the Portfolio and each fund the Board currently oversees for the year ended December 31, 2008 compared to aggregate profitability data provided for the year ended December 31, 2007. The Board reviewed BlackRock's profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock's assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

          The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information is available, the Board considered BlackRock's operating margin in general compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. The comparison indicated that operating margins for BlackRock with respect to its registered funds are consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock's operating margin with that of other publicly-traded asset management firms, which concluded that larger asset bases do not, in themselves, translate to higher profit margins.

          In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock's and its affiliates' profits relating to the management and distribution of the Portfolio and the other

MASTER INTERNATIONAL INDEX SERIES
DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT JUNE 30, 2009 (UNAUDITED)

funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock's methodology in allocating its costs to the management of the Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

          The Board noted that the contractual advisory fees, which do not take into account any expense reimbursement or fee waivers, were lower than or equal to the median contractual advisory fees paid by comparable funds. The Board noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit the Portfolio's total net expenses. The Board further noted that BlackRock has contractually agreed to waive or reimburse advisory fees for the Portfolio. No fees were required to be waived pursuant to this agreement.

          D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase and whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Portfolio. The Board also considered BlackRock's overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

          E. Other Factors: The Board also took into account other ancillary or "fallout" benefits that BlackRock or its affiliates and significant shareholders may derive from its relationship with the Portfolio, both tangible and intangible, such as BlackRock's ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock's profile in the investment advisory community, and the engagement of BlackRock's affiliates as service providers to the Portfolio, including for administrative and distribution services. The Board also noted that BlackRock may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

          In connection with its consideration of the Agreements, the Board also received information regarding BlackRock's brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

CONCLUSION

          The Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2010 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Portfolio for a one-year term ending June 30, 2010. Based upon their evaluation of all these factors in their totality, the Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Portfolio and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members' conclusions may be based in part on their consideration of these arrangements in prior years.

AMERICAN BEACON FUNDS
DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENT OF THE FUNDS (UNAUDITED)

          At its May 27, 2009 meeting, the Board of Trustees ("Board") considered the renewal of the Management Agreement between the Manager and the American Beacon Funds (collectively, the "Funds"). In preparation for the Board's consideration to renew these Agreements, the Board and its Investment Committee undertook steps to gather and consider information furnished by the Manager and Lipper, Inc. ("Lipper"). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager

          In addition, the Board's Investment Committee worked with Lipper to obtain relevant comparative information regarding the performance, fees and expenses of the Funds. The Investment Committee held a separate meeting on May 13, 2009 to consider the information provided by Lipper. Further, the Board took into consideration information furnished for the Board's review and consideration throughout the year at regular Board and Investment Committee meetings, as well as information specifically prepared in connection with the renewal process.

          In connection with the Board's consideration of the Management Agreement, the Trustees considered, among other materials, responses by the Manager to inquiries requesting:

     - a description of any significant changes (actual or anticipated) to principal activities, personnel, services provided to the Funds, or any other area, including how these changes might affect the Funds;

     - a copy of the firm's most recent audited or unaudited financial statements, as well as Parts I and II of its Form ADV registration statement with the SEC;

     - a summary of any material past, pending or anticipated litigation or regulatory proceedings involving the firm or its personnel, including the results of any recent regulatory examination or independent audit;

     - a comparison of the performance of that portion of Fund assets managed by each firm with performance of other similar accounts managed by the firm, including a discussion of relative performance versus a peer group average and any remedial measures if the firm's performance was materially below that of the peer group;

     - a profit/loss analysis of the firm and any actual or anticipated economies of scale in relation to the services it provides to each Fund;

     - an analysis of compensation, including a comparison with fees charged to other clients for which similar services are provided, any proposed changes to the fee schedule and the effect of any fee waivers;

     - a description of any payments by the firm to support the Funds' marketing efforts;

     - an evaluation of any other benefits to the firm or Funds as a result of their relationship, if any;

     - confirmation that the firm's financial condition would not impair its ability to provide high-quality advisory services to the Funds;

     - a description of any internal actions the firm has taken or anticipates taking in light of the current and projected decrease in revenues from prior years as a result of the current economic environment and, as applicable, information regarding the firm's decline in assets under management from January 1, 2008 through March 31, 2009;

     - a description of the scope of portfolio management services provided to the Funds, including whether such services differ from the services provided to other clients, including other registered investment

AMERICAN BEACON FUNDS
DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENT OF THE FUNDS (UNAUDITED)

          companies, and any advantages or disadvantages that might accrue to the Funds due to the firm's involvement in other activities;

     - a description of the personnel who are assigned primary responsibility for managing the Funds, including any changes during the past year, and a discussion of the adequacy of current and projected staffing levels to service the Funds;

     - a description of the basis upon which portfolio managers are compensated, including any "incentive" arrangements;

     - a discussion regarding the firm's participation in "soft dollar" arrangements, if any, or other brokerage allocation policies with respect to Fund transactions, including the firm's methodology for obtaining the most favorable execution and the use of any affiliated broker-dealers;

     - a description of any actual or potential conflicts of interest anticipated in managing Fund assets;

     - a description of trade allocation procedures among accounts managed by the firm;

     - a discussion of whether the firm receives, with respect to the Funds, other compensation, including any payment for order flow or ECN liquidity rebates;

     - a certification by the firm regarding the reasonable design of its compliance program;

     - information regarding the firm's code of ethics, insider trading policy and disaster recovery plan, including a description of any material changes thereto and a related certification of compliance by the firm;

     -    a description of the firm's affiliation with any broker-dealer;

     - a discussion of any anticipated change in the firm's controlling persons; and

     - verification of the firm's insurance coverage with regards to the services provided to the Funds.

          In addition to the foregoing, the Manager provided the following information specific to the renewal of the Management Agreement:

     - a comparison of the performance of each Fund to comparable investment companies and appropriate indices, including comments on the relative performance of each Fund versus the respective peer group average;

     - a discussion, if applicable, of any underperformance by a fund relative to its peer group and what, if any, remedial measures the Manager has or intends to take;

     - a comparison of advisory fees and expense ratios for comparable mutual funds;

     - an analysis of any material complaints received from Fund shareholders;

     - a description of the Manager's securities lending practices and the fees received from such practices;

     - a discussion of any rebate arrangements between the Manager and a service provider to the Funds pursuant to which the Manager receives direct or indirect benefits from the service provider;

     - a description of any revenue sharing activities with respect to the Funds;

AMERICAN BEACON FUNDS
DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENT OF THE FUNDS (UNAUDITED)

     - a description of the portfolio turnover rate and average execution costs for each Fund; and

     - a description of how expenses that are not readily identifiable to a particular Fund are allocated.

          In connection with the Management Agreement, the Board also obtained an analysis provided by Lipper that compared: (i) investment performance of each Fund versus comparable investment companies and appropriate indices; (ii) total Fund expenses of each Fund versus comparable mutual funds; and (iii) each Fund's investment advisory fees versus comparable mutual funds. For each Fund with more than one class of shares, the class of shares used for comparative purposes was the class with the longest performance history, which in most cases was the Institutional Class. References below to each Fund's Lipper peer group are to the group of comparable mutual funds included in the analysis provided by Lipper.

          Provided below is an overview of the primary factors the Trustees considered at the Investment Committee meeting on May 13, 2009 at which the Trustees reviewed the investment performance of the Manager and the primary factors considered by the Board at its May 27, 2009 meeting at which the Board considered the renewal of the Management Agreement. The Board did not identify any particular information that was most relevant to its consideration to renew the Management Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of the Management Agreement. The memorandum explained the regulatory requirements surrounding the Trustees' process for evaluating investment advisors and the terms of the contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Management Agreement were reasonable and fair and that the renewal of the Management Agreement was in the best interests of the Funds and their shareholders.

CONSIDERATIONS WITH RESPECT TO ALL FUNDS

          In determining whether to renew the Management Agreement, the Trustees considered the best interests of each Fund separately. While the Management Agreement for all of the Funds were considered at the May 27, 2009 meeting, the Board considered each Fund's investment management relationships separately. In each instance, the Board considered, among other things, the following factors:
(1) the nature and quality of the services provided; (2) the investment performance of a Fund; (3) the costs incurred by the Managers in rendering their services and its resulting profits or losses; (4) the extent to which economies of scale have been taken into account in setting each fee schedule; (5) whether fee levels reflect these economies of scale for the benefit of Fund investors;
(6) comparisons of services and fees with contracts entered into by the Manager or its affiliates with other clients (such as pension funds and other institutional funds); and (7) any other benefits derived or anticipated to be derived by the Manager from its relationship with a Fund. The Trustees posed questions to various management personnel of the Manager regarding certain key aspects of the materials submitted in support of the renewal.

          Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered: the background and experience of key investment personnel and the Manager's ability to retain them; the Manager's disciplined investment approach and goal to provide consistent above average long-term performance at a low cost; the Manager's continuing efforts to add new series and share classes to enhance the Funds' product line; the Manager's record in building improved compliance, control and credit functions that reduce risks to the Funds; the addition of personnel to manage the Funds, promote sales and improve services; and the active role played by the Manager in monitoring and, as appropriate, recommending replacements for the master portfolios.

          Investment Performance. The Board evaluated the comparative information provided by Lipper and the Manager regarding each Fund's investment performance relative to its benchmark index(es) and peer group. The Board considered the information provided by Lipper regarding its independent peer selection methodology to select all peer groups and universes. The Board also considered the performance reports and discussions with management at Board and Committee meetings throughout the year. A discussion regarding

AMERICAN BEACON FUNDS
DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENT OF THE FUNDS (UNAUDITED)

the Board's considerations with respect to each Fund's performance appears below under "Additional Considerations and Conclusions with Respect to Each Fund."

          Costs of the Services Provided to the Funds and the Profits Realized by the Manager from its Relationship with the Funds. In analyzing the cost of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager. The profits or losses were noted at both an individual Fund level and at an aggregate level for all Funds. The Board also considered that the Management Agreement for the Funds stipulates that, to the extent that a Fund invests all of its investable assets in another registered investment company (i.e., is a "Feeder Fund"), the Fund will not pay the Manager a management fee. The index series of the Funds operate under a master-feeder structure, but each of these series invests in a master portfolio that is not managed by the Manager. As such, the Board considered that the Manager does not receive a management fee with respect to the International Equity Index, S&P 500 Index, or Small Cap Index Funds. Although the Board noted that, in certain cases, the fee rates paid by other clients is lower than the fee rates paid by the Funds, the difference reflects the greater level of responsibility and regulatory requirements associated with managing the Funds.

          The Board also noted that the Manager proposed to continue the expense waivers and reimbursements for certain Funds and classes that were in place during the last fiscal year. The Board considered that the Manager receives service and administrative fees to compensate the Manager for providing administrative services to the Funds and to compensate third-party administrators and broker-dealers for services to Fund shareholders. In addition, the Board considered that the Manager receives management fees for overseeing the securities lending relationships on behalf of various Funds. The Board also noted that certain classes of the Funds maintain higher expense ratios in order to compensate third-party distributors.

          Based on the foregoing information, the Board concluded that the profitability levels were reasonable in light of the services performed by the Manager. A discussion regarding the Board's considerations with respect to each Fund's fee rates is set forth below under "Additional Considerations and Conclusions with Respect to Each Fund."

          Economies of Scale. In considering the reasonableness of the management fees, the Board considered whether economies of scale will be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. The Board also noted the Manager's representation that Fund assets have decreased significantly primarily due to market depreciation in 2008 and the first quarter of 2009, as well as significant share redemptions from the Money Market Funds and the inability of certain competitor money market funds' to maintain positive yields, causing mass redemptions in money market funds throughout the industry.

          Based on the foregoing information, the Board concluded that the Manager fee schedules for each Fund provides for a reasonable sharing of benefits from any economies of scale with the Fund.

          Benefits Derived from the Relationship with the Funds. The Board considered the "fall-out" or ancillary benefits that accrue to the Manager as a result of the advisory relationships with the Funds, including greater exposure in the marketplace with respect to the Manager's investment process and expanding the level of assets under management by the Manager. The Board also considered that the Manager's relationship with the Funds and the money market portfolios continues to be a significant factor in attracting separate account assets for the Manager, noting specifically the Manager's utilization of the Large Cap Value Fund model for a newly registered actively managed exchange traded fund managed by the Manager. In addition, the Board noted that the Manager provides services to each Trust at a relatively low cost.

          Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager by virtue of its relationship with the Funds appear to be fair and reasonable.

AMERICAN BEACON FUNDS
DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENT OF THE FUNDS (UNAUDITED)

ADDITIONAL CONSIDERATIONS AND CONCLUSIONS WITH RESPECT TO EACH FUND

          The performance comparisons below were made versus each Fund's Lipper peer universe median. References to the Lipper expense group below are to the group of comparable mutual funds included in the analysis provided to the Trustees by Lipper, Inc.

ADDITIONAL CONSIDERATIONS AND CONCLUSIONS WITH RESPECT TO THE S&P 500 INDEX FUND

          In considering the renewal of the Management Agreement for the S&P 500 Index Fund, the Trustees considered the following additional factors: (1) the Fund's master portfolio outperformed the peer universe median for the one-, three-, five- and ten-year periods ended March 31, 2009 and (2) the Fund's expense ratio ranked better than the median of its Lipper expense universe.

          Based on these and other considerations the Trustees (1) concluded that the fees paid to the Manager under the Management Agreement are fair and reasonable, (2) determined that the S&P 500 Index Fund and its shareholders would benefit from the Manager's continued management of the Fund and (3) approved the renewal of the Management Agreement with respect to the S&P 500 Index Fund.

ADDITIONAL CONSIDERATIONS AND CONCLUSIONS WITH RESPECT TO THE SMALL CAP INDEX
FUND

          In considering the renewal of the Management Agreement for the Small Cap Index Fund, the Trustees considered the following additional factors: (1) the Fund's master portfolio outperformed the peer universe median for the one-, three- and five-year periods ended March 31, 2009 and (2) the Fund's expense ratio was ranked better than the median of its Lipper expense universe.

          Based on these and other considerations the Trustees (1) concluded that the fees paid to the Manager under the Management Agreement are fair and reasonable, (2) determined that the Small Cap Index Fund and its shareholders would benefit from the Manager's continued management of the Fund and (3) approved the renewal of the Management Agreement with respect to the Small Cap Index Fund.

ADDITIONAL CONSIDERATIONS AND CONCLUSIONS WITH RESPECT TO THE INTERNATIONAL EQUITY INDEX FUND

          In considering the renewal of the Management Agreement for the International Equity Index Fund, the Trustees considered the following additional factors: (1) the performance of the Fund's master portfolio outperformed the peer universe median for the one-, three- and five-year periods ended March 31, 2009; and (2) the Fund's expense ratio ranked better than the median of its Lipper expense universe.

          Based on these and other considerations the Trustees (1) concluded that the fees paid to the Manager under the Management Agreement are fair and reasonable, (2) determined that the International Equity Index Fund and its shareholders would benefit from the Manager's continued management of the Fund and (3) approved the renewal of the Management Agreement with respect to the International Equity Index Fund.

                       This page intentionally left blank.

                             (AMERICAN BEACON FUNDS(SM) LOGO)

DELIVERY OF DOCUMENTS

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

If you invest in the Fund through a financial institution, you may be able to receive the Fund's regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUND:

                      (GRAPHIC)                                                (GRAPHIC)
                      BY E-MAIL:                                           ON THE INTERNET:
          american_beacon.funds@ambeacon.com               Visit our website at www.americanbeaconfunds.com

                      (GRAPHIC)                                                (GRAPHIC)
                    BY TELEPHONE:                                              BY MAIL:

                 Institutional Class                                     American Beacon Funds
                 Call (800) 658-5811                                        P.O. Box 219643
                  Investor Class(R)                                      Kansas City, MO 64121
                    (800) 388-3344

     AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES In        AVAILABILITY OF PROXY VOTING POLICY AND RECORDS A
addition to the Schedule of Investments provided in     description of the policies and procedures that the
each semi-annual and annual report, each Fund files a   Funds use to determine how to vote proxies relating to
complete schedule of its portfolio holdings with the    portfolio securities is available in each Fund's
Securities and Exchange Commission ("SEC") on Form      Statement of Additional Information, which may be
N-Q as of the first and third fiscal quarters. The      obtained free of charge by calling 1-800-967-9009 or
Fund's Forms N-Q are available on the SEC's website     by accessing the SEC's website at www.sec.gov. Each
at www.sec.gov. The Forms N-Q may also be reviewed      Fund's proxy voting record for the most recent year
and copied at the SEC's Public Reference Room, 450      ended June 30 is filed annually with the SEC on Form
Fifth Street, NW, Washington, DC 20549. Information     N-PX. The Fund's Forms N-PX are available on the SEC's
regarding the operation of the SEC's Public Reference   website at www.sec.gov. The Fund's proxy voting record
Room may be obtained by calling 1-800-SEC-0330. A       may also be obtained by calling 1-800-967-9009.
complete schedule of the Fund's portfolio holdings is
also available on the Funds' website
(www.americanbeaconfunds.com) approximately thirty
days after the end of each fiscal quarter.

FUND SERVICE PROVIDERS:

CUSTODIAN                     TRANSFER AGENT                   INDEPENDENT REGISTERED   DISTRIBUTOR
STATE STREET BANK AND TRUST   BOSTON FINANCIAL DATA SERVICES   PUBLIC ACCOUNTING FIRM   FORESIDE FUND SERVICES
Boston, Massachusetts         Kansas City, Missouri            ERNST & YOUNG LLP        Portland, Maine
                                                               Dallas, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

American Beacon Funds, American Beacon Small Cap Index Fund, and American Beacon International Equity Index Fund are service marks of American Beacon Advisors, Inc.

                                                                        SAR 6/09

ITEM 2. CODE OF ETHICS.
The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the "Code") nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder report presented in Item 1.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for each series of the Trust are included in the shareholder report presented in Item 1. The shareholder report for the S&P 500 Index Fund, the Small Cap Index Fund and the International Equity Index Fund presented in Item 1 includes a summary schedule of investments for the Master International Index Series and the Master Small Cap Index Series, both of which are series of the Master Quantitative Series LLC. A complete schedule of investments for each of these two series follows.

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES            VALUE
--------                        -------------------------------------------------   --------------   --------------
ADVERTISING AGENCIES - 0.5%     AMREP Corp. (a)                                                700   $        7,721
                                Arbitron, Inc.                                              14,258          226,559
                                Constant Contact, Inc. (a)                                  13,200          261,888
                                DG FastChannel, Inc. (a)                                     9,600          175,680
                                Harte-Hanks, Inc.                                           19,600          181,300
                                Marchex, Inc. Class B                                       10,500           35,385
                                National CineMedia, Inc.                                    22,470          309,187
                                Travelzoo, Inc. (a)                                          3,600           39,420
                                Valassis Communications, Inc. (a)                           26,200          160,082
                                ValueClick, Inc. (a)                                        46,880          493,178
                                                                                                     --------------
                                                                                                          1,890,400
                                                                                                     --------------
AEROSPACE - 1.4%                AAR Corp. (a)                                               20,668          331,721
                                AeroVironment, Inc. (a)                                      7,000          216,020
                                Argon ST, Inc. (a)                                           7,200          148,104
                                Astronics Corp. (a)                                          4,600           47,794
                                Axsys Technologies, Inc. (a)                                 5,100          273,564
                                Ceradyne, Inc. (a)                                          13,750          242,825
                                Cubic Corp.                                                  8,252          295,339
                                Curtiss-Wright Corp.                                        24,068          715,542
                                Ducommun, Inc.                                               5,600          105,224
                                Esterline Technologies Corp. (a)                            15,741          426,109
                                GenCorp, Inc. (a)                                           29,171           55,717
                                Heico Corp.                                                 12,426          450,567
                                Herley Industries, Inc. (a)                                  7,100           77,887
                                Kaman Corp. Class A                                         13,694          228,690
                                LMI Aerospace, Inc. (a)                                      4,400           44,528
                                Ladish Co., Inc. (a)                                         8,500          110,245
                                Moog, Inc. Class A (a)                                      23,113          596,547
                                Orbital Sciences Corp. (a)                                  30,635          464,733
                                Teledyne Technologies, Inc. (a)                             19,134          626,639
                                Triumph Group, Inc.                                          8,879          355,160
                                                                                                     --------------
                                                                                                          5,812,955
                                                                                                     --------------
AGRICULTURE, FISHING &          AgFeed Industries, Inc. (a)(b)                              15,800           93,694
RANCHING - 0.5%                 Alico, Inc.                                                  1,800           54,036
                                The Andersons, Inc.                                          9,700          290,418
                                Cadiz, Inc. (a)                                              6,100           58,743
                                Cal-Maine Foods, Inc. (b)                                    7,400          184,704
                                Calavo Growers, Inc.                                         5,500          109,065
                                China Green Agriculture, Inc. (a)                            3,900           31,551
                                Fresh Del Monte Produce, Inc. (a)                           21,700          352,842
                                HQ Sustainable Maritime Industries, Inc. (a)                 4,400           40,260
                                Sanderson Farms, Inc.                                       10,850          488,250
                                Seaboard Corp.                                                 172          192,984
                                                                                                     --------------
                                                                                                          1,896,547
                                                                                                     --------------

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
AIR TRANSPORT - 0.9%            Air Transport Services Group, Inc. (a)                      27,800   $       64,496
                                AirTran Holdings, Inc. (a)                                  64,120          396,903
                                Alaska Air Group, Inc. (a)(c)                               19,898          363,337
                                Allegiant Travel Co. (a)(b)                                  8,200          325,048
                                Atlas Air Worldwide Holdings, Inc. (a)                       9,400          217,986
                                Bristow Group, Inc. (a)                                     15,485          458,821
                                Hawaiian Holdings, Inc. (a)                                 27,500          165,550
                                JetBlue Airways Corp. (a)(b)                               122,100          521,367
                                PHI, Inc. (a)                                                7,200          123,408
                                Republic Airways Holdings, Inc. (a)                         18,400          120,152
                                SkyWest, Inc.                                               30,500          311,100
                                UAL Corp. (a)(b)                                            76,400          243,716
                                US Airways Group, Inc. (a)                                  67,100          163,053
                                                                                                     --------------
                                                                                                          3,474,937
                                                                                                     --------------
ALTERNATIVE ENERGY - 0.3%       Clean Energy Fuels Corp. (a)(b)                             16,700          143,787
                                Comverge, Inc. (a)                                           9,600          116,160
                                EnerNOC, Inc. (a)                                            6,200          134,354
                                Evergreen Energy, Inc. (a)(b)                               65,200           63,896
                                Green Plains Renewable Energy (a)                            6,100           39,955
                                Syntroleum Corp. (a)                                        36,900           81,549
                                TGC Industries Inc. (a)                                      8,300           40,421
                                US Geothermal, Inc. (a)                                     33,200           47,144
                                USEC, Inc. (a)                                              61,259          325,898
                                                                                                     --------------
                                                                                                            993,164
                                                                                                     --------------
ALUMINUM - 0.1%                 Century Aluminum Co. (a)                                    25,300          157,619
                                Kaiser Aluminum Corp.                                        8,200          294,462
                                                                                                     --------------
                                                                                                            452,081
                                                                                                     --------------
ASSET MANAGEMENT &              Allied Capital Corp.                                        94,700          329,556
CUSTODIAN - 0.9%                American Capital Ltd.                                      117,200          376,212
                                Ampal-American Israel Corp. Class A (a)                      9,400           22,936
                                Apollo Investment Corp. (b)                                 77,046          462,276
                                Ares Capital Corp.                                          51,972          418,894
                                Calamos Asset Management, Inc. Class A                      10,900          153,799
                                Capital Southwest Corp.                                      1,600          115,760
                                Cohen & Steers, Inc.                                         9,200          137,540
                                Diamond Hill Investments Group                               1,200           48,216
                                Epoch Holding Corp.                                          5,300           45,792
                                Fifth Street Finance Corp.                                  11,200          112,448
                                GAMCO Investors, Inc. Class A                                3,996          193,806
                                Harris & Harris Group, Inc. (a)                             13,800           80,454
                                JMP Group, Inc.                                              8,700           66,903
                                Kohlberg Capital Corp.                                       9,200           58,144
                                MCG Capital Corp. (a)                                       39,300           95,499
                                MVC Capital, Inc.                                           11,600           98,136
                                NGP Capital Resources Co.                                   11,523           67,640

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
                                National Financial Partners Corp.                           21,200   $      155,184
                                Oppenheimer Holdings, Inc.                                   5,400          114,318
                                Pzena Investment Management, Inc. Class A                    4,100           31,078
                                Resource America, Inc. Class A                               5,449           29,316
                                TICC Capital Corp.                                          15,900           70,119
                                Teton Advisors, Inc. (a)                                        53              121
                                U.S. Global Investors, Inc.                                  6,900           63,894
                                Virtus Investment Partners, Inc. (a)                         3,135           46,053
                                Westwood Holdings Group, Inc.                                2,800          117,068
                                                                                                     --------------
                                                                                                          3,511,162
                                                                                                     --------------
AUTO PARTS - 0.4%               ATC Technology Corp. (a)                                    11,143          161,573
                                American Axle & Manufacturing Holdings, Inc.                23,700           81,528
                                Amerigon, Inc. (a)                                          11,400           69,540
                                ArvinMeritor, Inc.                                          39,300          172,527
                                China Automotive Systems. Inc. (a)                           3,400           18,700
                                Dana Holding Corp. (a)                                      48,700           62,336
                                Dorman Products, Inc. (a)                                    5,600           77,448
                                Exide Technologies (a)                                      25,000           93,250
                                Fuel Systems Solutions, Inc. (a)(b)                          6,700          135,273
                                Lear Corp. (a)                                              29,380           14,690
                                Standard Motor Products, Inc.                                9,300           76,911
                                Stoneridge, Inc. (a)                                         8,100           38,880
                                Superior Industries International, Inc.                     12,399          174,826
                                Tenneco, Inc. (a)                                           25,300          268,180
                                U.S. Auto Parts Network, Inc. (a)                            4,100           15,457
                                Wonder Auto Technology, Inc. (a)                             7,800           79,014
                                                                                                     --------------
                                                                                                          1,540,133
                                                                                                     --------------
AUTO SERVICES - 0.1%            Cooper Tire & Rubber Co.                                    31,500          312,480
                                Titan International, Inc.                                   18,749          140,055
                                                                                                     --------------
                                                                                                            452,535
                                                                                                     --------------
BANKS: DIVERSIFIED - 6.1%       1st Source Corp.                                             7,884          136,157
                                Alliance Financial Corp.                                     2,500           70,900
                                American National Bankshares, Inc.                           3,000           57,840
                                Ameris Bancorp                                               7,300           46,136
                                Ames National Corp.                                          3,300           80,553
                                Arrow Financial Corp.                                        4,800          129,600
                                Auburn National Bancorporation                               1,100           31,350
                                BancFirst Corp.                                              3,190          110,310
                                Banco Latinoamericano de Comercio Exterior SA               14,600          181,478
                                Bancorp Rhode Island, Inc.                                   1,900           37,449
                                The Bancorp, Inc. (a)                                        6,900           41,400
                                Bank of Kentucky Financial Corp.                             1,500           42,000
                                Bank of Marin Bancorp                                        3,100           83,545
                                Bank of the Ozarks, Inc. (b)                                 6,600          142,758
                                Banner Corp.                                                 8,413           32,138

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
                                Bar Harbor Bankshares                                        1,900   $       58,615
                                Boston Private Financial Holdings, Inc.                     37,533          168,148
                                Bridge Bancorp, Inc.                                         3,600           97,992
                                Bryn Mawr Bank Corp.                                         3,300           62,271
                                CNB Financial Corp.                                          4,300           60,931
                                CVB Financial Corp. (b)                                     35,665          212,920
                                California First National Bancorp                              600            6,840
                                Camden National Corp.                                        4,100          139,523
                                Cape Bancorp, Inc. (a)                                       5,800           50,054
                                Capital City Bank Group, Inc. (b)                            6,221          104,824
                                Cardinal Financial Corp.                                    15,000          117,450
                                Cathay General Bancorp (b)                                  26,444          251,482
                                Center Bancorp, Inc.                                         5,400           44,010
                                Centerstate Banks, Inc.                                      4,400           32,648
                                Central Pacific Financial Corp.                             15,148           56,805
                                Century Bancorp, Inc. Class A                                2,400           44,256
                                Chemical Financial Corp.                                    10,848          215,984
                                Chicopee Bancorp, Inc. (a)                                   3,100           40,207
                                Citizens & Northern Corp.                                    4,800           98,736
                                Citizens Banking Corp. (a)                                  66,287           47,064
                                Citizens Holding Co.                                         2,400           74,880
                                City Holding Co.                                             8,493          257,847
                                CoBiz Financial, Inc.                                       10,126           64,908
                                The Colonial BancGroup, Inc. (b)                           108,400           67,208
                                Columbia Banking System, Inc.                                9,741           99,650
                                Community Bank System, Inc.                                 17,500          254,800
                                Community Trust Bancorp, Inc.                                8,123          217,290
                                Danvers Bancorp, Inc.                                        9,300          125,085
                                Eagle Bancorp, Inc.                                          6,200           54,374
                                East-West Bancorp, Inc.                                     34,200          221,958
                                Enterprise Bancorp, Inc.                                     3,400           40,120
                                Enterprise Financial Services Corp.                          5,800           52,722
                                F.N.B. Corp.                                                49,297          305,148
                                Farmers Capital Bank Corp.                                   3,400           85,578
                                Financial Institutions, Inc.                                 5,800           79,228
                                First BanCorp, Puerto Rico (b)                              44,300          174,985
                                First Bancorp, Inc.                                          4,600           89,562
                                First Bancorp, North Carolina                                7,536          118,164
                                First Busey Corp. (b)                                       13,314           97,858
                                First Commonwealth Financial Corp.                          45,040          285,554
                                First Community Bancshares, Inc.                             5,094           65,407
                                First Financial Bancorp                                     19,987          150,302
                                First Financial Bankshares, Inc.                            11,353          571,737
                                First Financial Corp.                                        6,644          209,818
                                First Merchants Corp.                                       11,246           90,305
                                First Midwest Bancorp, Inc.                                 26,000          190,060
                                First South Bancorp, Inc.                                    4,400           51,040

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
                                The First of Long Island Corp.                               3,300   $       76,362
                                FirstMerit Corp.                                            44,412          754,116
                                German American Bancorp, Inc.                                6,600           95,106
                                Glacier Bancorp, Inc. (b)                                   32,964          486,878
                                Guaranty Bancorp (a)                                        28,100           53,671
                                Hampton Roads Bankshares, Inc.                               9,300           76,725
                                Hancock Holding Co.                                         12,454          404,630
                                Harleysville National Corp.                                 23,036          108,269
                                Heartland Financial USA, Inc. (b)                            6,900           98,532
                                Home Bancshares, Inc.                                        7,360          140,134
                                IBERIABANK Corp.                                             8,550          336,956
                                Independent Bank Corp./MA                                   10,845          213,647
                                International Bancshares Corp. (b)                          28,510          293,938
                                Investors Bancorp, Inc. (a)                                 24,100          220,756
                                Lakeland Bancorp, Inc.                                      10,605           95,339
                                Lakeland Financial Corp.                                     6,400          121,600
                                MB Financial, Inc.                                          18,883          192,418
                                MainSource Financial Group, Inc.                            10,719           79,535
                                Merchants Bancshares, Inc.                                   3,000           66,570
                                Meridian Interstate Bancorp, Inc. (a)                        4,800           35,760
                                Metro Bancorp, Inc. (a)                                      2,600           50,076
                                MidSouth Bancorp, Inc.                                       2,900           48,720
                                NASB Financial, Inc.                                         1,800           51,480
                                NBT Bancorp, Inc.                                           18,213          395,404
                                Nara Bancorp, Inc.                                          12,300           63,714
                                National Bankshares, Inc.                                    4,100           98,400
                                National Penn Bancshares, Inc.                              43,965          202,679
                                Northeast Community Bancorp                                  2,700           21,897
                                Northrim Bancorp Inc.                                        3,900           54,288
                                Norwood Financial Corp.                                        900           28,224
                                Ohio Valley Banc Corp.                                       2,000           58,680
                                Old National Bancorp                                        35,495          348,561
                                Old Point Financial Corp.                                      900           16,650
                                Old Second Bancorp, Inc. (b)                                 7,322           43,200
                                Oriental Financial Group                                    12,918          125,305
                                Orrstown Financial Service, Inc.                             3,000          111,720
                                PacWest Bancorp                                             12,511          164,645
                                Pacific Capital Bancorp                                     24,962           53,419
                                Pacific Continental Corp.                                    6,300           76,419
                                Park National Corp. (b)                                      5,915          334,079
                                Peapack-Gladstone Financial Corp.                            4,400           84,876
                                Penns Woods Bancorp, Inc.                                    1,900           55,366
                                Peoples Bancorp, Inc.                                        5,510           93,946
                                Peoples Financial Corp.                                      2,600           49,400
                                Pinnacle Financial Partners, Inc. (a)                       12,900          171,828
                                Porter Bancorp, Inc.                                         2,000           30,300

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
                                PremierWest Bancorp                                         10,765   $       36,493
                                PrivateBancorp, Inc.                                        18,996          422,471
                                Prosperity Bancshares, Inc.                                 24,500          730,835
                                Provident Financial Services, Inc.                          31,958          290,818
                                Renasant Corp.                                              11,298          169,696
                                Republic Bancorp, Inc. Class A                               4,854          109,652
                                Republic First Bancorp, Inc. (a)                             4,800           37,440
                                Rockville Financial, Inc.                                    4,400           48,180
                                Roma Financial Corp.                                         4,200           53,508
                                S&T Bancorp, Inc. (b)                                       12,563          152,766
                                SCBT Financial Corp.                                         6,063          143,632
                                SVB Financial Group (a)                                     17,500          476,350
                                SY Bancorp, Inc.                                             5,730          138,494
                                Sandy Spring Bancorp, Inc.                                   8,714          128,096
                                Santander BanCorp (a)                                        1,903           13,245
                                Shore Bancshares, Inc.                                       4,300           77,142
                                Sierra Bancorp                                               3,900           49,257
                                Signature Bank (a)                                          18,800          509,856
                                Simmons First National Corp. Class A                         7,400          197,728
                                Smithtown Bancorp, Inc.                                      7,500           95,925
                                The South Financial Group, Inc.                             45,600           54,264
                                Southside Bancshares, Inc.                                   6,666          152,451
                                Southwest Bancorp, Inc.                                      7,700           75,152
                                State Bancorp, Inc.                                          7,700           58,212
                                StellarOne Corp.                                            12,100          156,695
                                Sterling Bancorp                                             9,716           81,129
                                Sterling Bancshares, Inc.                                   44,014          278,609
                                Sterling Financial Corp.                                    28,043           81,605
                                Suffolk Bancorp                                              5,100          130,764
                                Sun Bancorp, Inc. (a)                                        7,314           37,887
                                Susquehanna Bancshares, Inc.                                46,156          225,703
                                Texas Capital Bancshares, Inc. (a)                          19,561          302,609
                                Tompkins Trustco, Inc.                                       4,640          222,488
                                Tower Bancorp, Inc.                                          1,700           59,755
                                Towne Bank (b)                                              11,200          156,800
                                Trico Bancshares                                             7,278          112,809
                                TrustCo Bank Corp. NY                                       40,761          240,898
                                Trustmark Corp. (b)                                         31,227          603,306
                                UCBH Holdings, Inc. (b)                                     61,900           77,994
                                UMB Financial Corp.                                         17,152          651,948
                                Umpqua Holdings Corp. (b)                                   32,180          249,717
                                Union Bankshares Corp.                                       6,850          102,545
                                United Bankshares, Inc. (b)                                 20,800          406,432
                                United Community Banks, Inc. (b)                            22,869          136,985
                                United Security Bancshares                                   3,600           78,840
                                Univest Corp. of Pennsylvania                                6,650          134,729

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
                                Washington Banking Co.                                       6,100   $       57,462
                                Washington Trust Bancorp, Inc.                               7,500          133,725
                                Webster Financial Corp.                                     27,700          222,985
                                WesBanco, Inc.                                              11,763          171,034
                                West Bancorp., Inc.                                          8,900           44,500
                                Westamerica Bancorp. (b)                                    15,583          773,073
                                Western Alliance Bancorp (a)                                25,500          174,420
                                Wilber Corp.                                                 2,700           29,970
                                Wilshire Bancorp, Inc.                                      10,300           59,225
                                Wintrust Financial Corp.                                    12,800          205,824
                                Yardkin Valley Financial Corp.                               8,600           59,426
                                                                                                     --------------
                                                                                                         24,697,734
                                                                                                     --------------
BANKS: SAVINGS, THRIFT &        Abington Bancorp, Inc.                                      11,680           92,973
MORTGAGE LENDING- 1.1%          Astoria Financial Corp.                                     46,700          400,686
                                Bank Mutual Corp.                                           25,338          220,947
                                BankFinancial Corp.                                         10,600           93,916
                                Beneficial Mutual Bancorp, Inc. (a)                         17,200          165,120
                                Berkshire Hills Bancorp, Inc.                                7,200          149,616
                                Brookline Bancorp, Inc.                                     32,687          304,643
                                Brooklyn Federal Bancorp, Inc.                               2,400           27,000
                                Clifton Savings Bancorp, Inc.                                4,600           49,496
                                Dime Community Bancshares, Inc.                             14,949          136,185
                                Doral Financial Corp. (a)                                    2,900            7,250
                                ESB Financial Corp.                                          4,600           60,352
                                ESSA Bancorp, Inc.                                           8,300          113,461
                                First Defiance Financial Corp.                               4,900           63,700
                                First Financial Holdings, Inc.                               6,326           59,464
                                First Financial Northwest, Inc.                             10,600           82,892
                                First Financial Service Corp.                                2,600           45,266
                                Flagstar Bancorp, Inc. (a)                                  35,850           24,378
                                Flushing Financial Corp.                                    11,475          107,291
                                Fox Chase Bancorp, Inc. (a)                                  2,900           27,811
                                Great Southern Bancorp, Inc.                                 5,200          106,860
                                Heritage Financial Corp.                                     3,600           41,616
                                Heritage Financial Group                                     2,000           17,140
                                Home Bancorp, Inc. (a)                                       4,400           52,536
                                Home Federal Bancorp, Inc.                                   8,500           86,615
                                K Fed Bancorp                                                1,700           15,606
                                Kearny Financial Corp.                                       8,900          101,816
                                Kentucky First Federal Banco                                 2,500           30,375
                                Legacy Bancorp, Inc./MA                                      3,600           39,960
                                NewAlliance Bancshares, Inc.                                56,800          653,200
                                Northfield Bancorp, Inc.                                     9,600          111,552
                                Northwest Bancorp, Inc.                                      8,967          169,118
                                OceanFirst Financial Corp.                                   4,900           58,653
                                Ocwen Financial Corp. (a)                                   19,565          253,758

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
                                Oritani Financial Corp.                                      4,700   $       64,437
                                Provident New York Bancorp                                  17,189          139,575
                                Prudential Bancorp, Inc. of Pennsylvania                     2,900           34,249
                                United Financial Bancorp, Inc.                               9,100          125,762
                                ViewPoint Financial Group                                    5,116           77,917
                                WSFS Financial Corp.                                         3,291           89,877
                                Waterstone Financial, Inc. (a)                               3,000            8,910
                                Westfield Financial, Inc.                                   16,712          151,411
                                                                                                     --------------
                                                                                                          4,663,390
                                                                                                     --------------
BEVERAGE: BREWERS &
DISTILLERS - 0.0%               Boston Beer Co., Inc. Class A (a)                            4,700          139,073
                                                                                                     --------------
BEVERAGE: SOFT DRINKS - 0.1%    Coca-Cola Bottling Co. Consolidated                          2,287          126,082
                                Diedrich Coffee Inc. (a)                                     1,400           33,292
                                Farmer Bros. Co.                                             3,120           71,386
                                Heckmann Corp. (a)                                          44,400          166,500
                                National Beverage Corp. (a)                                  4,628           49,288
                                Peet's Coffee & Tea, Inc. (a)                                5,800          146,160
                                                                                                     --------------
                                                                                                            592,708
                                                                                                     --------------
BIOTECHNOLOGY - 4.2%            AMAG Pharmaceuticals, Inc. (a)(c)                            9,060          495,310
                                ARYx Therapeutics, Inc. (a)                                 10,200           42,126
                                AVI BioPharma, Inc. (a)                                     45,200           71,416
                                Accelrys, Inc. (a)                                          14,400           85,104
                                Acorda Therapeutics, Inc. (a)                               20,300          572,257
                                Affymax, Inc. (a)                                            6,800          125,324
                                Albany Molecular Research, Inc. (a)                         12,487          104,765
                                Allos Therapeutics, Inc. (a)                                32,800          271,912
                                Alnylam Pharmaceuticals, Inc. (a)(b)                        19,300          429,811
                                Amicus Therapeutics, Inc. (a)                                8,900          101,905
                                Arena Pharmaceuticals, Inc. (a)(b)                          42,800          213,572
                                Ariad Pharmaceuticals, Inc. (a)                             46,419           73,806
                                Arqule, Inc. (a)                                            21,400          131,396
                                Array Biopharma, Inc. (a)                                   25,300           79,442
                                BioDelivery Sciences International Inc. (a)                  6,000           40,020
                                BioMimetic Therapeutics, Inc. (a)                            6,622           61,187
                                Biodel, Inc. (a)                                             8,600           44,376
                                Cardium Therapeutics, Inc. (a)                              20,200           37,370
                                Celera Corp. (a)                                            43,200          329,616
                                Cell Therapeutics, Inc. (a)                                244,200          420,024
                                Celldex Therapeutics, Inc. (a)(b)                            4,800           37,536
                                Cepheid, Inc. (a)                                           31,000          292,020
                                Chelsea Therapeutics International, Inc. (a)                13,900           58,519
                                Clinical Data, Inc. (a)                                      6,098           67,200
                                Cornerstone Therapeutics, Inc. (a)                           3,100           34,038
                                Cougar Biotechnology, Inc. (a)                               8,000          343,680

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
                                Cubist Pharmaceuticals, Inc. (a)                            30,867   $      565,792
                                Curis, Inc. (a)                                             31,000           49,290
                                Cypress Bioscience, Inc. (a)                                20,400          192,168
                                Cytokinetics, Inc. (a)                                      20,000           56,600
                                Cytori Therapeutics, Inc. (a)(b)                            14,500           52,345
                                Discovery Laboratories, Inc. (a)                            69,600           71,688
                                Dyax Corp. (a)                                              31,400           67,196
                                Emergent Biosolutions, Inc. (a)                              9,200          131,836
                                Enzo Biochem, Inc. (a)                                      16,995           75,288
                                Enzon Pharmaceuticals, Inc. (a)(b)                          24,200          190,454
                                Exelixis, Inc. (a)                                          58,218          283,522
                                Facet Biotech Corp. (a)                                     12,680          117,797
                                GTx, Inc. (a)(b)                                             9,800           90,454
                                Genomic Health, Inc. (a)                                     7,300          126,509
                                Geron Corp. (a)(b)                                          47,629          365,314
                                Halozyme Therapeutics, Inc. (a)                             33,400          232,798
                                Harvard Bioscience, Inc. (a)                                15,000           59,250
                                Hemispherx Biopharma, Inc. (a)                              61,700          156,718
                                Human Genome Sciences, Inc. (a)                             72,900          208,494
                                Idenix Pharmaceuticals, Inc. (a)                            13,300           48,944
                                Idera Pharmaceuticals, Inc. (a)                             11,500           67,390
                                ImmunoGen, Inc. (a)                                         27,300          235,053
                                Immunomedics, Inc. (a)                                      32,100           81,534
                                Incyte Corp. (a)                                            39,824          131,021
                                Insmed, Inc. (a)                                            65,200           65,200
                                InterMune, Inc. (a)(b)                                      20,114          305,733
                                Kensey Nash Corp. (a)                                        4,400          115,324
                                Lexicon Genetics, Inc. (a)                                  42,700           52,948
                                Life Sciences Research, Inc. (a)                             4,900           35,133
                                Ligand Pharmaceuticals, Inc. Class B (a)                    62,700          179,322
                                MannKind Corp. (a)(b)                                       27,750          230,603
                                Martek Biosciences Corp.                                    17,700          374,355
                                Maxygen, Inc. (a)                                           13,201           88,711
                                Medarex, Inc. (a)                                           69,600          581,160
                                Medivation, Inc. (a)                                        15,600          349,596
                                Metabolix, Inc. (a)                                         10,100           83,022
                                Micromet, Inc. (a)                                          21,800          108,564
                                Molecular Insight Pharmaceuticals, Inc. (a)                  9,100           47,047
                                Momenta Pharmaceuticals, Inc. (a)                           19,500          234,585
                                Myriad Pharmaceuticals, Inc. (a)                            12,675           58,939
                                NPS Pharmaceuticals, Inc. (a)                               25,400          118,364
                                Nabi Biopharmaceuticals (a)                                 27,454           66,439
                                Nanosphere, Inc. (a)                                         5,500           27,005
                                Nektar Therapeutics (a)                                     49,500          320,760
                                Neurocrine Biosciences, Inc. (a)                            20,900           67,507
                                Neurogesx, Inc. (a)                                          6,500           36,660

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
                                Novavax, Inc. (a)                                           30,900   $      101,352
                                OncoGenex Pharmaceutical, Inc. (a)                           2,000           43,760
                                Onyx Pharmaceuticals, Inc. (a)                              30,520          862,495
                                Opko Health, Inc. (a)                                       22,900           40,533
                                Orexigen Therapeutics, Inc. (a)                             10,600           54,378
                                Osiris Therapeutics, Inc. (a)(b)                             8,700          116,841
                                OxiGene, Inc. (a)                                           17,500           38,150
                                PDL BioPharma, Inc.                                         63,900          504,810
                                Pharmasset, Inc. (a)                                        10,700          120,375
                                Poniard Pharmaceuticals, Inc. (a)                           13,700           81,789
                                Progenics Pharmaceuticals, Inc. (a)                         14,300           73,645
                                Protalix BioTherapeutics, Inc. (a)                          20,060           90,671
                                RTI Biologics, Inc. (a)                                     28,300          121,407
                                Regeneron Pharmaceuticals, Inc. (a)                         33,519          600,660
                                Repligen Corp. (a)                                          16,400           90,200
                                Repros Therapeutics, Inc. (a)                                4,500           32,355
                                Rigel Pharmaceuticals, Inc. (a)                             19,670          238,400
                                Sangamo Biosciences, Inc. (a)                               22,000          108,680
                                Savient Pharmaceuticals, Inc. (a)                           32,528          450,838
                                Seattle Genetics, Inc. (a)                                  37,800          367,416
                                Sequenom, Inc. (a)(b)                                       31,800          124,338
                                StemCells, Inc. (a)                                         52,600           89,420
                                Sucampo Pharmaceuticals, Inc. Class A (a)                    5,000           30,850
                                Synta Pharmaceuticals Corp. (a)                              8,700           20,097
                                Theravance, Inc. (a)                                        28,500          417,240
                                Vanda Pharmaceuticals, Inc. (a)                             13,900          163,603
                                ViroPharma, Inc. (a)                                        41,400          245,502
                                ZymoGenetics, Inc. (a)                                      19,700           90,620
                                                                                                     --------------
                                                                                                         17,088,589
                                                                                                     --------------
BUILDING MATERIALS - 0.9%       Acuity Brands, Inc.                                         22,160          621,588
                                Ameron International Corp.                                   4,900          328,496
                                BlueLinx Holdings, Inc. (a)                                  5,600           16,800
                                Builders FirstSource, Inc. (a)(b)                            8,600           35,776
                                Gibraltar Industries, Inc.                                  14,434           99,162
                                Griffon Corp. (a)                                           22,355          185,994
                                Headwaters, Inc. (a)                                        22,646           76,091
                                LSI Industries, Inc.                                        10,012           54,565
                                Louisiana-Pacific Corp. (a)                                 55,500          189,810
                                NCI Building Systems, Inc. (a)(b)                           10,568           27,900
                                Orion Energy Systems, Inc. (a)                               8,900           33,375
                                Quanex Building Products Corp.                              20,110          225,634
                                Simpson Manufacturing Co., Inc. (b)                         20,832          450,388
                                Texas Industries, Inc. (b)                                  12,805          401,565
                                Trex Co., Inc. (a)                                           8,209          109,754
                                Watsco, Inc.                                                12,665          619,698
                                                                                                     --------------
                                                                                                          3,476,596
                                                                                                     --------------

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
BUILDING: CLIMATE CONTROL -     Aaon, Inc.                                                   6,650   $      132,468
0.2%                            Comfort Systems USA, Inc.                                   21,000          215,250
                                Interline Brands, Inc. (a)                                  17,400          238,032
                                                                                                     --------------
                                                                                                            585,750
                                                                                                     --------------
BUILDING: ROOFING, WALLBOARD
& PLUMBING - 0.1%               Beacon Roofing Supply, Inc. (a)                             24,650          356,439
                                                                                                     --------------
CABLE TELEVISION SERVICES -     Knology, Inc. (a)                                           15,100          130,313
0.1%                            Mediacom Communications Corp. Class A (a)                   21,100          107,821
                                                                                                     --------------
                                                                                                            238,134
                                                                                                     --------------
CASINOS & GAMBLING - 0.5%       Ameristar Casinos, Inc.                                     13,700          260,711
                                Bally Technologies, Inc. (a)                                29,000          867,680
                                Dover Downs Gaming & Entertainment, Inc.                     7,605           35,363
                                Isle of Capri Casinos, Inc. (a)                              8,575          114,219
                                Lakes Entertainment, Inc. (a)                               11,200           32,592
                                Monarch Casino & Resort, Inc. (a)                            4,800           35,040
                                Multimedia Games, Inc. (a)                                  15,600           77,376
                                Pinnacle Entertainment, Inc. (a)                            32,094          298,153
                                Shuffle Master, Inc. (a)                                    28,700          189,707
                                Youbet.com, Inc. (a)                                        14,700           48,510
                                                                                                     --------------
                                                                                                          1,959,351
                                                                                                     --------------
CEMENT - 0.0%                   U.S. Concrete, Inc. (a)                                     17,800           35,244
                                                                                                     --------------
CHEMICALS: DIVERSIFIED - 1.5%   Aceto Corp.                                                 13,200           88,044
                                American Vanguard Corp.                                      9,933          112,242
                                Arch Chemicals, Inc.                                        13,756          338,260
                                Balchem Corp.                                                9,800          240,296
                                Calgon Carbon Corp. (a)                                     29,701          412,547
                                Hawkins, Inc.                                                4,500          101,610
                                ICO, Inc. (a)                                               14,700           39,984
                                Innophos Holdings, Inc.                                      9,290          156,908
                                Innospec, Inc.                                              12,600          135,450
                                LSB Industries, Inc. (a)                                     9,200          148,764
                                Landec Corp. (a)                                            15,100          102,529
                                NewMarket Corp.                                              5,300          356,849
                                OM Group, Inc. (a)                                          16,300          473,026
                                Olin Corp.                                                  41,314          491,223
                                Omnova Solutions, Inc. (a)                                  25,500           83,130
                                PolyOne Corp. (a)                                           49,367          133,785
                                Polypore International, Inc. (a)                            12,700          141,224
                                Quaker Chemical Corp.                                        5,900           78,411
                                Rockwood Holdings, Inc. (a)                                 26,800          392,352
                                Schulman A, Inc.                                            11,906          179,900
                                Sensient Technologies Corp.                                 26,057          588,106
                                ShengdaTech, Inc. (a)                                       15,000           56,550
                                Solutia, Inc. (a)                                           49,385          284,458

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
                                Stepan Co.                                                   4,155   $      183,485
                                W.R. Grace & Co. (a)                                        38,600          477,482
                                Westlake Chemical Corp.                                     10,300          210,017
                                Zep, Inc.                                                   11,480          138,334
                                                                                                     --------------
                                                                                                          6,144,966
                                                                                                     --------------
COAL - 0.2%                     International Coal Group, Inc. (a)(b)                       46,300          132,418
                                James River Coal Co. (a)                                    14,800          223,924
                                Patriot Coal Corp. (a)                                      35,100          223,938
                                Westmoreland Coal Co. (a)                                    5,200           42,120
                                                                                                     --------------
                                                                                                            622,400
                                                                                                     --------------
COMMERCIAL FINANCE &            Financial Federal Corp.                                     14,200          291,810
MORTGAGE COMPANIES - 0.1%       Medallion Financial Corp.                                    7,900           60,435
                                NewStar Financial, Inc. (a)                                 12,700           24,257
                                                                                                     --------------
                                                                                                            376,502
                                                                                                     --------------
COMMERCIAL SERVICES - 3.3%      ABM Industries, Inc. (c)                                    24,370          440,366
                                AMN Healthcare Services, Inc. (a)                           17,805          113,595
                                APAC Customer Services, Inc. (a)                            14,800           75,924
                                Administaff, Inc.                                           11,261          262,043
                                The Advisory Board Co. (a)                                   8,400          215,880
                                Barrett Business Services, Inc.                              3,700           38,850
                                CBIZ, Inc. (a)                                              23,453          166,985
                                CDI Corp.                                                    6,601           73,601
                                COMSYS IT Partners, Inc. (a)                                 7,700           45,045
                                CRA International, Inc. (a)                                  5,800          161,008
                                CoStar Group, Inc. (a)                                      10,650          424,616
                                Compass Diversified Holdings                                12,500          101,125
                                Cornell Cos., Inc. (a)                                       5,800           94,018
                                Corporate Executive Board Co.                               18,700          388,212
                                Cross Country Healthcare, Inc. (a)                          16,500          113,355
                                Diamond Management & Technology Consultants, Inc.           11,600           48,720
                                Dice Holdings, Inc. (a)                                      7,800           36,270
                                DynCorp. International, Inc. (a)                            13,000          218,270
                                ExlService Holdings, Inc. (a)                                8,000           89,680
                                Exponent, Inc. (a)                                           7,304          179,021
                                First Advantage Corp. Class A (a)                            5,400           82,134
                                Forrester Research, Inc. (a)                                 8,381          205,754
                                G&K Services, Inc. Class A                                   9,877          208,899
                                GP Strategies Corp. (a)                                      7,600           44,764
                                The Geo Group, Inc. (a)                                     27,300          507,234
                                Global Sources Ltd. (a)                                      8,597           61,984
                                Health Grades, Inc. (a)                                     11,600           45,356
                                Healthcare Services Group, Inc.                             23,137          413,690
                                Heidrick & Struggles International, Inc.                     9,058          165,309
                                Huron Consulting Group, Inc. (a)                            11,500          531,645
                                ICF International, Inc. (a)                                  5,000          137,950

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
                                ICT Group, Inc. (a)                                          4,700   $       41,031
                                Innodata Corp. (a)                                          13,000           56,940
                                inVentiv Health, Inc. (a)                                   17,900          242,187
                                Kelly Services, Inc. Class A                                13,968          152,950
                                Kforce, Inc. (a)                                            15,800          130,666
                                Korn/Ferry International (a)                                24,268          258,212
                                Liquidity Services, Inc. (a)                                 7,800           76,908
                                LoopNet, Inc. (a)                                            9,900           76,725
                                MAXIMUS, Inc.                                                9,404          387,915
                                MPS Group, Inc. (a)                                         49,405          377,454
                                Mac-Gray Corp. (a)                                           6,600           87,384
                                Navigant Consulting, Inc. (a)                               26,423          341,385
                                On Assignment, Inc. (a)                                     19,000           74,290
                                PHH Corp. (a)(b)                                            29,064          528,384
                                Primoris Services Corp.                                      3,800           28,196
                                Resources Connection, Inc. (a)                              24,032          412,629
                                Rollins, Inc.                                               23,453          405,971
                                SYKES Enterprises, Inc. (a)                                 18,561          335,768
                                Schawk, Inc.                                                 8,000           60,080
                                Spherion Corp. (a)                                          27,729          114,243
                                Standard Parking Corp. (a)                                   4,000           65,160
                                Startek, Inc. (a)                                            7,200           57,744
                                TeleTech Holdings, Inc. (a)                                 16,789          254,353
                                Tetra Tech, Inc. (a)                                        32,031          917,688
                                TrueBlue, Inc. (a)                                          23,422          196,745
                                Unifirst Corp.                                               7,500          278,775
                                Viad Corp.                                                  11,000          189,420
                                Volt Information Sciences, Inc. (a)                          6,438           40,366
                                Watson Wyatt Worldwide, Inc.                                22,715          852,494
                                World Fuel Services Corp.                                   15,800          651,434
                                                                                                     --------------
                                                                                                         13,384,800
                                                                                                     --------------
COMMERCIAL SERVICES:            Aircastle Ltd.                                              25,100          184,485
RENTAL & LEASING - 0.4%         CAI International, Inc. (a)                                  4,800           24,480
                                Electro Rent Corp.                                           9,553           90,658
                                H&E Equipment Services, Inc. (a)                            14,100          131,835
                                McGrath RentCorp                                            12,710          242,253
                                Mobile Mini, Inc. (a)                                       19,442          285,214
                                RSC Holdings, Inc. (a)                                      25,200          169,344
                                TAL International Group, Inc.                                7,700           83,930
                                United Rentals, Inc. (a)                                    32,200          208,978
                                Willis Lease Finance Corp. (a)                               3,100           40,672
                                                                                                     --------------
                                                                                                          1,461,849
                                                                                                     --------------

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
COMMERCIAL VEHICLES & PARTS -   Force Protection, Inc. (a)                                  37,400   $      330,616
0.2%                            Miller Industries, Inc. (a)                                  5,800           51,040
                                Modine Manufacturing Co.                                    17,594           84,451
                                Spartan Motors, Inc.                                        17,200          194,876
                                                                                                     --------------
                                                                                                            660,983
                                                                                                     --------------
COMMUNICATIONS TECHNOLOGY -     3Com Corp. (a)                                             209,800          988,158
3.4%                            AboveNet, Inc. (a)                                           3,300          267,234
                                Acme Packet, Inc. (a)                                       21,500          217,580
                                Adtran, Inc.                                                29,500          633,365
                                Airvana, Inc. (a)                                           11,200           71,344
                                Anaren, Inc. (a)                                             7,722          136,524
                                Anixter International, Inc. (a)                             15,772          592,869
                                Aruba Networks, Inc. (a)                                    32,300          282,302
                                Avocent Corp. (a)                                           23,650          330,154
                                Bel Fuse, Inc.                                               5,459           87,562
                                BigBand Networks, Inc. (a)                                  17,500           90,475
                                Black Box Corp.                                              9,388          314,216
                                Comtech Telecommunications Corp. (a)                        14,925          475,809
                                Digi International, Inc. (a)                                13,200          128,700
                                DigitalGlobe, Inc. (a)                                       8,300          159,360
                                EMS Technologies, Inc. (a)                                   8,200          171,380
                                Echelon Corp. (a)                                           18,213          154,446
                                Emulex Corp. (a)                                            44,400          434,232
                                Extreme Networks, Inc. (a)                                  47,500           95,000
                                GSI Technology, Inc. (a)                                     8,700           33,582
                                GeoEye, Inc. (a)                                             9,900          233,244
                                Globecomm Systems, Inc. (a)                                 11,100           79,809
                                Harmonic, Inc. (a)                                          51,196          301,544
                                Harris Stratex Networks, Inc. Class A (a)                   31,750          205,740
                                Hughes Communications, Inc. (a)                              4,700          107,301
                                Infinera Corp. (a)                                          44,100          402,633
                                InterDigital, Inc. (a)(b)                                   23,700          579,228
                                Ixia (a)                                                    15,429          103,991
                                KVH Industries, Inc. (a)                                     6,900           47,127
                                Loral Space & Communications Ltd. (a)                        5,800          149,350
                                NETGEAR, Inc. (a)                                           18,500          266,585
                                Network Equipment Technologies, Inc. (a)                    17,200           73,272
                                Novatel Wireless, Inc. (a)                                  16,700          150,634
                                Oplink Communications, Inc. (a)                             10,902          124,283
                                PC-Tel, Inc. (a)                                            10,300           55,105
                                Plantronics, Inc.                                           25,899          489,750
                                Polycom, Inc. (a)                                           44,800          908,096
                                Power-One, Inc. (a)                                         41,200           61,388
                                Riverbed Technology, Inc. (a)                               29,400          681,786
                                SeaChange International, Inc. (a)                           16,200          130,086
                                Shoretel, Inc. (a)                                          22,009          176,072

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
                                Sonus Networks, Inc. (a)                                   110,300   $      177,583
                                Starent Networks Corp. (a)(b)                               20,800          507,728
                                Switch and Data Facilities Co., Inc. (a)                    10,800          126,684
                                Sycamore Networks, Inc. (a)                                105,600          330,528
                                Syniverse Holdings, Inc. (a)                                36,300          581,889
                                Tekelec (a)                                                 35,400          595,782
                                Viasat, Inc. (a)                                            14,301          366,678
                                                                                                     --------------
                                                                                                         13,678,188
                                                                                                     --------------
COMPUTER SERVICES SOFTWARE &    3PAR, Inc. (a)                                              14,300          177,320
SYSTEMS - 6.8%                  ACI Worldwide, Inc. (a)(c)                                  18,685          260,842
                                AMICAS, Inc. (a)                                            17,200           47,816
                                ActivIdentity Corp. (a)                                     27,600           69,828
                                Actuate Corp. (a)                                           23,900          114,242
                                Acxiom Corp.                                                36,000          317,880
                                American Reprographics Co. (a)                              19,400          161,408
                                American Software Class A                                   12,100           69,696
                                ArcSight, Inc. (a)                                          10,200          181,254
                                Ariba, Inc. (a)                                             47,480          467,203
                                Art Technology Group, Inc. (a)                              67,700          257,260
                                AsiaInfo Holdings, Inc. (a)                                 15,300          263,313
                                Avid Technology, Inc. (a)                                   15,800          211,878
                                Blackbaud, Inc.                                             23,426          364,274
                                Blackboard, Inc. (a)                                        16,800          484,848
                                Blue Coat Systems, Inc. (a)                                 20,900          345,686
                                Bottomline Technologies, Inc. (a)                           14,200          127,942
                                CACI International, Inc. Class A (a)                        15,900          679,089
                                CSG Systems International, Inc. (a)                         18,800          248,912
                                Callidus Software, Inc. (a)                                 15,500           44,175
                                China Information Security Technology, Inc. (a)             14,400           41,184
                                China Transinfo Technology (a)                               4,600           21,528
                                Chordiant Software, Inc. (a)                                16,140           58,588
                                Ciber, Inc. (a)                                             38,802          120,286
                                ComScore, Inc. (a)                                          12,000          159,840
                                CommVault Systems, Inc. (a)                                 22,400          371,392
                                Compellent Technologies, Inc. (a)                            9,400          143,350
                                Computer Task Group, Inc. (a)                                9,200           56,120
                                Concur Technologies, Inc. (a)                               21,000          652,680
                                DealerTrack Holdings, Inc. (a)                              20,900          355,300
                                Delrek, Inc. (a)                                             5,329           23,128
                                DemandTec, Inc. (a)                                         10,700           94,160
                                Digital River, Inc. (a)                                     20,300          737,296
                                DivX, Inc. (a)                                              18,600          102,114
                                Double-Take Software, Inc. (a)                               9,200           79,580
                                EPIQ Systems, Inc. (a)                                      16,717          256,606
                                EarthLink, Inc. (a)                                         57,400          425,334

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
                                Ebix, Inc. (a)                                               3,600   $      112,752
                                eLoyalty Corp. (a)                                           4,300           33,884
                                Entrust, Inc. (a)                                           29,000           52,490
                                Epicor Software Corp. (a)                                   24,000          127,200
                                ePlus, Inc. (a)                                              1,700           24,769
                                FalconStor Software, Inc. (a)                               18,909           89,818
                                GSE Systems, Inc. (a)                                        9,100           61,425
                                GSI Commerce, Inc. (a)                                      13,300          189,525
                                Gartner, Inc. Class A (a)                                   31,679          483,422
                                The Hackett Group, Inc. (a)                                 20,600           47,998
                                i2 Technologies, Inc. (a)                                    8,300          104,165
                                iGate Corp.                                                 11,600           76,792
                                Imergent, Inc.                                               3,500           24,500
                                infoGROUP, Inc.                                             17,361           99,131
                                Informatica Corp. (a)                                       46,600          801,054
                                Infospace, Inc. (a)                                         18,700          123,981
                                Integral Systems, Inc. (a)                                   8,882           73,898
                                Interactive Intelligence, Inc. (a)                           6,700           82,142
                                Internap Network Services Corp. (a)                         27,090           94,544
                                Internet Brands, Inc. Class A (a)                           15,500          108,500
                                Internet Capital Group, Inc. (a)                            19,600          131,908
                                JDA Software Group, Inc. (a)                                14,108          211,056
                                Kenexa Corp. (a)                                            12,000          138,840
                                Keynote Systems, Inc. (a)                                    6,600           50,424
                                Lawson Software, Inc. (a)                                   72,700          405,666
                                Limelight Networks, Inc. (a)                                15,200           66,880
                                Lionbridge Technologies, Inc. (a)                           34,300           63,112
                                LivePerson, Inc. (a)                                        20,800           83,200
                                MSC.Software Corp. (a)                                      24,300          161,838
                                Manhattan Associates, Inc. (a)                              12,739          232,105
                                Mantech International Corp. Class A (a)                     11,600          499,264
                                Mentor Graphics Corp. (a)                                   51,500          281,705
                                Mercury Computer Systems, Inc. (a)                          12,156          112,443
                                MicroStrategy, Inc. Class A (a)                              4,800          241,056
                                Moduslink Global Solutions, Inc. (a)                        24,480          167,933
                                Monotype Imaging Holdings, Inc. (a)                         12,600           85,806
                                NCI, Inc. Class A (a)                                        3,400          103,428
                                NIC, Inc.                                                   27,900          188,883
                                Ness Technologies, Inc. (a)                                 20,700           80,937
                                NetScout Systems, Inc. (a)                                  12,500          117,250
                                NetSuite, Inc. (a)                                           8,500          100,385
                                Omniture, Inc. (a)                                          36,102          453,441
                                OpenTV Corp. (a)                                            45,300           59,796
                                OpenTable, Inc. (a)                                          1,500           45,255
                                Openwave Systems, Inc. (a)                                  47,200          105,728
                                Opnet Technologies, Inc.                                     6,622           60,658
                                PAR Technology Corp. (a)                                     4,200           26,838

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
                                PROS Holdings, Inc. (a)                                      9,700   $       78,764
                                Parametric Technology Corp. (a)                             61,660          720,805
                                Pegasystems, Inc.                                            7,900          208,402
                                Perficient, Inc. (a)                                        15,300          106,947
                                Perot Systems Corp. Class A (a)                             47,100          674,943
                                Pervasive Software Inc. (a)                                  7,500           45,675
                                Phoenix Technologies Ltd. (a)                               15,600           42,276
                                Progress Software Corp. (a)                                 21,708          459,558
                                QAD, Inc.                                                    6,200           20,150
                                Quest Software, Inc. (a)                                    34,800          485,112
                                Rackspace Hosting, Inc. (a)                                 35,200          487,872
                                Radiant Systems, Inc. (a)                                   14,700          122,010
                                RealNetworks, Inc. (a)                                      45,000          134,550
                                RightNow Technologies, Inc. (a)                             11,100          130,980
                                SAVVIS, Inc. (a)                                            19,680          225,533
                                SPSS, Inc. (a)                                               9,789          326,659
                                SRA International, Inc. Class A (a)                         22,300          391,588
                                SYNNEX Corp. (a)                                            10,100          252,399
                                Saba Software, Inc. (a)                                     12,000           46,200
                                Sapient Corp. (a)                                           45,992          289,290
                                Smith Micro Software, Inc. (a)                              14,500          142,390
                                SolarWinds, Inc. (a)                                         6,200          102,238
                                Solera Holdings, Inc. (a)                                   37,000          939,800
                                SonicWALL, Inc. (a)                                         28,741          157,501
                                Sourcefire, Inc. (a)                                        12,285          152,211
                                Stanley, Inc. (a)                                            6,400          210,432
                                SuccessFactors, Inc. (a)                                    19,400          178,092
                                SumTotal Systems, Inc. (a)                                  15,800           75,998
                                Support.com Inc. (a)                                        24,800           54,064
                                Synchronoss Technologies, Inc. (a)                          10,700          131,289
                                Syntel, Inc.                                                 6,783          213,258
                                TIBCO Software, Inc. (a)                                    95,400          684,018
                                TNS, Inc. (a)                                               13,400          251,250
                                Taleo Corp. Class A (a)                                     17,100          312,417
                                TechTarget, Inc. (a)                                         6,200           24,800
                                TeleCommunication Systems, Inc. Class A (a)                 20,000          142,200
                                Terremark Worldwide, Inc. (a)                               26,460          152,939
                                Tier Technologies, Inc. Class B (a)                          8,800           67,584
                                Tyler Technologies, Inc. (a)                                16,100          251,482
                                Ultimate Software Group, Inc. (a)                           13,000          315,120
                                Unica Corp. (a)                                              6,600           36,168
                                Unisys Corp. (a)                                           200,100          302,151
                                United Online, Inc.                                         44,028          286,622
                                VASCO Data Security International, Inc. (a)                 14,300          104,533
                                VeriFone Holdings, Inc. (a)                                 39,400          295,894
                                Vignette Corp. (a)                                          12,980          170,687

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
                                Virtusa Corp. (a)                                            6,500   $       52,195
                                Web.Com Group, Inc. (a)                                     15,000           84,450
                                Websense, Inc. (a)                                          23,702          422,844
                                Wind River Systems, Inc. (a)                                36,500          418,290
                                Zix Corp. (a)                                               31,200           46,800
                                                                                                     --------------
                                                                                                         27,710,607
                                                                                                     --------------
COMPUTER TECHNOLOGY - 1.2%      Adaptec, Inc. (a)                                           65,100          172,515
                                Cray, Inc. (a)                                              17,700          139,476
                                Data Domain, Inc. (a)                                       25,200          840,420
                                Dynamics Research Corp. (a)                                  4,200           42,042
                                Imation Corp.                                               15,900          120,999
                                Immersion Corp. (a)                                         15,000           74,100
                                Intermec, Inc. (a)                                          33,209          428,396
                                Isilon Systems, Inc. (a)                                    13,100           55,544
                                Netezza Corp. (a)                                           26,000          216,320
                                Palm, Inc. (a)(b)                                           73,388        1,216,039
                                Quantum Corp. (a)                                          103,800           86,154
                                Radisys Corp. (a)                                           12,442          112,102
                                Rimage Corp. (a)                                             5,000           83,050
                                STEC, Inc. (a)(b)                                           12,900          299,151
                                Safeguard Scientifics, Inc. (a)                             54,800           72,336
                                Silicon Graphics International Corp. (a)                    15,800           71,732
                                Stratasys, Inc. (a)                                         10,900          119,791
                                Super Micro Computer, Inc. (a)                              11,400           87,324
                                Synaptics, Inc. (a)(b)                                      18,300          707,295
                                                                                                     --------------
                                                                                                          4,944,786
                                                                                                     --------------
CONSTRUCTION - 0.6%             EMCOR Group, Inc. (a)                                       35,272          709,673
                                Granite Construction, Inc.                                  18,237          606,927
                                Great Lakes Dredge & Dock Corp.                             19,800           94,644
                                Insituform Technologies, Inc. Class A (a)                   20,738          351,924
                                Orion Marine Group, Inc. (a)                                11,500          218,500
                                Sterling Construction Co., Inc. (a)                          7,600          115,976
                                Tutor Perini Corp. (a)                                      13,400          232,624
                                                                                                     --------------
                                                                                                          2,330,268
                                                                                                     --------------
CONSUMER ELECTRONICS - 0.2%     Audiovox Corp. Class A (a)                                   9,185           53,824
                                Ipass, Inc. (a)                                             24,400           39,040
                                TiVo, Inc. (a)                                              55,794          584,721
                                Universal Electronics, Inc. (a)                              7,386          148,976
                                                                                                     --------------
                                                                                                            826,561
                                                                                                     --------------
CONSUMER LENDING - 0.5%         Advance America, Cash Advance Centers, Inc.                 22,600          100,118
                                Asset Acceptance Capital Corp. (a)                           7,900           60,751
                                Cash America International, Inc.                            16,119          377,023
                                Credit Acceptance Corp. (a)                                  3,162           69,090
                                Dollar Financial Corp. (a)                                  12,700          175,133
                                Encore Capital Group, Inc. (a)                               7,200           95,400

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
                                First Cash Financial Services, Inc. (a)                     12,700   $      222,504
                                The First Marblehead Corp. (a)                              33,000           66,660
                                MGIC Investment Corp.                                       68,500          301,400
                                MoneyGram International, Inc. (a)                           41,400           73,692
                                Nelnet, Inc. Class A (a)                                     9,900          134,541
                                Portfolio Recovery Associates, Inc. (a)(b)                   8,400          325,332
                                QC Holdings, Inc.                                            2,900           14,906
                                Tree.com, Inc. (a)                                           3,000           28,800
                                World Acceptance Corp. (a)                                   8,700          173,217
                                                                                                     --------------
                                                                                                          2,218,567
                                                                                                     --------------
CONSUMER SERVICES:              Coinstar, Inc. (a)                                          15,992          426,986
MISCELLANEOUS - 0.6%            Core-Mark Holdings Co., Inc. (a)                             5,000          130,300
                                Jackson Hewitt Tax Service, Inc.                            15,200           95,152
                                The Knot, Inc. (a)                                          15,800          124,504
                                Mercadolibre, Inc. (a)                                      13,800          370,944
                                Move, Inc. (a)                                              85,400          184,464
                                Nutri/System, Inc.                                          16,400          237,800
                                Pre-Paid Legal Services, Inc. (a)                            4,160          181,334
                                Sotheby's Holdings, Inc. Class A (b)                        35,836          505,646
                                Steiner Leisure Ltd. (a)                                     7,900          241,187
                                                                                                     --------------
                                                                                                          2,498,317
                                                                                                     --------------
CONTAINERS & PACKAGING - 0.5%   AEP Industries, Inc. (a)                                     2,700           71,253
                                Bway Holding Co. (a)                                         4,000           70,120
                                Graphic Packaging Holding Co. (a)                           56,300          103,029
                                Myers Industries, Inc.                                      16,852          140,209
                                Rock-Tenn Co. Class A                                       20,480          781,517
                                Silgan Holdings, Inc.                                       14,300          701,129
                                                                                                     --------------
                                                                                                          1,867,257
                                                                                                     --------------
COSMETICS - 0.1%                Bare Escentuals, Inc. (a)                                   36,100          320,207
                                Elizabeth Arden, Inc. (a)                                   12,893          112,556
                                Inter Parfums, Inc.                                          7,450           54,683
                                Revlon, Inc., Class A (a)                                    9,600           52,224
                                                                                                     --------------
                                                                                                            539,670
                                                                                                     --------------
DIVERSIFIED FINANCIAL           American Physicians Service Group, Inc.                      3,200           72,608
SERVICES - 0.5%                 Broadpoint Gleacher Securities, Inc. (a)                    20,400          113,832
                                Cheviot Financial Corp.                                      1,100            8,800
                                CompuCredit Corp. (a)(b)                                     8,689           19,985
                                Duff & Phelps Corp.                                          9,000          160,020
                                Evercore Partners, Inc. Class A                              5,200          102,128
                                FBR Capital Markets Corp. (a)                                7,700           36,190
                                FCStone Group, Inc. (a)                                     14,200           56,090
                                First California Financial Group (a)                         2,400           14,808
                                Main Street Capital Corp.                                    3,500           47,915
                                Piper Jaffray Cos. (a)                                      10,500          458,535

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
                                Rewards Network, Inc. (a)                                   11,800   $       44,604
                                Sanders Morris Harris Group, Inc.                            9,600           52,800
                                Stifel Financial Corp. (a)                                  14,549          699,661
                                Thomas Weisel Partners Group, Inc. (a)                      10,600           63,812
                                Triangle Capital Corp.                                       4,600           50,232
                                                                                                     --------------
                                                                                                          2,002,020
                                                                                                     --------------
DIVERSIFIED MANUFACTURING       A.M. Castle & Co.                                            8,700          105,096
OPERATIONS - 0.2%               Barnes Group, Inc.                                          25,014          297,416
                                Federal Signal Corp.                                        26,059          199,351
                                Raven Industries, Inc.                                       8,600          220,160
                                Standex International Corp.                                  6,631           76,920
                                Trimas Corp. (a)                                             7,900           26,623
                                                                                                     --------------
                                                                                                            925,566
                                                                                                     --------------
DIVERSIFIED MATERIALS &         Belden, Inc.                                                24,861          415,179
PROCESSING - 1.0%               Brady Corp.                                                 26,094          655,481
                                Cabot Microelectronics Corp. (a)                            12,500          353,625
                                Clarcor, Inc.                                               27,210          794,260
                                Encore Wire Corp.                                            9,750          208,163
                                Fushi Copperweld, Inc. (a)                                   8,000           66,160
                                GenTek, Inc. (a)                                             4,500          100,485
                                Hexcel Corp. (a)                                            51,262          488,527
                                Insteel Industries, Inc.                                     9,300           76,632
                                Koppers Holdings, Inc.                                      10,900          287,433
                                NL Industries, Inc.                                          3,634           26,819
                                Rogers Corp. (a)                                             8,555          173,068
                                Symyx Technologies, Inc. (a)                                18,179          106,347
                                Tredegar Corp.                                              15,545          207,059
                                Uranium Energy Corp. (a)                                    26,800           77,720
                                Zapata Corp. (a)                                             4,300           29,283
                                                                                                     --------------
                                                                                                          4,066,241
                                                                                                     --------------
DIVERSIFIED MEDIA - 0.0%        Belo Corp. Class A                                          47,200           84,488
                                EW Scripps Co.                                              13,200           27,588
                                Playboy Enterprises, Inc. Class B (a)                       11,907           29,887
                                                                                                     --------------
                                                                                                            141,963
                                                                                                     --------------
DIVERSIFIED RETAIL - 3.9%       1-800-FLOWERS.COM, Inc. Class A (a)                         14,024           26,926
                                99 Cents Only Stores (a)                                    25,100          340,858
                                America's Car Mart, Inc. (a)                                 5,300          108,650
                                AnnTaylor Stores Corp. (a)                                  32,200          256,956
                                Asbury Automotive Group, Inc.                               16,900          173,056
                                bebe Stores, Inc.                                           11,700           80,496
                                Big 5 Sporting Goods Corp.                                  11,600          128,296
                                Blue Nile, Inc. (a)                                          7,000          300,930
                                Books-A-Million, Inc.                                        3,100           22,041
                                Borders Group, Inc. (a)                                     24,100           88,688
                                Brown Shoe Co., Inc.                                        22,427          162,371
                                The Buckle, Inc. (b)                                        13,509          429,181

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
                                Build-A-Bear Workshop, Inc. (a)                              8,900   $       39,783
                                Cabela's, Inc. Class A (a)                                  21,000          258,300
                                The Cato Corp. Class A                                      14,795          258,025
                                Central Garden & Pet Co. Class A (a)                        33,234          327,355
                                Charlotte Russe Holding, Inc. (a)                           11,200          144,256
                                Charming Shoppes, Inc. (a)                                  61,740          229,673
                                The Children's Place Retail Stores, Inc. (a)                12,585          332,622
                                Christopher & Banks Corp.                                   19,228          129,020
                                Citi Trends, Inc. (a)                                        7,900          204,452
                                Coldwater Creek, Inc. (a)                                   30,400          184,224
                                Collective Brands, Inc. (a)                                 34,300          499,751
                                Conn's, Inc. (a)(b)                                          5,200           65,000
                                DSW, Inc. Class A (a)                                        7,100           69,935
                                Destination Maternity Corp. (a)                              2,900           48,372
                                Dillard's, Inc. Class A (b)                                 26,700          245,640
                                Dress Barn, Inc. (a)                                        23,990          343,057
                                drugstore.com, Inc. (a)                                     45,800           83,356
                                Ezcorp, Inc. (a)                                            24,200          260,876
                                The Finish Line, Inc. Class A                               22,580          167,544
                                Fred's, Inc.                                                21,435          270,081
                                Gaiam, Inc. (a)                                              9,567           52,331
                                Gander Mountain Co. (a)                                      2,100           12,600
                                Genesco, Inc. (a)                                           10,238          192,167
                                Group 1 Automotive, Inc.                                    12,632          328,685
                                Gymboree Corp. (a)                                          15,558          551,998
                                HSN, Inc. (a)                                               20,900          220,913
                                Haverty Furniture Cos., Inc.                                 9,436           86,339
                                hhgregg, Inc. (a)                                            5,900           89,444
                                Hibbett Sports, Inc. (a)                                    15,275          274,950
                                Hot Topic, Inc. (a)                                         23,481          171,646
                                Insight Enterprises, Inc. (a)                               24,798          239,549
                                Jo-Ann Stores, Inc. (a)                                     14,505          299,818
                                Jos. A. Bank Clothiers, Inc. (a)                             9,733          335,399
                                Lawson Products, Inc.                                        2,188           31,091
                                Lithia Motors, Inc. Class A                                  9,800           90,552
                                Lumber Liquidators, Inc. (a)                                 8,200          129,232
                                Men's Wearhouse, Inc.                                       28,200          540,876
                                Midas, Inc. (a)                                              7,542           79,040
                                Monro Muffler, Inc.                                          8,950          230,105
                                New York & Co. (a)                                          12,300           38,007
                                Nu Skin Enterprises, Inc. Class A                           26,426          404,318
                                OfficeMax, Inc.                                             40,100          251,828
                                Overstock.com, Inc. (a)                                      8,400          100,464
                                PC Connection, Inc. (a)                                      4,700           24,675
                                PC Mall, Inc. (a)                                            6,100           41,236
                                Pacific Sunwear of California, Inc. (a)                     35,400          119,298

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
                                The Pep Boys - Manny, Moe & Jack                            25,566   $      259,239
                                PetMed Express, Inc. (a)                                    12,500          187,875
                                Pier 1 Imports, Inc. (a)                                    43,599           86,762
                                PriceSmart, Inc.                                             9,000          150,750
                                Regis Corp.                                                 23,200          403,912
                                Retail Ventures, Inc. (a)                                   13,300           28,994
                                Rex Stores Corp. (a)                                         3,900           39,234
                                Rush Enterprises, Inc. Class A (a)                          17,600          205,040
                                Saks, Inc. (a)                                              65,100          288,393
                                Sally Beauty Co., Inc. (a)                                  50,100          318,636
                                School Specialty, Inc. (a)                                  10,054          203,191
                                Shoe Carnival, Inc. (a)                                      4,700           56,071
                                Shutterfly, Inc. (a)                                        11,500          160,425
                                Sonic Automotive, Inc.                                      14,000          142,240
                                Sport Supply Group, Inc.                                     4,400           37,796
                                Stage Stores, Inc.                                          20,250          224,775
                                Stamps.com, Inc. (a)                                         7,303           61,929
                                Stein Mart, Inc. (a)                                        13,424          118,937
                                Syms Corp. (a)                                               3,300           24,783
                                Systemax, Inc. (a)                                           5,100           60,741
                                The Talbots, Inc.                                           13,000           70,200
                                Ticketmaster Entertainment (a)                              19,600          125,832
                                Titan Machinery, Inc. (a)                                    7,000           88,830
                                Tractor Supply Co. (a)                                      19,100          789,212
                                Tuesday Morning Corp. (a)                                   15,990           53,886
                                Tween Brands, Inc. (a)                                      13,466           89,953
                                Ulta Salon Cosmetics & Fragrance, Inc. (a)                  14,800          164,576
                                The Wet Seal, Inc. Class A (a)                              50,500          155,035
                                Zale Corp. (a)(b)                                           10,700           36,808
                                Zumiez, Inc. (a)                                            10,400           83,304
                                                                                                     --------------
                                                                                                         15,933,691
                                                                                                     --------------
DRUG & GROCERY STORE            Arden Group, Inc. Class A                                      532           66,553
CHAINS - 0.7%                   Casey's General Stores, Inc.                                27,507          706,655
                                The Great Atlantic & Pacific Tea Co., Inc. (a)              18,027           76,615
                                Ingles Markets, Inc. Class A                                 6,764          103,083
                                Nash Finch Co.                                               6,877          186,092
                                The Pantry, Inc. (a)                                        12,000          199,200
                                Ruddick Corp.                                               22,869          535,821
                                Spartan Stores, Inc.                                        11,900          147,679
                                Susser Holdings Corp. (a)                                    4,100           45,879
                                Village Super Market, Inc. Class A                           3,300           98,175
                                Weis Markets, Inc.                                           5,900          197,768
                                Winn-Dixie Stores, Inc. (a)                                 29,600          371,184
                                                                                                     --------------
                                                                                                          2,734,704
                                                                                                     --------------

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
EDUCATION SERVICES - 0.7%       Ambassadors Group, Inc.                                     10,000   $      137,700
                                American Public Education, Inc. (a)                          9,600          380,256
                                Bridgepoint Education, Inc. (a)                              7,800          132,600
                                Capella Education Co. (a)                                    7,700          461,615
                                Chinacast Education Corp. (a)                               16,600          118,192
                                Corinthian Colleges, Inc. (a)(b)                            42,300          716,139
                                Franklin Covey Co. (a)                                       7,900           49,217
                                Grand Canyon Education, Inc. (a)                             8,200          137,596
                                K12, Inc. (a)(b)                                            12,400          267,220
                                Learning Tree International, Inc. (a)                        4,500           46,350
                                Lincoln Educational Services Corp. (a)                       5,000          104,650
                                Nobel Learning Communities, Inc. (a)                         2,900           33,263
                                The Princeton Review, Inc. (a)                               7,700           41,657
                                Renaissance Learning, Inc.                                   2,549           23,476
                                Rosetta Stone, Inc. (a)                                      3,600           98,784
                                Universal Technical Institute, Inc. (a)                     11,300          168,709
                                                                                                     --------------
                                                                                                          2,917,424
                                                                                                     --------------
ELECTRONIC COMPONENTS - 0.6%    3D Systems Corp. (a)                                         9,400           67,774
                                Acacia Research - Acacia Technologies (a)                   16,500          129,855
                                Checkpoint Systems, Inc. (a)                                20,823          326,713
                                Cogent, Inc. (a)                                            22,500          241,425
                                Methode Electronics, Inc.                                   20,180          141,664
                                Microvision, Inc. (a)(b)                                    37,100          113,897
                                Multi-Fineline Electronix, Inc. (a)                          5,100          109,140
                                NVE Corp. (a)                                                2,500          121,500
                                Park Electrochemical Corp.                                  10,949          235,732
                                ScanSource, Inc. (a)                                        14,200          348,184
                                Smart Modular Technologies WWH, Inc. (a)                    19,600           44,492
                                TTM Technologies, Inc. (a)                                  23,100          183,876
                                Technitrol, Inc.                                            21,961          142,088
                                Universal Display Corp. (a)(b)                              15,207          148,724
                                                                                                     --------------
                                                                                                          2,355,064
                                                                                                     --------------
ELECTRONIC ENTERTAINMENT -      DTS, Inc. (a)                                                9,300          251,751
0.2%                            Memsic, Inc. (a)                                            10,200           43,248
                                THQ, Inc. (a)                                               36,137          258,741
                                Take-Two Interactive Software, Inc.                         42,500          402,475
                                                                                                     --------------
                                                                                                            956,215
                                                                                                     --------------
ELECTRONICS - 0.5%              Agilysys, Inc.                                               6,763           31,650
                                American Science & Engineering, Inc.                         4,900          338,688
                                CPI International, Inc. (a)                                  3,900           33,891
                                Coherent, Inc. (a)                                          11,200          231,616
                                Daktronics, Inc. (b)                                        17,898          137,815
                                II-VI, Inc. (a)                                             13,220          293,087
                                IPG Photonics Corp. (a)                                     12,000          131,640
                                iRobot Corp. (a)                                            10,100          131,098

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
                                Newport Corp. (a)                                           19,335   $      111,950
                                Rofin-Sinar Technologies, Inc. (a)                          15,500          310,155
                                SRS Labs Inc. (a)                                            5,500           36,575
                                Spectrum Control, Inc. (a)                                   6,200           54,560
                                                                                                     --------------
                                                                                                          1,842,725
                                                                                                     --------------
ENERGY EQUIPMENT - 0.2%         Ascent Solar Technologies, Inc. (a)(b)                       7,800           60,996
                                Energy Conversion Devices, Inc. (a)(b)                      24,864          351,826
                                Evergreen Solar, Inc. (a)(b)                               103,200          223,944
                                FuelCell Energy, Inc. (a)(b)                                36,026          150,589
                                GT Solar International, Inc. (a)                            15,900           84,588
                                PowerSecure International, Inc. (a)                          9,200           39,192
                                Raser Technologies, Inc. (a)(b)                             27,100           75,880
                                                                                                     --------------
                                                                                                            987,015
                                                                                                     --------------
ENGINEERING & CONTRACTING       Argan, Inc. (a)                                              4,500           63,585
SERVICES - 0.3%                 Dycom Industries, Inc. (a)                                  21,102          233,599
                                ENGlobal Corp. (a)                                           8,700           42,804
                                Furmamite Corp. (a)                                         19,200           85,632
                                Hill International, Inc. (a)                                13,300           57,190
                                Integrated Electrical Services, Inc. (a)                     3,700           28,897
                                Layne Christensen Co. (a)                                   10,400          212,680
                                MYR Group, Inc. (a)                                          9,000          181,980
                                Michael Baker Corp. (a)                                      4,200          177,912
                                VSE Corp.                                                    2,100           54,936
                                                                                                     --------------
                                                                                                          1,139,215
                                                                                                     --------------
ENTERTAINMENT - 0.3%            Ascent Media Corp. Class A (a)                               7,400          196,692
                                CKX, Inc. (a)                                               32,000          226,880
                                Carmike Cinemas, Inc.                                        5,400           45,252
                                Cinemark Holdings, Inc.                                     17,900          202,628
                                Live Nation, Inc. (a)                                       43,900          213,354
                                LodgeNet Interactive Corp. (a)                               9,900           33,660
                                Reading International, Inc. Class A (a)                     10,800           49,140
                                Rentrak Corp. (a)                                            4,800           78,864
                                World Wrestling Entertainment, Inc.                         11,196          140,622
                                                                                                     --------------
                                                                                                          1,187,092
                                                                                                     --------------
FINANCIAL DATA & SYSTEMS -      Advent Software, Inc. (a)                                    8,600          281,994
1.2%                            Bankrate, Inc. (a)(b)                                        6,700          169,108
                                Cardtronics, Inc. (a)                                        6,900           26,289
                                Cass Information Systems, Inc.                               4,615          151,095
                                CyberSource Corp. (a)                                       37,364          571,669
                                Euronet Worldwide, Inc. (a)                                 25,850          501,232
                                Fair Isaac Corp.                                            26,100          403,506
                                Global Cash Access, Inc. (a)                                21,100          167,956
                                Heartland Payment Systems, Inc.                             20,800          199,056
                                Information Services Group, Inc. (a)                        11,600           34,916
                                Jack Henry & Associates, Inc.                               45,400          942,050

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
                                Net 1 UEPS Technologies, Inc. (a)                           19,900   $      270,441
                                Online Resources Corp. (a)                                  13,600           84,864
                                RiskMetrics Group, Inc. (a)                                 11,300          199,558
                                S1 Corp. (a)                                                28,222          194,732
                                Value Line, Inc.                                               300            9,861
                                Wright Express Corp. (a)                                    20,400          519,588
                                                                                                     --------------
                                                                                                          4,727,915
                                                                                                     --------------
FOODS - 1.2%                    American Dairy, Inc. (a)                                     4,400          174,504
                                American Italian Pasta Co. Class A (a)                      11,100          323,454
                                B&G Foods, Inc. Class A                                     10,800           90,828
                                China Biotics, Inc. (a)                                      3,500           37,730
                                Chiquita Brands International, Inc. (a)                     24,500          251,370
                                Diamond Foods, Inc.                                          9,100          253,890
                                Hain Celestial Group, Inc. (a)                              21,757          339,627
                                J&J Snack Foods Corp.                                        7,400          265,660
                                Lancaster Colony Corp.                                      10,599          467,098
                                Lance, Inc.                                                 15,300          353,889
                                Lifeway Foods, Inc. (a)                                      2,100           27,090
                                Medifast, Inc. (a)                                           6,500           74,490
                                Nutraceutical International Corp. (a)                        5,400           56,106
                                Omega Protein Corp. (a)                                     10,000           40,600
                                Overhill Farms, Inc. (a)                                     9,600           50,592
                                Schiff Nutrition International, Inc. (a)                     5,700           29,013
                                Seneca Foods Corp. (a)                                       3,300          110,286
                                Smart Balance, Inc. (a)                                     33,500          228,135
                                Synutra International, Inc. (a)(b)                          10,300          113,300
                                Tootsie Roll Industries, Inc. (b)                           12,957          293,994
                                TreeHouse Foods, Inc. (a)                                   16,700          480,459
                                United Natural Foods, Inc. (a)                              23,280          611,100
                                Zhongpin, Inc. (a)                                          10,400          107,744
                                                                                                     --------------
                                                                                                          4,780,959
                                                                                                     --------------
FOREST PRODUCTS - 0.1%          Deltic Timber Corp.                                          5,709          202,498
                                Universal Forest Products, Inc.                             10,434          345,261
                                                                                                     --------------
                                                                                                            547,759
                                                                                                     --------------
FORMS & BULK PRINTING           Bowne & Co., Inc.                                           15,480          100,775
SERVICES - 0.2%                 Consolidated Graphics, Inc. (a)                              5,200           90,584
                                Deluxe Corp.                                                27,300          349,713
                                Ennis, Inc.                                                 13,500          168,210
                                Innerworkings, Inc. (a)                                     12,100           57,475
                                M&F Worldwide Corp. (a)                                      6,100          122,000
                                Multi-Color Corp.                                            5,150           63,139
                                The Standard Register Co.                                    8,845           28,835
                                                                                                     --------------
                                                                                                            980,731
                                                                                                     --------------
FUNERAL PARLORS & CEMETERIES -  Matthews International Corp. Class A                        16,273          506,416
0.2%                            Stewart Enterprises, Inc. Class A                           43,924          211,714
                                                                                                     --------------
                                                                                                            718,130
                                                                                                     --------------

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
GAS PIPELINES - 0.0%            Crosstex Energy, Inc.                                       21,600   $       89,856
                                                                                                     --------------
GLASS - 0.0%                    Apogee Enterprises, Inc.                                    15,200          186,960
                                                                                                     --------------
GOLD - 0.2%                     Allied Nevada Gold Corp. (a)                                23,500          189,410
                                Coeur d'Alene Mines Corp. (a)                               37,270          458,421
                                US Gold Corp. (a)                                           45,300          119,592
                                                                                                     --------------
                                                                                                            767,423
                                                                                                     --------------
HEALTH CARE FACILITIES - 0.6%   Amsurg Corp. (a)                                            16,500          353,760
                                Assisted Living Concepts, Inc. (a)                           5,340           77,697
                                Capital Senior Living Corp. (a)                             11,200           50,960
                                Emeritus Corp. (a)                                          10,500          138,705
                                The Ensign Group, Inc.                                       5,531           78,706
                                Hanger Orthopedic Group, Inc. (a)                           12,900          175,311
                                Kindred Healthcare, Inc. (a)                                21,390          264,594
                                LCA-Vision, Inc. (a)                                        10,400           43,888
                                MedCath Corp. (a)                                            7,900           92,904
                                National Healthcare Corp.                                    4,000          151,760
                                Psychiatric Solutions, Inc. (a)                             30,000          682,200
                                Skilled Healthcare Group, Inc. Class A (a)                   9,600           72,000
                                Sun Healthcare Group, Inc. (a)                              23,300          196,652
                                Sunrise Senior Living, Inc. (a)                             23,874           39,392
                                US Physical Therapy, Inc. (a)                                6,300           92,925
                                                                                                     --------------
                                                                                                          2,511,454
                                                                                                     --------------
HEALTH CARE MANAGEMENT          AMERIGROUP Corp. (a)                                        28,100          754,485
SERVICES - 1.0%                 American Caresource Holdings, Inc. (a)                       5,400           20,196
                                American Dental Partners, Inc. (a)                           6,500           58,955
                                Bioscript, Inc. (a)                                         23,700          140,304
                                Catalyst Health Solutions, Inc. (a)                         19,400          483,836
                                Centene Corp. (a)                                           23,000          459,540
                                Computer Programs & Systems, Inc.                            5,100          195,381
                                Contiucare Corp. (a)                                        14,000           32,620
                                HealthSpring, Inc. (a)                                      26,200          284,532
                                Magellan Health Services, Inc. (a)                          18,900          620,298
                                MedQuist Inc.                                                4,100           24,928
                                Metropolitan Health Networks, Inc. (a)                      24,800           49,848
                                Molina Healthcare, Inc. (a)                                  7,200          172,224
                                National Research Corp.                                        700           17,080
                                Transcend Services, Inc. (a)                                 3,100           49,135
                                Triple-S Management Corp. (a)                               11,400          177,726
                                Universal American Financial Corp. (a)                      13,700          119,464
                                WellCare Health Plans, Inc. (a)                             22,400          414,176
                                                                                                     --------------
                                                                                                          4,074,728
                                                                                                     --------------
HEALTH CARE SERVICES - 1.8%     Air Methods Corp. (a)                                        5,800          158,688
                                Alliance Healthcare Services, Inc. (a)                      13,400           98,222
                                Allied Healthcare International, Inc. (a)                   27,200           59,024
                                Almost Family, Inc. (a)                                      3,800           99,218
                                Amedisys, Inc. (a)(b)                                       14,466          477,667

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
                                athenahealth, Inc. (a)(b)                                   18,100   $      669,881
                                CardioNet, Inc. (a)                                         12,500          204,000
                                Chemed Corp.                                                12,072          476,603
                                Corvel Corp. (a)                                             3,985           90,738
                                Eclipsys Corp. (a)                                          30,031          533,951
                                Emergency Medical Services Corp. (a)                         5,300          195,146
                                Gentiva Health Services, Inc. (a)                           15,212          250,390
                                HMS Holdings Corp. (a)                                      13,700          557,864
                                HealthSouth Corp. (a)                                       47,200          681,568
                                Healthways, Inc. (a)                                        18,400          247,480
                                IPC The Hospitalist Co., Inc. (a)                            8,500          226,865
                                LHC Group, Inc. (a)                                          8,100          179,901
                                Novamed Eyecare, Inc. (a)                                    9,500           37,525
                                Odyssey HealthCare, Inc. (a)                                17,600          180,928
                                Omnicell, Inc. (a)                                          16,900          181,675
                                PharMerica Corp. (a)                                        16,269          319,360
                                Phase Forward, Inc. (a)                                     23,500          355,085
                                Quality Systems, Inc. (b)                                   12,800          729,088
                                RehabCare Group, Inc. (a)                                    9,795          234,394
                                Res-Care, Inc. (a)                                          13,500          193,050
                                Virtual Radiologic Corp. (a)                                 3,400           30,702
                                                                                                     --------------
                                                                                                          7,469,013
                                                                                                     --------------
HEALTH CARE: MISCELLANEOUS -    MedAssets, Inc. (a)                                         20,900          406,505
0.1%                            The Providence Service Corp. (a)                             6,700           73,365
                                                                                                     --------------
                                                                                                            479,870
                                                                                                     --------------
HOME BUILDING - 0.2%            Beazer Homes USA, Inc. (a)(b)                               19,400           35,502
                                Brookfield Homes Corp. (b)                                   5,151           20,604
                                Hovnanian Enterprises, Inc. Class A (a)(b)                  27,200           64,192
                                M/I Homes, Inc. (a)                                          8,900           87,131
                                Meritage Homes Corp. (a)                                    16,800          316,848
                                Ryland Group, Inc.                                          23,400          392,184
                                Standard-Pacific Corp. (a)                                  53,700          109,011
                                                                                                     --------------
                                                                                                          1,025,472
                                                                                                     --------------
HOTEL/MOTEL - 0.2%              Gaylord Entertainment Co. (a)(b)                            17,955          228,208
                                Marcus Corp.                                                10,679          112,343
                                Morgans Hotel Group Co. (a)                                 12,300           47,109
                                Orient Express Hotels Ltd. Class A                          40,500          343,845
                                Red Lion Hotels Corp. (a)                                    8,600           41,280
                                                                                                     --------------
                                                                                                            772,785
                                                                                                     --------------
HOUSEHOLD APPLIANCE - 0.0%      National Presto Industries, Inc.                             2,550          194,055
                                                                                                     --------------

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
HOUSEHOLD EQUIPMENT &
PRODUCTS - 0.3%                 American Greetings Corp. Class A                            22,400   $      261,632
                                Blyth, Inc.                                                  3,225          105,748
                                CSS Industries, Inc.                                         3,991           81,337
                                Nivs Intellimedia Technology (a)                             2,900            8,584
                                Tupperware Corp.                                            33,274          865,789
                                                                                                     --------------
                                                                                                          1,323,090
                                                                                                     --------------
HOUSEHOLD FURNISHINGS - 0.3%    American Woodmark Corp.                                      5,600          134,120
                                Ethan Allen Interiors, Inc. (b)                             13,100          135,716
                                Furniture Brands International, Inc.                        22,200           67,266
                                Hooker Furniture Corp.                                       5,400           61,992
                                Kirkland's, Inc. (a)                                         7,300           87,673
                                La-Z-Boy, Inc.                                              27,500          129,800
                                Sealy Corp. (a)                                             23,500           46,060
                                Stanley Furniture Co., Inc.                                  5,100           55,029
                                Tempur-Pedic International, Inc. (b)                        40,100          524,107
                                                                                                     --------------
                                                                                                          1,241,763
                                                                                                     --------------
INSURANCE: LIFE - 0.4%          American Equity Investment Life Holding Co.                 28,700          160,146
                                Citizens, Inc. (a)(b)                                       16,600          100,928
                                Conseco, Inc. (a)                                          101,800          241,266
                                Delphi Financial Group, Inc. Class A                        23,005          446,987
                                FBL Financial Group, Inc. Class A                            6,925           57,201
                                Independence Holding Co.                                     1,640           10,430
                                Kansas City Life Insurance Co.                               2,242           60,332
                                Life Partners Holdings, Inc. (b)                             3,900           55,302
                                National Western Life Insurance Co. Class A                  1,188          138,699
                                The Phoenix Cos., Inc. (a)                                  61,800          103,206
                                Presidential Life Corp.                                     11,093           83,974
                                                                                                     --------------
                                                                                                          1,458,471
                                                                                                     --------------
INSURANCE: MULTI-LINE - 0.8%    AMBAC Financial Group, Inc. (b)                            153,700          141,404
                                Assured Guaranty Ltd.                                       32,100          397,398
                                Crawford & Co. Class B (a)                                  12,609           60,523
                                Eastern Insurance Holdings, Inc.                             4,800           45,168
                                eHealth, Inc. (a)                                           13,200          233,112
                                Flagstone Reinsurance Holdings Ltd.                         21,900          225,570
                                Horace Mann Educators Corp.                                 21,268          212,042
                                Maiden Holdings Ltd.                                        26,600          174,496
                                Max Capital Group Ltd.                                      24,300          448,578
                                Pico Holdings, Inc. (a)                                     10,297          295,524
                                Platinum Underwriters Holdings Ltd.                         27,300          780,507
                                Primus Guaranty Ltd. (a)                                    12,700           29,972
                                                                                                     --------------
                                                                                                          3,044,294
                                                                                                     --------------
INSURANCE: PROPERTY-            AmTrust Financial Services, Inc.                            11,800          134,520
CASUALTY - 2.2%                 American Physicians Capital, Inc.                            3,956          154,916
                                American Safety Insurance Holdings Ltd. (a)                  4,600           62,606
                                Amerisafe, Inc. (a)                                         10,100          157,156
                                Argo Group International Holdings Ltd. (a)                  16,479          465,037

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
                                Baldwin & Lyons, Inc. Class B                                4,332   $       85,340
                                CNA Surety Corp. (a)                                         8,786          118,523
                                Donegal Group, Inc. Class A                                  5,744           87,366
                                EMC Insurance Group, Inc.                                    2,600           54,106
                                Employers Holdings, Inc.                                    25,380          343,899
                                Enstar Group Ltd. (a)                                        3,500          205,975
                                FPIC Insurance Group, Inc. (a)                               4,300          131,666
                                First Acceptance Corp. (a)                                   8,277           17,630
                                First Mercury Financial Corp.                                7,600          104,652
                                Greenlight Capital Re Ltd. (a)                              15,100          261,381
                                Hallmark Financial Services, Inc. (a)                        4,500           32,175
                                Harleysville Group, Inc.                                     7,462          210,578
                                Hilltop Holdings, Inc. (a)                                  20,372          241,816
                                IPC Holdings, Ltd.                                          29,800          814,732
                                Infinity Property & Casualty Corp.                           7,500          273,450
                                Meadowbrook Insurance Group, Inc.                           32,052          209,300
                                Mercer Insurance Group, Inc.                                 2,700           42,930
                                Montpelier Re Holdings Ltd.                                 46,900          623,301
                                NYMAGIC, Inc.                                                2,400           33,312
                                National Interstate Corp.                                    3,300           50,094
                                Navigators Group, Inc. (a)                                   6,900          306,567
                                PMA Capital Corp. Class A (a)                               16,806           76,467
                                The PMI Group, Inc.                                         37,900           75,042
                                ProAssurance Corp. (a)(c)                                   17,623          814,359
                                RLI Corp.                                                   10,264          459,827
                                Radian Group, Inc.                                          43,800          119,136
                                Safety Insurance Group, Inc.                                 6,700          204,752
                                SeaBright Insurance Holdings, Inc. (a)                      11,100          112,443
                                Selective Insurance Group, Inc.                             28,208          360,216
                                State Auto Financial Corp.                                   7,412          129,710
                                Stewart Information Services Corp.                           9,222          131,414
                                Tower Group, Inc.                                           21,486          532,423
                                United America Indemnity, Ltd. (a)                          18,641           89,290
                                United Fire & Casualty Co.                                  11,900          204,085
                                Universal Insurance Holdings, Inc.                           6,300           31,626
                                Zenith National Insurance Corp.                             19,955          433,822
                                                                                                     --------------
                                                                                                          8,997,640
                                                                                                     --------------
LEISURE TIME - 0.6%             Bluegreen Corp. (a)                                          7,400           18,648
                                Callaway Golf Co.                                           34,700          175,929
                                Churchill Downs, Inc.                                        5,032          169,377
                                Great Wolf Resorts, Inc. (a)                                14,300           29,172
                                Interval Leisure Group, Inc. (a)                            20,700          192,924
                                Life Time Fitness, Inc. (a)                                 21,800          436,218
                                Orbitz Worldwide, Inc. (a)                                  18,000           34,200
                                Pool Corp. (b)                                              26,400          437,184
                                Smith & Wesson Holding Corp. (a)                            27,800          157,904

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
                                Speedway Motorsports, Inc.                                   6,955   $       95,701
                                Steinway Musical Instruments, Inc. (a)                       3,600           38,520
                                Sturm Ruger & Co., Inc.                                      9,900          123,156
                                Town Sports International Holdings, Inc. (a)                10,400           39,000
                                Universal Travel Group (a)                                   6,000           67,140
                                Vail Resorts, Inc. (a)(b)                                   15,656          419,894
                                West Marine, Inc. (a)                                        8,900           49,039
                                                                                                     --------------
                                                                                                          2,484,006
                                                                                                     --------------
LUXURY ITEMS - 0.2%             Fossil, Inc. (a)                                            24,900          599,592
                                Fuqi International, Inc. (a)(b)                              5,200          107,692
                                Movado Group, Inc.                                           8,500           89,590
                                                                                                     --------------
                                                                                                            796,874
                                                                                                     --------------
MACHINERY & ENGINEERING - 0.1%  Applied Industrial Technologies, Inc. (c)                   23,090          454,873
                                                                                                     --------------
MACHINERY: AGRICULTURAL - 0.1%  Alamo Group, Inc.                                            3,300           33,330
                                Lindsay Manufacturing Co. (b)                                6,613          218,890
                                                                                                     --------------
                                                                                                            252,220
                                                                                                     --------------
MACHINERY: CONSTRUCTION &       Astec Industries, Inc. (a)                                   9,617          285,528
HANDLING - 0.1%                 NACCO Industries, Inc. Class A                               2,887           82,915
                                                                                                     --------------
                                                                                                            368,443
                                                                                                     --------------
MACHINERY: ENGINES - 0.1%       Briggs & Stratton Corp. (b)                                 26,600          354,844
                                Harbin Electric, Inc. (a)                                    6,500          101,660
                                                                                                     --------------
                                                                                                            456,504
                                                                                                     --------------
MACHINERY: INDUSTRIAL - 0.9%    Actuant Corp. Class A (c)                                   30,300          369,660
                                Altra Holdings, Inc. (a)                                    14,200          106,358
                                Chart Industries, Inc. (a)                                  15,200          276,336
                                Colfax Corp. (a)                                            12,700           98,044
                                Columbus McKinnon Corp. (a)                                 10,036          126,955
                                DXP Enterprises, Inc. (a)                                    4,100           47,027
                                EnPro Industries, Inc. (a)                                  10,700          192,707
                                Flow International Corp. (a)                                20,100           47,235
                                Graham Corp.                                                 5,400           71,820
                                John Bean Technologies Corp.                                15,200          190,304
                                Kadant, Inc. (a)                                             6,770           76,433
                                MTS Systems Corp.                                            9,200          189,980
                                Middleby Corp. (a)                                           8,617          378,459
                                Nordson Corp.                                               18,210          703,999
                                Sauer-Danfoss, Inc.                                          5,973           36,614
                                Tecumseh Products Co. Class A (a)                            9,428           91,546
                                Tennant Co.                                                  9,974          183,422
                                Twin Disc, Inc.                                              4,300           29,283
                                Woodward Governor Co.                                       32,058          634,748
                                                                                                     --------------
                                                                                                          3,850,930
                                                                                                     --------------

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
MACHINERY: SPECIALTY - 0.1%     Albany International Corp. Class A                          15,574   $      177,232
                                Cascade Corp.                                                4,900           77,077
                                Hurco Companies, Inc. (a)                                    3,400           53,142
                                K-Tron International, Inc. (a)                               1,300          103,584
                                                                                                     --------------
                                                                                                            411,035
                                                                                                     --------------
MANUFACTURED HOUSING - 0.0%     Cavco Industries, Inc. (a)                                   3,400           86,122
                                Skyline Corp.                                                3,601           78,322
                                                                                                     --------------
                                                                                                            164,444
                                                                                                     --------------
MEDICAL & DENTAL INSTRUMENTS    ATS Medical, Inc. (a)                                       27,600           90,804
& SUPPLIES - 3.0%               Abiomed, Inc. (a)                                           16,500          145,530
                                Align Technology, Inc. (a)                                  31,600          334,960
                                Alphatec Holdings, Inc. (a)                                 14,100           46,812
                                American Medical Systems Holdings, Inc. (a)                 39,500          624,100
                                AngioDynamics, Inc. (a)                                     13,100          173,837
                                Atrion Corp.                                                   700           93,863
                                Bovie Medical Corp. (a)                                      9,900           86,229
                                CONMED Corp. (a)                                            15,528          240,995
                                Cantel Medical Corp. (a)                                     6,600          107,118
                                Cardiovascular Systems, Inc. (a)                             5,800           44,718
                                Conceptus, Inc. (a)(b)                                      16,300          275,470
                                CryoLife, Inc. (a)                                          14,700           81,438
                                Cutera, Inc. (a)                                             6,600           56,892
                                Delcath Systems Inc. (a)                                    13,800           49,404
                                ev3, Inc. (a)                                               37,932          406,631
                                Endologix, Inc. (a)                                         25,700           85,838
                                Exactech, Inc. (a)                                           4,000           58,000
                                Hansen Medical, Inc. (a)                                    11,700           57,798
                                Heartware International, Inc. (a)                            2,400           66,984
                                Home Diagnostics, Inc. (a)                                   5,500           33,770
                                I-Flow Corp. (a)                                            11,600           80,504
                                ICU Medical, Inc. (a)                                        6,750          277,763
                                Immucor, Inc. (a)                                           38,143          524,848
                                Insulet Corp. (a)                                           14,900          114,730
                                Integra LifeSciences Holdings Corp. (a)                     10,100          267,751
                                Invacare Corp.                                              14,922          263,373
                                Landauer, Inc.                                               4,978          305,351
                                MAKO Surgical Corp. (a)                                      7,800           70,356
                                Matrixx Initiatives, Inc. (a)                                4,300           24,037
                                Medical Action Industries, Inc. (a)                          7,450           85,303
                                Meridian Bioscience, Inc.                                   22,100          499,018
                                Merit Medical Systems, Inc. (a)                             14,910          243,033
                                Micrus Endovascular Corp. (a)                                8,400           75,936
                                Neogen Corp. (a)                                             7,500          217,350
                                NuVasive, Inc. (a)                                          19,400          865,240
                                OraSure Technologies, Inc. (a)                              24,659           60,908

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
                                Orthofix International NV (a)                                9,100   $      227,591
                                Orthovita, Inc. (a)                                         33,700          173,555
                                Owens & Minor, Inc.                                         22,198          972,716
                                PSS World Medical, Inc. (a)                                 31,973          591,820
                                Quidel Corp. (a)                                            14,700          214,032
                                Rochester Medical Corp. (a)                                  5,000           67,000
                                Rockwell Medical Technologies, Inc. (a)                      7,000           52,850
                                Steris Corp.                                                31,100          811,088
                                SurModics, Inc. (a)                                          8,283          187,444
                                Symmetry Medical, Inc. (a)                                  19,100          178,012
                                Synovis Life Technologies, Inc. (a)                          6,100          126,697
                                Trans1, Inc. (a)                                             6,700           41,741
                                Utah Medical Products, Inc.                                  1,600           42,736
                                Vascular Solutions, Inc. (a)                                 9,200           71,944
                                Volcano Corp. (a)                                           25,700          359,286
                                West Pharmaceutical Services, Inc.                          17,376          605,554
                                Wright Medical Group, Inc. (a)                              20,800          338,208
                                Young Innovations, Inc.                                      2,700           58,833
                                                                                                     --------------
                                                                                                         12,257,799
                                                                                                     --------------
MEDICAL EQUIPMENT - 1.9%        Abaxis, Inc. (a)                                            11,700          240,318
                                Accuray, Inc. (a)(b)                                        22,100          147,407
                                Affymetrix, Inc. (a)                                        37,800          224,154
                                Analogic Corp.                                               6,972          257,615
                                Aspect Medical Systems, Inc. (a)                            10,500           62,055
                                Bruker BioSciences Corp. (a)                                26,487          245,270
                                Cardiac Science Corp. (a)                                   10,300           41,406
                                Clarient, Inc. (a)                                          17,700           65,844
                                Cyberonics, Inc. (a)                                        14,569          242,282
                                Cynosure, Inc. Class A (a)                                   5,200           39,780
                                DexCom, Inc. (a)                                            25,600          158,464
                                Dionex Corp. (a)                                             9,631          587,780
                                Electro-Optical Sciences, Inc. (a)                          10,300           80,237
                                Enteromedics, Inc. (a)                                       9,900           32,967
                                Greatbatch, Inc. (a)                                        12,400          280,364
                                Haemonetics Corp. (a)                                       13,672          779,304
                                IRIS International, Inc. (a)                                 9,600          113,280
                                Luminex Corp. (a)                                           22,651          419,950
                                Masimo Corp. (a)                                            27,400          660,614
                                Merge Healthcare, Inc. (a)                                  12,900           55,470
                                Natus Medical, Inc. (a)                                     14,600          168,484
                                NxStage Medical, Inc. (a)                                   12,200           71,980
                                OSI Systems, Inc. (a)                                        8,300          173,055
                                Palomar Medical Technologies, Inc. (a)                       9,700          142,202
                                Sirona Dental Systems, Inc. (a)                              9,100          181,909
                                Somanetics Corp. (a)                                         6,400          105,664
                                SonoSite, Inc. (a)                                           9,115          182,847

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
                                Spectranetic Corp. (a)                                      17,200   $       84,796
                                Stereotaxis, Inc. (a)(b)                                    14,000           54,320
                                Thoratec Corp. (a)                                          30,047          804,659
                                Tomotherapy, Inc. (a)                                       21,900           60,225
                                Varian, Inc. (a)                                            15,435          608,602
                                Vital Images, Inc. (a)                                       7,700           87,395
                                Zoll Medical Corp. (a)                                      11,322          218,967
                                                                                                     --------------
                                                                                                          7,679,666
                                                                                                     --------------
MEDICAL SERVICES - 0.3%         America Service Group, Inc. (a)                              4,800           77,136
                                Bio-Reference Labs, Inc. (a)                                 6,300          199,143
                                eResearch Technology, Inc. (a)                              22,750          141,278
                                Genoptix, Inc. (a)                                           9,300          297,507
                                Kendle International, Inc. (a)                               7,600           93,024
                                Nighthawk Radiology Holdings, Inc. (a)                      11,300           41,810
                                Parexel International Corp. (a)                             31,294          450,008
                                RadNet, Inc. (a)                                            14,700           33,075
                                                                                                     --------------
                                                                                                          1,332,981
                                                                                                     --------------
METAL FABRICATING - 0.7%        Ampco-Pittsburgh Corp.                                       4,500          105,525
                                Dynamic Materials Corp.                                      6,800          131,104
                                The Eastern Co.                                              3,600           59,400
                                Hawk Corp. Class A (a)                                       2,600           36,010
                                Haynes International, Inc. (a)                               6,400          151,680
                                Kaydon Corp.                                                17,826          580,415
                                L.B. Foster Co. Class A (a)                                  5,400          162,378
                                Mueller Industries, Inc.                                    20,282          421,866
                                Mueller Water Products, Inc. Series A                       61,860          231,356
                                Northwest Pipe Co. (a)                                       4,900          170,324
                                Omega Flex, Inc.                                             1,300           19,708
                                RBC Bearings, Inc. (a)                                      11,600          237,220
                                RTI International Metals, Inc. (a)                          12,413          219,338
                                Worthington Industries, Inc.                                31,700          405,443
                                                                                                     --------------
                                                                                                          2,931,767
                                                                                                     --------------
METALS & MINERALS               AMCOL International Corp.                                   12,273          264,851
DIVERSIFIED - 0.3%              Brush Engineered Materials, Inc. (a)                        10,811          181,084
                                General Moly, Inc. (a)                                      33,400           74,148
                                Hecla Mining Co. (a)(b)                                    113,600          304,448
                                Minerals Technologies, Inc.                                 10,053          362,109
                                Oil-Dri Corp. of America                                     2,500           37,125
                                Paramount Gold and Silver Corp. (a)                         30,900           46,968
                                United States Lime & Minerals Inc. (a)                         800           33,936
                                Uranerz Energy Corp. (a)                                    28,100           52,828
                                                                                                     --------------
                                                                                                          1,357,497
                                                                                                     --------------

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
OFFICE SUPPLIES &               ACCO Brands Corp. (a)                                       28,800   $       81,216
EQUIPMENT - 0.4%                Electronics for Imaging, Inc. (a)                           27,139          289,302
                                HNI Corp.                                                   24,000          433,440
                                Herman Miller, Inc.                                         29,400          450,996
                                Kimball International, Inc. Class B                         16,974          105,918
                                Knoll, Inc.                                                 25,400          192,532
                                Steelcase, Inc. Class A                                     37,400          217,668
                                                                                                     --------------
                                                                                                          1,771,072
                                                                                                     --------------
OFFSHORE DRILLING & OTHER       Hercules Offshore, Inc. (a)                                 46,000          182,620
SERVICES - 0.1%                 Vantage Drilling Co. (a)                                    19,200           33,600
                                                                                                     --------------
                                                                                                            216,220
                                                                                                     --------------
OIL WELL EQUIPMENT              Allis-Chalmers Energy, Inc. (a)(b)                          14,900           34,419
& SERVICES - 1.3%               Basic Energy Services, Inc. (a)                             11,300           77,179
                                Bolt Technology Corp. (a)                                    4,700           52,828
                                Boots & Coots, Inc. (a)                                     46,300           64,357
                                Bronco Drilling Co., Inc. (a)                               12,700           54,356
                                CARBO Ceramics, Inc. (b)                                    10,202          348,908
                                Cal Dive International, Inc. (a)                            23,974          206,896
                                Complete Production Services, Inc. (a)                      32,000          203,520
                                Dawson Geophysical Co. (a)                                   4,200          125,370
                                Dril-Quip, Inc. (a)                                         15,376          585,826
                                Geokinetics, Inc. (a)                                        2,600           35,490
                                Global Industries Ltd. (a)                                  54,400          307,904
                                Gulf Island Fabrication, Inc.                                6,517          103,164
                                Hornbeck Offshore Services, Inc. (a)                        12,240          261,814
                                ION Geophysical Corp. (a)                                   47,446          121,936
                                Key Energy Services, Inc. (a)                               65,300          376,128
                                Lufkin Industries, Inc.                                      7,900          332,195
                                Matrix Service Co. (a)                                      14,000          160,720
                                NATCO Group, Inc. Class A (a)                               10,700          352,244
                                Natural Gas Services Group (a)                               6,500           86,450
                                Newpark Resources, Inc. (a)                                 47,420          135,147
                                OYO Geospace Corp. (a)                                       2,200           56,452
                                Parker Drilling Co. (a)                                     63,481          275,508
                                Pioneer Drilling Co. (a)                                    21,600          103,464
                                RPC, Inc.                                                   15,200          126,920
                                Sulphco, Inc. (a)(b)                                        21,500           19,780
                                Superior Well Services, Inc. (a)                             8,100           48,195
                                T-3 Energy Services, Inc. (a)                                6,600           78,606
                                Tetra Technologies, Inc. (a)                                39,700          316,012
                                Union Drilling, Inc. (a)                                     5,600           37,072
                                Willbros Group, Inc. (a)                                    21,100          263,961
                                                                                                     --------------
                                                                                                          5,352,821
                                                                                                     --------------

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
OIL: CRUDE PRODUCERS - 1.8%     APCO Argentina, Inc.                                         4,600   $       88,458
                                ATP Oil & Gas Corp. (a)(b)                                  15,200          105,792
                                Approach Resources, Inc. (a)                                 7,400           51,060
                                Arena Resources, Inc. (a)                                   20,600          656,110
                                Atlas America, Inc.                                         18,187          325,001
                                BPZ Resources, Inc. (a)(b)                                  42,400          207,336
                                Berry Petroleum Co. Class A                                 22,902          425,748
                                Bill Barrett Corp. (a)                                      20,900          573,914
                                Brigham Exploration Co. (a)                                 43,700          152,513
                                CREDO Petroleum Corp. (a)                                    3,300           35,244
                                Carrizo Oil & Gas, Inc. (a)                                 15,300          262,395
                                Cheniere Energy, Inc. (a)                                   28,000           82,320
                                Clayton Williams Energy, Inc. (a)                            3,100           58,497
                                Contango Oil & Gas Co. (a)                                   6,300          267,687
                                Cubic Energy, Inc. (a)                                      11,400           12,312
                                Delta Petroleum Corp. (a)                                   98,000          189,140
                                Endeavour International Corp. (a)                           60,900           82,824
                                FX Energy, Inc. (a)                                         22,400           84,896
                                GMX Resources Inc. (a)                                      13,600          144,704
                                GeoResources, Inc. (a)                                       3,900           39,780
                                Goodrich Petroleum Corp. (a)                                12,900          317,211
                                Gran Tierra Energy, Inc. (a)                               107,000          369,150
                                Gulfport Energy Corp. (a)                                   14,000           95,900
                                Harvest Natural Resources, Inc. (a)                         17,600           77,616
                                Isramco Inc. (a)                                               500           53,265
                                McMoRan Exploration Co. (a)                                 33,300          198,468
                                Northern Oil And Gas, Inc. (a)                              16,000          101,920
                                Oilsands Quest, Inc. (a)                                    91,500           87,840
                                Panhandle Oil & Gas, Inc.                                    3,800           74,594
                                Parallel Petroleum Corp. (a)                                22,200           43,068
                                Penn Virginia Corp.                                         24,016          393,142
                                Petroleum Development Corp. (a)                              8,000          125,520
                                Petroquest Energy, Inc. (a)(b)                              23,100           85,239
                                PrimeEnergy Corp. (a)                                          300           10,743
                                Rex Energy Corp. (a)                                        14,600           83,220
                                Rosetta Resources, Inc. (a)                                 28,000          245,000
                                Stone Energy Corp. (a)                                      17,998          133,545
                                Swift Energy Co. (a)                                        16,617          276,673
                                Toreador Resources Corp.                                    11,700           78,390
                                Vaalco Energy, Inc. (a)                                     31,200          131,976
                                Venoco, Inc. (a)                                             9,600           73,632
                                W&T Offshore, Inc.                                          17,700          172,398
                                Warren Resources, Inc. (a)                                  32,300           79,135
                                Zion Oil & Gas, Inc. (a)                                     5,800           61,596
                                                                                                     --------------
                                                                                                          7,214,972
                                                                                                     --------------

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
OIL: INTEGRATED  - 0.1%         Alon USA Energy, Inc.                                        3,800   $       39,330
                                CVR Energy, Inc. (a)                                        12,100           88,693
                                Delek US Holdings, Inc.                                      6,800           57,664
                                Western Refining, Inc. (a)                                  16,600          117,196
                                                                                                     --------------
                                                                                                            302,883
                                                                                                     --------------
PAINTS & COATINGS - 0.2%        Chase Corp.                                                  3,900           46,410
                                Ferro Corp.                                                 23,976           65,934
                                H.B. Fuller Co.                                             25,980          487,645
                                North American Galvanizing & Coatings (a)                    6,100           36,966
                                                                                                     --------------
                                                                                                            636,955
                                                                                                     --------------
PAPER - 0.3%                    Boise, Inc. (a)                                             15,000           25,800
                                Buckeye Technologies, Inc. (a)                              20,698           92,934
                                Clearwater Paper Corp. (a)                                   5,599          141,599
                                Domtar Corp. (a)                                            22,600          374,708
                                Kapstone Paper and Packaging Corp. (a)                      10,100           47,369
                                Neenah Paper, Inc.                                           8,100           71,361
                                P.H. Glatfelter Co.                                         24,301          216,279
                                Schweitzer-Mauduit International, Inc.                       8,220          223,666
                                Wausau Paper Corp.                                          23,242          156,186
                                                                                                     --------------
                                                                                                          1,349,902
                                                                                                     --------------
PERSONAL CARE - 0.4%            Chattem, Inc. (a)(b)                                        10,400          708,240
                                Female Health Co. (a)                                        7,500           36,000
                                Helen of Troy Ltd. (a)                                      16,000          268,640
                                Mannatech, Inc.                                              8,400           27,720
                                Orchids Paper Products Co. (a)                               2,900           59,595
                                USANA Health Sciences, Inc. (a)                              3,500          104,055
                                WD-40 Co.                                                    8,789          254,881
                                                                                                     --------------
                                                                                                          1,459,131
                                                                                                     --------------
PHARMACEUTICALS - 1.8%          Acura Pharmaceuticals, Inc. (a)                              4,400           26,312
                                Adolor Corp. (a)                                            24,800           43,648
                                Akorn, Inc. (a)                                             27,900           33,480
                                Alkermes, Inc. (a)                                          50,500          546,410
                                Allion Healthcare, Inc. (a)                                  9,900           58,905
                                American Oriental Bioengineering, Inc. (a)                  33,000          174,570
                                Ardea Biosciences, Inc. (a)                                  7,000          110,180
                                Auxilium Pharmaceuticals, Inc. (a)(b)                       23,100          724,878
                                Avanir Pharmaceuticals, Inc. (a)                            35,800           79,476
                                BMP Sunstone Corp. (a)                                      18,800           89,112
                                BioCryst Pharmaceuticals, Inc. (a)                          13,000           52,390
                                Biospecifics Technologies (a)                                1,700           40,511
                                Cadence Pharmaceuticals, Inc. (a)                           12,700          126,873
                                Cambrex Corp. (a)                                           15,585           64,210
                                Caraco Pharmaceutical Laboratories Ltd. (a)                  5,500           16,885
                                China Sky One Medical, Inc. (a)                              6,100           82,228
                                Depomed, Inc. (a)                                           27,400           89,050

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
                                Durect Corp. (a)                                            43,000   $      102,340
                                Hi-Tech Pharmacal Co., Inc. (a)                              3,800           33,820
                                Impax Laboratories, Inc. (a)                                33,300          245,088
                                Infinity Pharmaceuticals, Inc. (a)                          10,800           63,072
                                Inspire Pharmaceuticals, Inc. (a)                           22,600          125,656
                                Isis Pharmaceuticals, Inc. (a)(b)                           49,689          819,869
                                Ista Pharmaceuticals, Inc. (a)                              19,400           81,480
                                Javelin Pharmaceuticals, Inc. (a)                           26,900           33,087
                                K-V Pharmaceutical Co. Class A (a)                          18,500           59,385
                                Lannett Co., Inc. (a)                                        4,700           32,195
                                MAP Pharmaceuticals, Inc. (a)                                3,700           45,214
                                Medicines Co. (a)                                           28,227          236,825
                                Medicis Pharmaceutical Corp. Class A                        31,200          509,184
                                MiddleBrook Pharmaceuticals, Inc. (a)                       19,500           26,325
                                Noven Pharmaceuticals, Inc. (a)                             13,331          190,633
                                Obagi Medical Products, Inc. (a)                             9,200           67,068
                                Optimer Pharmaceuticals, Inc. (a)(b)                        15,300          229,041
                                Pain Therapeutics, Inc. (a)                                 18,600           99,882
                                Par Pharmaceutical Cos., Inc. (a)                           18,600          281,790
                                Pozen, Inc. (a)                                             13,800          105,984
                                Prestige Brands Holdings, Inc. (a)                          17,700          108,855
                                Questcor Pharmaceuticals, Inc. (a)                          30,700          153,500
                                SIGA Technologies, Inc. (a)                                 14,700          124,068
                                Salix Pharmaceuticals Ltd. (a)                              25,800          254,646
                                Santarus, Inc. (a)                                          26,300           74,166
                                Sciclone Pharmaceuticals, Inc. (a)                          22,200           56,832
                                Spectrum Pharmaceuticals, Inc. (a)                          18,600          142,290
                                SuperGen, Inc. (a)                                          29,500           59,295
                                Vical, Inc. (a)                                             16,100           43,631
                                Vivus, Inc. (a)                                             37,300          226,784
                                Xenoport, Inc. (a)                                          14,600          338,282
                                                                                                     --------------
                                                                                                          7,329,405
                                                                                                     --------------
PHOTOGRAPHY - 0.1%              CPI Corp.                                                    2,500           42,475
                                Eastman Kodak Co.                                          145,700          431,272
                                                                                                     --------------
                                                                                                            473,747
                                                                                                     --------------
PLASTICS - 0.0%                 Spartech Corp.                                              16,354          150,293
                                                                                                     --------------
POWER TRANSMISSION EQUIPMENT -  Advanced Energy Industries, Inc. (a)                        17,612          158,331
0.3%                            Maxwell Technologies, Inc. (a)                              12,000          165,960
                                Powell Industries, Inc. (a)                                  4,231          156,843
                                Regal-Beloit Corp.                                          19,451          772,594
                                Vicor Corp.                                                 10,296           74,337
                                                                                                     --------------
                                                                                                          1,328,065
                                                                                                     --------------
PRECIOUS METALS & MINERALS -    Horsehead Holding Corp. (a)                                 18,300          136,335
0.1%                            Stillwater Mining Co. (a)                                   21,564          123,130
                                                                                                     --------------
                                                                                                            259,465
                                                                                                     --------------

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
PRINTING & COPYING SERVICES -   Cenveo, Inc. (a)                                            25,800   $      109,134
0.3%                            VistaPrint Ltd. (a)                                         22,400          955,360
                                                                                                     --------------
                                                                                                          1,064,494
                                                                                                     --------------
PRODUCER DURABLES               Blount International, Inc. (a)                              20,500          176,505
MISCELLANEOUS - 0.1%            China Fire & Security Group, Inc. (a)                        7,500           91,275
                                                                                                     --------------
                                                                                                            267,780
                                                                                                     --------------
PRODUCTION TECHNOLOGY           ATMI, Inc. (a)(c)                                           16,857          261,789
EQUIPMENT - 1.0%                Brooks Automation, Inc. (a)                                 34,378          154,013
                                Cognex Corp.                                                21,256          300,347
                                Cohu, Inc.                                                  12,518          112,412
                                Cymer, Inc. (a)                                             15,900          472,707
                                Electro Scientific Industries, Inc. (a)                     14,561          162,792
                                Entegris, Inc. (a)                                          60,292          163,994
                                FEI Co. (a)                                                 20,355          466,130
                                Intevac, Inc. (a)                                           11,700          101,907
                                Kulicke & Soffa Industries, Inc. (a)                        32,756          112,353
                                MKS Instruments, Inc. (a)                                   26,300          346,897
                                Photronics, Inc. (a)                                        22,479           91,040
                                Rudolph Technologies, Inc. (a)                              16,173           89,275
                                Semitool, Inc. (a)                                          11,941           55,167
                                Tessera Technologies, Inc. (a)                              26,300          665,127
                                Ultratech, Inc. (a)                                         12,590          154,983
                                Veeco Instruments, Inc. (a)                                 17,227          199,661
                                                                                                     --------------
                                                                                                          3,910,594
                                                                                                     --------------
PUBLISHING - 0.2%               Courier Corp.                                                5,350           81,641
                                Dolan Media Co. (a)                                         15,700          200,803
                                Journal Communications, Inc. Class A                        20,900           21,945
                                Martha Stewart Living Omnimedia, Inc. Class A (a)           14,182           43,397
                                Primedia, Inc.                                              13,400           26,934
                                Scholastic Corp.                                            12,660          250,541
                                                                                                     --------------
                                                                                                            625,261
                                                                                                     --------------
RADIO & TV BROADCASTERS - 0.0%  Crown Media Holdings, Inc. Class A (a)                       5,798            9,683
                                Fisher Communications, Inc.                                  3,100           39,649
                                Lin TV Corp. Class A (a)                                    14,400           24,192
                                Outdoor Channel Holdings, Inc. (a)                           8,100           47,790
                                Sinclair Broadcast Group, Inc. Class A                      25,964           50,370
                                                                                                     --------------
                                                                                                            171,684
                                                                                                     --------------
RAILROAD EQUIPMENT - 0.1%       American Railcar Industries, Inc.                            4,900           40,474
                                Freightcar America, Inc.                                     6,400          107,584
                                Greenbrier Cos., Inc.                                        9,100           65,429
                                Portec Rail Products, Inc.                                   3,100           30,535
                                                                                                     --------------
                                                                                                            244,022
                                                                                                     --------------
RAILROADS - 0.1%                Genesee & Wyoming, Inc. Class A (a)                         17,675          468,564
                                                                                                     --------------

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
REAL ESTATE - 0.2%              American Realty Investors, Inc. (a)                          1,000   $       10,200
                                Avatar Holdings, Inc. (a)                                    3,200           58,144
                                China Housing & Land Development (a)                        15,200           87,552
                                Consolidated-Tomoka Land Co.                                 2,900          101,732
                                Forestar Group, Inc. (a)(b)                                 18,928          224,865
                                Griffin Land & Nurseries, Inc.                               1,600           50,048
                                Tejon Ranch Co. (a)                                          5,815          154,039
                                United Capital Corp. (a)                                       700           12,824
                                                                                                     --------------
                                                                                                            699,404
                                                                                                     --------------
REAL ESTATE INVESTMENT TRUSTS   Acadia Realty Trust (c)                                     21,113          275,525
(REITS) - 5.2%                  Agree Realty Corp.                                           4,100           75,153
                                Alexander's, Inc.                                            1,067          287,663
                                American Campus Communities, Inc.                           27,703          614,453
                                American Capital Agency Corp.                                5,400          124,038
                                Anthracite Capital, Inc. (d)                                33,000           20,460
                                Anworth Mortgage Asset Corp.                                54,400          392,224
                                Ashford Hospitality Trust, Inc.                             38,280          107,567
                                Associated Estates Realty Corp.                              7,800           46,488
                                BioMed Realty Trust, Inc. (c)                               52,220          534,211
                                CBL & Associates Properties, Inc.                           37,300          201,047
                                CapLease, Inc.                                              23,700           65,412
                                Capstead Mortgage Corp.                                     34,800          442,308
                                Care Investment Trust, Inc.                                  6,200           32,240
                                Cedar Shopping Centers, Inc.                                20,800           94,016
                                Cogdell Spencer, Inc.                                       14,700           63,063
                                Colonial Properties Trust                                   26,100          193,140
                                Cousins Properties, Inc. (b)                                19,881          168,989
                                DCT Industrial Trust, Inc.                                  94,210          384,377
                                Developers Diversified Realty Corp.                         72,700          354,776
                                DiamondRock Hospitality Co.                                 56,780          355,443
                                Dupont Fabros Technology, Inc.                              14,800          139,416
                                Dynex Capital Corp.                                          5,500           45,100
                                EastGroup Properties, Inc.                                  13,327          440,058
                                Education Realty Trust, Inc.                                15,300           65,637
                                Entertainment Properties Trust                              18,980          390,988
                                Equity Lifestyle Properties, Inc.                           11,194          416,193
                                Equity One, Inc. (b)                                        16,700          221,442
                                Extra Space Storage, Inc.                                   46,050          384,518
                                FelCor Lodging Trust, Inc.                                  34,570           85,042
                                First Industrial Realty Trust, Inc.                         23,600          102,660
                                First Potomac Realty Trust                                  14,700          143,325
                                Franklin Street Properties Corp.                            31,600          418,700
                                Getty Realty Corp.                                           9,200          173,604
                                Gladstone Commercial Corp.                                   5,100           66,096
                                Glimcher Realty Trust                                       20,256           58,742
                                Gramercy Capital Corp. (a)                                  22,802           36,711

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
                                Hatteras Financial Corp.                                    19,200   $      548,928
                                Healthcare Realty Trust, Inc.                               31,500          530,145
                                Hersha Hospitality Trust                                    22,800           56,544
                                Highwoods Properties, Inc.                                  38,400          859,008
                                Home Properties, Inc.                                       17,520          597,432
                                Inland Real Estate Corp.                                    36,200          253,400
                                Investors Real Estate Trust                                 32,900          292,481
                                iStar Financial, Inc.                                       55,500          157,620
                                Kilroy Realty Corp.                                         19,800          406,692
                                Kite Realty Group Trust                                     20,740           60,561
                                LTC Properties, Inc.                                        12,400          253,580
                                LaSalle Hotel Properties                                    27,620          340,831
                                Lexington Corporate Properties Trust                        45,138          153,469
                                MFA Financial, Inc.                                        120,700          835,244
                                Medical Properties Trust, Inc.                              42,900          260,403
                                Mid-America Apartment Communities, Inc.                     15,129          555,386
                                Mission West Properties, Inc.                                8,100           55,323
                                Monmouth Real Estate Investment Corp. Class A               10,400           60,944
                                National Health Investors, Inc.                             13,729          366,702
                                National Retail Properties, Inc.                            42,475          736,941
                                NorthStar Realty Finance Corp. (b)                          31,764           89,891
                                Omega Healthcare Investors, Inc.                            44,100          684,432
                                PS Business Parks, Inc.                                      8,108          392,752
                                Parkway Properties, Inc.                                    11,604          150,852
                                Pennsylvania Real Estate Investment Trust (b)               19,132           95,660
                                Post Properties, Inc.                                       23,686          318,340
                                Potlatch Corp.                                              21,647          525,806
                                RAIT Investment Trust                                       34,710           47,553
                                Ramco-Gershenson Properties Trust                            8,500           85,085
                                Redwood Trust, Inc.                                         41,195          608,038
                                Resource Capital Corp.                                      11,100           35,520
                                Saul Centers, Inc.                                           3,122           92,318
                                Sovran Self Storage, Inc.                                   12,080          297,168
                                Strategic Hotel Capital, Inc.                               38,350           42,569
                                Sun Communities, Inc.                                        8,843          121,857
                                Sunstone Hotel Investors, Inc.                              40,021          214,112
                                Tanger Factory Outlet Centers, Inc.                         19,522          633,098
                                Transcontinental Realty Investors, Inc. (a)                  1,400           16,898
                                U-Store-It Trust                                            26,670          130,683
                                UMH Properties, Inc.                                         4,200           33,474
                                Universal Health Realty Income Trust                         6,227          196,275
                                Urstadt Biddle Properties, Inc. Class A                     10,900          153,472
                                Walter Investment Management Corp. (a)                      10,000          132,800
                                Washington Real Estate Investment Trust                     31,665          708,346
                                Winthrop Realty Trust                                        6,040           53,937
                                                                                                     --------------
                                                                                                         21,263,395
                                                                                                     --------------

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
RECREATIONAL VEHICLES & BOATS   Brunswick Corp.                                             47,200   $      203,904
- 0.2%                          Drew Industries, Inc. (a)                                    9,900          120,483
                                Marine Products Corp.                                        4,931           18,491
                                Polaris Industries, Inc. (b)                                16,100          517,132
                                Winnebago Industries, Inc.                                  15,390          114,348
                                                                                                     --------------
                                                                                                            974,358
                                                                                                     --------------
RENTAL & LEASING SERVICES:      Amerco, Inc. (a)                                             4,800          178,320
CONSUMER - 0.3%                 Avis Budget Group, Inc. (a)                                 55,900          315,835
                                Dollar Thrifty Automotive Group, Inc. (a)                   11,695          163,145
                                Rent-A-Center, Inc. (a)                                     35,300          629,399
                                                                                                     --------------
                                                                                                          1,286,699
                                                                                                     --------------
RESTAURANTS - 1.5%              AFC Enterprises, Inc. (a)                                   13,300           89,775
                                BJ's Restaurants, Inc. (a)                                  10,200          172,074
                                Benihana, Inc. Class A (a)                                   7,900           49,928
                                Bob Evans Farms, Inc.                                       16,380          470,761
                                Buffalo Wild Wings, Inc. (a)(b)                              9,650          313,818
                                CEC Entertainment, Inc. (a)                                 12,150          358,182
                                CKE Restaurants, Inc.                                       27,400          232,352
                                California Pizza Kitchen, Inc. (a)                          10,950          145,526
                                Caribou Coffee Co., Inc. (a)                                 2,900           18,618
                                Carrols Restaurant Group, Inc. (a)                           5,400           35,964
                                The Cheesecake Factory, Inc. (a)                            32,100          555,330
                                Cracker Barrel Old Country Store, Inc.                      12,100          337,590
                                Denny's Corp. (a)                                           51,400          110,510
                                DineEquity, Inc.                                             9,448          294,683
                                Domino's Pizza, Inc. (a)                                    20,550          153,920
                                Einstein Noah Restaurant Group, Inc. (a)                     2,100           18,165
                                Frisch's Restaurants, Inc.                                   1,300           38,402
                                Jack in the Box, Inc. (a)                                   30,536          685,533
                                Krispy Kreme Doughnuts, Inc. (a)                            31,300           93,900
                                Landry's Restaurants, Inc. (a)                               3,296           28,346
                                Luby's, Inc. (a)                                            10,200           41,412
                                McCormick & Schmick's Seafood Restaurants,
                                Inc. (a)                                                     7,300           55,553
                                O'Charleys, Inc.                                            10,084           93,277
                                P.F. Chang's China Bistro, Inc. (a)                         12,708          407,418
                                Papa John's International, Inc. (a)                         11,696          289,944
                                Red Robin Gourmet Burgers, Inc. (a)                          8,300          155,625
                                Ruby Tuesday, Inc. (a)                                      28,200          187,812
                                Ruth's Hospitality Group, Inc. (a)                          10,600           38,902
                                Sonic Corp. (a)                                             32,520          326,176
                                The Steak'n Shake Co. (a)(b)                                12,328          107,747
                                Texas Roadhouse, Inc. Class A (a)                           26,700          291,297
                                                                                                     --------------
                                                                                                          6,198,540
                                                                                                     --------------

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
SCIENTIFIC INSTRUMENTS:         CIRCOR International, Inc.                                   9,100   $      214,851
CONTROL & FILTER - 0.7%         China Security & Surveillance Technology,
                                Inc. (a)(b)                                                 17,200          129,688
                                ESCO Technologies, Inc. (a)                                 14,032          628,634
                                Energy Recovery, Inc. (a)                                   19,000          134,520
                                Flanders Corp. (a)                                           8,200           50,102
                                The Gorman-Rupp Co.                                          7,697          155,248
                                ICx Technologies, Inc. (a)                                   6,100           36,600
                                L-1 Identity Solutions, Inc. (a)                            39,428          305,173
                                Mine Safety Appliances Co.                                  13,926          335,617
                                PMFG, Inc. (a)                                               7,000           61,670
                                RAE Systems, Inc. (a)                                       26,700           36,846
                                Robbins & Myers, Inc.                                       14,724          283,437
                                Sun Hydraulics, Inc.                                         6,150           99,446
                                Watts Water Technologies, Inc. Class A                      15,536          334,645
                                X-Rite, Inc. (a)                                            17,500           26,250
                                                                                                     --------------
                                                                                                          2,832,727
                                                                                                     --------------
SCIENTIFIC INSTRUMENTS:         A.O. Smith Corp.                                            12,081          393,478
ELECTRICAL - 1.1%               AZZ, Inc. (a)                                                6,500          223,665
                                Advanced Battery Technologies, Inc. (a)(b)                  25,100          100,902
                                American Superconductor Corp. (a)(b)                        23,100          606,375
                                Baldor Electric Co.                                         25,201          599,532
                                Broadwind Energy, Inc. (a)                                  16,300          184,516
                                China BAK Battery, Inc. (a)                                 20,100           59,295
                                DDi Corp. (a)                                                9,200           41,676
                                Ener1, Inc. (a)(b)                                          24,800          135,408
                                EnerSys (a)                                                 21,400          389,266
                                Franklin Electric Co., Inc.                                 12,360          320,371
                                GrafTech International Ltd. (a)                             63,944          723,207
                                Littelfuse, Inc. (a)                                        11,660          232,734
                                Preformed Line Products Co.                                  1,100           48,466
                                SatCon Technology Corp. (a)                                 31,100           55,980
                                Taser International, Inc. (a)                               33,100          150,936
                                Ultralife Batteries, Inc. (a)                                6,700           48,039
                                Valence Technology, Inc. (a)                                27,400           49,046
                                                                                                     --------------
                                                                                                          4,362,892
                                                                                                     --------------
SCIENTIFIC INSTRUMENTS: GAUGES  Badger Meter, Inc.                                           7,900          323,900
& METERS - 0.1%                 Faro Technologies, Inc. (a)                                  8,800          136,664
                                Measurement Specialties, Inc. (a)                            7,700           54,285
                                Smartheat, Inc. (a)                                          4,400           30,140
                                Zygo Corp. (a)                                               8,000           37,280
                                                                                                     --------------
                                                                                                            582,269
                                                                                                     --------------
SCIENTIFIC INSTRUMENTS:         American Ecology Corp.                                      10,100          180,992
POLLUTION CONTROL - 0.5%        Clean Harbors, Inc. (a)                                     10,800          583,092
                                Darling International, Inc. (a)                             44,900          296,340
                                EnergySolutions, Inc.                                       41,100          378,120
                                Fuel Tech, Inc. (a)(b)                                       9,900           96,030

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
                                Heritage Crystal Clean, Inc. (a)                             2,000   $       24,300
                                Met-Pro Corp.                                                7,800           84,396
                                Metalico, Inc. (a)                                          14,400           67,104
                                Perma-Fix Environmental Services (a)                        29,900           72,358
                                Team, Inc. (a)                                              10,100          158,267
                                Waste Services, Inc. (a)                                     8,033           41,611
                                                                                                     --------------
                                                                                                          1,982,610
                                                                                                     --------------
SECURITIES BROKERAGE &          BGC Partners, Inc.                                          26,523          100,522
SERVICES - 0.9%                 E*Trade Financial Corp. (a)                                263,200          336,896
                                GFI Group, Inc.                                             34,700          233,878
                                Gladstone Investment Corp.                                  11,700           56,511
                                International Assets Holding Corp., Inc. (a)                 2,500           37,175
                                KBW, Inc. (a)(b)                                            18,500          532,060
                                Knight Capital Group, Inc. Class A (a)                      49,700          847,385
                                LaBranche & Co., Inc. (a)                                   31,200          134,160
                                MF Global Ltd. (a)                                          51,600          305,988
                                MarketAxess Holdings, Inc. (a)                              17,000          162,010
                                optionsXpress Holdings, Inc.                                22,600          350,978
                                Penson Worldwide, Inc. (a)                                  11,100           99,345
                                SWS Group, Inc.                                             12,906          180,297
                                TradeStation Group, Inc. (a)                                17,300          146,358
                                                                                                     --------------
                                                                                                          3,523,563
                                                                                                     --------------
SEMICONDUCTORS & COMPONENTS -   Actel Corp. (a)                                             14,016          150,391
2.6%                            Advanced Analogic Technologies, Inc. (a)                    23,000          105,570
                                Amkor Technology, Inc. (a)                                  58,400          276,232
                                Anadigics, Inc. (a)                                         33,800          141,622
                                Applied Micro Circuits Corp. (a)                            36,200          294,306
                                Atheros Communications, Inc. (a)(b)                         32,400          623,376
                                CSR Plc (a)                                                 21,415          123,791
                                Cavium Networks, Inc. (a)                                   19,100          321,071
                                Ceva, Inc. (a)                                              10,600           92,008
                                Cirrus Logic, Inc. (a)                                      34,900          157,050
                                DSP Group, Inc. (a)                                         12,283           83,033
                                Diodes, Inc. (a)                                            16,812          262,940
                                Emcore Corp. (a)                                            40,300           50,778
                                Entropic Communications, Inc. (a)                           30,900           69,525
                                Exar Corp. (a)                                              19,627          141,118
                                Formfactor, Inc. (a)                                        26,900          463,756
                                Hittite Microwave Corp. (a)                                 11,300          392,675
                                IXYS Corp.                                                  12,137          122,826
                                Intellon Corp. (a)                                          12,700           53,975
                                Kopin Corp. (a)                                             36,100          132,487
                                Lattice Semiconductor Corp. (a)                             60,800          114,304
                                MIPS Technologies, Inc. (a)                                 23,600           70,800
                                Micrel, Inc.                                                24,200          177,144

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
                                Microsemi Corp. (a)                                         43,390   $      598,782
                                Microtune, Inc. (a)                                         26,800           62,712
                                Monolithic Power Systems, Inc. (a)                          17,900          401,139
                                Netlogic Microsystems, Inc. (a)                              9,900          360,954
                                Omnivision Technologies, Inc. (a)                           26,800          278,452
                                PLX Technology, Inc. (a)                                    17,800           67,106
                                ParkerVision, Inc. (a)                                      15,500           47,430
                                Pericom Semiconductor Corp. (a)                             14,393          121,189
                                Power Integrations, Inc.                                    12,300          292,617
                                RF Micro Devices, Inc. (a)                                 143,884          541,004
                                Rubicon Technology, Inc. (a)                                 6,700           95,676
                                Semtech Corp. (a)                                           32,500          517,075
                                Sigma Designs, Inc. (a)                                     14,200          227,768
                                Silicon Image, Inc. (a)                                     39,976           91,945
                                Silicon Storage Technology, Inc. (a)                        42,458           79,396
                                Skyworks Solutions, Inc. (a)                                89,133          871,721
                                Standard Microsystems Corp. (a)                             11,810          241,515
                                Supertex, Inc. (a)                                           5,867          147,320
                                Techwell, Inc. (a)                                           7,800           66,300
                                TriQuint Semiconductor, Inc. (a)                            78,836          418,619
                                Trident Microsystems, Inc. (a)                              33,700           58,638
                                Virage Logic Corp. (a)                                      10,300           46,350
                                Volterra Semiconductor Corp. (a)                            12,100          158,994
                                White Electronic Designs Corp. (a)                          11,300           52,319
                                Zoran Corp. (a)                                             27,608          300,927
                                                                                                     --------------
                                                                                                         10,566,726
                                                                                                     --------------
SHIPPING - 0.7%                 American Commercial Lines, Inc. (a)                          4,850           75,078
                                DHT Maritime, Inc.                                          24,000          125,040
                                Eagle Bulk Shipping, Inc. (b)                               25,200          118,188
                                Genco Shipping & Trading Ltd. (b)                           13,800          299,736
                                General Maritime Corp.                                      26,040          257,535
                                Golar LNG Ltd.                                              18,300          156,465
                                Gulfmark Offshore, Inc. (a)                                 12,500          345,000
                                Horizon Lines, Inc. Class A (b)                             16,100           62,146
                                International Shipholding Corp.                              2,900           78,184
                                Knightsbridge Tankers Ltd.                                   9,000          122,760
                                Nordic American Tanker Shipping Ltd.                        22,400          712,768
                                Ship Finance International Ltd.                             23,900          263,617
                                TBS International Ltd. (a)                                   8,000           62,480
                                Teekay Tankers Ltd. Class A                                  4,800           44,592
                                Ultrapetrol Bahamas Ltd. (a)                                11,500           50,945
                                                                                                     --------------
                                                                                                          2,774,534
                                                                                                     --------------

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
STEEL - 0.1%                    China Precision Steel, Inc. (a)(b)                          19,200   $       47,616
                                General Steel Holdings, Inc. (a)                             7,100           28,187
                                Olympic Steel, Inc.                                          4,800          117,456
                                Sutor Technology Group Ltd. (a)                              4,100           13,407
                                Universal Stainless & Alloy Products, Inc. (a)               3,600           58,572
                                                                                                     --------------
                                                                                                            265,238
                                                                                                     --------------
SUGAR - 0.0%                    Imperial Sugar Co. New Shares                                5,800           70,238
                                                                                                     --------------
SYNTHETIC FIBERS & CHEMICALS
- 0.0%                          Zoltek Cos., Inc. (a)(b)                                    14,800          143,856
TECHNOLOGY: MISCELLANEOUS -     Benchmark Electronics, Inc. (a)                             35,329          508,738
0.3%                            CTS Corp.                                                   17,968          117,690
                                LaBarge, Inc. (a)                                            6,400           59,328
                                Plexus Corp. (a)                                            21,098          431,665
                                Vocus, Inc. (a)                                              8,900          175,864
                                                                                                     --------------
                                                                                                          1,293,285
                                                                                                     --------------
TELECOMMUNICATIONS EQUIPMENT -  ADC Telecommunications, Inc. (a)                            51,100          406,756
0.5%                            Applied Signal Technology, Inc.                              6,900          176,019
                                Arris Group, Inc. (a)                                       66,300          806,208
                                Cogo Group, Inc. (a)                                        12,500           74,625
                                Communications System, Inc.                                  2,800           27,440
                                Mastec, Inc. (a)                                            27,500          322,300
                                OpNext, Inc. (a)                                            14,400           30,816
                                Powerwave Technologies, Inc. (a)                            66,177          106,545
                                Symmetricom, Inc. (a)                                       24,200          139,634
                                UTStarcom, Inc. (a)                                         57,700           94,051
                                                                                                     --------------
                                                                                                          2,184,394
                                                                                                     --------------
TEXTILE PRODUCTS - 0.1%         Interface, Inc. Class A                                     27,821          172,490
                                Unifi, Inc. (a)                                             23,200           32,944
                                                                                                     --------------
                                                                                                            205,434
                                                                                                     --------------
TEXTILES APPAREL & SHOES -      American Apparel, Inc. (a)                                  18,200           66,248
1.9%                            Carter's, Inc. (a)                                          30,100          740,761
                                Cherokee, Inc.                                               4,000           79,280
                                Columbia Sportswear Co.                                      6,100          188,612
                                Crocs, Inc. (a)                                             44,800          152,320
                                Deckers Outdoor Corp. (a)                                    7,000          491,890
                                FGX International Holdings Ltd. (a)                          7,300           83,074
                                G-III Apparel Group, Ltd. (a)                                7,000           80,430
                                Iconix Brand Group, Inc. (a)                                32,000          492,160
                                J. Crew Group, Inc. (a)(b)                                  27,070          731,431
                                Jones Apparel Group, Inc.                                   45,300          486,069
                                K-Swiss, Inc. Class A                                       13,996          118,966
                                Kenneth Cole Productions, Inc. Class A                       4,892           34,391
                                Liz Claiborne, Inc.                                         52,800          152,064
                                lululemon athletica, inc. (a)                               21,500          280,145
                                Maidenform Brands, Inc. (a)                                  9,500          108,965
                                Oxford Industries, Inc.                                      7,742           90,194

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
                                Perry Ellis International, Inc. (a)                          6,650   $       48,412
                                Quiksilver, Inc. (a)                                        68,500          126,725
                                Skechers U.S.A., Inc. Class A (a)                           17,755          173,466
                                Steven Madden Ltd. (a)                                       8,068          205,331
                                Timberland Co. Class A (a)                                  22,700          301,229
                                True Religion Apparel, Inc. (a)                             13,900          309,970
                                Under Armour, Inc. Class A (a)(b)                           17,700          396,126
                                Volcom, Inc. (a)                                             9,600          120,000
                                The Warnaco Group, Inc. (a)                                 24,400          790,560
                                Weyco Group, Inc.                                            3,500           80,815
                                Wolverine World Wide, Inc.                                  26,308          580,354
                                                                                                     --------------
                                                                                                          7,509,988
                                                                                                     --------------
TOBACCO - 0.2%                  Alliance One International, Inc. (a)                        47,555          180,709
                                Star Scientific, Inc. (a)(b)                                38,500           34,265
                                Universal Corp.                                             13,356          442,217
                                Vector Group Ltd.                                           19,991          285,671
                                                                                                     --------------
                                                                                                            942,862
                                                                                                     --------------
TOYS - 0.1%                     Jakks Pacific, Inc. (a)                                     14,930          191,552
                                Leapfrog Enterprises, Inc. (a)                              18,146           41,554
                                RC2 Corp. (a)                                                9,313          123,211
                                                                                                     --------------
                                                                                                            356,317
                                                                                                     --------------
TRANSPORTATION MISCELLANEOUS -  Dynamex, Inc. (a)                                            4,700           72,333
0.2%                            HUB Group, Inc. Class A (a)                                 20,200          416,928
                                Odyssey Marine Exploration, Inc. (a)                        27,500           44,000
                                Pacer International, Inc.                                   18,700           41,701
                                Textainer Group Holdings Ltd.                                4,566           52,463
                                Todd Shipyards Corp.                                         3,600           59,940
                                                                                                     --------------
                                                                                                            687,365
                                                                                                     --------------
TRUCKERS - 0.8%                 Arkansas Best Corp.                                         13,341          351,535
                                Celadon Group, Inc. (a)                                     11,800           99,002
                                Forward Air Corp.                                           15,432          329,010
                                Heartland Express, Inc.                                     28,373          417,651
                                Knight Transportation, Inc. (b)                             30,362          502,491
                                Marten Transport Ltd. (a)                                    8,250          171,270
                                Old Dominion Freight Line, Inc. (a)                         14,825          497,675
                                Patriot Transportation Holding, Inc. (a)                       600           43,758
                                Saia, Inc. (a)                                               7,181          129,330
                                USA Truck, Inc. (a)                                          4,800           64,944
                                Universal Truckload Services, Inc.                           2,921           45,714
                                Werner Enterprises, Inc.                                    22,800          413,136
                                YRC Worldwide, Inc. (a)(b)                                  30,000           51,900
                                                                                                     --------------
                                                                                                          3,117,416
                                                                                                     --------------

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
UTILITIES: ELECTRICAL - 1.9%    Allete, Inc. (c)                                            14,366   $      413,022
                                Avista Corp.                                                28,975          516,045
                                Black Hills Corp.                                           20,700          475,893
                                CH Energy Group, Inc.                                        8,589          401,106
                                Central Vermont Public Service Corp.                         6,100          110,410
                                Cleco Corp.                                                 32,267          723,426
                                El Paso Electric Co. (a)                                    24,008          335,152
                                The Empire District Electric Co.                            18,268          301,787
                                IDACORP, Inc.                                               25,000          653,500
                                MGE Energy, Inc.                                            12,245          410,820
                                NorthWestern Corp.                                          19,200          436,992
                                Otter Tail Corp.                                            19,386          423,390
                                PNM Resources, Inc.                                         46,300          495,873
                                Pike Electric Corp. (a)                                      8,900          107,245
                                Portland General Electric Co.                               40,700          792,836
                                UIL Holdings Corp.                                          15,267          342,744
                                Unisource Energy Corp.                                      18,883          501,155
                                Unitil Corp.                                                 6,200          127,844
                                                                                                     --------------
                                                                                                          7,569,240
                                                                                                     --------------
UTILITIES: GAS DISTRIBUTORS -   Chesapeake Utilities Corp.                                   3,600          117,108
1.4%                            Florida Public Utilities Co.                                 3,000           42,090
                                The Laclede Group, Inc.                                     11,848          392,524
                                New Jersey Resources Corp.                                  22,561          835,659
                                Nicor, Inc.                                                 24,100          834,342
                                Northwest Natural Gas Co.                                   14,199          629,300
                                Piedmont Natural Gas Co. (b)                                39,100          942,701
                                South Jersey Industries, Inc.                               16,232          566,334
                                Southwest Gas Corp.                                         23,690          526,155
                                WGL Holdings, Inc.                                          26,700          854,934
                                                                                                     --------------
                                                                                                          5,741,147
                                                                                                     --------------
UTILITIES: TELECOMMUNICATIONS   Alaska Communications Systems Group, Inc.                   23,600          172,752
- 1.2%                          Atlantic Tele-Network, Inc.                                  4,800          188,592
                                Cbeyond Communications, Inc. (a)                            12,500          179,375
                                Centennial Communications Corp. (a)                         46,226          386,449
                                Cincinnati Bell, Inc. (a)                                  116,000          329,440
                                Cogent Communications Group, Inc. (a)                       23,700          193,155
                                Consolidated Communications Holdings, Inc.                  12,435          145,614
                                D&E Communications, Inc.                                     7,800           79,794
                                FairPoint Communications, Inc.                              47,893           28,736
                                Fibernet Telecom Group, Inc. (a)                             2,800           34,776
                                General Communication, Inc. Class A (a)                     23,739          164,511
                                Global Crossing Ltd. (a)                                    15,500          142,290
                                HickoryTech Corp.                                            6,400           49,152
                                Ibasis, Inc. (a)                                            13,700           17,947
                                Incontact, Inc. (a)                                         12,900           35,346

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        COMMON STOCKS                                           SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
                                Iowa Telecommunications Services, Inc.                      17,500   $      218,925
                                iPCS, Inc. (a)                                               9,100          136,136
                                j2 Global Communications, Inc. (a)                          23,900          539,184
                                NTELOS Holdings Corp.                                       16,100          296,562
                                Neutral Tandem, Inc. (a)                                    17,400          513,648
                                PAETEC Holding Corp. (a)                                    65,220          176,094
                                Premiere Global Services, Inc. (a)                          32,500          352,300
                                RCN Corp. (a)                                               19,500          116,415
                                Shenandoah Telecom Co.                                      12,600          255,654
                                SureWest Communications (a)                                  8,400           87,948
                                USA Mobility, Inc.                                          12,420          158,479
                                Virgin Mobile USA, Inc. (a)                                 20,300           81,606
                                                                                                     --------------
                                                                                                          5,080,880
                                                                                                     --------------
UTILITIES: WATER - 0.4%         American States Water Co.                                    9,585          332,024
                                Artesian Resources Corp. Class A                             4,000           63,720
                                California Water Service Group                              10,496          386,673
                                Connecticut Water Service, Inc.                              4,500           97,605
                                Consolidated Water Co., Inc.                                 7,700          122,045
                                Middlesex Water Co.                                          7,200          104,040
                                Pennichuck Corp.                                             2,200           50,160
                                SJW Corp.                                                    6,948          157,720
                                Southwest Water Co.                                         13,083           72,218
                                York Water Co.                                               6,900          105,777
                                                                                                     --------------
                                                                                                          1,491,982
                                                                                                     --------------
WHOLESALE & INTERNATIONAL       Brightpoint, Inc. (a)                                       26,730          167,597
TRADE - 0.2%                    Chindex International, Inc. (a)                              7,100           87,827
                                Houston Wire & Cable Co.                                     9,400          111,954
                                MWI Veterinary Supply, Inc. (a)                              6,000          209,160
                                United Stationers, Inc. (a)                                 12,669          441,895
                                                                                                     --------------
                                                                                                          1,018,433
                                                                                                     --------------
                                TOTAL COMMON STOCKS - 98.5%                                             399,826,107
                                                                                                     --------------
                                INVESTMENT COMPANIES
                                BlackRock Kelso Capital Corp. (d)                            6,700           41,741
                                Gladstone Capital Corp.                                     11,100           83,583
                                Hercules Technology Growth Capital, Inc.                    18,262          152,670
                                Kayne Anderson Energy Development Co.                        5,400           71,604
                                Pennantpark Investment Corp.                                11,300           80,230
                                Prospect Capital Corp.                                      22,400          206,080
                                                                                                     --------------
                                TOTAL INVESTMENT COMPANIES - 0.1%                                           635,908
                                                                                                     --------------
                                WARRANTS (e)
ALTERNATIVE ENERGY - 0.0%       GreenHunter Energy, Inc. (expires 8/27/11) (b)(f)              180               --
                                                                                                     --------------
COMMUNICATIONS TECHNOLOGY -     Lantronix, Inc. (expires 2/09/11)                              138               --
0.0%
                                                                                                     --------------
                                TOTAL WARRANTS - 0.0%                                                            --
                                                                                                     --------------

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                        OTHER INTERESTS (g)                                     SHARES           VALUE
--------                        -------------------------------------------------   --------------   --------------
OIL: CRUDE PRODUCERS - 0.0%     PetroCorp, Inc. (Escrow Shares)                                500   $           --
                                                                                                     --------------
                                TOTAL OTHER INTERESTS - 0.0%                                                     --
                                                                                                     --------------
                                TOTAL LONG-TERM INVESTMENTS
                                (COST - $457,409,135) - 98.6%                                           400,462,015
                                                                                                     --------------
                                SHORT-TERM SECURITIES
                                BlackRock Liquidity Funds, TempFund, 0.45% (d)(h)       12,940,007       12,940,007
                                                                                                     --------------

                                                                                      BENEFICIAL
                                                                                       INTEREST
                                                                                         (000)
                                                                                    --------------
                                BlackRock Liquidity Series, LLC Money Market        $       29,126       29,126,454
                                                                                                     --------------
                                Series, 0.55% (d)(h)(i)
                                TOTAL SHORT-TERM SECURITIES
                                (COST - $42,066,461) - 10.4%                                             42,066,461
                                                                                                     --------------
                                TOTAL INVESTMENTS
                                (COST - $499,475,596*)  - 109.0%                                        442,528,476
                                LIABILITIES IN EXCESS OF OTHER ASSETS - (9.0)%                          (36,541,058)
                                                                                                     --------------
                                NET ASSETS - 100.0%                                                  $  405,987,418
                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $ 520,628,821
                                =============
Gross unrealized appreciation   $  35,770,593
Gross unrealized depreciation    (113,870,938)
                                -------------
Net unrealized depreciation     $ (78,100,345)
                                =============

(a)  Non-income producing security.

(b)  Security, or a portion of security, is on loan.

(c) All or a portion of the security has been pledged as collateral in connection with open financial futures contracts.

(d) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

AFFILIATE                               PURCHASE COST    SALE COST     REALIZED LOSS    INCOME
---------                               -------------   -----------    -------------   --------
Anthracite Capital, Inc.                 $    11,193             --            --            --
BlackRock Kelso Capital Corp             $    11,712    $     3,084       $(1,902)     $  1,856
BlackRock Liquidity Funds, TempFund      $12,940,007*            --            --      $ 19,336
BlackRock Liquidity Series, LLC Cash
   Sweep Series                                   --    $33,514,609**          --      $ 37,506
BlackRock Liquidity Series, LLC Money
   Market Series                         $ 4,482,252*            --            --      $251,505

*    Represents net purchase cost.

**   Represents net sale cost.

(e) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(f) Restricted security as to resale, representing 0.0% of net assets were as follows:

ISSUE                      ACQUISITION DATE   COST   VALUE
-----                      ----------------   ----   -----
GreenHunter Energy, Inc.       6/27/08        $--     $--

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)

(g) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(h)  Represents the current yield as of report date.

(i)  Security was purchased with the cash proceeds from securities loans.

-    Financial futures contracts purchased as of June 30, 2009 were as follows:

CONTRACTS          ISSUE            EXPIRATION DATE   FACE VALUE   UNREALIZED DEPRECIATION
---------   ---------------------   ---------------   ----------   -----------------------
   179      Russell 2000 ICE MINI   September 2009    $9,132,385          $(53,505)

- For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

- Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements", clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

          - Level 1 - price quotations in active markets/exchanges for identical securities

          - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

          - Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series' own assumptions used in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

     The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Series' investments:

                                     INVESTMENTS IN
VALUATION                              SECURITIES
INPUTS                                   ASSETS
---------                            --------------
Level 1 - Long-Term Investments(1)    $413,278,110
                                      ------------
Level 2
   Long-Term Investments
      Semiconductors & Components          123,791
   Short-Term Securities                29,126,454
                                      ------------
Level 2 - Total                         29,250,245
                                      ------------
Level 3
   Long-Term Investments
      Asset Management & Custodian
                                               121
                                      ------------
TOTAL                                 $442,528,476
                                      ============

(1) See above Schedule of Investments for values in each industry excluding industries in Level 2 and Level 3 within the table.

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)

            OTHER FINANCIAL
VALUATION   INSTRUMENTS(2)
  INPUT       LIABILITIES
---------   ---------------
Level 1        $(53,505)
Level 2              --
Level 3              --
               --------
               $(53,505)
               ========

(2) Other financial instruments are financial futures contracts which are shown at the unrealized appreciation/depreciation on the instrument.

     The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

                                                  INVESTMENTS IN
                                                    SECURITIES
                                                 ASSET MANAGEMENT
                                                   & CUSTODIAN
                                                 ----------------
Balance, as of December 31, 2008                        --
Accrued discounts/premiums                              --
Realized gain (loss)                                    --
Change in unrealized appreciation/depreciation          --
Net purchases (sales)                                   --
Net transfer in                                       $121
                                                      ----
Balance, as of June 30, 2009                          $121
                                                      ====

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                 COMMON STOCKS                                   SHARES       VALUE
-------                 -------------------------------------------   ---------   ------------
AUSTRALIA - 7.2%        AGL Energy Ltd.                                  38,940   $    421,389
                        AMP Ltd.                                        173,614        680,215
                        AXA Asia Pacific Holdings Ltd.                   77,231        241,243
                        Alumina Ltd.                                    217,261        249,726
                        Amcor Ltd.                                       71,378        287,014
                        Aristocrat Leisure Ltd.                          22,855         69,637
                        Arrow Energy Ltd. (a)                            53,661        152,410
                        Australia & New Zealand Banking Group Ltd.      202,842      2,688,161
                        Australian Stock Exchange Ltd.                   14,934        443,713
                        BHP Billiton Ltd.                               291,694      7,991,219
                        Bendigo and Adelaide Bank Ltd.                   20,287        113,353
                        Billabong International Ltd.                     17,551        123,354
                        BlueScope Steel Ltd.                            158,176        320,734
                        Boral Ltd.                                       50,019        163,190
                        Brambles Ltd.                                   120,625        577,514
                        CFS Retail Property Trust                       148,618        196,888
                        CSL Ltd.                                         52,469      1,356,649
                        CSR Ltd.                                        111,831        152,142
                        Caltex Australia Ltd.                            12,081        134,165
                        Coca-Cola Amatil Ltd.                            47,908        332,021
                        Cochlear Ltd.                                     4,927        228,702
                        Commonwealth Bank of Australia Ltd.             127,873      4,008,295
                        Computershare Ltd.                               36,358        263,522
                        Crown Ltd.                                       40,471        235,863
                        DB RREEF Trust                                  387,384        233,072
                        Energy Resources of Australia Ltd.                6,563        123,149
                        Fairfax Media Ltd.                              176,367        172,828
                        Fortescue Metals Group Ltd. (a)                 109,670        332,401
                        Foster's Group Ltd.                             166,479        689,792
                        General Property Trust                          783,183        306,476
                        Goodman Fielder Ltd.                             77,271         81,061
                        Harvey Norman Holdings Ltd.                      44,194        117,153
                        Incitec Pivot Ltd.                              143,533        273,158
                        Insurance Australia Group Ltd.                  170,317        480,905
                        James Hardie Industries NV                       35,273        119,020
                        Leighton Holdings Ltd.                           12,576        237,203
                        Lend Lease Corp., Ltd.                           30,026        168,972
                        Lion Nathan Ltd.                                 25,803        240,335
                        Macquarie Airports Group                         59,427        110,478
                        Macquarie Group Ltd.                             27,114        848,848
                        Macquarie Infrastructure Group                  207,733        238,803
                        Metcash Ltd.                                     65,775        228,308
                        Mirvac Group                                    209,500        181,539
                        National Australia Bank Ltd.                    166,752      3,004,240
                        Newcrest Mining Ltd.                             41,901      1,024,114
                        Nufarm Ltd.                                      15,187        112,029
                        OZ Mineral Ltd.                                 274,214        201,030

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                 COMMON STOCKS                                   SHARES       VALUE
-------                 -------------------------------------------   ---------   ------------
                        OneSteel Ltd.                                   109,321   $    225,964
                        Orica Ltd.                                       31,344        545,526
                        Origin Energy Ltd.                               76,011        894,984
                        Paladin Resources Ltd. (a)                       52,047        204,627
                        Perpetual Trustees Australia Ltd.                 1,777         40,749
                        QBE Insurance Group Ltd.                         86,323      1,381,347
                        Qantas Airways Ltd.                              92,627        149,991
                        Rio Tinto Ltd.                                   37,896      1,582,966
                        SP AusNet                                        91,032         56,444
                        Santos Ltd.                                      71,378        836,308
                        Sims Metal Management Ltd.                       13,208        275,028
                        Sonic Healthcare Ltd.                            31,035        307,840
                        Stockland                                       197,278        508,885
                        Suncorp-Metway Ltd.                             113,704        611,331
                        Tabcorp Holdings Ltd.                            51,256        294,985
                        Tatts Group Ltd.                                105,192        215,524
                        Telstra Corp. Ltd.                              372,667      1,016,941
                        Toll Holdings Ltd.                               56,456        283,316
                        Transurban Group                                 95,317        320,263
                        Wesfarmers Ltd. Ordinary Shares                  87,794      1,598,517
                        Wesfarmers Ltd. Partially Protected Shares       12,455        235,386
                        Westfield Group                                 175,284      1,604,254
                        Westpac Banking Corp.                           252,957      4,115,532
                        Woodside Petroleum Ltd.                          42,593      1,471,421
                        Woolworths Ltd.                                 106,581      2,261,219
                        WorleyParsons Ltd.                               14,159        269,848
                                                                                  ------------
                                                                                    52,265,229
                                                                                  ------------
AUSTRIA - 0.3%          Erste Bank der Oesterreichischen
                           Sparkassen AG                                 16,773        455,359
                        OMV AG                                           14,239        535,313
                        Raiffeisen International Bank Holding AG          4,730        165,121
                        Telekom Austria AG                               30,350        475,149
                        Verbund - Oesterreichische
                           Elektrizitaetswirtschafts AG                   5,911        301,549
                        Vienna Insurance Group                            2,534        110,464
                        Voestalpine AG                                   10,194        280,784
                                                                                  ------------
                                                                                     2,323,739
                                                                                  ------------
BELGIUM - 0.9%          Anheuser-Busch InBev NV                          63,548      2,304,224
                        Anheuser-Busch InBev NV VVPR Strip (a)           24,368            103
                        Belgacom SA                                      14,890        476,163
                        Colruyt SA                                        1,471        336,054
                        Delhaize Group                                    8,833        621,882
                        Dexia NV                                         46,690        356,430
                        Fortis                                          182,916        626,315
                        Groupe Bruxelles Lambert SA                       7,108        521,057
                        KBC Bancassurance Holding                        14,083        258,977
                        Mobistar SA                                       2,738        169,058

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                 COMMON STOCKS                                   SHARES       VALUE
-------                 -------------------------------------------   ---------   ------------
                        Nationale A Portefeuille                          3,872   $    187,398
                        Solvay SA                                         5,095        431,020
                        UCB SA                                            8,700        279,387
                        Umicore SA                                       11,341        258,520
                                                                                  ------------
                                                                                     6,826,588
                                                                                  ------------
BERMUDA - 0.1%          Mongolia Energy Co. Ltd. (a)                    244,297         89,400
                        SeaDrill Ltd.                                    24,107        347,179
                        Yue Yuen Industrial Holdings Ltd.                41,285         97,118
                                                                                  ------------
                                                                                       533,697
                                                                                  ------------
CAYMAN ISLANDS - 0.0%   Foxconn International Holdings Ltd. (a)         148,529         96,567
                        Lifestyle International Holdings Ltd.            32,013         44,258
                                                                                  ------------
                                                                                       140,825
                                                                                  ------------
DENMARK - 0.9%          A.P. Moller - Maersk A/S Class A                     50        293,033
                        A.P. Moller - Maersk A/S Class B                     97        581,181
                        Carlsberg A/S                                     9,549        612,573
                        Coloplast A/S Class B                             1,714        117,846
                        DSV A/S                                          16,832        208,774
                        Danske Bank A/S                                  40,951        706,471
                        H. Lundbeck A/S                                   6,200        117,959
                        Novo-Nordisk A/S Class B                         39,602      2,156,932
                        Novozymes A/S Class B                             4,067        330,866
                        Topdanmark A/S (a)                                1,551        181,157
                        TrygVesta A/S                                     2,219        130,891
                        Vestas Wind Systems A/S (a)                      18,221      1,307,624
                        William Demant Holding (a)                        1,330         68,876
                                                                                  ------------
                                                                                     6,814,183
                                                                                  ------------
FINLAND - 1.3%          Elisa Corp.                                      13,141        216,557
                        Fortum Oyj                                       39,245        894,523
                        Kesko Oyj Class B                                 6,235        165,141
                        Kone Oyj Class B                                 13,564        416,518
                        Metso Oyj                                        11,856        221,944
                        Neste Oil Oyj                                    11,359        158,070
                        Nokia Oyj                                       325,001      4,760,345
                        Nokian Renkaat Oyj                                9,415        177,169
                        OKO Bank                                         11,124         89,126
                        Orion Oyj                                         5,513         86,466
                        Outokumpu Oyj                                    10,368        179,165
                        Rautaruukki Oyj                                   7,096        142,327
                        Sampo Oyj                                        37,840        715,478
                        Sanoma Oyj                                        4,060         62,958
                        Stora Enso Oyj Class R                           53,245        281,643
                        UPM-Kymmene Oyj                                  46,654        407,144
                        Wartsila Oyj                                      7,230        233,451
                                                                                  ------------
                                                                                     9,208,025
                                                                                  ------------
FRANCE - 9.8%           AXA SA                                          134,009      2,536,387
                        Accor SA                                         13,636        543,291
                        Aeroports de Paris                                2,398        176,301

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                 COMMON STOCKS                                   SHARES       VALUE
-------                 -------------------------------------------   ---------   ------------
                        Air France-KLM                                   11,955   $    153,328
                        Air Liquide                                      21,218      1,946,881
                        Alcatel SA                                      204,260        512,232
                        Alstom                                           17,164      1,019,143
                        Atos Origin SA                                    4,992        169,985
                        BNP Paribas SA                                   71,588      4,668,443
                        BioMerieux                                        1,193        104,921
                        Bouygues                                         20,806        786,843
                        Bureau Veritas SA                                 4,034        198,696
                        CNP Assurances                                    3,247        310,674
                        Cap Gemini SA                                    12,989        480,718
                        Carrefour SA                                     54,348      2,330,712
                        Casino Guichard Perrachon SA                      4,366        295,691
                        Christian Dior SA                                 5,068        379,639
                        Cie de Saint-Gobain SA                           31,600      1,063,269
                        Cie Generale d'Optique
                           Essilor International SA                      17,775        850,019
                        Compagnie Generale de Geophysique SA (a)         13,120        237,508
                        Compagnie Generale
                           des Etablissements Michelin                   12,919        739,894
                        Credit Agricole SA                               75,180        942,627
                        Dassault Systemes SA                              5,720        253,313
                        EDP Renovaveis SA (a)                            17,823        182,845
                        Eiffage                                           3,338        195,072
                        Electricite de France SA                         21,210      1,035,647
                        Eramet                                              461        121,093
                        Eurazeo                                           2,508        104,449
                        European Aeronautic Defense and Space Co.        36,223        588,281
                        Eutelsat Communications                           8,923        230,956
                        Fonciere Des Regions                              2,361        178,015
                        France Telecom SA                               156,670      3,564,819
                        GDF Suez                                        103,010      3,855,905
                        Gecina SA                                         1,392         86,363
                        Groupe Danone                                    47,034      2,332,178
                        Hermes International                              4,700        654,377
                        ICADE                                             1,353        111,326
                        Iliad SA                                          1,114        108,335
                        Imerys SA                                         2,523        106,036
                        Ipsen                                             2,182         95,600
                        JCDecaux SA                                       5,607         89,106
                        Klepierre                                         7,347        190,395
                        L'Oreal SA                                       20,428      1,533,405
                        LVMH Moet Hennessy Louis Vuitton SA              20,972      1,608,423
                        Lafarge SA                                        5,280        345,689
                        Lafarge SA (a)                                   12,444        846,664
                        Lagardere S.C.A.                                 10,889        363,031
                        Legrand Promesses                                 9,435        206,464

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                 COMMON STOCKS                                   SHARES       VALUE
-------                 -------------------------------------------   ---------   ------------
                        M6-Metropole Television SA                        5,485   $    104,025
                        Natixis                                          90,048        175,263
                        Neopost SA                                        2,741        246,818
                        PagesJaunes Groupe SA                            11,204        109,229
                        Pernod-Ricard SA                                 17,219      1,088,647
                        Peugeot SA                                       13,684        361,248
                        Pinault-Printemps-Redoute                         6,697        549,002
                        Publicis Groupe                                  11,154        341,477
                        Renault SA                                       15,860        585,972
                        SCOR SE                                          15,455        317,546
                        STMicroelectronics NV                            60,216        453,936
                        Safran SA                                        16,573        219,508
                        Sanofi-Aventis                                   90,246      5,332,626
                        Schneider Electric SA                            19,988      1,529,846
                        Societe BIC SA                                    1,668         96,044
                        Societe Des Autoroutes Paris-Rhin-Rhone           1,437         98,088
                        Societe Generale SA                              39,494      2,167,858
                        Societe Television Francaise 1                   10,396        117,182
                        Sodexho Alliance SA                               8,328        428,792
                        Suez Environnement SA                            23,764        416,448
                        Technip SA                                        9,226        454,937
                        Thales SA                                         7,881        353,811
                        Total SA                                        182,981      9,917,706
                        Unibail - Rodamco                                 7,215      1,078,746
                        Vallourec SA                                      4,781        584,374
                        Veolia Environnement SA                          33,851      1,000,863
                        Vinci SA                                         36,028      1,625,738
                        Vivendi SA                                      100,339      2,408,531
                                                                                  ------------
                                                                                    71,599,250
                                                                                  ------------
GERMANY - 7.5%          Adidas-Salomon AG                                17,081        650,915
                        Allianz AG Registered Shares                     38,833      3,582,060
                        BASF SE                                          79,140      3,153,080
                        Bayer AG                                         65,514      3,520,739
                        Bayerische Motoren Werke AG                      29,401      1,110,626
                        Bayerische Motoren
                           Werke AG (Preference Shares)                   5,309        128,209
                        Beiersdorf AG                                     7,770        366,017
                        Celesio AG                                        7,514        172,608
                        Commerzbank AG                                   63,031        392,917
                        DaimlerChrysler AG                               77,338      2,808,590
                        Deutsche Bank AG Registered Shares               47,867      2,909,881
                        Deutsche Boerse AG                               16,721      1,301,312
                        Deutsche Lufthansa AG                            20,149        253,045
                        Deutsche Post AG                                 75,126        980,920
                        Deutsche Postbank AG                              7,342        187,124
                        Deutsche Telekom AG                             242,627      2,868,474
                        E.ON AG                                         163,131      5,790,821

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                 COMMON STOCKS                                   SHARES       VALUE
-------                 -------------------------------------------   ---------   ------------
                        Fraport AG                                        2,921   $    125,247
                        Fresenius AG                                      2,764        129,337
                        Fresenius AG (Preference Shares)                  7,111        384,728
                        Fresenius Medical Care AG                        16,982        763,111
                        GEA Group AG                                     12,993        197,303
                        Hamburger Hafen und Logistik AG                   2,544         98,291
                        Hannover Rueckversicherung AG
                           Registered Shares                              5,336        197,259
                        Henkel KGaA                                      11,896        320,908
                        Hochtief AG                                       3,709        187,297
                        K+S AG                                           13,183        743,605
                        Linde AG                                         13,469      1,106,522
                        MAN SE                                            9,287        571,425
                        Merck KGaA                                        5,748        584,893
                        Metro AG                                          9,987        477,161
                        Muenchener Rueckversicherungs
                           AG Registered Shares                          17,729      2,395,288
                        Porsche Automobil
                           Holding SE (Preference Shares)                 7,884        530,680
                        Puma AG Rudolf Dassler Sport                        573        125,494
                        Qiagen NV (a)                                    16,105        299,084
                        RWE AG                                           35,907      2,831,614
                        SAP AG                                           73,503      2,963,526
                        Salzgitter AG                                     3,477        306,466
                        Siemens AG                                       70,526      4,877,058
                        Solarworld AG                                     7,403        175,202
                        Suedzucker AG                                     5,494        111,352
                        TUI AG                                           15,953        117,785
                        ThyssenKrupp AG                                  31,093        774,606
                        United Internet AG                               11,411        134,051
                        Volkswagen AG                                     7,493      2,538,516
                        Wacker Chemie AG                                  1,383        159,710
                                                                                  ------------
                                                                                    54,404,857
                                                                                  ------------
GREECE - 0.6%           Alpha Bank AE                                    33,709        369,050
                        Bank of Cyprus Public Co. Ltd.                   52,818        298,393
                        Coca-Cola Hellenic Bottling Co. SA               14,308        294,901
                        EFG Eurobank Ergasias SA (a)                     27,217        286,283
                        Hellenic Petroleum SA                             7,916         76,539
                        Hellenic Telecommunications
                           Organization SA                               23,844        364,628
                        Marfin Investment Group SA                       53,258        228,551
                        National Bank of Greece SA                       43,816      1,215,515
                        OPAP SA                                          19,803        528,050
                        Piraeus Bank SA (a)                              27,767        276,455
                        Public Power Corp.                                9,270        191,276
                        Titan Cement Co. SA                               3,439         90,753
                                                                                  ------------
                                                                                     4,220,394
                                                                                  ------------

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                 COMMON STOCKS                                   SHARES       VALUE
-------                 -------------------------------------------   ---------   ------------
HONG KONG - 2.4%        ASM Pacific Technology Ltd.                      12,504   $     63,942
                        BOC Hong Kong Holdings Ltd.                     327,900        570,516
                        Bank of East Asia Ltd.                          136,332        413,167
                        CLP Holdings Ltd.                               181,187      1,200,577
                        Cathay Pacific Airways Ltd.                     106,263        145,778
                        Cheung Kong Holdings Ltd.                       122,835      1,404,510
                        Cheung Kong Infrastructure Holdings Ltd.         31,500        110,350
                        Chinese Estates Holdings Ltd.                    78,000        142,496
                        Esprit Holdings Ltd.                             99,600        553,360
                        Hang Lung Group Ltd.                             82,000        383,709
                        Hang Lung Properties Ltd.                       173,000        569,694
                        Hang Seng Bank Ltd.                              67,753        948,282
                        Henderson Land Development Co., Ltd.             93,491        533,481
                        The Hong Kong & China Gas Ltd.                  330,290        693,339
                        Hong Kong Aircraft Engineering Company Ltd.       3,200         37,183
                        Hong Kong Exchanges and Clearing Ltd.            90,427      1,397,684
                        HongKong Electric Holdings Ltd.                 123,000        683,280
                        Hopewell Holdings Ltd.                           56,349        175,950
                        Hutchison Whampoa Ltd.                          189,176      1,230,617
                        Hysan Development Co. Ltd.                       56,791        145,420
                        Kerry Properties Ltd.                            64,000        278,785
                        Li & Fung Ltd.                                  203,990        544,659
                        The Link REIT                                   192,914        410,002
                        MTR Corp.                                       115,000        343,548
                        NWS Holdings Ltd.                                79,000        142,249
                        New World Development Ltd.                      222,484        400,477
                        Orient Overseas International Ltd.               19,557         82,988
                        PCCW Ltd.                                       411,000        107,022
                        Shangri-La Asia Ltd.                             92,990        137,343
                        Sino Land Co.                                   160,421        264,094
                        Sun Hung Kai Properties Ltd.                    124,324      1,543,831
                        Swire Pacific Ltd. Class A                       68,077        683,352
                        Television Broadcasts Ltd.                       17,000         68,084
                        Wharf Holdings Ltd.                             112,870        475,890
                        Wheelock and Co., Ltd.                           91,000        233,869
                        Wing Hang Bank Ltd.                              12,000        104,748
                                                                                  ------------
                                                                                    17,224,276
                                                                                  ------------
IRELAND - 0.3%          Anglo Irish Bank Corp. Plc                       62,641              1
                        CRH Plc                                          60,348      1,387,054
                        Elan Corp. Plc (a)                               37,704        241,471
                        Kerry Group Plc                                  10,783        243,814
                        Ryanair Holdings Plc (a)                         35,968        166,759
                                                                                  ------------
                                                                                     2,039,099
                                                                                  ------------
ITALY - 3.4%            A2A SpA                                         110,110        201,233
                        ACEA SpA                                          7,973         97,360
                        Alleanza Assicurazioni SpA                       37,149        255,305
                        Assicurazioni Generali SpA                       87,925      1,831,222

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                 COMMON STOCKS                                   SHARES       VALUE
-------                 -------------------------------------------   ---------   ------------
                        Autogrill SpA                                     8,807   $     74,421
                        Autostrade SpA                                   22,588        457,513
                        Banca Carige SpA                                 61,682        169,453
                        Banca Monte dei Paschi di Siena SpA             175,591        283,811
                        Banca Popolare di Milano Scrl                    35,450        211,533
                        Banco Popolare SpA                               56,155        419,935
                        Enel SpA                                        565,654      2,761,487
                        Eni SpA                                         221,901      5,262,859
                        Exor SpA                                          8,247        118,702
                        Fiat SpA                                         68,016        685,837
                        Finmeccanica SpA                                 35,475        500,270
                        Fondiaria-SAI SpA                                 6,498        104,890
                        Intesa Sanpaolo SpA                             655,122      2,117,045
                        Intesa Sanpaolo SpA
                           (Non-Convertible Savings Shares)              68,618        169,645
                        Italcementi SpA                                   6,190         70,875
                        Lottomatica SpA                                   6,170        119,138
                        Luxottica Group SpA                              12,204        253,883
                        Mediaset SpA                                     67,339        378,060
                        Mediobanca SpA                                   43,163        514,348
                        Mediolanum SpA                                   27,409        146,429
                        Parmalat SpA                                    150,377        363,206
                        Pirelli & C. SpA                                204,382         71,661
                        Prysmian SpA                                      8,838        133,213
                        Saipem SpA                                       23,572        575,903
                        Saras SpA                                        19,965         57,001
                        Snam Rete Gas SpA                               133,450        586,217
                        Telecom Italia SpA                              847,886      1,175,582
                        Telecom Italia SpA
                           (Non-Convertible Savings Shares)             531,106        523,201
                        Terna SpA                                       105,250        351,021
                        UniCredit SpA                                 1,234,659      3,122,825
                        Unione di Banche Italiane ScpA                   53,164        692,795
                        Unipol SpA                                       54,783         64,269
                                                                                  ------------
                                                                                    24,922,148
                                                                                  ------------
JAPAN - 23.7%           The 77 Bank Ltd.                                 22,000        128,090
                        ABC-Mart, Inc.                                    2,200         56,477
                        Acom Co., Ltd.                                    4,160        103,675
                        Advantest Corp.                                  14,800        269,512
                        Aeon Co., Ltd.                                   54,800        540,710
                        Aeon Credit Service Co., Ltd.                     8,900        116,440
                        Aeon Mall Co. Ltd.                                4,900         92,990
                        Aioi Insurance Co., Ltd.                         45,000        205,104
                        Aisin Seiki Co., Ltd.                            16,500        356,456
                        Ajinomoto Co., Inc.                              59,000        466,727
                        Alfresa Holdings Corp.                            1,900         87,778
                        All Nippon Airways Co., Ltd.                     43,000        150,247

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                 COMMON STOCKS                                   SHARES       VALUE
-------                 -------------------------------------------   ---------   ------------
                        Amada Co., Ltd.                                  31,000   $    192,113
                        Aozora Bank Ltd.                                 70,000        108,068
                        Asahi Breweries Ltd.                             34,200        490,077
                        Asahi Glass Co., Ltd.                            90,100        721,701
                        Asahi Kasei Corp.                               113,000        573,334
                        Asics Corp.                                      14,000        127,696
                        Astellas Pharma, Inc.                            40,100      1,416,018
                        The Bank of Kyoto Ltd.                           26,000        240,988
                        The Bank of Yokohama Ltd.                       106,000        567,374
                        Benesse Corp.                                     6,500        260,638
                        Bridgestone Corp.                                54,200        849,014
                        Brother Industries Ltd.                          23,000        203,433
                        Canon, Inc.                                      92,500      3,021,420
                        Canon Marketing Japan Inc.                        4,700         65,706
                        Casio Computer Co., Ltd.                         20,400        182,719
                        Central Japan Railway Co.                           136        836,058
                        The Chiba Bank Ltd.                              66,000        430,739
                        Chubu Electric Power Co., Inc.                   57,400      1,325,583
                        Chugai Pharmaceutical Co., Ltd.                  19,900        378,674
                        The Chugoku Bank Ltd.                            16,000        221,832
                        Chugoku Electric Power Co.                       22,500        469,779
                        Chuo Mitsui Trust Holdings, Inc.                 84,000        320,065
                        Citizens Holding Co., Ltd.                       32,400        165,917
                        Coca-Cola West Holdings Co., Ltd.                 3,300         63,115
                        Cosmo Oil Co., Ltd.                              42,000        142,196
                        Credit Saison Co., Ltd.                          15,200        192,808
                        DIC Corp.                                        30,000         46,864
                        Dai Nippon Printing Co., Ltd.                    51,000        698,285
                        Daicel Chemical Industries Ltd.                  25,000        151,507
                        Daido Steel Co., Ltd.                            24,000         98,123
                        Daihatsu Motor Co., Ltd.                         20,000        185,904
                        Daiichi Sankyo Co., Ltd.                         59,800      1,067,397
                        Daikin Industries Ltd.                           21,400        688,727
                        Dainippon Pharma Co., Ltd.                       17,000        148,328
                        Daito Trust Construction Co., Ltd.                7,200        339,497
                        Daiwa House Industry Co., Ltd.                   45,000        483,887
                        Daiwa Securities Group, Inc.                    115,000        683,353
                        Dena Co. Ltd.                                        24         80,132
                        Denki Kagaku Kogyo Kabushiki Kaisha              44,000        122,203
                        Denso Corp.                                      42,400      1,086,825
                        Dentsu, Inc.                                     16,413        344,419
                        Diamond Lease Co., Ltd.                           4,070        132,679
                        Dowa Mining Co., Ltd.                            24,000         99,618
                        East Japan Railway Co.                           29,421      1,771,317
                        Eisai Co., Ltd.                                  22,400        795,317
                        Electric Power Development Co.                   11,600        329,138
                        Elpida Memory, Inc. (a)                          10,600        114,158

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                 COMMON STOCKS                                   SHARES       VALUE
-------                 -------------------------------------------   ---------   ------------
                        FamilyMart Co., Ltd.                              5,700   $    179,106
                        Fanuc Ltd.                                       16,700      1,338,277
                        Fast Retailing Co., Ltd.                          4,200        547,363
                        Fuji Electric Holdings Co., Ltd.                 31,800         52,509
                        Fuji Heavy Industries Ltd.                       55,000        222,207
                        Fuji Media Holdings, Inc.                            54         81,265
                        Fuji Photo Film Co., Ltd.                        43,400      1,381,196
                        Fujitsu Ltd.                                    162,000        880,022
                        Fukuoka Financial Group, Inc.                    67,000        299,639
                        Furukawa Electric Co., Ltd.                      57,000        256,424
                        GS Yuasa Corp.                                   29,000        254,474
                        The Gunma Bank Ltd.                              27,000        150,103
                        The Hachijuni Bank Ltd.                          31,000        175,154
                        Hakuhodo DY Holdings, Inc.                        1,140         61,453
                        Hankyu Hanshin Holdings, Inc.                    96,000        449,428
                        Hikari Tsushin, Inc.                                800         18,035
                        Hino Motors Ltd.                                 22,000         68,494
                        Hirose Electric Co., Ltd.                         2,800        298,724
                        The Hiroshima Bank Ltd.                          34,000        141,716
                        Hisamitsu Pharmaceutical Co., Ltd.                6,300        195,732
                        Hitachi Chemical Co., Ltd.                        8,700        140,075
                        Hitachi Construction Machinery Co., Ltd.         11,300        183,639
                        Hitachi High-Technologies Corp.                   4,300         73,059
                        Hitachi Ltd.                                    293,000        911,821
                        Hitachi Metals Ltd.                              13,000        110,655
                        Hokkaido Electric Power Co., Inc.                15,900        297,707
                        Hokuhoku Financial Group, Inc.                   88,100        220,831
                        Hokuriku Electric Power                          16,000        365,937
                        Honda Motor Co., Ltd.                           143,300      3,942,305
                        Hoya Corp.                                       35,800        717,142
                        IHI Corp.                                        98,000        169,286
                        ITOCHU Corp.                                    131,000        909,037
                        ITOCHU Techno-Science Corp.                       1,300         38,634
                        Ibiden Co., Ltd.                                 11,700        328,066
                        Idemitsu Kosan Co., Ltd.                          2,000        171,346
                        Inpex Corp.                                          69        550,150
                        Isetan Mitsukoshi Holdings Ltd.                  30,105        306,302
                        Isuzu Motors Ltd.                               110,000        176,474
                        Ito En, Ltd.                                      5,800         82,483
                        The Iyo Bank Ltd.                                23,000        234,439
                        J. Front Retailing Co. Ltd.                      34,600        165,096
                        JFE Holdings, Inc.                               43,600      1,464,843
                        JGC Corp.                                        18,000        289,726
                        JS Group Corp.                                   22,300        344,159
                        JSR Corp.                                        15,900        272,345
                        JTEKT Corp.                                      15,600        157,659
                        Jafco Co., Ltd.                                   1,900         63,800

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                 COMMON STOCKS                                   SHARES       VALUE
-------                 -------------------------------------------   ---------   ------------
                        Japan Airlines Corp. (a)                         87,000   $    167,877
                        Japan Petroleum Explora                           3,000        166,049
                        Japan Prime Realty Investment Corp.                  62        133,748
                        Japan Real Estate Investment Corp.                   40        331,797
                        Japan Retail Fund Investment Corp.                   37        170,692
                        The Japan Steel Works, Ltd.                      30,000        369,720
                        Japan Tobacco, Inc.                                 400      1,250,333
                        The Joyo Bank Ltd.                               52,000        265,319
                        Jupiter Telecommunications Co., Ltd.                159        120,606
                        KDDI Corp.                                          253      1,342,429
                        Kajima Corp.                                     67,800        211,061
                        Kamigumi Co., Ltd.                               23,000        194,385
                        Kaneka Corp.                                     26,000        184,746
                        The Kansai Electric Power Co., Inc.              66,100      1,458,065
                        Kansai Paint Co., Ltd.                           14,000        100,309
                        Kao Corp.                                        48,000      1,044,498
                        Kawasaki Heavy Industries Ltd.                  142,000        391,152
                        Kawasaki Kisen Kaisha Ltd.                       53,000        217,409
                        Keihin Electric Express Railway Co., Ltd.        32,000        248,137
                        Keio Electric Railway Co., Ltd.                  42,000        243,963
                        Keisei Electric Railway Co., Ltd.                31,000        184,821
                        Keyence Corp.                                     3,520        717,126
                        Kikkoman Corp.                                   16,000        160,230
                        Kinden Corp.                                      7,000         61,511
                        Kintetsu Corp.                                  137,000        603,886
                        Kirin Holdings Co., Ltd.                         75,000      1,046,367
                        Kobe Steel Ltd.                                 208,000        387,382
                        Komatsu Ltd.                                     82,500      1,273,763
                        Konami Corp.                                      9,800        187,657
                        Konica Minolta Holdings, Inc.                    42,500        444,059
                        Kubota Corp.                                     95,000        782,322
                        Kuraray Co., Ltd.                                30,000        332,573
                        Kurita Water Industries Ltd.                     10,600        342,334
                        Kyocera Corp.                                    14,100      1,058,545
                        Kyowa Hakko Kirin Co. Ltd.                       22,000        248,204
                        Kyushu Electric Power Co., Inc.                  32,800        705,907
                        Lawson, Inc.                                      6,500        286,104
                        Leopalace21 Corp.                                11,400        101,870
                        Mabuchi Motor Co., Ltd.                           2,000         96,489
                        Makita Corp.                                     10,500        254,085
                        Marubeni Corp.                                  146,000        645,727
                        Marui Group Co. Ltd.                             25,100        175,700
                        Maruichi Steel Tube Ltd.                          4,400         82,981
                        Matsui Securities Co., Ltd.                       7,900         71,638
                        Mazda Motor Corp.                                81,000        207,157
                        McDonald's Holdings Co. Japan Ltd.                7,027        130,485
                        Mediceo Paltac Holdings Co., Ltd.                 9,400        107,324

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                 COMMON STOCKS                                   SHARES       VALUE
-------                 -------------------------------------------   ---------   ------------
                        Meiji Holdings Co. Ltd.                           4,993   $    201,099
                        Minebea Co., Ltd.                                29,000        123,417
                        Mitsubishi Chemical Holdings Corp.              103,000        435,664
                        Mitsubishi Corp.                                117,500      2,168,253
                        Mitsubishi Electric Corp.                       167,000      1,055,462
                        Mitsubishi Estate Co., Ltd.                     102,000      1,693,371
                        Mitsubishi Gas Chemical Co., Inc.                31,000        169,023
                        Mitsubishi Heavy Industries Ltd.                269,200      1,114,034
                        Mitsubishi Logistics Corp.                        9,000         99,430
                        Mitsubishi Materials Corp.                       99,000        308,224
                        Mitsubishi Motors Corp. (a)                     292,000        547,251
                        Mitsubishi Rayon Co., Ltd.                       57,000        165,636
                        Mitsubishi Tanabe Pharma Corp.                   20,000        229,773
                        Mitsubishi UFJ Financial Group, Inc.            803,274      4,960,053
                        Mitsui & Co., Ltd.                              151,000      1,789,301
                        Mitsui Chemicals, Inc.                           55,000        175,325
                        Mitsui Engineering & Shipbuilding Co., Ltd.      58,000        136,238
                        Mitsui Fudosan Co., Ltd.                         73,000      1,266,124
                        Mitsui Mining & Smelting Co., Ltd.               63,000        162,654
                        Mitsui OSK Lines Ltd.                           100,000        646,234
                        Mitsui Sumitomo
                           Insurance Group Holdings, Inc.                36,557        956,360
                        Mitsumi Electric Co., Ltd.                        7,400        158,076
                        Mizuho Financial Group, Inc.                    822,637      1,911,263
                        Murata Manufacturing Co., Ltd.                   18,600        793,837
                        NEC Corp.                                       167,000        653,234
                        NGK Insulators Ltd.                              23,000        468,781
                        NGK Spark Plug Co., Ltd.                         15,000        143,195
                        NHK Spring Co., Ltd.                              9,000         60,318
                        NOK Corp.                                        10,600        123,163
                        NSK Ltd.                                         35,000        177,176
                        NTN Corp.                                        26,000        104,139
                        NTT Data Corp.                                      113        364,754
                        NTT DoCoMo, Inc.                                  1,349      1,973,098
                        NTT Urban Development Co.                            70         67,479
                        Namco Bandai Holdings, Inc.                      16,700        183,161
                        Nidec Corp.                                       9,500        578,259
                        Nikon Corp.                                      29,000        501,716
                        Nintendo Co., Ltd.                                8,600      2,380,092
                        Nippon Building Fund, Inc.                           45        384,659
                        Nippon Electric Glass Co.                        30,500        340,974
                        Nippon Express Co., Ltd.                         74,000        335,940
                        Nippon Meat Packers, Inc.                        18,000        226,628
                        Nippon Mining Holdings, Inc.                     78,500        405,648
                        Nippon Oil Corp.                                113,000        665,402
                        Nippon Paper Group, Inc.                          8,500        219,889
                        Nippon Sanso Corp.                               20,000        191,174

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                 COMMON STOCKS                                   SHARES       VALUE
-------                 -------------------------------------------   ---------   ------------
                        Nippon Sheet Glass Co., Ltd.                     58,000   $    169,005
                        Nippon Steel Corp.                              454,000      1,738,099
                        Nippon Telegraph & Telephone Corp.               44,300      1,804,136
                        Nippon Yusen Kabushiki Kaisha                   100,000        430,619
                        Nipponkoa Insurance Co., Ltd.                    53,000        308,345
                        The Nishi-Nippon City Bank Ltd.                  48,000        121,264
                        Nissan Chemical Industries Ltd.                  16,000        179,859
                        Nissan Motor Co., Ltd.                          216,000      1,310,881
                        Nissay Dowa General Insurance Co., Ltd.           8,000         38,646
                        Nisshin Seifun Group, Inc.                       12,500        148,515
                        Nisshin Steel Co., Ltd.                          61,000        136,165
                        Nisshinbo Industries, Inc.                       12,000        135,373
                        Nissin Foods Holdings Co., Ltd.                   7,500        226,787
                        Nitori Co., Ltd.                                  3,450        244,313
                        Nitto Denko Corp.                                14,110        430,193
                        Nomura Holdings, Inc.                           216,100      1,824,067
                        Nomura Real Estate Holdings, Inc.                 8,500        146,304
                        Nomura Real Estate Office Fund, Inc.                 20        127,150
                        Nomura Research Institute Ltd.                    8,700        192,855
                        OJI Paper Co., Ltd.                              73,000        313,643
                        ORIX Corp.                                        7,610        452,948
                        Obayashi Corp.                                   58,000        283,917
                        Obic Co., Ltd.                                      430         69,681
                        Odakyu Electric Railway Co., Ltd.                53,000        453,104
                        Olympus Corp.                                    20,000        470,987
                        Omron Corp.                                      14,500        210,079
                        Ono Pharmaceutical Co., Ltd.                      7,600        341,868
                        Onward Holdings Co., Ltd.                         7,000         44,982
                        Oracle Corp. Japan                                2,400         88,015
                        Oriental Land Co., Ltd.                           4,100        274,899
                        Osaka Gas Co., Ltd.                             169,000        538,688
                        Osaka Titanium Technologies Co.                   1,500         54,961
                        Otsuka Shokai Co., Ltd.                             700         37,383
                        Panasonic Corp.                                 167,000      2,249,921
                        Panasonic Electric Works Ltd.                    32,873        310,702
                        Promise Co., Ltd.                                 5,900         75,279
                        Rakuten, Inc.                                       641        386,253
                        Resona Holdings, Inc.                            44,700        626,575
                        Ricoh Co., Ltd.                                  58,000        747,167
                        Rinnai Corp.                                      3,800        167,949
                        Rohm Co., Ltd.                                    8,700        634,560
                        SBI Holdings, Inc.                                1,486        301,781
                        SMC Corp.                                         4,900        526,134
                        Sankyo Co., Ltd. (Gunma)                          4,600        245,380
                        Santen Pharmaceutical Co., Ltd.                   6,700        203,066
                        Sanyo Electric Co., Ltd. (a)                    154,000        398,849
                        Sapporo Hokuyo Holdings, Inc.                    17,000         48,761

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                 COMMON STOCKS                                   SHARES       VALUE
-------                 -------------------------------------------   ---------   ------------
                        Sapporo Holdings Ltd.                            23,000   $    131,553
                        Secom Co., Ltd.                                  18,200        738,660
                        Sega Sammy Holdings, Inc.                        17,632        223,475
                        Seiko Epson Corp.                                10,300        168,093
                        Sekisui Chemical Co., Ltd.                       39,000        244,465
                        Sekisui House Ltd.                               45,000        455,758
                        Seven & I Holdings Co., Ltd.                     68,400      1,604,158
                        Seven Bank Ltd.                                      49        128,496
                        Sharp Corp.                                      87,000        902,559
                        Shikoku Electric Power Co., Inc.                 16,200        483,159
                        Shimadzu Corp.                                   26,000        207,749
                        Shimamura Co., Ltd.                               1,900        151,284
                        Shimano, Inc.                                     5,600        215,156
                        Shimizu Corp.                                    53,000        230,042
                        Shin-Etsu Chemical Co., Ltd.                     36,500      1,692,830
                        Shinko Electric Industries                        3,400         42,012
                        Shinko Securities Co., Ltd.                      40,300        126,118
                        Shinsei Bank Ltd.                               100,000        159,655
                        Shionogi & Co., Ltd.                             27,000        521,667
                        Shiseido Co., Ltd.                               31,000        507,149
                        The Shizuoka Bank Ltd.                           52,000        514,631
                        Showa Denko KK                                  103,000        183,705
                        Showa Shell Sekiyu KK                            19,900        210,567
                        Softbank Corp.                                   65,600      1,277,949
                        Sojitz Corp.                                    110,100        241,449
                        Sompo Japan Insurance, Inc.                      77,800        518,431
                        Sony Corp.                                       87,200      2,274,962
                        Sony Financial Holdings, Inc.                        77        212,302
                        Square Enix Holdings Co., Ltd.                    5,500        129,171
                        Stanley Electric Co., Ltd.                       12,300        249,416
                        Sumco Corp.                                      11,300        160,540
                        Sumitomo Chemical Co., Ltd.                     140,000        629,601
                        Sumitomo Corp.                                   97,700        993,091
                        Sumitomo Electric Industries Ltd.                67,000        751,192
                        Sumitomo Heavy Industries Ltd.                   55,000        244,672
                        Sumitomo Metal Industries Ltd.                  301,000        800,141
                        Sumitomo Metal Mining Co., Ltd.                  47,000        660,250
                        Sumitomo Mitsui Financial Group, Inc.            78,310      3,168,838
                        Sumitomo Realty & Development Co., Ltd.          33,000        602,537
                        Sumitomo Rubber Industries, Ltd.                 17,100        137,473
                        The Sumitomo Trust & Banking Co., Ltd.          125,000        670,736
                        Suruga Bank Ltd.                                 19,000        181,782
                        Suzuken Co., Ltd.                                 5,000        144,851
                        Suzuki Motor Corp.                               31,800        713,046
                        T&D Holdings, Inc.                               19,850        567,133
                        TDK Corp.                                        10,900        511,692
                        THK Co., Ltd.                                     9,200        137,149

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                 COMMON STOCKS                                   SHARES       VALUE
-------                 -------------------------------------------   ---------   ------------
                        Taiheiyo Cement Corp.                            78,000   $    133,666
                        Taisei Corp.                                     93,000        224,180
                        Taisho Pharmaceutical Co., Ltd.                  11,000        208,190
                        Takashimaya Co., Ltd.                            24,000        188,911
                        Takeda Pharmaceutical Co., Ltd.                  66,600      2,589,403
                        Teijin Ltd.                                      85,000        273,212
                        Terumo Corp.                                     15,000        661,307
                        Tobu Railway Co., Ltd.                           66,000        387,405
                        Toho Co., Ltd.                                    7,400        120,371
                        Toho Gas Co., Ltd.                               45,000        182,755
                        Tohoku Electric Power Co., Inc.                  36,900        770,811
                        Tokio Marine Holdings, Inc.                      62,700      1,721,529
                        Tokuyama Corp.                                   20,000        146,806
                        Tokyo Broadcasting System HD                      3,500         54,998
                        The Tokyo Electric Power Co., Inc.              105,700      2,717,685
                        Tokyo Electron Ltd.                              15,000        723,898
                        Tokyo Gas Co., Ltd.                             201,000        718,059
                        Tokyo Steel Manufacturing Co., Ltd.               9,700        118,070
                        Tokyo Tatemono Co., Ltd.                         25,000        139,222
                        Tokyu Corp.                                      98,000        494,372
                        Tokyu Land Corp.                                 39,000        177,184
                        TonenGeneral Sekiyu KK                           25,000        254,450
                        Toppan Printing Co., Ltd.                        49,000        493,677
                        Toray Industries, Inc.                          117,700        599,110
                        Toshiba Corp.                                   340,000      1,231,801
                        Tosoh Corp.                                      49,000        138,603
                        Toto Ltd.                                        22,000        153,531
                        Toyo Seikan Kaisha Ltd.                          21,800        456,799
                        Toyoda Gosei Co., Ltd.                            5,300        143,107
                        Toyota Boshoku Corp.                              3,800         56,646
                        Toyota Industries Corp.                          15,400        382,773
                        Toyota Motor Corp.                              239,300      9,049,697
                        Toyota Tsusho Corp.                              16,700        247,338
                        Trend Micro, Inc.                                 9,500        303,350
                        Tsumura & Co.                                     5,500        171,630
                        UNY Co., Ltd.                                    16,000        136,707
                        USS Co., Ltd.                                     1,440         74,172
                        Ube Industries Ltd.                              90,000        251,158
                        Uni-Charm Corp.                                   3,600        275,022
                        Ushio, Inc.                                       7,800        124,428
                        West Japan Railway Co.                              148        489,440
                        Yahoo! Japan Corp.                                1,276        405,825
                        Yakult Honsha Co., Ltd.                           6,800        129,901
                        Yamada Denki Co., Ltd.                            7,440        432,847
                        Yamaguchi Financial Group, Inc.                  21,000        276,962
                        Yamaha Corp.                                     12,000        149,566

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                 COMMON STOCKS                                   SHARES       VALUE
-------                 -------------------------------------------   ---------   ------------
                        Yamaha Motor Co., Ltd.                           17,300   $    192,181
                        Yamato Kogyo Co. Ltd.                             3,500        103,039
                        Yamato Transport Co., Ltd.                       35,000        465,355
                        Yamazaki Baking Co., Ltd.                         8,000         90,371
                        Yaskawa Electric Corp.                           21,000        139,454
                        The Yasuda Trust & Banking Co., Ltd.            145,000        187,460
                        Yokogawa Electric Corp.                          12,700         85,585
                                                                                  ------------
                                                                                   173,006,281
                                                                                  ------------
KAZAKHSTAN - 0.0%       Eurasian Natural Resources Corp.                 24,271        262,643
                                                                                  ------------
LUXEMBOURG - 0.5%       ArcelorMittal                                    73,925      2,446,413
                        SES Global                                       24,950        477,095
                        Tenaris SA                                       41,388        564,615
                                                                                  ------------
                                                                                     3,488,123
                                                                                  ------------
NETHERLANDS - 2.3%      ASML Holding NV                                  38,259        829,266
                        Aegon NV                                        122,107        755,972
                        Akzo Nobel NV                                    21,126        933,836
                        Corio NV                                          3,871        188,788
                        Fugro NV                                          5,841        243,249
                        Heineken Holding NV                              10,233        326,956
                        Heineken NV                                      22,042        821,474
                        ING Groep NV CVA                                167,621      1,698,181
                        Koninklijke Ahold NV                            105,789      1,219,590
                        Koninklijke Boskalis Westminster NV               4,333         98,634
                        Koninklijke DSM NV                               12,880        405,034
                        Koninklijke KPN NV                              151,428      2,089,369
                        Koninklijke Philips Electronics NV               83,376      1,539,379
                        Randstad Holdings NV                              8,903        247,418
                        Reed Elsevier NV                                 55,275        611,194
                        SBM Offshore NV                                  12,965        222,636
                        TNT NV                                           32,661        638,391
                        Unilever NV                                     139,902      3,383,693
                        Wolters Kluwer NV                                23,939        419,964
                                                                                  ------------
                                                                                    16,673,024
                                                                                  ------------
NEW ZEALAND - 0.1%      Auckland International Airport Ltd.              55,023         57,108
                        Contact Energy Ltd.                              21,295         80,253
                        Fletcher Building Ltd.                           50,667        214,936
                        Sky City Ltd.                                    35,133         60,689
                        Telecom Corp. of New Zealand Ltd.               161,245        283,042
                                                                                  ------------
                                                                                       696,028
                                                                                  ------------
NORWAY - 0.6%           DnB NOR ASA                                      64,699        494,363
                        Norsk Hydro ASA                                  60,604        312,268
                        Orkla ASA                                        73,076        531,373
                        Renewable Energy Corp. ASA (a)                   22,105        172,602
                        StatoilHydro ASA                                101,632      2,007,554
                        Telenor ASA                                      55,995        432,106
                        Telenor ASA (a)(b)                                5,999        138,277

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                 COMMON STOCKS                                   SHARES       VALUE
-------                 -------------------------------------------   ---------   ------------
                        Yara International ASA                           17,100   $    481,419
                                                                                  ------------
                                                                                     4,569,962
                                                                                  ------------
PORTUGAL - 0.3%         Banco Comercial
                           Portugues SA Registered Shares               209,889        213,707
                        Banco Espirito Santo SA Registered Shares        41,729        225,027
                        Brisa-Auto Estradas
                           de Portugal SA Private Shares                 20,401        146,652
                        Cimpor Cimentos de Portugal SA                   26,806        195,824
                        Energias de Portugal SA                         162,301        637,563
                        Galp Energia SGPS SA                             15,896        224,071
                        Jeronimo Martins SGPS SA                         17,014        116,052
                        Portugal Telecom SGPS SA Registered  Shares      53,624        526,005
                                                                                  ------------
                                                                                     2,284,901
                                                                                  ------------
SINGAPORE - 1.3%        Ascendas Real Estate Investment Trust           124,962        136,238
                        CapitaLand Ltd.                                 239,749        609,573
                        CapitaMall Trust                                157,700        151,672
                        City Developments Ltd.                           46,535        274,231
                        ComfortDelgro Corp. Ltd.                        125,816        110,836
                        Cosco Corp. Ltd.                                 97,002         83,076
                        DBS Group Holdings Ltd.                         153,407      1,243,693
                        Fraser and Neave Ltd.                            71,096        190,494
                        Genting Singapore Plc (a)                       355,903        166,606
                        Golden Agri-Resources Ltd.                      524,876        136,805
                        Jardine Cycle & Carriage Ltd.                    10,721        141,508
                        Keppel Corp. Ltd.                               119,616        566,994
                        Neptune Orient Lines Ltd.                        44,200         44,871
                        Noble Group Ltd.                                143,720        179,129
                        Olam International Ltd.                         115,900        193,273
                        Oversea-Chinese Banking Corp.                   222,914      1,023,443
                        Sembcorp Industries Ltd.                         81,590        169,191
                        Sembcorp Marine Ltd.                             87,197        160,721
                        Singapore Airlines Ltd.                          44,009        402,911
                        Singapore Exchange Ltd.                          81,000        394,443
                        Singapore Press Holdings Ltd.                   130,316        283,578
                        Singapore Technologies Engineering Ltd.         114,213        192,448
                        Singapore Telecommunications Ltd.               713,132      1,471,294
                        StarHub Ltd.                                     66,769         98,442
                        UOL Group Ltd.                                   24,457         55,494
                        United Overseas Bank Ltd.                       107,572      1,085,486
                        Wilmar International Ltd.                        73,670        254,099
                                                                                  ------------
                                                                                     9,820,549
                                                                                  ------------
SPAIN - 4.4%            ACS Actividades de
                           Construccion y Servicios, SA                  13,493        684,943
                        Abertis Infraestructuras SA                      24,700        466,451
                        Acciona SA                                        2,511        310,070
                        Acerinox SA                                      12,303        228,563
                        Banco Bilbao Vizcaya Argentaria SA              304,686      3,836,467

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                 COMMON STOCKS                                   SHARES       VALUE
-------                 -------------------------------------------   ---------   ------------
                        Banco de Sabadell SA                             80,602   $    504,129
                        Banco de Valencia SA                             14,285        138,892
                        Banco Popular Espanol SA                         67,888        594,013
                        Banco Santander SA                              698,017      8,437,768
                        Bankinter SA                                     27,057        320,991
                        Cintra Concesiones
                           de Infraestructuras de Transporte SA          21,741        135,448
                        Corp. Mapfre SA                                  63,096        206,144
                        Criteria Caixacorp. SA                           73,842        342,242
                        Enagas                                           15,736        310,544
                        Fomento de Construcciones y Contratas SA          3,759        154,670
                        Gamesa Corp. Tecnologica SA                      16,408        312,822
                        Gas Natural SDG SA                               19,674        359,285
                        Gestevision Telecinco SA                         10,684        100,056
                        Grifols SA                                       11,234        199,279
                        Grupo Ferrovial SA                                5,552        178,955
                        Iberdrola Renovables                             74,326        340,751
                        Iberdrola SA                                    315,395      2,571,923
                        Iberia Lineas Aereas de Espana                   40,744         86,669
                        Inditex SA                                       19,050        916,823
                        Indra Sistemas SA                                 9,965        216,279
                        Red Electrica de Espana                           9,397        425,965
                        Repsol YPF SA                                    62,614      1,401,612
                        Sacyr Vallehermoso SA                             6,339         88,178
                        Telefonica SA                                   363,182      8,247,745
                        Zardoya Otis SA                                   9,124        191,019
                                                                                  ------------
                                                                                    32,308,696
                                                                                  ------------
SWEDEN - 2.3%           Alfa Laval AB                                    30,393        291,273
                        Assa Abloy AB Series B                           29,377        410,773
                        Atlas Copco AB Class A                           60,148        605,643
                        Atlas Copco AB Class B                           31,386        285,135
                        Electrolux AB                                    23,658        330,967
                        Getinge AB Class B                               16,341        214,527
                        Hennes & Mauritz AB B Shares                     43,990      2,196,610
                        Holmen AB Class B                                 3,145         68,865
                        Husqvarna AB                                     29,187        159,325
                        Investor AB                                      38,800        599,947
                        Lundin Petroleum AB (a)                          17,302        134,525
                        Millicom International Cellular SA (a)(b)         6,200        349,742
                        Nordea Bank AB                                  278,634      2,214,409
                        SKB AB                                           34,287        423,780
                        SSAB AB A Shares                                 15,321        178,943
                        SSAB AB B Shares                                  6,267         67,665
                        Sandvik AB                                       87,411        651,498
                        Scania AB                                        24,889        247,638
                        Securitas AB                                     29,048        247,370
                        Skandinaviska Enskilda Banken AB Class A        131,049        579,610

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                 COMMON STOCKS                                   SHARES       VALUE
-------                 -------------------------------------------   ---------   ------------
                        Skanska AB Class B                               34,605   $    388,258
                        Svenska Cellulosa AB                             49,112        517,072
                        Svenska Handelsbanken Class A                    42,512        806,165
                        Swedbank AB A Shares                             34,000        198,767
                        Swedish Match AB                                 22,750        370,617
                        Tele2 AB                                         26,466        268,037
                        Telefonaktiebolaget LM Ericsson                 257,889      2,540,576
                        TeliaSonera AB                                  191,201      1,006,330
                        Volvo AB A Shares                                31,413        194,123
                        Volvo AB B Shares                                94,052        582,516
                                                                                  ------------
                                                                                    17,130,706
                                                                                  ------------
SWITZERLAND - 7.5%      ABB Ltd.                                        196,263      3,099,126
                        Actelion Ltd. (a)                                 8,704        456,213
                        Adecco SA Registered Shares                      10,847        453,374
                        Aryzta AG (a)                                     7,200        232,229
                        BKW FMB Energie AG                                  995         73,263
                        Baloise Holding AG                                4,412        328,091
                        Compagnie Financiere Richemont SA                45,289        944,199
                        Credit Suisse Group AG                          100,261      4,593,557
                        Geberit AG                                        3,498        430,987
                        Givaudan SA                                         674        413,734
                        Holcim Ltd. (a)                                  18,133      1,032,387
                        Julius Baer Holding AG Class B                   18,593        723,123
                        Kuehne & Nagel International AG                   4,766        374,372
                        Lindt & Spruengli AG                                 75        140,187
                        Lindt & Spruengli AG 'R' Shares                       9        199,206
                        Logitech International SA (a)                    15,223        211,602
                        Lonza Group AG Registered Shares                  4,470        444,665
                        Nestle SA Registered Shares                     323,069     12,198,584
                        Nobel Biocare Holding AG                         10,422        228,073
                        Novartis AG Registered Shares                   188,616      7,678,037
                        Pargesa Holding SA                                2,669        166,683
                        Roche Holding AG                                 62,431      8,506,362
                        SGS SA                                              415        515,465
                        Schindler Holding AG                              3,746        233,032
                        Schindler Holding AG Registered Shares            2,287        141,607
                        Sonova Holding AG                                 4,167        339,307
                        Straumann Holding AG Registered Shares              806        147,075
                        The Swatch Group Ltd. Bearer Shares               2,721        437,926
                        The Swatch Group Ltd. Registered Shares           4,656        152,915
                        Swiss Life Holding                                2,993        259,045
                        Swiss Reinsurance Co. Registered Shares          30,900      1,022,085
                        Swisscom AG                                       2,087        642,214
                        Syngenta AG                                       8,442      1,964,166
                        Synthes, Inc.                                     5,231        505,811
                        UBS AG                                          286,878      3,522,407

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                 COMMON STOCKS                                   SHARES       VALUE
-------                 -------------------------------------------   ---------   ------------
                        Zurich Financial Services AG                     12,800   $  2,262,442
                                                                                  ------------
                                                                                    55,073,551
                                                                                  ------------
UNITED KINGDOM - 20.4%  3i Group Plc                                     85,891        343,616
                        Admiral Group Plc                                13,207        189,387
                        Amec Plc                                         28,892        311,331
                        Anglo American Plc (a)                          113,879      3,329,716
                        Antofagasta Plc                                  33,636        326,569
                        Associated British Foods Plc                     30,278        381,451
                        AstraZeneca Plc                                 125,205      5,520,593
                        Autonomy Corp. Plc (a)                           18,514        438,683
                        Aviva Plc                                       230,090      1,295,493
                        BAE Systems Plc                                 305,449      1,706,855
                        BG Group Plc                                    290,448      4,891,049
                        BHP Billiton Plc                                190,913      4,302,913
                        BP Plc                                        1,620,524     12,805,066
                        BT Group Plc                                    670,729      1,123,803
                        Balfour Beatty Plc                               42,120        214,635
                        Barclays Plc                                    817,657      3,799,689
                        Berkeley Group Holdings Plc (a)                   4,666         61,855
                        British Airways Plc                              49,181        101,340
                        British American Tobacco Plc                    172,688      4,766,905
                        British Land Co. Plc                             73,957        465,696
                        British Sky Broadcasting Plc                     98,375        738,473
                        Bunzl Plc                                        30,014        248,895
                        Burberry Group Plc                               38,331        267,136
                        Cable & Wireless Plc                            220,100        483,101
                        Cadbury Plc                                     118,114      1,009,601
                        Cairn Energy Plc (a)                             11,971        462,864
                        Capita Group Plc                                 52,466        618,614
                        Carnival Plc                                     13,985        372,471
                        The Carphone Warehouse Plc                       32,874         85,653
                        Centrica Plc                                    442,173      1,625,884
                        Cobham Plc                                       99,291        282,800
                        Compass Group Plc                               159,986        903,073
                        Diageo Plc                                      216,226      3,105,677
                        Drax Group Plc                                   29,555        213,938
                        Experian Group Ltd.                              88,889        666,605
                        FirstGroup Plc                                   43,014        253,999
                        Fresnillo Plc                                    16,417        140,966
                        Friends Group Provident Plc                     186,698        201,894
                        GlaxoSmithKline Plc                             448,632      7,924,320
                        Group 4 Securicor Plc                           107,676        370,866
                        HSBC Holdings Plc                             1,487,969     12,396,518
                        Hammerson Plc                                    59,263        300,508
                        Home Retail Group                                74,881        321,435
                        ICAP Plc                                         44,449        331,056
                        Imperial Tobacco Group Plc                       87,941      2,288,886

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                 COMMON STOCKS                                   SHARES       VALUE
-------                 -------------------------------------------   ---------   ------------
                        Intercontinental Hotels Group Plc                21,866   $    225,090
                        International Power Plc                         131,704        517,309
                        Invensys Plc                                     69,692        257,329
                        Investec Plc                                     30,571        164,690
                        J Sainsbury Plc                                  97,323        502,599
                        Johnson Matthey Plc                              18,844        357,837
                        Kazakhmys Plc                                    18,613        194,109
                        Kingfisher Plc                                  204,702        600,567
                        Ladbrokes Plc                                    53,298        161,516
                        Land Securities Group Plc                        65,501        509,371
                        Legal & General Group Plc                       504,688        472,059
                        Liberty International Plc                        39,129        256,512
                        Lloyds TSB Group Plc                          1,439,101      1,658,981
                        London Stock Exchange Group Plc                  12,046        139,500
                        Lonmin Plc                                       13,315        258,079
                        Man Group Plc                                   148,011        678,466
                        Marks & Spencer Group Plc                       136,726        689,457
                        National Grid Plc                               210,159      1,896,412
                        Next Plc                                         17,113        414,619
                        Old Mutual Plc                                  457,899        611,510
                        Pearson Plc                                      70,225        707,185
                        Prudential Plc                                  216,153      1,477,505
                        Rangold Resources Ltd.                            6,662        429,332
                        Reckitt Benckiser Plc                            51,970      2,373,360
                        Reed Elsevier Plc                                95,363        712,424
                        Rexam Plc                                        54,834        257,730
                        Rio Tinto Plc Registered Shares                  77,493      2,683,691
                        Rolls-Royce Group Plc                           160,446        959,302
                        Royal & Sun Alliance Insurance Group            288,945        573,745
                        Royal Bank of Scotland Group Plc              1,501,988        954,655
                        Royal Dutch Shell Plc                           305,285      7,657,855
                        Royal Dutch Shell Plc Class B                   233,157      5,869,819
                        SABMiller Plc                                    77,853      1,589,595
                        Sage Group Plc                                  112,528        330,625
                        Schroders Plc                                    11,024        149,165
                        Scottish & Southern Energy Plc                   79,703      1,499,550
                        Segro Plc                                       459,901        183,909
                        Serco Group Plc                                  45,013        313,241
                        Severn Trent Plc                                 20,494        369,569
                        Shire Ltd.                                       48,594        670,685
                        Smith & Nephew Plc                               76,559        568,385
                        Smiths Group Plc                                 33,796        391,046
                        Standard Chartered Plc                          164,102      3,085,610
                        Standard Life Plc                               171,156        525,702
                        TUI Travel Plc                                   48,876        186,836
                        Tesco Plc                                       680,320      3,972,964
                        Thomas Cook Group Plc                            31,456        106,587

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                 COMMON STOCKS                                   SHARES       VALUE
-------                 -------------------------------------------   ---------   ------------
                        Thomson Reuters Plc                              14,933   $    427,103
                        Tomkins Plc                                      78,603        191,736
                        Tullow Oil Plc                                   69,258      1,072,665
                        Unilever Plc                                    111,046      2,609,811
                        United Utilities Group Plc                       59,147        485,010
                        Vedanta Resources Plc                            12,258        260,964
                        Vodafone Group Plc                            4,538,978      8,828,032
                        WPP Plc                                         108,907        724,232
                        Whitbread Plc                                    17,348        233,996
                        William Morrison Supermarkets Plc               186,350        727,845
                        Wolseley Plc                                     25,561        489,321
                        Xstrata Plc                                     164,343      1,786,121
                                                                                  ------------
                                                                                   148,994,798
                                                                                  ------------
                        TOTAL COMMON STOCKS - 98.1%                                716,831,572
                                                                                  ------------
                        INVESTMENT COMPANIES
UNITED STATES - 0.2%    iShares MSCI EAFE Index Fund (c)                 35,845      1,642,059
                                                                                  ------------
                        TOTAL INVESTMENT COMPANIES - 0.2%                            1,642,059
                                                                                  ------------
                        PREFERRED STOCKS
GERMANY - 0.2%          Henkel KGaA, 1.75%                               15,700        490,298
                        RWE AG, 3.50%                                     2,932        195,796
                        Volkswagen AG, 4.35%                              9,274        648,974
                                                                                  ------------
                        TOTAL PREFERRED STOCKS - 0.2%                                1,335,068
                                                                                  ------------
                        WARRANTS (d)
ITALY - 0.0%            Unione di Banche Italiane ScpA (expires
                           6/30/11)                                      53,164             --
                                                                                  ------------
SINGAPORE - 0.0%        Golden Agri-Resources Ltd. (expires
                           5/27/12)                                      35,691             --
                                                                                  ------------
                        TOTAL WARRANTS - 0.0%                                               --
COUNTRY                 RIGHTS
BELGIUM - 0.0%          Fortis (expires 7/01/14)                        184,182             --
                                                                                  ------------
JAPAN - 0.0%            Dowa Mining Co., Ltd. (expires 1/29/10)           7,000             --
                                                                                  ------------
NORWAY - 0.0%           Renewable Energy Corp. ASA (expires 7/13/09)      7,622         27,263
                                                                                  ------------
SINGAPORE - 0.0%        Golden Agri-Resources Ltd. (expires 7/16/09)     89,228         12,321
                        Neptune Orient Lines Ltd. (expires 7/08/09)      33,150          4,005
                                                                                  ------------
                                                                                        16,326
                                                                                  ------------
SPAIN - 0.0%            Zardoya Otis SA                                   9,124          9,280
                                                                                  ------------
UNITED KINGDOM - 0.1%   Rio Tinto Plc (expires 7/01/09)                  40,684        467,192
                                                                                  ------------
                        TOTAL RIGHTS - 0.1%                                            520,061
                                                                                  ------------
                        TOTAL LONG-TERM INVESTMENTS
                        (COST - $850,722,029) - 98.6%
                                                                                   720,328,760
                                                                                  ------------
                        SHORT-TERM SECURITIES
                        BlackRock Liquidity Funds,
                        TempCash, 0.489% (e)(f)
                                                                      2,133,954      2,133,954
                                                                                  ------------
                        TOTAL SHORT-TERM SECURITIES
                        (COST - $2,133,954) - 0.3%                                   2,133,954
                                                                                  ------------

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)

TOTAL INVESTMENTS
(COST - $852,855,983*) - 98.9%         $722,462,714
OTHER ASSETS LESS LIABILITIES - 1.1%      8,073,429
                                       ------------
NET ASSETS - 100.0%                    $730,536,143
                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $ 871,955,481
                                =============
Gross unrealized appreciation   $  47,116,946
Gross unrealized depreciation    (196,609,713)
                                -------------
Net unrealized depreciation     $(149,492,767)
                                =============

(a)  Non-income producing security.

(b)  Depositary receipts.

(c) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(d) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(e)  Represents the current yield as of report date.

(f) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

AFFILIATE                                             NET ACTIVITY    INCOME
---------                                            --------------   ------
BlackRock Liquidity Funds, TempCash                       2,133,954   $6,108
BlackRock Liquidity Series, LLC Cash Sweeps Series   USD(11,259,665)  $4,364

- For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

-    Financial futures contracts purchased as of June 30, 2009 were as follows:

                                                                                 UNREALIZED
                                                   EXPIRATION        FACE       APPRECIATION
CONTRACTS            ISSUE           EXCHANGE         DATE           VALUE     (DEPRECIATION)
---------   ----------------------   ---------   --------------   ----------   --------------
   23       OMX Stock Index Future   Stockholm      July 2009     $  232,893      $  4,124
   70          DJ Euro Stoxx 50        Eurex     September 2009   $2,365,159       (10,320)
   27        FTSE 100 Index Future     LIFFE     September 2009   $1,906,163       (32,514)
    7        SPI 200 Index Future      Sydney    September 2009   $  554,914        (4,813)
   17         TOPIX Index Future       Tokyo     September 2009   $1,650,177       (18,735)
                                                                                  --------
TOTAL                                                                             $(62,258)
                                                                                  ========

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)

-    Foreign currency exchange contracts as of June 30, 2009 were as follows:

                                                                                UNREALIZED
             CURRENCY            CURRENCY                        SETTLEMENT    APPRECIATION
            PURCHASED              SOLD          COUNTERPARTY       DATE      (DEPRECIATION)
        -----------------   -----------------   --------------   ----------   --------------
        AUD       456,000   USD       368,676       UBS AG         7/01/09       $ (1,230)
        SGD        10,000   USD         6,885       UBS AG         7/01/09             19
        USD       598,174   AUD       741,000       UBS AG         7/01/09          1,075
        USD     1,403,579   EUR     1,000,000       UBS AG         7/01/09            720
        USD       801,795   GBP       487,000       UBS AG         7/01/09            584
        USD     2,074,443   JPY   200,000,000       UBS AG         7/01/09         (1,645)
        USD       204,873   SEK     1,581,000       UBS AG         7/01/09            (62)
        USD       193,544   HKD     1,500,000       UBS AG         7/02/09             (3)
        AUD        91,000   USD        69,433   Brown Brothers     8/13/09          3,646
                                                Harriman & Co.
        CHF       170,000   USD       152,536   Brown Brothers     8/13/09          4,009
                                                Harriman & Co.
        EUR       128,000   USD       173,194   Brown Brothers     8/13/09          6,370
                                                Harriman & Co.
        GBP       232,000   USD       355,423   Brown Brothers     8/13/09         26,248
                                                Harriman & Co.
        HKD       691,000   USD        89,214   Brown Brothers     8/13/09            (19)
                                                Harriman & Co.
        JPY    55,539,000   USD       577,611   Brown Brothers     8/13/09           (794)
                                                Harriman & Co.
        SEK       449,000   USD        57,710   Brown Brothers     8/13/09            484
                                                Harriman & Co.
        USD       284,585   EUR       209,000   Brown Brothers     8/13/09         (8,609)
                                                Harriman & Co.
        USD        89,156   HKD       691,000   Brown Brothers     8/13/09            (40)
                                                Harriman & Co.
        USD       181,876   JPY    17,883,000   Brown Brothers     8/13/09         (3,853)
                                                Harriman & Co.
        USD        36,379   NOK       234,000   Brown Brothers     8/13/09             30
                                                Harriman & Co.
        DKK       233,000   USD        42,393   HSBC Bank USA,     8/13/09          1,467
                                                      NA
        NOK       234,000   USD        36,617   HSBC Bank USA,     8/13/09           (269)
                                                      NA
        AUD     1,461,000   USD     1,113,543       UBS AG         8/13/09         59,731
        DKK       330,000   USD        59,821       UBS AG         8/13/09          2,298
        EUR     2,824,000   USD     3,940,669       UBS AG         8/13/09         20,960
        GBP     2,041,600   USD     3,114,166       UBS AG         8/13/09        244,535
        JPY   263,123,000   USD     2,679,986       UBS AG         8/13/09         52,758
        NOK     1,500,000   USD       237,363       UBS AG         8/13/09         (4,361)
        NZD       146,000   USD        87,541       UBS AG         8/13/09          6,407
        USD     1,196,646   AUD     1,552,000       UBS AG         8/13/09        (49,706)
        USD       154,445   CHF       170,000       UBS AG         8/13/09         (2,100)
        USD       103,299   DKK       563,000       UBS AG         8/13/09         (2,681)

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)

-    Foreign currency exchange contracts as of June 30, 2009 were as follows:

                                                                                UNREALIZED
             CURRENCY            CURRENCY                        SETTLEMENT    APPRECIATION
            PURCHASED              SOLD          COUNTERPARTY       DATE      (DEPRECIATION)
        -----------------   -----------------   --------------   ----------   --------------
        USD     1,874,399   EUR     1,341,000       UBS AG         8/13/09       $ (6,813)
        USD     3,321,349   GBP     2,078,000       UBS AG         8/13/09        (97,235)
        USD     1,849,699   JPY   178,125,000       UBS AG         8/13/09           (272)
        USD       237,556   NOK     1,500,000       UBS AG         8/13/09          4,554
        USD        93,193   NZD       146,000       UBS AG         8/13/09           (755)
                                                                                 --------
TOTAL                                                                            $255,448
                                                                                 ========

-    CURRENCY ABBREVIATIONS:

AUD Australian Dollar
CHF Swiss Franc
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
SGD Singapore Dollar
USD US Dollar

- Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements", clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

     - Level 1 - price quotations in active markets/exchanges for identical securities

     - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

     - Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series' own assumptions used in determining the fair value of investments)

          The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Series' investments:

                           INVESTMENTS IN
        VALUATION            SECURITIES
         INPUTS                ASSETS
------------------------   --------------
Level 1
Long-Term Investments
   Common Stock:
      Belgium               $        102
      France                     345,689
      Italy                      118,702
      Japan                      201,099
      Norway                     138,277
      Switzerland              1,022,084
      United Kingdom           2,683,691
   Investment Companies:
      United States            1,642,059
   Rights:
      Norway                      27,263
      Singapore                    4,005
      Spain                        9,280
      United Kingdom             467,192

Short-Term Securities          2,133,954
                            ------------
Total Level 1                  8,793,397
                            ------------
Level 2
Long-Term Investments
   Common Stock:
      Australia               52,265,229
      Austria                  2,323,739
      Belgium                  6,826,486
      Bermuda                    533,697
      Cayman Islands             140,825
      Denmark                  6,814,183
      Finland                  9,208,025
      France                  71,253,561
      Germany                 54,404,857
      Greece                   4,220,394
      Hong Kong               17,224,276
      Ireland                  2,039,099
      Italy                   24,803,446
      Japan                  172,805,182
      Kazakhstan                 262,643
      Luxembourg               3,488,123
      Netherlands             16,673,024
      New Zealand                696,028

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)

                           INVESTMENTS IN
        VALUATION            SECURITIES
         INPUTS                ASSETS
------------------------   --------------
      Norway                   4,431,685
      Portugal                 2,284,901
      Singapore                9,820,549
      Spain                   32,308,696
      Sweden                  17,130,706
      Switzerland             54,051,467
      United Kingdom         146,311,107
   Preferred Stocks:
      Germany                  1,335,068
   Warrants:
      Italy                           --
   Rights:
      Belgium                         --
      Singapore                   12,321
                             -----------
Total Level 2               $713,669,317
                            ------------
Total Level 3                         --
                            ------------
TOTAL                       $722,462,714
                            ============

             OTHER FINANCIAL
              INSTRUMENTS(1)
          ----------------------
           ASSETS    LIABILITIES
          --------   -----------
Level 1   $  4,124    $ (66,382)
Level 2    435,895     (180,447)
Level 3         --           --
          --------    ---------
           440,019    $(246,829)
          ========    =========

(1) Other financial instruments are financial futures contracts and foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

     The following is a reconciliation of investments for unobservable inputs Level 3 were used in

                                                    COMMON STOCKS
                                                      AUSTRALIA
                                                    -------------
Balance, as of December 31, 2008                      $  26,500
Accrued discounts/premiums                                   --
Realized gain (loss)                                         --
Change in unrealized appreciation/depreciation(2)       661,574
Net purchases (sales)                                        --
Net transfers out of Level 3                           (688,074)
                                                      ---------
BALANCE, AS OF JUNE 30, 2009                          $      --
                                                      =========

(2) Included in the related net change in unrealized appreciation/depreciation on the Statement of Operations related to securities classified as Level 3 at period end.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

     (b) There were no changes in the Trust's internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.
     (a)(1)   Not Applicable.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

     (a)(3)  Not Applicable.

     (b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: September 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: September 3, 2009


By /s/ Rebecca L. Harris
   ---------------------
   Rebecca L. Harris
   Treasurer

Date: September 3, 2009